File Nos. 2-24256

811-1343

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 96

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF

1940

Amendment No. 109

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

(Exact Name of Registrant)

Horace Mann Life Insurance Company

(Name of Depositor)

One Horace Mann Plaza, Springfield, Illinois 62715

(Address of Depositor’s Principal Executive Offices)

              (217) 789-2500

(Depositor’s Telephone Number)

Ann M. Caparros

One Horace Mann Plaza

            Springfield, Illinois 62715

(Name and Address of Agent for Service)

Copies of Communications to:

Stephen E. Roth

Sutherland LLP

1275 Pennsylvania Avenue, NW

Washington, DC 20004-1415

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b) of Rule 485

☑ On May 1, 2015 pursuant to paragraph (b) of Rule 485

☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐ On May 1, 2015 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Prospectus for Variable Deferred Annuity Contracts Issued by Horace Mann Life

Insurance Company Separate Account

Flexible Premium Contracts

May 1, 2015

This prospectus offers Variable annuity Contracts to individuals and certain groups. These Contracts were issued by Horace Mann Life Insurance Company (“HMLIC”) as flexible premium Contracts. Certain of these Contracts were issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986, as amended (“IRC”). These Contracts (other than certificates issued under the group contracts) are no longer sold by HMLIC. The investment choices under the Contracts are a Fixed Account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a participant or Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options or Variable accounts). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Lifecycle/Target Date Funds

Fidelity VIP Freedom 2015 SC2

Fidelity VIP Freedom 2025 SC2

Fidelity VIP Freedom 2035 SC2

Fidelity VIP Freedom 2045 SC2

Wilshire Variable Insurance Trust 2015 ETF Fund(10)

Wilshire Variable Insurance Trust 2025 ETF Fund(10)

Wilshire Variable Insurance Trust 2035 ETF Fund(10)

Asset Allocation Funds

Fidelity VIP FundsManager 20% SC2

Fidelity VIP FundsManager 50% SC2

Fidelity VIP FundsManager 60% SC2

Fidelity VIP FundsManager 70% SC2

Fidelity VIP FundsManager 85% SC2

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)(10)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)(10)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)(10)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)(10)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)(10)

Large Company Stock Funds

Large Value

American Funds IS Blue Chip Income and Growth Fund

Davis Value Portfolio(10)

T. Rowe Price Equity Income Portfolio VIP II(10)

Wilshire Large Company Value Portfolio (Investment Class)(4)(10)

Large Core

Fidelity VIP Growth & Income Portfolio SC 2(10)

Fidelity VIP Index 500 Portfolio SC 2

JPMorgan Insurance Trust U.S. Equity Portfolio(9)

Wilshire 5000 Index Fund (Investment Class)(1)(4)(10)

Large Growth

AB VPS Large Cap Growth Portfolio(6)

American Funds IS Growth Fund

Delaware VIP US Growth Series — Service Class(10)

Fidelity VIP Growth Portfolio SC 2(10)

Wilshire Large Company Growth Portfolio (Investment Class)(1)(4)(10)

Mid-Size Company Stock Funds

Mid Value

AB VPS Small/Mid Cap Value Portfolio(6)

American Century VP Mid Cap Value Class 1(10)

Ariel Appreciation Fund®(4)(5)

Ariel Fund®(4)(6)

Goldman Sachs VIT Mid Cap Value Fund(10)

MFS Mid Cap Value Portfolio

Wells Fargo Advantage VT Opportunity FundSM(2)

Mid Core

Calvert VP S&P Mid Cap 400 Index

Dreyfus Investment Portfolios: MidCap Stock Portfolio — Service Shares(3)

Fidelity VIP Mid Cap Portfolio SC 2(10)

Rainier Small/Mid Cap Equity Fund(4)(10)

Mid Growth

Delaware VIP Smid Cap Growth Series — Service Class(10)

Lord Abbett Series Fund Growth Opportunities Portfolio(3)

Putnam VT Multi-Cap Growth Fund (IB Shares)(6)

Wells Fargo Advantage VT Discovery FundSM

Small Company Stock Funds

Small Value

JPMorgan Small Cap Value(4)

Royce Capital Fund Small-Cap Portfolio(10)

T. Rowe Price Small-Cap Value Fund — Advisor Class(2)(4)

Wilshire Small Company Value Portfolio (Investment Class)(4)(10)

Small Core

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)

Goldman Sachs VIT Structured Small Cap Equity Insights Fund(5)

Lazard Retirement US Small-Mid Cap Eq Service(10)

Neuberger Berman Genesis Fund — Advisor
Class(4)(10)

T. Rowe Price Small-Cap Stock Fund — Advisor Class(2)(4)

Small Growth

AB VPS Small Cap Growth Portfolio(7)

Lord Abbett Series Developing Growth Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)(3)(4)

International Stock Funds

Developed Markets

Fidelity VIP Overseas Portfolio SC 2

Emerging Markets

American Funds IS New World Fund

Fidelity VIP Emerging Markets SC 2(8)

Real Estate

Delaware VIP REIT Series (Service Class)(10)

Fidelity VIP Real Estate SC2

Bond Funds

Corporate Bond

Fidelity VIP Investment Grade Bond Portfolio SC 2

Global Bond

Templeton Global Bond VIP Fund — Class 4

High Yield Bond

Franklin High Income VIP Fund Class 2

Fidelity VIP High Income Portfolio SC 2(10)

Balanced Fund

American Funds IS Managed Risk Asset Allocation Fund

Wilshire VIT Global Allocation Fund

Money Market

T. Rowe Price Prime Reserve Portfolio

(1)

For Contracts issued before September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

(2)

The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

(3)

On and after May 1, 2006, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(4)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(5)

On and after May 1, 2008, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

(6)

On and after May 1, 2012, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(7)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

(8)

On and after May 1, 2014, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

Fidelity VIP Emerging Markets SC2

(9)	On and after May 1, 2014, Contract Owners may once again begin or increase premium payment allocations and make new transfers to the following Subaccount.

JPMorgan Insurance Trust U.S. Equity Portfolio

(10)

On and after May 1, 2015, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund	Wilshire Large Company Growth Portfolio (Investment Class)
Wilshire Variable Insurance Trust 2025 ETF Fund	American Century VP Mid Cap Value Class 1
Wilshire Variable Insurance Trust 2035 ETF Fund	Goldman Sachs VIT Mid Cap Value Fund
Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)	Fidelity VIP Mid Cap Portfolio SC 2
Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)	Rainier Small/Mid Cap Equity Fund
Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)	Delaware VIP Smid Cap Growth Series — Service Class
Ibbotson Growth ETF Asset Allocation Portfolio (Class II)	Royce Capital Fund Small-Cap Portfolio
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)	Wilshire Small Company Value Portfolio (Investment Class)
Davis Value Portfolio	Lazard Retirement US Small-Mid Cap Eq Service
T. Rowe Price Equity Income Portfolio VIP II	Neuberger Berman Genesis Fund — Advisor Class
Wilshire Large Company Value Portfolio (Investment Class)	Fidelity VIP Growth Portfolio SC 2
Fidelity VIP Growth & Income Portfolio SC2	Delaware VIP REIT Series (Service Class)
Wilshire 5000 Index Fund (Investment Class)	Fidelity VIP High Income Portfolio SC 2
Delaware VIP US Growth Series — Service Class

Trademarks used in this document are owned by and used with the permission of the appropriate company.

This prospectus sets forth the information an investor should know before purchasing or making additional purchase payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated May 1, 2015. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield,

Illinois 62708-4657, by sending a telefacsimile (“FAX”) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE

SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION

TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER

GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY

ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF

PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors, Inc., the distributor of the Contracts, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this prospectus is May 1, 2015.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The natural person whose life determines the Annuity Payments made under the Contract.

Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Maturity Date, less any applicable premium tax, outstanding loan and applicable Surrender Charge.

Annuity Payments: A series of payments beginning on the Maturity Date.

Annuity Period: The period during which Annuity Payments are made.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Contract: The individual deferred Variable annuity contracts (and in the case of the group contracts, those group contracts and the certificates thereunder) this prospectus offers.

Contract Owner (You, Your): The individual to whom the Contract is issued.

Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.

FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.

Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.

Maturity Date: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Maturity Dates.

In addition, Qualified Contracts often have certain limitations upon election of a Maturity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences — Required Minimum Distributions.”

Mutual Fund(s): Open-end management investment companies in which the assets of the Subaccount(s) will be invested. These companies are generally registered under the Investment Company Act of 1940.

Net Purchase Payment: The balance of each purchase payment received by HMLIC after deducting any applicable premium taxes. Purchase payments are also referred to as premium payments in this prospectus.

Non-Qualified Contract: A Contract that is not a Qualified Contract.

Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts: Internal Revenue Code (“IRC”) Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) SIMPLE individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental plan annuity (“457(b) Contract”); and IRC 401 qualified annuity (“401 Contract”).

Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 408 or 457(b) and individual retirement arrangements under IRC Sections 408 and 408A.

Required Minimum Distribution: The amount required by the IRS to be withdrawn from Your Contract after You reach age 70 1/2 or upon Your death.

Scheduled Update: The date the Contract investment period and current interest rate of the fixed account are updated, if applicable.

Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

Surrender Charge: Also called a “contingent deferred sales charge.” An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.

Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.

Underlying Funds: All Mutual Funds listed in this document that are available for investment by the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Purchase Payment or request to occur on a particular Valuation Date if We receive the Net Purchase Payment or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time on that day. If received at or after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.

Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before the time Annuity Payments begin.

Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract(s). More detailed information about the material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contracts only. For information regarding the fixed portion, refer to the Contract(s).

For a brief overview of product-specific information for the Contract You own, see the “Individual Product Information” section of this prospectus.

Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund’s Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is the “Separate Account”?

The Separate Account segregates assets dedicated to the Variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase the Contracts offered by this prospectus?

The Contracts are designed for individuals seeking long-term, tax-deferred accumulation of funds and are no longer sold (other than certificates issued under the group contracts). Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.

The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contracts were offered and sold through independent agents and other broker/dealers. HM Investors is a broker/dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

What are my investment choices?

You may have money allocated to or invested in no more than 24 investment options (including the fixed account) at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

(a) Separate Account

Includes Subaccounts each of which invests in one of the following Underlying Funds:

Lifecycle/Target Date Funds

Fidelity VIP Freedom 2015 SC2

Fidelity VIP Freedom 2025 SC2

Fidelity VIP Freedom 2035 SC2

Fidelity VIP Freedom 2045 SC2

Wilshire Variable Insurance Trust 2015 ETF Fund(10)

Wilshire Variable Insurance Trust 2025 ETF Fund(10)

Wilshire Variable Insurance Trust 2035 ETF Fund(10)

Asset Allocation Funds

Fidelity VIP FundsManager 20% SC2

Fidelity VIP FundsManager 50% SC2

Fidelity VIP FundsManager 60% SC2

Fidelity VIP FundsManager 70% SC2

Fidelity VIP FundsManager 85% SC2

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)(10)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)(10)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)(10)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)(10)

Ibboson Aggressive Growth ETF Asset Allocation Portfolio (Class II)(10)

Large Company Stock Funds

Large Value

American Funds IS Blue Chip Income and Growth Fund

Davis Value Portfolio(10)

T. Rowe Price Equity Income Portfolio VIP II(10)

Wilshire Large Company Value Portfolio (Investment Class)(4)(10)

Large Core

Fidelity VIP Growth & Income Portfolio SC 2(10)

Fidelity VIP Index 500 Portfolio SC 2

JPMorgan Insurance Trust U.S. Equity Portfolio(9)

Wilshire 5000 Index Fund (Investment Class)(1)(4)(10)

Large Growth

AB VPS Large Cap Growth Portfolio(6)

American Funds IS Growth Fund

Delaware VIP US Growth Series — Service Class(10)

Fidelity VIP Growth Portfolio SC 2(10)

Wilshire Large Company Growth Portfolio (Investment Class)(1)(4)(10)

Mid-Size Company Stock Funds

Mid Value

AB VPS Fund Small/Mid Cap Value Portfolio(6)

American Century VP Mid Cap Value Class 1(10)

Ariel Appreciation Fund®(4)(5)

Ariel Fund®(4)(6)

Goldman Sachs VIT Mid Cap Value Fund(10)

MFS Mid Cap Value Portfolio

Wells Fargo Advantage VT Opportunity FundSM(2)

Mid Core

Calvert VP S&P Mid Cap 400 Index

Dreyfus Investment Portfolios: MidCap Stock Portfolio — Service Shares(3)

Fidelity VIP Mid Cap Portfolio SC 2(10)

Rainier Small/Mid Cap Equity Fund(4)(10)

Mid Growth

Delaware VIP Smid Cap Growth Series — Service Class(10)

Lord Abbett Series Fund Growth Opportunities Portfolio(3)

Putnam VT Multi Cap Growth Fund (IB Shares)(6)

Wells Fargo Advantage VT Discovery FundSM

Small Company Stock Funds

Small Value

JPMorgan Small Value(4)

Royce Capital Fund Small-Cap Portfolio(10)

T. Rowe Price Small-Cap Value Fund — Advisor Class(2)(4)

Wilshire Small Company Value Portfolio (Investment Class)(4)(10)

Small Core

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)

Goldman Sachs VIT Structured Small Cap Equity Insights Fund(5)

Lazard Retirement US Small-Mid Cap Eq Service(10)

Neuberger Berman Genesis Fund — Advisor Class(4)(10)

T. Rowe Price Small-Cap Stock Fund — Advisor Class(2)(4)

Small Growth

AB VPS Small Cap Growth Portfolio(7)

Lord Abbett Series Developing Growth Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)(3)(4)

International Stock Funds

Developed Markets

Fidelity VIP Overseas Portfolio SC 2

Emerging Markets

American Funds IS New World Fund

Fidelity VIP Emerging Markets SC 2(8)

Real Estate

Delaware VIP REIT Series (Service Shares)(10)

Fidelity VIP Real Estate SC 2

Bond Funds

Corporate Bond

Fidelity VIP Investment Grade Bond Portfolio SC 2

Global Bond

Templeton Global Bond VIP Fund — Class 4

High Yield Bond

Fidelity VIP High Income Portfolio SC 2(10)

Franklin High Income VIP Fund Class 2

Balanced Fund

American Funds IS Managed Risk Asset Allocation Fund

Wilshire VIT Global Allocation Fund

Money Market

T. Rowe Price Prime Reserve Portfolio

(1)

For Contracts issued before September 5, 2000, the Subaccounts of the Horace Mann Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

(2)

The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

(3)

On and after May 1, 2006, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: MidCap Stock Portfolio Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(4)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(5)

On and after May 1, 2008, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

(6)

On and after May 1, 2012, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(7)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

(8)

On and after May 1, 2014, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount.

Fidelity VIP Emerging Markets SC2

(9)	On and after May 1, 2014, Contract Owners may once again begin or increase premium payment allocations and make new transfers to the following Subaccount.

JPMorgan Insurance Trust U.S. Equity Portfolio

(10)

On and after May 1, 2015, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund	Wilshire Large Company Growth Portfolio (Investment Class)
Wilshire Variable Insurance Trust 2025 ETF Fund	American Century VP Mid Cap Value Class 1
Wilshire Variable Insurance Trust 2035 ETF Fund	Goldman Sachs VIT Mid Cap Value Fund
Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)	Fidelity VIP Mid Cap Portfolio SC 2
Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)	Rainier Small/Mid Cap Equity Fund
Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)	Delaware VIP Smid Cap Growth Series — Service Class
Ibbotson Growth ETF Asset Allocation Portfolio (Class II)	Royce Capital Fund Small-Cap Portfolio
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)	Wilshire Small Company Value Portfolio (Investment Class)
Davis Value Portfolio	Lazard Retirement US Small-Mid Cap Eq Service
T. Rowe Price Equity Income Portfolio VIP II	Neuberger Berman Genesis Fund — Advisor Class
Wilshire Large Company Value Portfolio (Investment Class)	Fidelity VIP Growth Portfolio SC 2
Fidelity VIP Growth & Income Portfolio SC2	Delaware VIP REIT Series (Service Class)
Wilshire 5000 Index Fund (Investment Class)	Fidelity VIP High Income Portfolio SC 2
Delaware VIP US Growth Series — Service Class

(b) Fixed Account — You also may direct Your Net Purchase Payments (or transfer any of Your Total Accumulation Value) to the fixed account and receive a guaranteed minimum interest rate. (See Your Contract or Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds — The Fixed Account).

When can I transfer between accounts?

At any time before the Contract’s Maturity Date, You may transfer from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program allows You to preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Maturity Date. Transfers from the fixed account of the Contract into a Subaccount could be subject to certain charges if the transferred amount is withdrawn or surrendered. For complete details see “The Contracts — Transactions — Transfers.”

May I withdraw all or part of the Contract value before the Maturity Date?

Unless restricted by the Internal Revenue Code of 1986 as amended (“IRC”), or the terms of any employer plan under which Qualified Contracts are issued (if applicable), a Contract Owner may at any time before the Maturity Date surrender his or her Contract in whole or withdraw in part for cash. In any Contract year, You may withdraw a portion of Your Total Accumulation Value without a Surrender Charge. Each surrender or partial withdrawal is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the Variable Cash Value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in “Deductions and Expenses — Surrender Charges.”

What are the charges or deductions?

Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis. See the “Individual Product Information” section for the mortality and expense risk fee of Your product.

A fixed annual maintenance charge that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. See the “Individual Product Information” section for the annual maintenance fee of Your product. If You have multiple deferred annuity contracts or certificates with us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance charge per year for those multiple Contract numbers.

We do not assess a sales expense charge on purchase payments, but do assess a decreasing Surrender Charge against certain withdrawals and surrenders. The charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contracts — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

What are the federal income tax consequences of investing in this Contract?

Purchase payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the annuity Contract. Except for qualified distributions from Roth type accounts or after-tax purchase payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC.

The IRC provides an additional tax (penalty tax) for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from Qualified Contracts (other than traditional IRAs and Roth IRAs), except under certain circumstances. See “Tax Consequences.” These Contracts might not be suitable for short-term investment. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Contract and am dissatisfied, may I return it?

Generally the Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the Net Purchase Payments made for the Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Maturity Date set by the terms of Your Contract. Variable Annuity Payments are made in monthly installments. An optional Maturity Date and various income payment options are available under the Contract.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. See “The Contracts — Annuity Payment Options.”

Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences.”

Fee Tables and Example

The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract You own, look in the bottom left hand corner of Your Contract for the form number. This is the number referenced below the product name in the following tables.

Contract Owner Transaction Expenses:(1)

Surrender Fees (as a percentage of amount surrendered, if applicable)

Contract Year	Annuity Alternatives (IC-408000, IC-409000 (group contract), & IC-410000 (certificate))	Annuity Alternatives 2 (IC-437000 and IC-438000)	Tennessee Matching Funds (IC-4230TN (group contract) and IC-4240TN (certificate))
1	8%	8%	0%
2	8%	7%	0%
3	6%	6%	0%
4	4%	4%	0%
5	2%	2%	0%
6	0%	0%	0%
7	0%	0%	0%
8	0%	0%	0%
9	0%	0%	0%

Periodic Fees and Expenses

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

	Annuity Alternatives (IC-408000, IC-409000 (group contract), & IC-410000 (certificate))	Annuity Alternatives 2 (IC-437000)	Annuity Alternatives 2 (IC-438000)	Tennessee Matching Funds (IC-4230TN (group contract) and IC-4240TN (certificate))
Annual Contract Fee(2)	$25	$25	$25	$0.00
Separate Account Annual Expenses (as a percentage of average Variable Cash Value) Mortality and Expense Risk Fees	1.25%	1.25%	1.25%	0.95%
Total Separate Account Annual Expenses	1.25%	1.25%	1.25%	0.95%

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2014. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

(1)

Any premium taxes relating to the Contract may be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range between 0% and 3.5%.

(2)

The annual Contract fee is waived if the Contract value equals or exceeds $10,000. If the Contract Owner has multiple deferred annuity contracts or certificates with Us. We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the number, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual Contract fee (maintenance charge) per year for those multiple Contract numbers.

Total Annual Underlying Fund Operating Expenses(3)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	2.02%

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Ibbotson Asset Allocation Funds, Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Ibbotson Asset Allocation Fund, Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by an Ibbotson Asset Allocation Fund, a Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, or the Wilshire VIT Global Allocation Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson Asset Allocation Funds, Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, or the Wilshire VIT Global Allocation Fund for a presentation of the applicable Acquired Fund fees and expenses.

Example

This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.

The Example assumes that You invest $10,000 in the Separate Account of the Contract for the time periods indicated. The Example also assumes any applicable Surrender Charges, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2014, without reflecting the impact of any Underlying Fund fee or expense waivers. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:

Annuity Alternatives (IC-408000 & IC-409000 (group contract) IC-410000 (certificate)) and

Annuity Alternatives 2 (IC-437000 and IC-438000)

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,163	$1,695	$2,020	$3,734

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$352	$1,069	$1,806	$3,734

Tennessee Matching Funds Group Annuity

IC-4230TN (group contract) and IC-4240TN (certificate)

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$297	$910	$1,546	$3,249

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$297	$910	$1,546	$3,249

(3)

The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those incurred for the year ended December 31, 2014. Current or future expenses may be greater or less than those shown. These numbers do not include any Underlying Fund fee or expense waivers. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions — Market Timing” for a discussion of these fees.

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix A — Condensed Financial Information.”

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.

The Fixed Account

The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.

The fixed account has not been registered with the U.S. Securities and Exchange Commission, and the staff of the U.S. Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the fixed account.

The Separate Account

On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contracts. HMLIC is solely responsible for its obligations under the Contract. While HMLIC is obligated to make payments under the Contracts, the amounts of Variable Annuity Payments are not guaranteed because the payment amounts fluctuate in accordance with the performance of the Subaccounts.

The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

The Underlying Funds

Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

The Underlying Funds are listed below along with their primary investment objectives and adviser for each Underlying Fund. THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE ITS OBJECTIVE. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (877) 832-3785. You may also access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Financial Services” tab, then “Annuities” and then “Prospectuses Online”.

Name	Objective	Investment Type	Adviser
Fidelity VIP Freedom 2015 SC2	High Total Return	Lifecycle/Target date	The Fidelity VIP Freedom 2015 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP Freedom 2025 SC2	High Total Return	Lifecycle/Target date	The Fidelity VIP Freedom 2025 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP Freedom 2035 SC2	High Total Return	Lifecycle/Target date	The Fidelity VIP Freedom 2035 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP Freedom 2045 SC2	High Total Return	Lifecycle/Target date	The Fidelity VIP Freedom 2045 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Wilshire Variable Insurance Trust 2015 ETF Fund(5)(11)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2025 ETF Fund(5)(11)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2035 ETF Fund(5)(11)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP FundsManager 20% SC2	High Current Income	Asset Allocation	The Fidelity VIP FundsManager 20% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP FundsManager 50% SC2	High total return	Asset Allocation	The Fidelity VIP FundsManager 50% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP FundsManager 60% SC2	High total return	Asset Allocation	The Fidelity VIP FundsManager 60% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP FundsManager 70% SC2	High total return	Asset Allocation	The Fidelity VIP FundsManager 70% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP FundsManager 85% SC2	High total return	Asset Allocation	The Fidelity VIP FundsManager 85% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Name	Objective	Investment Type	Adviser
Ibbotson Conservative ETF Asset Allocation(5)(11)	Current income/Preservation	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Income & Growth ETF Asset Allocation(5)(11)	Current Income/Capital appreciation	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Balanced ETF Asset Allocation(5)(11)	Capital appreciation/Some current income	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Growth ETF Asset Allocation(5)(11)	Capital appreciation	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Aggressive Growth ETF Asset Allocation(5)(11)	Capital appreciation	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

American Funds IS Blue Chip Income and Growth Fund	Current Income and Long-term Capital Appreciation	Large Value	The American Funds IS Blue Chip Income and Growth Fund is advised by Capital Research and Management CompanySM.

Davis Value Portfolio(11)	Long-term capital appreciation	Large value	Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

T. Rowe Price Equity Income Portfolio VIP II(11)	Long-term capital appreciation	Large value	The T. Rowe Price Equity Income Portfolio VIP II is advised by T. Rowe Price Associates, Inc.

Wilshire Large Company Value Portfolio (Investment Class)(4)(11)	Long-term capital growth	Large value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.
Fidelity VIP Growth & Income Portfolio SC 2(11)	Current income/ Capital growth	Large core	The Fidelity VIP Growth and Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Index 500 Portfolio SC 2	Long-term capital growth	Large core	The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geode, a subadvisor to the fund.

JPMorgan Insurance Trust U.S. Equity Portfolio(10)	High Total Return	Large core	The JPMorgan Insurance Trust U.S. Equity Portfolio is a series of the J.P. Morgan Insurance Trust and is advised by J.P. Morgan Investment Management Inc.

Wilshire 5000 Index Fund (Investment Class)(1)(4)(11)	Capital growth	Large core	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

AB VPS Large Cap Growth Portfolio(7)	Long-term capital growth	Large growth	The AB Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein L.P.

Name	Objective	Investment Type	Adviser
American Funds IS Growth Fund	Long-term capital growth	Large growth	The American Funds IS Growth Fund is advised by Capital Research and Management CompanySM.

Delaware VIP US Growth Series — Service Class(11)	Long-term capital appreciation	Large growth	The Delaware VIP U.S. Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP Growth Portfolio SC 2(11)	Capital growth	Large growth	The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire Large Company Growth Portfolio(1)(4)(11)	Long-term capital growth	Large growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

AB VPS Small/Mid Cap Value Portfolio(7)	Long-term capital growth	Medium value	The AB Variable Products Series Small/Mid Cap Value Portfolio is advised by AllianceBernstein L.P.

American Century VP Mid Cap Value(11)	Long-term capital growth, income	Medium value	The American Century VP Mid Cap Value is advised by American Century Investment Management, Inc.

Ariel Fund®(4)(7)	Long-term capital appreciation	Medium value	The Ariel Fund is advised by Ariel Investments, LLC.

Ariel Appreciation Fund®(4)(6)	Long-term capital appreciation	Medium value	The Ariel Appreciation Fund is advised by Ariel Investments, LLC.

Goldman Sachs VIT Mid Cap Value Fund(11)	Long-term capital appreciation	Medium value	The Goldman Sachs VIT Mid Cap Value Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P. (“GSAM”).

MFS Mid Cap Value Portfolio	Long-term capital appreciation	Medium value	The MFS Mid Cap Value Portfolio is advised by MFS.

Wells Fargo Advantage VT Opportunity FundSM(2)	Long-term capital appreciation	Medium core	The Wells Fargo Advantage Opportunity Fund is subadvised by Wells Capital Management.

Dreyfus Investment Portfolios: MidCap Stock Portfolio — Service Shares(3)	Long-term capital growth	Medium core	Dreyfus Investment Portfolios: MidCap Stock Portfolio is advised by The Dreyfus Corporation.

Fidelity VIP Mid Cap Portfolio SC 2(11)	Long-term capital growth	Medium core	The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Rainier Small/Mid Cap Equity Fund(4)(11)	Long-term capital growth	Medium core	The Rainier Small/Mid Cap Equity Fund is advised by Rainier Investment Management, LLC.

Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium core	The Calvert VP S&P MidCap 400 Index is advised by Calvert Investment Management, Inc. and subadvised by Ameritas Investment Partners, Inc.

Name	Objective	Investment Type	Adviser
Delaware VIP Smid Cap Growth Series — Service Shares(11)	Long-term capital appreciation	Medium growth	The Delaware VIP Smid Cap Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Lord Abbett Series Fund Growth Opportunities Portfolio(3)	Capital appreciation	Medium growth	The Lord Abbett Series Fund — Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

Putnam VT Multi-Cap Growth Fund (IB Shares)(7)	Long-term Capital appreciation	Medium growth	Putnam VT Multi-Cap Growth Fund is a series of the Putnam Variable Trust and is advised by Putnam Investment Management LLC.

Wells Fargo Advantage VT Discovery FundSM	Long-term capital appreciation	Medium growth	The Wells Fargo Advantage Discovery Fund is subadvised by Wells Capital Management.

JPMorgan Small Cap Value(4)	Long-Term Capital growth	Small Value	The JPMorgan Small Cap Value is advised by J. P. Morgan Investment Management Inc.

Royce Capital Fund Small-Cap Portfolio(11)	Long-term capital growth	Small value	The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associates, LLC.

T. Rowe Price Small-Cap Value Fund — Advisor Class(2)(4)	Long-term capital growth	Small value	The T. Rowe Price Small Cap Stock Fund is advised by T. Rowe Price Associates, Inc.

Wilshire Small Company Value Portfolio (Investment Class)(4)(11)	Long-term capital growth	Small value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	Long-term capital growth	Small core	Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio is advised by The Dreyfus Corporation.

Goldman Sachs VIT Structured Small Cap Equity Insights Fund(11)	Long-term capital growth	Small core	The Goldman Sachs VIT Structured Small Cap Equity Insights Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P.

Lazard Retirement US Small-Mid Cap Eq Service(11)	Long-term capital appreciation	Small core	The Lazard Retirement US Small-Mid Cap Equity Service is advised by Lazard Asset Management LLC.

Neuberger Berman Genesis Fund — Advisor Class(4)(11)	Capital growth	Small core	Neuberger Berman Genesis Fund — Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman LLC.

T. Rowe Price Small-Cap Stock Fund — Advisor Class(2)(4)	Long-term capital growth	Small core	The T. Rowe Price Small Cap Stock Fund is advised by T. Rowe Price Associates, Inc.

AB VPS Small Cap Growth Portfolio(8)	Long-term capital growth	Small growth	The AB VPS Small Cap Growth Portfolio is advised by AllianceBernstein L.P.

Lord Abbett Series Developing Growth Portfolio	Long-term Capital Growth	Small growth	The Lord Abbett Series-Developing Growth Portfolio is advised by Lord Abbett & Co. LLC.

Wilshire Small Company Growth Portfolio (Investment Class)(3)(4)	Long-term capital appreciation	Small growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

American Funds IS New World Fund	Long-term capital appreciation	Emerging Markets	The American Funds IS New World Fund is advised by Capital Research and ManagementSM.

Name	Objective	Investment Type	Adviser
Fidelity VIP Emerging Markets SC 2(9)	Capital appreciation	Emerging Markets	The Fidelity VIP Emerging Markets Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Overseas Portfolio SC 2	Long-term capital growth	Developed Markets	The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Delaware VIP REIT Series (Service Class)(11)	Long-term total return/capital appreciation	Real estate	The Delaware VIP REIT Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is Indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP Real Estate SC2	Above average income and long term capital growth	Real estate	The Fidelity VIP Real Estate Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP High Income Portfolio SC 2(11)	High current income/Capital growth	High Yield Bond	The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Franklin VIP High Income VIP Fund	High current income/Capital growth	High Yield Bond	The Franklin VIP High Income Fund is advised by Franklin Advisers, Inc.

Fidelity VIP Investment Grade Bond Portfolio SC 2	Current income	Corporate Bond	The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Templeton Global Bond VIP Fund — Class 4	High current income/ preservation of capital	Global Bond	The Templeton Global Bond VIP Fund is advised by Franklin Advisers, Inc.

American Funds IS Managed Risk Asset Allocation Fund(5)	High total return; Long Term capital appreciation; Preservation of Capital while seeking to manage volatility and provide downside protection	Balanced	The American Funds IS Managed Risk Asset Allocation Fund is advised by Capital Research and Management CompanySM. Milliman Financial Risk Management LLC is the subadviser with respect to the management of the fund’s managed risk strategies.

Wilshire VIT Global Allocation Fund(5)	Long-term total rate of return; capital appreciation	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

T. Rowe Price Prime Reserve Portfolio	Current income/ Preservation of capital	Money Market	The T. Rowe Price Prime Reserve Portfolio is advised by T. Rowe Price Associates, Inc.

(1)

For Contracts issued before September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

(2)

The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 may not begin or increase purchase payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Credit Suisse Trust — U.S. Equity Flex I Portfolio

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

(3)

On or after May 1, 2006 Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(4)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(5)

Each of these Underlying Funds is considered a “fund of funds.” This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.

(6)

On and after May 1, 2008, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

(7)

On and after May 1, 2012, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(8)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

(9)

On and after May 1, 2014, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount.

Fidelity VIP Emerging Markets SC2

(10)	On and after May 1, 2014, Contract Owners may once again begin or increase premium payment allocations and make new transfers to the following Subaccount.

JPMorgan Insurance Trust U.S. Equity Portfolio

(11)

On and after May 1, 2015, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccount.

Wilshire Variable Insurance Trust 2015 ETF Fund	Wilshire Large Company Growth Portfolio (Investment Class)
Wilshire Variable Insurance Trust 2025 ETF Fund	American Century VP Mid Cap Value Class 1
Wilshire Variable Insurance Trust 2035 ETF Fund	Goldman Sachs VIT Mid Cap Value Fund
Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)	Fidelity VIP Mid Cap Portfolio SC 2
Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)	Rainier Small/Mid Cap Equity Fund
Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)	Delaware VIP Smid Cap Growth Series — Service Class
Ibbotson Growth ETF Asset Allocation Portfolio (Class II)	Royce Capital Fund Small-Cap Portfolio
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)	Wilshire Small Company Value Portfolio (Investment Class)
Davis Value Portfolio	Lazard Retirement US Small-Mid Cap Eq Service
T. Rowe Price Equity Income Portfolio VIP II	Neuberger Berman Genesis Fund — Advisor Class
Wilshire Large Company Value Portfolio (Investment Class)	Fidelity VIP Growth Portfolio SC 2
Fidelity VIP Growth & Income Portfolio SC2	Delaware VIP REIT Series (Service Class)
Wilshire 5000 Index Fund (Investment Class)	Fidelity VIP High Income Portfolio SC 2
Delaware VIP US Growth Series — Service Class

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or Qualified Retirement Plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Limit on Number of Subaccounts Selected — HMLIC reserves the right to limit the number of Subaccounts selected at one time during the accumulation phase or the annuitization phase of Your Contract.

Selection of Underlying Funds — We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Purchase Payments and/or transfers of account value if We determine, in consultation with the sponsor of any employer plan under which Qualified Contracts are issued (if applicable), that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Participants. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable account value resulting from the performance of the Underlying Funds You have chosen.

Separate Account Pricing Agreement — Effective April 15, 2005 HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.

Payments We Receive — As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Participants, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contracts and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.

In addition, We receive payments from Wilshire Associates Incorporated, as a result of Our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Purchase Payments or account value to one or more Lifecycle Funds.

Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds — We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission (“SEC”) and any state governmental agency, to the extent required by the Investment Company Act of 1940 (“1940 Act”) or other applicable law.

We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

Voting Rights — We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

The Contracts

Contract Owners’ Rights

A Contract may be issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-Qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”

For Qualified Contracts, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.

This prospectus describes only the Variable portions of the Contract. On the Maturity Date, the Contract Owner has certain rights to acquire fixed annuity payout options. See the Contract for details regarding fixed Annuity Payments.

Purchasing the Contract

The Contracts, which are not being sold to new Contract Owners (other than certificates issued under the group contracts), were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts were offered and sold through independent agents and other broker/dealers. HMLIC entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker/dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker/ dealers. Sales commissions range from 1.00% to 6.75% of purchase payments received.

To purchase a Contract offered by this prospectus, an applicant must have completed an application bearing all requested signatures and a suitability form. For 457(b) and 401 Contracts the employer will purchase the Contract on behalf of the employee but the employee will still be required to complete an application and suitability form.

Applications for Contracts must have been sent to HMLIC’s Home Office. If the appropriate broker-dealer approved the suitability of the sale, the application was complete and the initial purchase payment was received at Our Home Office, We issued the Contract within 2 business days of receipt and credited the initial purchase payment to the Contract. We deemed receipt to occur on a Valuation Date if We received a properly completed application and initial purchase payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deemed receipt to occur on the following Valuation Date. If an incomplete application was received, HMLIC promptly requested additional information needed to process the application. Any initial purchase payment received by HMLIC was held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC returned any initial purchase payment received by HMLIC, unless otherwise directed by the applicant.

Although We do not anticipate delays in Our receipt and processing of applications or purchase payments, We may experience such delays to the extent agents fail to forward applications and purchase payments to Our Home Office on a timely basis.

Canceling the Contract

You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of (1) the Net Purchase Payments made for this Contract, less any withdrawals and any outstanding loan balance or (2) the Total Accumulation Value within 7 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.

Purchase Payments

Amount and Frequency of Purchase Payments — Net Purchase Payments allocated to the Separate Account will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. See the “Individual Product Information” section for the minimum purchase payment of Your product. HMLIC limits the maximum cumulative premium to $500,000 without Our prior approval.

The IRC limits the amounts that may be contributed to Qualified Retirement Plans. See “Tax Consequences — Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”

Allocation of Net Purchase Payments — All or part of Your Net Purchase Payments made may be allocated to one or more available Subaccounts. A request to change the allocation of Net Purchase Payments will be effective on the Valuation Date of receipt of the request at HMLIC’s Home Office unless a future date is requested. The minimum percentage that can be allocated to any one Subaccount is 5%.

Accumulation Units and Accumulation Unit Value — Net Purchase Payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Purchase Payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.

Accumulation Units are valued on each Valuation Date. If We receive Your Net Purchase Payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Purchase Payment at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk fee We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

Good Form — The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.

Transfers — Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, before the Maturity Date. You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.

A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.

Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at HMLIC’s Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after June 1, 2004, no new transfers have been allowed to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

On and after May 1, 2006, no new transfers have been allowed to the following Subaccounts:

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new transfers have been allowed to the following Subaccounts:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

On and after May 1, 2012, no new transfers have been allowed to the following Subaccounts:

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, no new transfers have been allowed to the following Subaccount:

AB VPS Small Cap Growth Portfolio

On and after May 1, 2014, no new transfers have been allowed to the following Subaccount:

Fidelity VIP Emerging Markets SC2

On and after May 1, 2014, Contract Owners may once again make new transfers to the following Subaccount:

JPMorgan Insurance Trust U.S. Equity Portfolio

On and after May 1, 2015, no new transfers are allowed to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund	Wilshire Large Company Growth Portfolio (Investment Class)
Wilshire Variable Insurance Trust 2025 ETF Fund	American Century VP Mid Cap Value Class 1
Wilshire Variable Insurance Trust 2035 ETF Fund	Goldman Sachs VIT Mid Cap Value Fund
Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)	Fidelity VIP Mid Cap Portfolio SC 2
Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)	Rainier Small/Mid Cap Equity Fund
Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)	Delaware VIP Smid Cap Growth Series — Service Class
Ibbotson Growth ETF Asset Allocation Portfolio (Class II)	Royce Capital Fund Small-Cap Portfolio
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)	Wilshire Small Company Value Portfolio (Investment Class)
Davis Value Portfolio	Lazard Retirement US Small-Mid Cap Eq Service
T. Rowe Price Equity Income Portfolio VIP II	Neuberger Berman Genesis Fund — Advisor Class
Wilshire Large Company Value Portfolio (Investment Class)	Fidelity VIP Growth Portfolio SC 2
Fidelity VIP Growth & Income Portfolio SC2	Delaware VIP REIT Series (Service Class)
Wilshire 5000 Index Fund (Investment Class)	Fidelity VIP High Income Portfolio SC 2
Delaware VIP US Growth Series — Service Class

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of Subaccounts and which Subaccounts are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available prior to the Maturity Date.

The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.

Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or Our website.

On and after June 1, 2004, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

On and after May 1, 2006, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

On and after May 1, 2012, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, no new dollar cost averaging programs have been allowed to start to the following Subaccount, and allocations to the following Subaccount cannot increase under any existing dollar cost averaging programs:

AB VPS Small Cap Growth Portfolio

On and after May 1, 2014, no new dollar cost averaging programs have been allowed to start to the following Subaccount, and allocations to the following Subaccount cannot increase under existing dollar cost averaging programs:

Fidelity VIP Emerging Markets SC2

On and after May 1, 2014, Contract Owners may once again start new dollar cost averaging programs to the following Subaccount and increase allocations to the following Subaccount under existing dollar cost averaging programs:

JPMorgan Insurance Trust U.S. Equity Portfolio

On and after May 1, 2015, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing dollar cost averaging programs:

Wilshire Variable Insurance Trust 2015 ETF Fund	Wilshire Large Company Growth Portfolio (Investment Class)
Wilshire Variable Insurance Trust 2025 ETF Fund	American Century VP Mid Cap Value Class 1
Wilshire Variable Insurance Trust 2035 ETF Fund	Goldman Sachs VIT Mid Cap Value Fund
Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)	Fidelity VIP Mid Cap Portfolio SC 2
Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)	Rainier Small/Mid Cap Equity Fund
Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)	Delaware VIP Smid Cap Growth Series — Service Class
Ibbotson Growth ETF Asset Allocation Portfolio (Class II)	Royce Capital Fund Small-Cap Portfolio
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)	Wilshire Small Company Value Portfolio (Investment Class)
Davis Value Portfolio	Lazard Retirement US Small-Mid Cap Eq Service
T. Rowe Price Equity Income Portfolio VIP II	Neuberger Berman Genesis Fund — Advisor Class
Wilshire Large Company Value Portfolio (Investment Class)	Fidelity VIP Growth Portfolio SC 2
Fidelity VIP Growth & Income Portfolio SC2	Delaware VIP REIT Series (Service Class)
Wilshire 5000 Index Fund (Investment Class)	Fidelity VIP High Income Portfolio SC 2
Delaware VIP US Growth Series — Service Class

Rebalancing — Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. Rebalancing can occur quarterly, semiannually or annually. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Maturity Date.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. HMLIC reserves the right to limit the number of Subaccount and which Subaccounts are available for the rebalancing program. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is accepted. The minimum percentage that may be transferred to any one investment option is 5%. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available before the Maturity Date.

Rebalancing will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month.

If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785, or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.

All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone or Our website.

On and after June 1, 2004, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

On and after May 1, 2006, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

On and after May 1, 2012, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, no new rebalancing programs have been allowed to start to the following Subaccount, and allocations to the following Subaccount cannot increase under existing rebalancing programs:

AB VPS Small Cap Growth Portfolio

On and after May 1, 2014, no new rebalancing programs have been allowed to start to the following Subaccount, and allocations to the following Subaccount cannot increase under existing rebalancing programs:

Fidelity VIP Emerging Markets SC2

On and after May 1, 2014, Contract Owners may once again start new rebalancing programs to the following Subaccount and increase allocations to the following Subaccount under existing rebalancing programs:

JPMorgan Insurance Trust U.S. Equity Portfolio

On and after May 1, 2015, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Wilshire Variable Insurance Trust 2015 ETF Fund	Wilshire Large Company Growth Portfolio (Investment Class)
Wilshire Variable Insurance Trust 2025 ETF Fund	American Century VP Mid Cap Value Class 1
Wilshire Variable Insurance Trust 2035 ETF Fund	Goldman Sachs VIT Mid Cap Value Fund
Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)	Fidelity VIP Mid Cap Portfolio SC 2
Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)	Rainier Small/Mid Cap Equity Fund
Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)	Delaware VIP Smid Cap Growth Series — Service Class
Ibbotson Growth ETF Asset Allocation Portfolio (Class II)	Royce Capital Fund Small-Cap Portfolio
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)	Wilshire Small Company Value Portfolio (Investment Class)
Davis Value Portfolio	Lazard Retirement US Small-Mid Cap Eq Service
T. Rowe Price Equity Income Portfolio VIP II	Neuberger Berman Genesis Fund — Advisor Class
Wilshire Large Company Value Portfolio (Investment Class)	Fidelity VIP Growth Portfolio SC 2
Fidelity VIP Growth & Income Portfolio SC2	Delaware VIP REIT Series (Service Class)
Wilshire 5000 Index Fund (Investment Class)	Fidelity VIP High Income Portfolio SC 2
Delaware VIP US Growth Series — Service Class

Changes to Purchase Payment Allocations — A Contract Owner may elect to change the allocation of future Net Purchase Payments at any time by mailing a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after June 1, 2004, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

On and after May 1, 2006, Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

On and after May 1, 2012, Contract Owners have not been allowed to begin or increase allocations to the following Subaccounts:

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, Contract Owners have not been allowed to begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

On and after May 1, 2014, Contract Owners have not been allowed to begin or increase allocations to the following Subaccount:

Fidelity VIP Emerging Markets SC 2

On and after May 1, 2014, Contract Owners may once again begin or increase allocations to the following Subaccount:

JPMorgan Insurance Trust U.S. Equity Portfolio

On and after May 1, 2015, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund	Wilshire Large Company Growth Portfolio (Investment Class)
Wilshire Variable Insurance Trust 2025 ETF Fund	American Century VP Mid Cap Value Class 1
Wilshire Variable Insurance Trust 2035 ETF Fund	Goldman Sachs VIT Mid Cap Value Fund
Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)	Fidelity VIP Mid Cap Portfolio SC 2
Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)	Rainier Small/Mid Cap Equity Fund
Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)	Delaware VIP Smid Cap Growth Series — Service Class
Ibbotson Growth ETF Asset Allocation Portfolio (Class II)	Royce Capital Fund Small-Cap Portfolio
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)	Wilshire Small Company Value Portfolio (Investment Class)
Davis Value Portfolio	Lazard Retirement US Small-Mid Cap Eq Service
T. Rowe Price Equity Income Portfolio VIP II	Neuberger Berman Genesis Fund — Advisor Class
Wilshire Large Company Value Portfolio (Investment Class)	Fidelity VIP Growth Portfolio SC 2
Fidelity VIP Growth & Income Portfolio SC2	Delaware VIP REIT Series (Service Class)
Wilshire 5000 Index Fund (Investment Class)	Fidelity VIP High Income Portfolio SC 2
Delaware VIP US Growth Series — Service Class

Market Timing — The Contracts and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.

If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Values may not be withdrawn from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. See “Tax Consequences.” However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum.

The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include a penalty tax resulting from premature distribution. See “Tax Consequences.”

A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $250,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are NOT to be sent to the Contract Owner. See “Tax Consequences” and “Other Information — Forms Availability.”

Partial withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at HMLIC’s Home Office, or on the Valuation Date of such receipt of a request in good form at HMLIC’s Home Office.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release your distribution until the full 15 days following the address change has passed.

Surrenders and partial withdrawals from any Subaccount are subject to the Surrender Charges shown in the “Individual Product Information” section.

Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the purchase payment is made.

The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a Surrender Charge of $3,000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880, would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.

The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Purchase Payment(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract

Owner’s Subaccount value is $12,000 and Net Purchase Payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).

If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.

If You request a hardship withdrawal from Your 403(b) Contract or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to all plans of Your employer for six months (or such additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.

Systematic Withdrawals — You may select systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. HMLIC may restrict some investment options from being available for this program. Any applicable Surrender Charges will apply. Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:

•	Required minimum distribution — Allows You to receive Your Required Minimum Distribution periodically throughout the calendar year.
•

Free out only — Allows You to receive Your Contract free out amount in periodic payments through the year. Your Contract free out is the amount You are allowed to withdraw each year without incurring any Contract penalties.

•	Interest only — Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year.
•	Fixed amount — Allows You to receive a specified amount in periodic payments.
•	Percent of account value — Allows You to withdraw a percentage of Your account value in periodic payments.
•	Substantially equal periodic payments — Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty prior to age 59 1/2.

A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a request in good form is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account. In addition, if pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any transfer, surrender, partial withdrawal, loan (if applicable) or Annuitized Value from the Portfolio until the Portfolio is liquidated.

We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.

Confirmations — HMLIC mails written confirmations of purchase payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).

Deductions and Expenses

We make certain charges and deductions under the Contract. These charges and deductions compensate Us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.

Services and Benefits We Provide:

•	the death benefit, and cash benefits under the Contracts
•	investment options, including Net Purchase Payment allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options

Costs and Expenses We Incur:

•	costs associated with processing applications and with issuing and administering the Contracts
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•	other costs of doing business, such as collecting purchase payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees
•	costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)

Risks We Assume:

•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct

Annual Maintenance Charge — See the “Individual Product Information” section for the annual maintenance charge applicable to Your Contract. The annual maintenance charge will not exceed $25 and is deducted from the Contract on the Contract anniversary date unless the Contract value equals or exceeds $10,000. The annual maintenance charge is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance charge per year for those multiple Contract numbers.

We reserve the right to deduct, in whole or in part, the annual maintenance charge in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option.

The annual maintenance charge is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such annual maintenance charge and assumes the risk that this annual maintenance charge may be insufficient to cover the actual costs of administering the Contract. See the “Individual Product Information” section for the maintenance charge on Your Contract.

Mortality and Expense Risk Fee (“M&E Fee”) — For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. See the “Individual Product Information” section for the M&E Fee applicable to Your Contract. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.

Surrender Charges — See the “Individual Product Information” section for the Surrender Charge on Your Contract. If You make a withdrawal under or surrender the Contract, HMLIC will assess this charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Surrender Charges are specific to Your Contract. HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations.

For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.”

Operating Expenses of the Underlying Funds — There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund’s prospectus.

Premium Taxes — Certain state and local governments levy a premium tax, presently ranging from 0 to 3.5%. Any premium taxes relating to the Contract may be deducted from the purchase payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.

Death Benefit Proceeds

If an Annuitant dies before the Maturity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit ends at the Maturity Date. When multiple Contract numbers, with the same first nine digits in the number, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. Additional information about the death benefit of a specific Contract is located in the “Individual Product Information” section. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.

If, pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any death benefit from the Portfolio until the Portfolio is liquidated.

All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract — Annuity Payments — Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or contract proceeds if the beneficiary or owner of the property presents a claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.

Annuity Payments

The Contract provides for Fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a request in good form must be received by HMLIC’s Home Office. The request will be processed so that the Annuity Payments begin as of the date requested except the 29th, 30th and 31st of the month. If a Fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request in good form is received in HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in good form in HMLIC’s Home Office. Your Net Purchase Payment allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. See “Other Information — Forms Availability” and “Tax Consequences.”

The Contract Owner may elect to have a portion of the account value applied to purchase Annuity Payments, leaving the remainder of the account value in the Contract. The portion applied to purchase Annuity Payments may be subject to taxes and an additional 10% penalty tax. See “Tax Consequences — Partial Annuitization” below. The portion of the account value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to Surrender Charges.

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Annuitized Value to be applied under any one Fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Maturity Date, then the Annuitized Value may be paid in a lump sum.

Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.

•

If an Increase option is selected, Annuity Payments will increase on each anniversary of the Maturity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.

•

The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.

The death benefit ends upon full annuitization of the Contract.

Annuity Payment Options

The following Annuity Payment options are available on a Variable basis unless otherwise stated.

Life Annuity with or without Period Certain — This option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (5, 10, 15 or 20 years), Annuity Payments are guaranteed until the end of the period selected.

Under the Life without Period Certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

With the Life Annuity without Period Certain option on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a life annuity with a 5, 10, 15 or 20 year period certain option on a fixed payment basis, You may elect an Increase option.

Joint and Survivor Life Annuity — This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66 2/3%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option.

Income for Fixed Period — This option provides Annuity Payments for a fixed period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Contract Owner, as defined by the IRC. This option is available on a fixed payment basis only.

You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Maturity Date, this Annuity Payment option cannot be changed.

If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Maturity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to “Individual Product Information” for the appropriate rate. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.

Income for Fixed Amount — This option provides payments of a fixed amount until the Annuitized Value, with interest, has been paid; however, payments may not extend beyond the life expectancy of the Contract Owner. The Contract Owner has the right to change to another income option or make withdrawals. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the “Individual Product Information” section for the appropriate rate. This option is available on a fixed payment basis only.

Interest Income Payments — This option provides Annuity Payments based on interest earned from the Annuitized Value, at a rate determined by HMLIC, but never less than the annual guaranteed annuity income option interest rate. Interest will be credited at the end of each payment period. Once the Contract Owner reaches age 70 1/2, interest Annuity Payments may continue, however, the total annual distribution must meet the minimum required distribution requirements of the IRC, if applicable. See “Required Minimum Distributions.” The Contract Owner may elect another income option at the end of any payment period, or subject to IRC requirements, may withdraw the Contract value in whole or in part upon written request, subject to Surrender Charges if applicable. The request must be made prior to the end of the period that the Contract Owner agreed to receive Annuity Payments. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. Refer to the “Individual Product Information” section for the appropriate rate. This option is available on a fixed payment basis only.

Other Income Options — If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

a.	receive the proceeds in a lump sum less any applicable Surrender Charges, or

b.	leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a)(9), see “Taxation of Qualified Contracts — Required Minimum Distributions,” or

c.	elect any other option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

Your Annuitized Value may be more or less than the amount of Net Purchase Payments allocated to the Contract.

Fixed Annuity Payments — The amount of each payment under a Fixed Annuity Payment option is determined from the guaranteed income option tables in the Contract. These tables show the monthly payment for each $1,000 of Contract value allocated to provide a guaranteed Fixed Annuity Payment. Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option, these payments will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — If You choose to receive Variable Annuity Payments, the dollar amount of Your payments will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Maturity Date; (ii) the assumed interest rate for the Contract (See the “Individual Product Information” section); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined from the guaranteed income option tables in the Contract. The tables show the amount of the Annuity Payment for each $1,000 of value allocated to provide Annuity Payments. The income option tables vary with the form of income option payment selected and adjusted age and sex of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. The number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month to reflect the investment experience of each Subaccount funding those payments. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment. The Annuity Unit Value will change between Valuation Dates to reflect the investment experience of each Subaccount.

Assumed Interest Rate — The assumed interest rate for these Contracts is shown in the “Individual Product Information” section. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

Annuity Unit Value — The Annuity Unit Value for each Subaccount was initially established at $10.00.

•

The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. The net investment factor reflects the investment performance of the Subaccount during the current month, including the value of any dividends and distributions during the current month. This factor is computed by dividing the net asset value of a share of the underlying fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

•

If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

Not all Subaccounts may be available for Annuity Payments.

Misstatement of Age

If the age of the Annuitant has been misstated, any income payment amount shall be adjusted to reflect the correct age. If the income payments were too large because of a misstatement of age, HMLIC will deduct the difference with interest, at an effective annual interest rate of 6%, from future payments until totally repaid. If the Annuity Payments were too small, HMLIC will add the difference with interest, at an effective annual interest rate of 6%, to the next payment.

Modification of the Contract

The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Purchase Payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

Individual Product Information

Annuity Alternatives (IC-408000 or IC-409000 (group contract), IC-410000 (certificate))

Issue ages	These Contracts may be issued to anyone between the ages of 0-85.
Minimum contribution	$25 per month.
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%

Death benefit

The beneficiary will receive the greater of:

1.      the Total Accumulation Value of the Contract, less any applicable premium tax and any outstanding loan balance; or

2.      the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.

Fixed account guaranteed annuity income option rate	4.00%
Separate Account assumed interest rate	4.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer (Only applies to transfers from the fixed account to Subaccount(s))	$5.00. However, HMLIC is currently waiving this fee.
Early withdrawal penalty fixed account only

5% at any time other than renewal through age 65.

The early withdrawal penalty is currently being waived on transfers within a Contract from the fixed account to a Subaccount. If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.

The early withdrawal penalty will not be charged if:

1.      the transfer occurred on a Scheduled Update; or

2.      the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	8%
	2	8%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
1. on a withdrawal if all the following occur:
a. it is made after the Contract has been in force two years;
b. it is more than 12 months since the last withdrawal was made;
c. the amount is not more than 15 percent of the then current Fixed Cash Value; and
d. the amount is not more than 15 percent of the then current Variable Cash Value; or

2.      on any portion of the Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain or Variable income for joint life and survivor annuity; or

3. on or after the Maturity Date if the Contract has been in force for at least 10 years; or
4. if Annuity Payments are selected to be made in equal installments over a period of at least 5 years (during such period the elected annuity benefit cannot be surrendered); or
5. if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.

Annuity Alternatives 2 (IC-437000)

Issue ages	This Contract may be issued to anyone between the ages of 0-54.
Minimum contribution	$25 per month.
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%

Death benefit	The beneficiary will receive the greater of:
1. the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance, or
2. the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	5% starting in year 1. The penalty will be 5% until the Contract anniversary prior to the Annuitant’s attainment of age 65. At that time the fee will decrease by 1% per year.
The early withdrawal penalty is waived on each Scheduled Update. If money is transferred from the fixed account to the Separate Account and withdrawn within 365 days of the transfer, the early withdrawal penalty will be charged.
The early withdrawal penalty will not be charged if:
1. the transfer occurred on a Scheduled Update; or
2. the Scheduled Update occurred between the transfer and withdrawal or surrender date(s).

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	8%
	2	7%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
1. on a withdrawal if all of the following occur:
a. a withdrawal is made after the Contract has been in force two years;
b. it is more than 12 months since the last withdrawal was made; and
c. the amount withdrawn is not more than 15 percent of the Total Accumulation Value; or

2.      on any portion of this Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life and survivor annuity; or

3. if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
4. if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.

Annuity Alternatives 2 (IC-438000)

Issue ages	This Contract may be issued to anyone between the ages of 55-85.
Minimum contribution	$25 per month.
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.

M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of:
1. the Total Accumulation Value of the Contract less any applicable premium tax and any outstanding loan balance, or
2. the sum of all purchase payments paid under the Contract, less any applicable premium tax, any outstanding loan balance and withdrawals.
Fixed account guaranteed annuity income option rate	3.00%
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	None

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	8%
	2	7%
	3	6%
	4	4%
	5	2%
	Thereafter	0%

Waiver of Surrender Charge/Early withdrawal penalty (Free out provision)	No Surrender Charge or early withdrawal penalty will be imposed:
1. on a withdrawal if all of the following occur:
a. a withdrawal is made after the Contract has been in force two years;
b. it is more than 12 months since the last withdrawal was made; and
c. the amount withdrawn is not more than 15 percent of the Total Accumulation Value; or

2.      on any portion of this Contract’s Total Accumulation Value applied to the payment of one of the following income options: fixed life income with or without period certain, joint life and survivor annuity, Variable life income with or without period certain and Variable income for joint life and survivor annuity; or

3. if Annuity Payments are selected to be made in equal installments over a period of at least five years (during such period the elected annuity benefit cannot be surrendered); or
4. if an Annuitant is disabled continuously for three months as defined by IRC Section 72(m)(7) and satisfactory proof of such disability is sent to HMLIC’s Home Office.

Tennessee Matching Funds Group Annuity

IC-4230TN (group contract) and IC-4240TN (certificate)

Issue ages	This Contract may be issued to anyone between the ages of 0-85.
Minimum contribution	None
Annual maintenance fee	None
M&E fee	0.95%
Death benefit	The beneficiary will receive the greater of:
1. the Total Accumulation Value of the certificate less any applicable premium tax and any outstanding loan balance, or

2. the sum of all purchase payments paid under the certificate, less any applicable premium tax, any outstanding loan balance and withdrawals, or

3.      If the participant dies prior to the Maturity Date or attainment of age 70, whichever is earlier, the beneficiary will receive the purchase payments paid under the certificate, less any applicable premium tax, any outstanding loan balance and withdrawals, increased by 5 percent compounded annually to the date of death.

Fixed account guaranteed annuity	3.00%
income option rate
Separate Account assumed interest rate	3.00%
Purchase payment allocation changes	Unlimited
Maximum # of transfers per year	Unlimited
Fee for each transfer	$0
Early withdrawal penalty fixed account only	None

Surrender Charge	Surrender Charges During Contract Year	Percent Charged
	1	0%
	Thereafter	0%

Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.

In addition, a Contract Owner or a prospective Contract Owner considering purchase of an annuity contract for a Qualified Retirement Plan should understand that purchasing the Contract as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.

Tax Treatment of the Company and Status of the Contracts

Separate Account — The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.

Diversification Requirements — The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.

Contract Owner Control — In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a Contract Owner to allocate purchase payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Required Distributions upon Death of the Contract Owner — To be treated as an annuity contract for federal income tax purposes, IRC Section 72(s) requires any Non-Qualified Contract to contain certain provisions specifying how interest in the Contract will be distributed in the event of the death of the Contract Owner. Specifically, IRC Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a Contract Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

Our Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Contracts sold or issued as Qualified Contracts and are discussed further below.

Foreign Tax Credits — We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.

General Federal Income Tax Provisions

Deductibility of Purchase Payments — Purchase payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances purchase payments made to Qualified Contracts may be excludible or deductible from current taxable income.

Pre-Distribution Taxation of Contracts — Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.

Premature Distribution Tax — In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to 10% (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the Contract Owner reaches age 59 1/2;
•	made on or after the death of a Contract Owner;
•	attributable to the Contract Owner becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.

Annuity Payments — Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current tax depends upon the type of Contract and Your particular circumstances.

Death Benefits — Amounts may be distributed from a Contract because of the death of the Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Contract, investment earnings are generally not deferred until distributed but subject to tax each year. There are exceptions to this rule, and if You are considering purchasing a Contract on behalf of a corporation, trust, or other entity that is not a natural person, You should discuss the tax consequences with a competent tax advisor.

Contract Transactions — A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Maturity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.

Withholding — Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.

For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

Same-Sex Marriage — Current federal tax law recognizes individuals of the same sex as lawfully married if such marriage was validly entered into in a state whose laws authorize the marriage of two individuals of the same sex. Federal tax law does not recognize domestic partnerships, civil unions or other similar formalized relationships at this time. The right of a spouse to continue a Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. Consequently, a prospective or current Contract Owner who has entered into or is contemplating a domestic partnership or civil union should be aware that the rights of a spouse under the spousal continuation provisions of a Contract may not be available to such partner.

Taxation of Non-Qualified Contracts

Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The taxable amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the contract is generally the total of all purchase payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.

Withdrawals — If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.

In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.

Annuity Payments — For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.

Partial Annuitization — If a portion of the account value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Maturity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. The partial annuitization will be subject to income tax as discussed in the previous paragraph.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Non-Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income.

Certain payments may be exempt from the penalty tax, such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) under an immediate annuity contract, and 4) that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.

Required Minimum Distributions Upon Death of the Contract Owner — The beneficiary of a Non-Qualified Contract is generally required to take certain required minimum distributions upon the death of the Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary to receive the death benefit under the Contract.

Required Minimum Distribution Excise Tax — If the amount distributed from a Non-Qualified Contract is less than the required minimum distribution for the year, the beneficiary is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Multiple Contracts — All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.

Exchanges — Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.

Net Investment Income Tax — A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment income includes interest, dividend, and annuity income. However, distributions from Qualified Contracts are excluded from net investment income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married filing jointly and $125,000 for married taxpayers filing separately.

Taxation of Qualified Contracts

Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.

Contributions — Contributions, also referred to as Net Purchase Payments, made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by Your employer. The exceptions to this are contributions to Roth IRA’s, the amount of salary reductions designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to income tax in the year they were made. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the

IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.

Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.

Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.

A 403(b), 457(b), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts that are eligible for distribution to be converted to Designated Roth accounts. In addition, plans may also allow conversion of amounts that are not eligible for distribution. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax.

Withdrawals — If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the contract.” The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.

For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b), or 401(k) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59 1/2, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and after the Contract Owner attains age 59 1/2, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b), and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), the terms of the loan require substantially level payments over the term of the loan, the loan amount does not exceed $50,000 or 50% of the value of the Contract if less, and the terms of the loan are evidenced by a legally enforceable agreement. The IRC does not permit loans from IRAs, Roth IRAs, SIMPLEs, or SEPs.

Annuity Payments — Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).

Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract will not be subject to income tax if they are qualified distributions as defined above.

Rollovers — A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401 Contracts only amounts eligible for distribution can be rolled over.

Beginning in 2015 only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth, SEP and SIMPLE. Trustee-to-trustee or issuer-to-issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.

Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amount in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan or a Section 401(k) plan, or to a Roth IRA.

Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.

Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) plan (provided it agrees to separate accounting), or a Section 401 plan.

Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan.

Amounts under a Roth IRA can be rolled over to another Roth IRA.

Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.

Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.

Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.

Transfers and Exchanges — For Qualified Contracts, with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.

For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult a Your tax advisor for additional guidance on transfers and exchanges.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it will apply if converted amounts are distributed during the five-year period beginning with the year of conversion.

Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made: 1) after 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions and/or deferrals, and 8) in limited circumstances, to a reservist called to active duty after September 11, 2001. If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and qualified domestic relations order do not apply and there are additional exceptions, which include a payment made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses, and 3) for a qualified first-time home purchase.

Required Minimum Distributions — The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life, and the beneficiary designated by the

Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.

The Contract Owner must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules:

1.	If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as under the method of distribution in effect as of the Contract Owner’s date of death.

2.

If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an ‘inherited IRA’.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans

All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401, may impose restrictions on distributions other than those provided by the IRC.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501 (c)(3). Salary reduction contributions are limited to the lesser of $18,000 for 2015 or 100% of income. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,000 for 2015, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. Employer contributions are allowed with additional limitations. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed. Distributions from Section 403(b) annuities generally cannot be made until the Contract Owner attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 408 Traditional IRA — Annual contributions (other than rollover contributions) to a traditional IRA are limited to $5,500 for 2015 for both an individual and the spouse. Additional catch-up contributions, up to $1,000 for 2015, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years.

Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan, and marital status. For 2015, if the Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income (“AGI”) is between $61,000 and $71,000 for single filers and between $98,000 and $118,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $183,000 and $193,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to required minimum distribution rules.

Roth IRA — Annual contributions to a Roth IRA are limited to $5,500 for 2015 for both the individual and the spouse. An additional catch-up contribution, up to $1,000 for 2015, is allowed if the individual is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner’s income and marital status. The annual contribution maximum is phased out when AGI is between $116,000 and $131,000 for single taxpayers and those taxpayers filing Head of Household, between $183,000 and $193,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.

Savings Incentive Match Plan for Employees (SIMPLE IRA) — If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $12,500 for 2015 and is indexed for inflation in future years. As with traditional IRAs, additional contributions are allowed for individuals age 50 and older, $3,000 for 2015. Employer contributions are also required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as for traditional IRAs.

Simplified Employee Pension (SEP) — If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $18,000 for 2015. The additional catch-up amount, up to $6,000 for 2015, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $18,000 for 2015 or 100% of includable compensation. Additional catch-up amounts, up to $6,000 for 2015, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed. Distributions are not generally allowed until the Contract Owner reaches age 70 ½ except for severance from employment, an unforeseeable emergency, or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other

Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $18,000 for 2015 or 100% of includable compensation. Additional catch-up amounts, up to $6,000 for 2015 may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (Roth 401(k)). Roth 401(k) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 401(k) contributions are includable in income in the year contributed. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. Section 401 annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 401 annuities are subject to the required minimum distribution rules.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.

Gift and Generation-skipping Transfer Tax

The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who were also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 6.75% of purchase payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.

Association Relationships — HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;

•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;

•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and

•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.

Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.

Communications to Contract Owners — To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657. Contract Owners may also provide notice of an address change by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.

HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.

Contract Owner Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.

Forms Availability — Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.

Investor Information from FINRA — Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

Table of Contents for the Statement of Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

Topic	Page
General Information and History	1
Underwriter	2
Independent Registered Public Accounting Firm	2
Financial Statements	2

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (877) 832-3785 or telephone (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company

P.O. Box 4657

Springfield, Illinois 62708-4657

Please provide free of charge the following information:

——— Statement of Additional Information dated May 1, 2015 for the Separate Account

Please mail the above document to:

(Name)

(Address)

(City/State/Zip)

Appendix A — Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information. Check the “Individual Product Information” section for the “M&E Fee” that applies to Your Contract, and then refer to the appropriate table below.

The Separate Account was established in 1965. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Global Allocation Fund commenced operations on January 1, 1983. The Wilshire 5000 Index Fund and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund® and the Ariel Appreciation Fund® were added to the Separate Account on May 1, 2001. The Delaware VIP Smid Cap Growth Series — Service Class, (formerly VIP Growth Opportunities Series), Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Insights Fund and Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AB VPS Small/ Mid Cap Value Portfolio, AB VPS Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2015 ETF Fund, Wilshire Variable Insurance Trust 2025 ETF Fund, and Wilshire Variable Insurance Trust 2035 ETF Fund, were added to the Separate Account on May 1, 2006. The Dreyfus Investment portfolios: Small Cap Stock Index Portfolio was added on May 1, 2008 and the Delaware VIP REIT Series was added on June 2, 2008. The Goldman Sachs VIT Mid Cap Value Fund, Calvert VP S&P MidCap 400 Index, Lazard Retirement US Small-Mid Cap Eq, Fidelity VIP Emerging Markets SC2 and Templeton Global Bond VIP Fund were added to the Separate Account on May 1, 2010. The Ibbotson Conservative ETF Asset Allocation Portfolio (Class II), Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II), Ibbotson Balanced ETF Asset Allocation Portfolio (Class II), Ibbotson Growth ETF Asset Allocation Portfolio (Class II), and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II) were added to the Separate Account on October 1, 2011. The Delaware VIP US Growth Series — Service Class and American Century VP Mid Cap Value Portfolio were added to the Separate Account on May 1, 2012. The Lord Abbett Series Developing Growth Portfolio was added to the Separate Account on May 1, 2013. The American Funds IS New World Fund, American Funds IS Managed Risk Asset Allocation Fund, American Funds IS Growth Fund and American Funds IS Blue Chip Income and Growth Fund were added to the Separate Account on May 1, 2014. The JPMorgan Small Cap Value, MFS Mid Cap Value Portfolio, Franklin High Income VIP Fund Class 2, Fidelity VIP Real Estate SC2, Fidelity VIP Freedom 2015 SC2, Fidelity VIP Freedom 2025 SC2, Fidelity VIP Freedom 2035 SC2, Fidelity VIP Freedom 2045 SC2, Fidelity VIP FundsManager 20% SC2, Fidelity VIP FundsManager 50% SC2, Fidelity VIP FundsManager 60% SC2, Fidelity VIP FundsManager 70% SC2, and Fidelity VIP FundsManager 85% SC2 were added to the Separate Account on May 1, 2015 and therefore no information is shown for these funds in the following schedule. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000. On September 19, 2014 the Wilshire VIT Equity Fund, Wilshire VIT Income Fund, Wilshire VIT Small Cap Growth Fund, Wilshire VIT Socially Responsible Fund and the Wilshire VIT International Equity Fund merged with the Wilshire VIT Balanced Fund which was then renamed the Wilshire VIT Global Allocation Fund.

1.25 M&E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AB VPS Large Cap Growth Portfolio(6)	12/31/2014	$37.43	$42.09	975,870
	12/31/2013	27.66	37.43	1,031,597
	12/31/2012	23.99	27.66	1,087,812
	12/31/2011	25.23	23.99	1,126,480
	12/31/2010	23.25	25.23	1,147,929
	12/31/2009	17.15	23.25	1,133,399
	12/31/2008	28.85	17.15	1,094,183
	12/31/2007	25.71	28.85	1,050,301
	12/31/2006	26.20	25.71	1,022,282
	12/31/2005	23.10	26.20	886,468

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period		Accumulation Units Outstanding End of Period
AB VPS Small/Mid Cap Value Portfolio(6)	12/31/2014	$31.04		$33.41		93,172
	12/31/2013	22.83		31.04		95,122
	12/31/2012	19.51		22.83		103,282
	12/31/2011	21.61		19.51		110,203
	12/31/2010	17.28		21.61		107,888
	12/31/2009	12.25		17.28		93,469
	12/31/2008	19.29		12.25		72,556
	12/31/2007	19.24		19.29		49,542
	12/31/2006	18.44	*	19.24		14,224

AB VPS Small Cap Growth Portfolio(7)	12/31/2014	$25.28		$24.44		112,830
	12/31/2013	17.60		25.28		117,026
	12/31/2012	15.53		17.60		127,567
	12/31/2011	15.09		15.53		114,096
	12/31/2010	11.18		15.09		95,184
	12/31/2009	8.00		11.18		79,161
	12/31/2008	14.89		8.00		53,591
	12/31/2007	13.26		14.89		25,958
	12/31/2006	14.00	*	13.26	*	5,079

American Century VP Mid Cap Value Portfolio(10)	12/31/2014	$18.91		$21.74		58,340
	12/31/2013	14.71		18.91		31,125
	12/31/2012	13.94	*	14.71		7,290

American Funds IS Blue Chip Growth and Income Fund	12/31/2014	$13.62	*	$14.98		84,547

American Funds IS Growth Fund	12/31/2014	$78.04	*	$84.04		16,334

American Funds IS Managed Risk Asset Allocation Fund	12/31/2014	$11.93	*	$12.18		94,681

American Funds IS New World Fund	12/31/2014	$24.81	*	$22.77		22,324

Ariel Fund®(4)(6)	12/31/2014	$87.74		$96.15		466,018
	12/31/2013	61.38		87.74		496,133
	12/31/2012	51.64		61.38		532,054
	12/31/2011	58.97		51.64		563,345
	12/31/2010	47.37		58.97		588,373
	12/31/2009	29.32		47.37		605,115
	12/31/2008	57.34		29.32		586,887
	12/31/2007	59.06		57.34		575,988
	12/31/2006	54.19		59.06		564,283
	12/31/2005	54.37		54.19		533,763

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Ariel Appreciation Fund®(4)(5)	12/31/2014	$90.47		$96.64	616,455
	12/31/2013	62.63		90.47	657,410
	12/31/2012	53.12		62.63	712,679
	12/31/2011	58.04		53.12	776,971
	12/31/2010	49.10		58.04	830,359
	12/31/2009	30.48		49.10	891,767
	12/31/2008	52.05		30.48	926,357
	12/31/2007	53.45		52.05	946,862
	12/31/2006	48.77		53.45	939,718
	12/31/2005	47.99		48.77	894,108

Calvert VP S&P Mid Cap 400 Index	12/31/2014	$100.05		$107.70	38,809
	12/31/2013	76.45		100.05	29,534
	12/31/2012	66.15		76.45	13,690
	12/31/2011	68.65		66.15	7,629
	12/31/2010	63.50	*	68.65	1,871

Davis Value Portfolio(10)	12/31/2014	$17.36		$18.19	991,330
	12/31/2013	13.17		17.36	1,002,936
	12/31/2012	11.79		13.17	1,027,471
	12/31/2011	12.46		11.79	1,062,226
	12/31/2010	11.18		12.46	1,069,296
	12/31/2009	8.62		11.18	1,015,367
	12/31/2008	14.62		8.62	931,625
	12/31/2007	14.15		14.62	822,784
	12/31/2006	12.45		14.15	757,258
	12/31/2005	11.52		12.45	658,602

Delaware VIP REIT Series (Service Class)(10)	12/31/2014	$12.71		$16.21	642,803
	12/31/2013	12.62		12.71	549,580
	12/31/2012	10.96		12.62	436,198
	12/31/2011	10.03		10.96	341,863
	12/31/2010	8.01		10.03	266,814
	12/31/2009	6.58		8.01	167,303
	12/31/2008	10.86		6.58	49,878

Delaware VIP Smid Cap Growth Series (Service Class)(10)	12/31/2014	$36.87		$37.46	169,851
	12/31/2013	26.47		36.87	164,184
	12/31/2012	24.20		26.47	164,810
	12/31/2011	22.71		24.20	158,179
	12/31/2010	16.89		22.71	155,633
	12/31/2009	11.78		16.89	89,609
	12/31/2008	20.10		11.78	78,138
	12/31/2007	18.06		20.10	66,843
	12/31/2006	17.24		18.06	54,586
	12/31/2005	15.70		17.24	29,062

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Delaware VIP US Growth Series – Service Class(10)	12/31/2014	$13.22		$14.68	113,840
	12/31/2013	9.95		13.22	72,830
	12/31/2012	9.95	*	9.95	19,525

Dreyfus Investment Portfolios: MidCap Stock (Service Shares)(3)	12/31/2014	$31.44		$34.71	34,736
	12/31/2013	23.63		31.44	38,298
	12/31/2012	20.04		23.63	39,109
	12/31/2011	20.25		20.04	41,133
	12/31/2010	16.14		20.25	42,549
	12/31/2009	12.07		16.14	42,949
	12/31/2008	20.50		12.07	43,738
	12/31/2007	20.48		20.50	40,642
	12/31/2006	19.25		20.48	40,432
	12/31/2005	17.90		19.25	30,905

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)	12/31/2014	$24.95		$25.91	152,744
	12/31/2013	17.95		24.95	111,060
	12/31/2012	15.70		17.95	60,619
	12/31/2011	15.80		15.70	47,441
	12/31/2009	10.28		12.71	24,885
	12/31/2008	14.66		10.28	4,656

Fidelity VIP Emerging Markets(8)	12/31/2014	$8.96		$8.95	491,209
	12/31/2013	8.75		8.96	456,195
	12/31/2012	7.76		8.75	339,560
	12/31/2011	9.98		7.76	212,147
	12/31/2010	8.81	*	9.98	107,256

Fidelity VIP Growth Portfolio(10)	12/31/2014	$53.68		$58.86	1,272,440
	12/31/2013	39.96		53.68	1,296,520
	12/31/2012	35.36		39.96	1,327,272
	12/31/2011	35.80		35.36	1,368,571
	12/31/2010	29.25		35.80	1,395,043
	12/31/2009	23.12		29.25	1,384,167
	12/31/2008	44.41		23.12	1,276,568
	12/31/2007	35.50		44.41	1,148,690
	12/31/2006	33.72		35.50	1,080,962
	12/31/2005	32.37		33.72	1,031,956

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Growth & Income Portfolio(10)	12/31/2014	$23.39	$25.46	1,236,282
	12/31/2013	17.77	23.39	1,237,744
	12/31/2012	15.21	17.77	1,222,420
	12/31/2011	15.19	15.21	1,245,750
	12/31/2010	13.42	15.19	1,283,978
	12/31/2009	10.69	13.42	1,267,754
	12/31/2008	18.62	10.69	1,163,412
	12/31/2007	16.85	18.62	1,046,349
	12/31/2006	15.12	16.85	973,169
	12/31/2005	14.25	15.12	821,349

Fidelity VIP High Income Portfolio(10)	12/31/2014	$15.56	$15.51	843,300
	12/31/2013	14.90	15.56	785,836
	12/31/2012	13.24	14.90	750,930
	12/31/2011	12.92	13.24	701,410
	12/31/2010	11.50	12.92	638,833
	12/31/2009	8.11	11.50	588,524
	12/31/2008	10.96	8.11	571,931
	12/31/2007	10.82	10.96	565,701
	12/31/2006	9.87	10.82	422,299
	12/31/2005	9.77	9.87	321,144

Fidelity VIP Index 500 Portfolio	12/31/2014	$219.12	$245.18	408,920
	12/31/2013	168.15	219.12	406,436
	12/31/2012	147.21	168.15	401,405
	12/31/2011	146.39	147.21	411,762
	12/31/2010	129.13	146.39	418,636
	12/31/2009	103.43	129.13	410,010
	12/31/2008	166.55	103.43	392,649
	12/31/2007	160.32	166.55	376,661
	12/31/2006	140.61	160.32	351,103
	12/31/2005	136.18	140.61	313,854

Fidelity VIP Investment Grade Bond Portfolio	12/31/2014	$20.40	$21.28	1,262,579
	12/31/2013	21.08	20.40	1,265,188
	12/31/2012	20.21	21.08	1,240,859
	12/31/2011	19.11	20.21	1,202,724
	12/31/2010	17.99	19.11	1,205,363
	12/31/2009	15.76	17.99	1,169,193
	12/31/2008	16.52	15.76	1,184,659
	12/31/2007	16.07	16.52	1,187,080
	12/31/2006	15.62	16.07	1,100,484
	12/31/2005	15.52	15.62	1,007,448

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Mid Cap Portfolio(10)	12/31/2014	$59.58		$62.39	1,107,230
	12/31/2013	44.38		59.58	1,119,396
	12/31/2012	39.22		44.38	1,157,543
	12/31/2011	44.53		39.22	1,196,682
	12/31/2010	35.05		44.53	1,253,330
	12/31/2009	25.37		35.05	1,268,561
	12/31/2008	42.51		25.37	1,253,195
	12/31/2007	37.31		42.51	1,199,517
	12/31/2006	33.61		37.31	1,168,356
	12/31/2005	28.84		33.61	1,057,318

Fidelity VIP Overseas Portfolio	12/31/2014	$29.22		$26.46	1,873,166
	12/31/2013	22.72		29.22	1,789,436
	12/31/2012	19.11		22.72	1,757,816
	12/31/2011	23.40		19.11	1,734,674
	12/31/2010	20.99		23.40	1,660,609
	12/31/2009	16.82		20.99	1,583,618
	12/31/2008	30.37		16.82	1,446,180
	12/31/2007	26.27		30.37	1,188,249
	12/31/2006	22.58		26.27	979,081
	12/31/2005	19.25		22.58	774,482

Goldman Sachs VIT Mid Cap Value Fund(10)	12/31/2014	$19.86		$22.23	57,385
	12/31/2013	15.17		19.86	42,707
	12/31/2012	12.99		15.17	15,940
	12/31/2011	14.08		12.99	16,101
	12/31/2010	13.05	*	14.08	2,913

Goldman Sachs VIT Structured Small Cap Equity Insights Fund(5)	12/31/2014	$22.59		$23.85	117,194
	12/31/2013	16.86		22.59	121,617
	12/31/2012	15.12		16.86	127,544
	12/31/2011	15.21		15.12	131,796
	12/31/2010	11.83		15.21	135,965
	12/31/2009	9.37		11.83	136,881
	12/31/2008	14.37		9.37	127,188
	12/31/2007	17.43		14.37	110,600
	12/31/2006	15.72		17.43	88,542
	12/31/2005	15.00		15.72	57,784

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)(10)	12/31/2014	$11.54		$11.91	469,545
	12/31/2013	9.89		11.54	227,073
	12/31/2012	8.77		9.89	87,011
	12/31/2011	7.89	*	8.77	3,286

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)(10)	12/31/2014	$12.16		$12.54	1,286,134
	12/31/2013	11.00		12.16	875,028
	12/31/2012	10.05		11.00	316,666
	12/31/2011	9.31	*	10.05	4,460

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)(10)	12/31/2014	$11.99		$12.16	171,324
	12/31/2013	11.83		11.99	121,018
	12/31/2012	11.38		11.83	53,696
	12/31/2011	11.07	*	11.38	3,301

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)(10)	12/31/2014	$11.90		$12.29	962,859
	12/31/2013	10.34		11.90	583,819
	12/31/2012	9.27		10.34	190,210
	12/31/2011	8.43	*	9.27	3,715

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)(10)	12/31/2014	$12.11		$12.36	378,568
	12/31/2013	11.43		12.11	282,819
	12/31/2012	10.72		11.43	114,227
	12/31/2011	10.19	*	10.72	3,323

J.P. Morgan Insurance Trust U.S. Equity Portfolio(9)	12/31/2014	$23.51		$26.45	936,395
	12/31/2013	17.47		23.51	985,859
	12/31/2012	15.03		17.47	1,049,270
	12/31/2011	15.51		15.03	1,127,274
	12/31/2010	13.82		15.51	1,178,422
	12/31/2009	9.97		13.82	1,214,617
	12/31/2008	15.28		9.97	1,313,498
	12/31/2007	15.22		15.28	1,303,982
	12/31/2006	13.22		15.22	1,298,428
	12/31/2005	13.21		13.22	1,238,265

Lazard Retirement US Small-Mid Cap Equity Portfolio(10)	12/31/2014	$15.55		$17.06	49,616
	12/31/2013	11.64		15.55	39,209
	12/31/2012	10.69		11.64	33,109
	12/31/2011	11.90		10.69	35,947
	12/31/2010	10.92		11.90	17,465

Lord Abbett Series Developing Growth Portfolio	12/31/2014	$25.54		$26.16	37,906
	12/31/2013	18.17		25.54	18,394

Lord Abbett Series Fund Growth Opportunities Portfolio(3)	12/31/2014	$25.20		$26.40	71,528
	12/31/2013	18.61		25.20	76,039
	12/31/2012	16.51		18.61	83,423
	12/31/2011	18.58		16.51	88,561
	12/31/2010	15.30		18.58	91,233
	12/31/2009	10.63		15.30	94,665
	12/31/2008	17.42		10.63	100,334
	12/31/2007	14.54		17.42	96,489
	12/31/2006	13.65		14.54	96,515
	12/31/2005	13.21		13.65	73,028

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Neuberger Berman Genesis Fund(4)(10)	12/31/2014	$59.75	$58.66	895,477
	12/31/2013	44.31	59.75	903,277
	12/31/2012	40.95	44.31	925,578
	12/31/2011	39.73	40.95	947,638
	12/31/2010	33.22	39.73	971,187
	12/31/2009	26.69	33.22	978,189
	12/31/2008	40.32	26.69	937,614
	12/31/2007	33.60	40.32	863,942
	12/31/2006	31.80	33.60	824,657
	12/31/2005	27.76	31.80	738,382

Putnam VT Multi-Cap Growth Fund(6)	12/31/2014	$29.58	$33.16	234,784
	12/31/2013	21.95	29.58	252,349
	12/31/2012	19.03	21.95	267,847
	12/31/2011	20.29	19.03	286,705
	12/31/2010	11.81	20.29	304,049
	12/31/2009	8.61	11.81	427,447
	12/31/2008	16.00	8.61	429,198
	12/31/2007	15.61	16.00	423,487
	12/31/2006	14.99	15.61	427,913
	12/31/2005	13.53	14.99	437,342

Rainier Small/Mid Cap Equity Fund(4)(10)	12/31/2014	$62.99	$65.07	424,970
	12/31/2013	47.84	62.99	437,566
	12/31/2012	42.51	47.84	451,841
	12/31/2011	44.14	42.51	469,702
	12/31/2010	35.78	44.14	487,323
	12/31/2009	27.88	35.78	502,798
	12/31/2008	55.09	27.88	479,194
	12/31/2007	45.92	55.09	429,859
	12/31/2006	40.54	45.92	389,183
	12/31/2005	34.93	40.54	339,335

Royce Capital Fund Small-Cap Portfolio(10)	12/31/2014	$18.04	$18.39	837,419
	12/31/2013	13.55	18.04	832,992
	12/31/2012	12.19	13.55	828,313
	12/31/2011	12.76	12.19	807,051
	12/31/2010	10.71	12.76	781,254
	12/31/2009	8.01	10.71	738,693
	12/31/2008	11.14	8.01	635,368
	12/31/2007	11.52	11.14	505,535
	12/31/2006	10.09	11.52	371,543
	12/31/2005	9.41	10.09	244,500

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Equity Income Portfolio VIP II(10)	12/31/2014	$33.04		$34.95	447,544
	12/31/2013	25.85		33.04	435,663
	12/31/2012	22.38		25.85	396,521
	12/31/2011	22.88		22.38	362,729
	12/31/2010	20.18		22.88	311,484
	12/31/2009	16.30		20.18	254,259
	12/31/2008	25.89		16.30	179,843
	12/31/2007	25.44		25.89	93,841
	12/31/2006	23.12	*	25.44	19,054

T. Rowe Price Prime Reserve Portfolio	12/31/2014	$1.02		$1.01	5,839,342
	12/31/2013	1.03		1.02	6,140,883
	12/31/2012	1.04		1.03	7,076,553
	12/31/2011	1.06		1.04	6,854,771
	12/31/2010	1.07		1.06	4,783,922
	12/31/2009	1.08		1.07	4,261,268
	12/31/2008	1.06		1.08	5,052,384
	12/31/2007	1.02		1.06	1,821,574
	12/31/2006	1.00	*	1.02	776,113

T. Rowe Price Small-Cap Stock Fund Advisor Class(2)(4)	12/31/2014	$75.44		$79.43	215,509
	12/31/2013	55.64		75.44	230,490
	12/31/2012	47.84		55.64	251,443
	12/31/2011	48.59		47.84	276,903
	12/31/2010	37.18		48.59	305,549
	12/31/2009	27.22		37.18	328,262
	12/31/2008	41.42		27.22	342,921
	12/31/2007	42.78		41.42	364,097
	12/31/2006	38.50		42.78	375,980
	12/31/2005	36.01		38.50	384,016

T. Rowe Price Small-Cap Value Fund Advisor Class(2)(4)	12/31/2014	$79.91		$78.80	209,260
	12/31/2013	61.09		79.91	227,843
	12/31/2012	52.64		61.09	247,648
	12/31/2011	53.75		52.64	269,696
	12/31/2010	43.53		53.75	299,930
	12/31/2009	34.77		43.53	323,357
	12/31/2008	49.37		34.77	335,168
	12/31/2007	50.15		49.37	368,014
	12/31/2006	43.76		50.15	394,998
	12/31/2005	40.82		43.76	413,874

Templeton Global Bond VIP Funds	12/31/2014	$22.24		$22.34	145,278
	12/31/2013	22.18		22.24	125,335
	12/31/2012	19.53		22.18	85,082
	12/31/2011	19.96		19.53	57,628
	12/31/2010	19.18	*	19.96	28,377

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wells Fargo Advantage VT Discovery FundSM (formerly Strong Mid Cap)	12/31/2014	$32.57	$32.28	683,248
	12/31/2013	22.92	32.57	681,544
	12/31/2012	19.71	22.92	674,385
	12/31/2011	19.86	19.71	699,217
	12/31/2010	14.83	19.86	686,581
	12/31/2009	10.69	14.83	700,559
	12/31/2008	19.45	10.69	675,612
	12/31/2007	16.10	19.45	606,124
	12/31/2006	14.21	16.10	566,905
	12/31/2005	16.94	14.21	571,068

Wells Fargo Advantage VT Opportunity FundSM(2)	12/31/2014	$54.18	$59.09	144,590
	12/31/2013	41.97	54.18	161,976
	12/31/2012	36.78	41.97	178,688
	12/31/2011	39.40	36.78	194,620
	12/31/2010	32.22	39.40	210,081
	12/31/2009	22.06	32.22	223,827
	12/31/2008	37.27	22.06	237,768
	12/31/2007	35.39	37.27	257,373
	12/31/2006	31.93	35.39	277,826
	12/31/2005	29.96	31.93	294,959

Wilshire 5000 Index Fund Institutional(1)(4)(10)	12/31/2014	$16.62	$18.48	933,182
	12/31/2013	12.70	16.62	1,021,349
	12/31/2012	11.12	12.70	1,151,151
	12/31/2011	11.21	11.12	1,312,114
	12/31/2010	9.72	11.21	1,459,277
	12/31/2009	7.74	9.72	1,585,016
	12/31/2008	12.42	7.74	1,637,636
	12/31/2007	11.98	12.42	1,698,242
	12/31/2006	10.58	11.98	1,771,782
	12/31/2005	10.12	10.58	1,780,697

Wilshire 5000 Index Fund Investment(1)(4)(10)	12/31/2014	$15.99	$17.75	1,523,165
	12/31/2013	12.25	15.99	1,530,731
	12/31/2012	10.75	12.25	1,500,640
	12/31/2011	10.86	10.75	1,470,355
	12/31/2010	9.44	10.86	1,461,935
	12/31/2009	7.52	9.44	1,396,718
	12/31/2008	12.10	7.52	1,262,690
	12/31/2007	11.70	12.10	1,144,141
	12/31/2006	10.34	11.70	1,035,532
	12/31/2005	9.92	10.34	886,643

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire Large Co. Growth Portfolio Institutional(1)(4)(10)	12/31/2014	$51.73	$55.34	315,377
	12/31/2013	40.09	51.73	345,928
	12/31/2012	35.59	40.09	388,568
	12/31/2011	36.41	35.59	445,822
	12/31/2010	30.83	36.41	502,332
	12/31/2009	23.26	30.83	546,446
	12/31/2008	40.38	23.26	578,871
	12/31/2007	35.00	40.38	605,843
	12/31/2006	33.64	35.00	650,673
	12/31/2005	31.29	33.64	667,289

Wilshire Large Co. Growth Portfolio Investment(1)(4)(10)	12/31/2014	$49.16	$52.43	483,079
	12/31/2013	38.22	49.16	490,612
	12/31/2012	34.02	38.22	499,286
	12/31/2011	34.93	34.02	513,023
	12/31/2010	29.69	34.93	520,019
	12/31/2009	22.48	29.69	510,776
	12/31/2008	39.13	22.48	490,423
	12/31/2007	34.06	39.13	455,744
	12/31/2006	32.86	34.06	420,405
	12/31/2005	30.67	32.86	360,477

Wilshire Large Co. Value Portfolio Investment(1)(4)(10)	12/31/2014	$35.69	$39.05	975,539
	12/31/2013	26.46	35.69	1,041,083
	12/31/2012	23.11	26.46	1,070,533
	12/31/2011	24.20	23.11	1,116,468
	12/31/2010	21.60	24.20	1,140,155
	12/31/2009	17.01	21.60	1,140,880
	12/31/2008	29.44	17.01	1,078,702
	12/31/2007	30.42	29.44	1,006,488
	12/31/2006	25.99	30.42	925,411
	12/31/2005	24.09	25.99	834,983

Wilshire Small Co. Growth Portfolio Investment(1)(4)(10)	12/31/2014	$36.17	$36.96	103,699
	12/31/2013	25.92	36.17	105,478
	12/31/2012	23.10	25.92	114,281
	12/31/2011	23.46	23.10	120,715
	12/31/2010	18.81	23.46	129,629
	12/31/2009	14.59	18.81	135,301
	12/31/2008	24.30	14.59	135,420
	12/31/2007	22.69	24.30	134,021
	12/31/2006	20.67	22.69	140,208
	12/31/2005	20.20	20.67	143,219

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire Small Co. Value Portfolio Investment(1)(4)(10)	12/31/2014	$40.91		$42.89	144,966
	12/31/2013	28.79		40.91	144,324
	12/31/2012	24.87		28.79	146,334
	12/31/2011	27.23		24.87	157,655
	12/31/2010	22.29		27.23	158,060
	12/31/2009	18.36		22.29	154,325
	12/31/2008	27.65		18.36	142,449
	12/31/2007	29.00		27.65	153,631
	12/31/2006	24.54		29.00	145,709
	12/31/2005	23.32		24.54	142,596

Wilshire VIT 2015 ETF Fund(10)	12/31/2014	$12.90		$13.35	1,777,410
	12/31/2013	11.83		12.90	1,839,932
	12/31/2012	10.65		11.83	1,799,336
	12/31/2011	10.61		10.65	1,719,339
	12/31/2010	9.63		10.61	1,714,327
	12/31/2009	8.09		9.63	1,565,378
	12/31/2008	10.83		8.09	1,347,691
	12/31/2007	10.46		10.83	676,295
	12/31/2006	9.98	*	10.46	179,111

Wilshire VIT 2025 ETF Fund(10)	12/31/2014	$12.40		$12.87	3,088,839
	12/31/2013	11.18		12.40	2,781,231
	12/31/2012	10.04		11.18	2,494,100
	12/31/2011	10.14		10.04	2,172,834
	12/31/2010	9.17		10.14	1,822,095
	12/31/2009	7.70		9.17	1,408,546
	12/31/2008	10.86		7.70	968,800
	12/31/2007	10.52		10.86	509,965
	12/31/2006	9.97	*	10.52	101,522

Wilshire VIT 2035 ETF Fund(10)	12/31/2014	$11.86		$12.35	3,870,137
	12/31/2013	10.44		11.86	3,399,782
	12/31/2012	9.27		10.44	2,880,161
	12/31/2011	9.54		9.27	2,414,189
	12/31/2010	8.57		9.54	1,943,344
	12/31/2009	7.17		8.57	1,417,643
	12/31/2008	10.86		7.17	834,498
	12/31/2007	10.49		10.86	236,039
	12/31/2006	9.96	*	10.49	27,795

Wilshire VIT Global Allocation Fund	12/31/2014	$27.02		$27.28	15,901,396
	12/31/2013	23.12		27.02	5,503,321
	12/31/2012	20.88		23.12	6,051,844
	12/31/2011	21.27		20.88	6,829,381
	12/31/2010	19.41		21.27	7,536,507
	12/31/2009	16.63		19.41	8,157,801
	12/31/2008	22.96		16.63	8,892,355
	12/31/2007	22.55		22.96	10,080,198
	12/31/2006	20.46		22.55	11,010,276
	12/31/2005	19.87		20.46	12,018,094

.95 M&E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AB VPS Large Cap Growth Portfolio(6)	12/31/2014	$38.73		$43.68	34,444
	12/31/2013	28.53		38.73	45,469
	12/31/2012	24.68		28.53	55,978
	12/31/2011	25.88		24.68	65,656
	12/31/2010	23.78		25.88	71,906
	12/31/2009	17.49		23.78	72,087
	12/31/2008	29.33		17.49	73,572
	12/31/2007	26.06		29.33	70,482
	12/31/2006	26.48		26.06	72,782
	12/31/2005	23.28		26.48	53,264

AB VPS Small/Mid Cap Value Portfolio(6)	12/31/2014	$31.73		$34.24	7,433
	12/31/2013	23.27		31.73	8,820
	12/31/2012	19.82		23.27	10,674
	12/31/2011	21.89		19.82	13,134
	12/31/2010	17.45		21.89	13,721
	12/31/2009	12.34		17.45	15,092
	12/31/2008	19.38		12.34	15,047
	12/31/2007	19.27		19.38	8,416
	12/31/2006	18.44	*	19.27	1,050

AB VPS Small Cap Growth Portfolio(7)	12/31/2014	$25.87		$25.09	12,386
	12/31/2013	17.96		25.87	12,502
	12/31/2012	15.80		17.96	12,532
	12/31/2011	15.31		15.80	13,157
	12/31/2010	11.31		15.31	11,963
	12/31/2009	8.07		11.31	10,851
	12/31/2008	14.98		8.07	7502
	12/31/2007	13.30		14.98	4,228
	12/31/2006	14.00	*	13.30	423

American Century VP Mid Cap Value Portfolio(10)	12/31/2014	$19.01		$21.93	11,642
	12/31/2013	14.75		19.01	5,589
	12/31/2012	13.94	*	14.75	1,687

American Funds IS Blue Chip Income and Growth Fund	12/31/2014	$13.62	*	$15.02	23,785

American Funds IS Growth Fund	12/31/2014	$78.04	*	$84.28	5,795

American Funds IS Managed Risk Asset Allocation Fund	12/31/2014	$11.93	*	$12.20	11,700

American Funds IS New World Fund	12/31/2014	$24.81	*	$22.83	7,306

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period

Ariel Fund®(4)(6)	12/31/2014	$91.00		$100.02	15,612
	12/31/2013	63.48		91.00	19,273
	12/31/2012	53.26		63.48	23,429
	12/31/2011	60.63		53.26	28,866
	12/31/2010	48.57		60.63	31,049
	12/31/2009	29.98		48.57	32,587
	12/31/2008	58.46		29.98	37,198
	12/31/2007	60.04		58.46	42,755
	12/31/2006	54.92		60.04	43,100
	12/31/2005	54.94		54.92	41,472

Ariel Appreciation Fund®(4)(5)	12/31/2014	$93.81		$100.51	20,968
	12/31/2013	64.76		93.81	24,126
	12/31/2012	54.77		64.76	28,247
	12/31/2011	59.66		54.77	35,122
	12/31/2010	50.33		59.66	44,020
	12/31/2009	31.16		50.33	51,869
	12/31/2008	53.06		31.16	60,944
	12/31/2007	54.32		53.06	71,883
	12/31/2006	49.43		54.32	72,751
	12/31/2005	48.48		49.43	65,006

Calvert VP S&P Mid Cap 400 Index	12/31/2014	$101.48		$109.57	8,144
	12/31/2013	77.32		101.48	5,361
	12/31/2012	66.70		77.32	2,305
	12/31/2011	69.03		66.70	671
	12/31/2010	63.50	*	69.03	427

Davis Value Portfolio(10)	12/31/2014	$18.20		$19.12	77,755
	12/31/2013	13.77		18.20	90,658
	12/31/2012	12.29		13.77	105,237
	12/31/2011	12.94		12.29	100,746
	12/31/2010	11.58		12.94	96,840
	12/31/2009	8.91		11.58	93,892
	12/31/2008	15.06		8.91	88,678
	12/31/2007	14.53		15.06	70,248
	12/31/2006	12.76		14.53	64,054
	12/31/2005	11.77		12.76	56,528

Delaware VIP REIT Series(10)	12/31/2014	$12.91		$16.52	105,470
	12/31/2013	12.79		12.91	96,376
	12/31/2012	11.07		12.79	76,040
	12/31/2011	10.10		11.07	67,816
	12/31/2010	8.05		10.10	38,167
	12/31/2009	6.59		8.05	23,762
	12/31/2008	10.86	*	6.59	9,739

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Delaware VIP Smid Cap Growth Series Service Class(10)	12/31/2014	$37.91		$38.63	17,115
	12/31/2013	27.14		37.91	17,580
	12/31/2012	24.74		27.14	19,925
	12/31/2011	23.14		24.74	25,219
	12/31/2010	17.17		23.14	20,366
	12/31/2009	11.94		17.17	9,587
	12/31/2008	20.32		11.94	10,665
	12/31/2007	18.20		20.32	10,000
	12/31/2006	17.32		18.20	7,618
	12/31/2005	15.72		17.32	2,905

Delaware VIP US Growth Series – Service Shares(10)	12/31/2014	$13.29		$14.81	22,844
	12/31/2013	9.98		13.29	9,671
	12/31/2012	9.95	*	9.98	2,385

Dreyfus Investment Portfolios: MidCap Stock (Service Shares)(3)	12/31/2014	$32.34		$35.80	611
	12/31/2013	24.23		32.34	1,384
	12/31/2012	20.49		24.23	2,925
	12/31/2011	20.64		20.49	1,557
	12/31/2010	16.41		20.64	2,044
	12/31/2009	12.23		16.41	3,471
	12/31/2008	20.73		12.23	4,531
	12/31/2007	20.64		20.73	4,892
	12/31/2006	19.35		20.64	4,713
	12/31/2005	17.93		19.35	3,119

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)	12/31/2014	$25.31		$26.36	36,753
	12/31/2013	18.15		25.31	31,277
	12/31/2012	15.83		18.15	17,361
	12/31/2011	15.89		15.83	11,670
	12/31/2010	12.74		15.89	7,528
	12/31/2009	10.28		12.74	3,668
	12/31/2008	14.66	*	10.28	8,72

Fidelity VIP Emerging Markets(8)	12/31/2014	$9.04		$9.05	95,514
	12/31/2013	8.80		9.04	88,527
	12/31/2012	7.78		8.80	59,658
	12/31/2011	9.98		7.78	37,954
	12/31/2010	8.81	*	9.98	13,465

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Growth Portfolio(10)	12/31/2014	$55.66	$61.21	85,396
	12/31/2013	41.31	55.66	85,914
	12/31/2012	36.44	41.31	85,935
	12/31/2011	36.79	36.44	85,831
	12/31/2010	29.98	36.79	89,187
	12/31/2009	23.63	29.98	83,496
	12/31/2008	45.25	23.63	79,110
	12/31/2007	36.07	45.25	69,579
	12/31/2006	34.16	36.07	62,534
	12/31/2005	32.69	34.16	58,033

Fidelity VIP Growth & Income Portfolio(10)	12/31/2014	$24.31	$26.55	85,953
	12/31/2013	18.42	24.31	88,759
	12/31/2012	15.72	18.42	78,220
	12/31/2011	15.65	15.72	76,346
	12/31/2010	13.79	15.65	82,684
	12/31/2009	10.95	13.79	91,695
	12/31/2008	19.02	10.95	91,252
	12/31/2007	17.16	19.02	92,602
	12/31/2006	15.35	17.16	88,182
	12/31/2005	14.43	15.35	75,258

Fidelity VIP High Income Portfolio(10)	12/31/2014	$16.24	$16.23	148,518
	12/31/2013	15.51	16.24	139,291
	12/31/2012	13.74	15.51	96,042
	12/31/2011	13.37	13.74	86,698
	12/31/2010	11.87	13.37	64,957
	12/31/2009	8.34	11.87	54,339
	12/31/2008	11.24	8.34	61,904
	12/31/2007	11.07	11.24	72,371
	12/31/2006	10.07	11.07	60,305
	12/31/2005	9.93	10.07	53,858

Fidelity VIP Index 500 Portfolio	12/31/2014	$220.85	$247.85	31,199
	12/31/2013	168.98	220.85	29,792
	12/31/2012	147.50	168.98	28,985
	12/31/2011	146.26	147.50	27,959
	12/31/2010	128.64	146.26	30,258
	12/31/2009	102.75	128.64	30,223
	12/31/2008	164.99	102.75	29,386
	12/31/2007	158.35	164.99	29,173
	12/31/2006	138.47	158.35	27,106
	12/31/2005	133.70	138.47	20,081

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Investment Grade Bond Portfolio	12/31/2014	$21.14		$22.12	163,652
	12/31/2013	21.79		21.14	148,629
	12/31/2012	20.83		21.79	160,590
	12/31/2011	19.64		20.83	137,995
	12/31/2010	18.43		19.64	149,626
	12/31/2009	16.10		18.43	155,091
	12/31/2008	16.83		16.10	158,718
	12/31/2007	16.32		16.83	179,688
	12/31/2006	15.82		16.32	166,443
	12/31/2005	15.67		15.82	150,226

Fidelity VIP Mid Cap Portfolio(10)	12/31/2014	$61.90		$65.02	84,711
	12/31/2013	45.98		61.90	83,089
	12/31/2012	40.51		45.98	80,641
	12/31/2011	45.87		40.51	82,090
	12/31/2010	36.00		45.87	84,026
	12/31/2009	25.98		36.00	81,579
	12/31/2008	43.41		25.98	80,647
	12/31/2007	37.99		43.41	84,821
	12/31/2006	34.12		37.99	80,760
	12/31/2005	29.19		34.12	65,985

Fidelity VIP Overseas Portfolio	12/31/2014	$30.39		$27.61	160,183
	12/31/2013	23.57		30.39	151,596
	12/31/2012	19.76		23.57	153,710
	12/31/2011	24.13		19.76	158,239
	12/31/2010	21.58		24.13	153,363
	12/31/2009	17.25		21.58	148,717
	12/31/2008	31.05		17.25	140,583
	12/31/2007	26.78		31.05	119,253
	12/31/2006	22.95		26.78	96,667
	12/31/2005	19.50		22.95	60,211

Goldman Sachs VIT Mid Cap Value Fund(10)	12/31/2014	$20.09		$22.55	16,776
	12/31/2013	15.30		20.09	10,545
	12/31/2012	13.07		15.30	2,494
	12/31/2011	14.12		13.07	1,400
	12/31/2010	13.05	*	14.12	695

Goldman Sachs VIT Structured Small Cap Equity Insights Fund(5)	12/31/2014	$23.23		$24.61	8,953
	12/31/2013	17.29		23.23	9,313
	12/31/2012	15.47		17.29	8,979
	12/31/2011	15.50		15.47	7,817
	12/31/2010	12.02		15.50	9,071
	12/31/2009	9.50		12.02	9,899
	12/31/2008	14.53		9.50	10,179
	12/31/2007	17.56		14.53	10,795
	12/31/2006	15.79		17.56	7,276
	12/31/2005	15.03		15.79	3,497

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)(10)	12/31/2014	$11.61		$12.02	80,385
	12/31/2013	9.92		11.61	54,881
	12/31/2012	8.77		9.92	31,256
	12/31/2011	7.89	*	8.77	66

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)(10)	12/31/2014	$12.30		$12.74	379,240
	12/31/2013	11.10		12.30	206,332
	12/31/2012	10.07		11.10	78,038
	12/31/2011	9.31	*	10.07	16

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)(10)	12/31/2014	$12.07		$12.26	79,812
	12/31/2013	11.88		12.07	50,397
	12/31/2012	11.40		11.88	18,826
	12/31/2011	11.07	*	11.40	9,469

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)(10)	12/31/2014	$11.98		$12.40	328,588
	12/31/2013	10.37		11.98	250,076
	12/31/2012	9.27		10.37	124,751
	12/31/2011	8.43	*	9.27	17,207

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)(10)	12/31/2014	$12.17		$12.44	169,284
	12/31/2013	11.45		12.17	110,294
	12/31/2012	10.72		11.45	15,623
	12/31/2011	10.19	*	10.72	21
J.P. Morgan Insurance Trust U.S. Equity Portfolio(9)	12/31/2014	$23.83		$26.89	23,056
	12/31/2013	17.66		23.83	20,024
	12/31/2012	15.15		17.66	34,925
	12/31/2011	15.58		15.15	42,724
	12/31/2010	13.84		15.58	55,017
	12/31/2009	10.23		13.84	54,255
	12/31/2008	15.63		10.23	74,420
	12/31/2007	15.52		15.63	84,442
	12/31/2006	13.44		15.52	93,647
	12/31/2005	13.39		13.44	107,192

Lazard Retirement US Small-Mid Cap Equity Portfolio(10)	12/31/2014	$15.72		$17.29	12,560
	12/31/2013	11.73		15.72	10,313
	12/31/2012	10.74		11.73	7,208
	12/31/2011	11.92		10.74	5,318
	12/31/2010	10.92		11.92	2,710

Lord Abbett Series Developing Growth Portfolio	12/31/2014	$25.61		$26.31	11,708
	12/31/2013	18.17	*	25.61	4,932

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Lord Abbett Series Fund Growth Opportunities Portfolio(3)	12/31/2014	$25.92	$27.23	6,116
	12/31/2013	19.09	25.92	6,273
	12/31/2012	16.88	19.09	7,213
	12/31/2011	18.94	16.88	7,333
	12/31/2010	15.55	18.94	10,107
	12/31/2009	10.78	15.55	10,385
	12/31/2008	17.61	10.78	12,777
	12/31/2007	14.66	17.61	16,015
	12/31/2006	13.72	14.66	16,002
	12/31/2005	13.23	13.72	9,405

Neuberger Berman Genesis Fund(4)(10)	12/31/2014	$61.65	$60.71	61,973
	12/31/2013	45.59	61.65	65,089
	12/31/2012	42.01	45.59	68,922
	12/31/2011	40.64	42.01	70,449
	12/31/2010	33.88	40.64	76,089
	12/31/2009	27.15	33.88	83,820
	12/31/2008	40.89	27.15	85,290
	12/31/2007	33.97	40.89	80,592
	12/31/2006	32.06	33.97	76,885
	12/31/2005	27.90	32.06	58,628

Putnam VT Multi-Cap Growth Fund(6)	12/31/2014	$29.86	$33.57	8,787
	12/31/2013	22.09	29.86	9,264
	12/31/2012	19.10	22.09	9,295
	12/31/2011	20.31	19.10	11,401
	12/31/2010	12.14	20.31	17,444
	12/31/2009	8.83	12.14	25,259
	12/31/2008	16.36	8.83	29,288
	12/31/2007	15.91	16.36	30,307
	12/31/2006	15.23	15.91	30,904
	12/31/2005	13.71	15.23	31,830

Rainier Small/Mid Cap Equity Fund(4)(10)	12/31/2014	$65.45	$67.82	27,457
	12/31/2013	49.56	65.45	30,430
	12/31/2012	43.91	49.56	37,730
	12/31/2011	45.46	43.91	36,127
	12/31/2010	36.75	45.46	41,618
	12/31/2009	28.55	36.75	44,296
	12/31/2008	56.27	28.55	46,500
	12/31/2007	46.76	56.27	45,227
	12/31/2006	41.16	46.76	39,405
	12/31/2005	35.36	41.16	29,713

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Royce Capital Fund Small-Cap Portfolio(10)	12/31/2014	$18.54		$18.96	73,006
	12/31/2013	13.89		18.54	69,423
	12/31/2012	12.46		13.89	71,065
	12/31/2011	13.00		12.46	76,252
	12/31/2010	10.89		13.00	89,635
	12/31/2009	8.12		10.89	92,604
	12/31/2008	11.26		8.12	79,673
	12/31/2007	11.61		11.26	79,295
	12/31/2006	10.14		11.61	63,203
	12/31/2005	9.43		10.14	34,787

T. Rowe Price Equity Income Portfolio VIP II(10)	12/31/2014	$33.76		$35.82	74,893
	12/31/2013	26.33		33.76	73,811
	12/31/2012	22.73		26.33	71,130
	12/31/2011	23.18		22.73	61,512
	12/31/2010	20.39		23.18	54,366
	12/31/2009	16.42		20.39	45,312
	12/31/2008	25.96		16.42	31,007
	12/31/2007	25.44		25.96	17,406
	12/31/2006	23.12	*	25.44	2,951

T. Rowe Price Prime Reserve Portfolio	12/31/2014	$1.04		$1.03	625,470
	12/31/2013	1.05		1.04	535,174
	12/31/2012	1.06		1.05	608,424
	12/31/2011	1.07		1.06	720,996
	12.31/2010	1.08		1.07	672,661
	12/31/2009	1.08		1.08	668,761
	12/31/2008	1.06		1.08	942,413
	12/31/2007	1.02		1.06	366,465
	12/31/2006	1.00	*	1.02	173,556

T. Rowe Price Small Cap Stock Fund(4)	12/31/2014	$78.21		$82.60	3,947
	12/31/2013	57.52		78.21	4,121
	12/31/2012	49.31		57.52	5,507
	12/31/2011	49.94		49.31	5,543
	12/31/2010	38.10		49.94	9,455
	12/31/2009	27.82		38.10	12,011
	12/31/2008	42.41		27.82	14,388
	12/31/2007	43.47		42.41	16,076
	12/31/2006	39.00		43.47	17,292
	12/31/2005	36.37		39.00	21,660

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Small Cap Value Fund(4)	12/31/2014	$82.92		$82.01	3,277
	12/31/2013	63.21		82.92	3,784
	12/31/2012	54.31		63.21	3,916
	12/31/2011	55.30		54.31	4,649
	12/31/2010	44.65		55.30	7,477
	12/31/2009	35.57		44.65	9,903
	12/31/2008	50.36		35.57	10,522
	12/31/2007	51.00		50.36	12,204
	12/31/2006	44.37		51.00	14,954
	12/31/2005	41.26		44.39	15,628

Templeton Global VIP Bond Fund	12/31/2014	$22.52		$22.69	38,502
	12/31/2013	22.39		22.52	22,602
	12/31/2012	19.66		22.39	12,275
	12/31/2011	20.02		19.66	3,875
	12/31/2010	19.18	*	20.03	3,293

Wells Fargo Advantage VT Discovery FundSM (formerly Strong Mid Cap)	12/31/2014	$33.40		$33.21	64,099
	12/31/2013	23.44		33.40	61,034
	12/31/2012	20.10		23.44	45,880
	12/31/2011	20.20		20.10	39,736
	12/31/2010	15.04		20.20	36,921
	12/31/2009	22.52		15.04	39,697
	12/31/2008	19.61		22.52	5,816
	12/31/2007	16.18		19.61	30,366
	12/31/2006	14.25		16.18	26,927
	12/31/2005	17.10	*	14.25	24,096

Wells Fargo Advantage VT Opportunity FundSM(2)	12/31/2014	$56.10		$61.36	932
	12/31/2013	43.33		56.10	1,071
	12/31/2012	37.86		43.33	1,521
	12/31/2011	40.44		37.86	1,768
	12/31/2010	32.97		40.44	3,303
	12/31/2009	22.52		32.97	3,744
	12/31/2008	37.93		22.52	5,816
	12/31/2007	35.91		37.93	6,106
	12/31/2006	32.30		35.91	6,796
	12/31/2005	30.22		32.30	11,135

Wilshire 5000 Index Fund Institutional(1)(4)	12/31/2014	$17.28		$19.28	2,449
	12/31/2013	13.17		17.28	2,784
	12/31/2012	11.50		13.17	5,242
	12/31/2011	11.56		11.50	5,403
	12/31/2010	9.99		11.56	5,472
	12/31/2009	7.93		9.99	7,566
	12/31/2008	12.69		7.93	6,705
	12/31/2007	12.21		12.69	7,219
	12/31/2006	10.75		12.21	14,110
	12/31/2005	10.25		10.75	19,470

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire 5000 Index Fund Investment(4)(10)	12/31/2014	$16.72	$18.61	117,930
	12/31/2013	12.77	16.72	114,785
	12/31/2012	11.18	12.77	120,235
	12/31/2011	11.26	11.18	122,200
	12/31/2010	9.75	11.26	130,621
	12/31/2009	7.75	9.75	149,731
	12/31/2008	12.43	7.75	145,687
	12/31/2007	11.98	12.43	179,822
	12/31/2006	10.57	11.98	171,006
	12/31/2005	10.10	10.57	137,378

Wilshire Large Co. Growth Portfolio Institutional(1)(4)	12/31/2014	$53.80	$57.73	722
	12/31/2013	41.58	53.80	722
	12/31/2012	36.80	41.58	1,366
	12/31/2011	37.54	36.80	1,365
	12/31/2010	31.70	37.54	1,357
	12/31/2009	23.85	31.70	1,814
	12/31/2008	41.28	23.85	1,787
	12/31/2007	35.67	41.28	1,813
	12/31/2006	34.18	35.67	2,319
	12/31/2005	31.70	34.18	2,352

Wilshire Large Co. Growth Portfolio Investment(4)(10)	12/31/2014	$51.05	$54.60	34,661
	12/31/2013	39.57	51.05	38,066
	12/31/2012	35.12	39.57	42,171
	12/31/2011	35.95	35.12	44,772
	12/31/2010	30.47	35.95	47,741
	12/31/2009	23.01	30.47	52,641
	12/31/2008	39.94	23.01	57,161
	12/31/2007	34.66	39.94	58,391
	12/31/2006	33.33	34.66	55,721
	12/31/2005	31.03	33.33	47,350

Wilshire Large Co. Value Portfolio Investment(4)(10)	12/31/2014	$37.08	$40.69	62,088
	12/31/2013	27.41	37.08	69,225
	12/31/2012	23.86	27.41	70,204
	12/31/2011	24.92	23.86	76,501
	12/31/2010	22.18	24.92	87,824
	12/31/2009	17.42	22.18
	12/31/2008	30.07	17.42	97,532
	12/31/2007	30.97	30.07	95,413
	12/31/2006	26.38	30.97	83,914
	12/31/2005	24.38	26.38	64,549

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire Small Co. Growth Portfolio Investment(3)(4)	12/31/2014	$38.66		$39.61	5,767
	12/31/2013	27.62		38.66	6,707
	12/31/2012	24.55		27.62	7,321
	12/31/2011	24.85		24.55	8,003
	12/31/2010	19.87		24.85	9,756
	12/31/2009	15.37		19.87	10,743
	12/31/2008	25.50		15.37	12,276
	12/31/2007	23.76		25.50	14,747
	12/31/2006	21.58		23.76	16,381
	12/31/2005	21.02		21.58	15,551

Wilshire Small Co. Value Portfolio Investment(4)(10)	12/31/2014	$42.22		$44.41	9,470
	12/31/2013	29.64		42.22	8,704
	12/31/2012	25.52		29.64	8,750
	12/31/2011	27.86		25.52	8,627
	12/31/2010	22.74		27.86	10,743
	12/31/2009	18.68		22.74	10,456
	12/31/2008	28.06		18.68	11,459
	12/31/2007	29.43		28.06	9,755
	12/31/2006	24.83		29.43	9,985
	12/31/2005	23.52		24.83	10,605

Wilshire VIT 2015 ETF Fund(10)	12/31/2014	$13.18		$13.68	248,752
	12/31/2013	12.05		13.18	187,213
	12/31/2012	10.81		12.05	238,818
	12/31/2011	10.75		10.81	224,713
	12/31/2010	9.72		10.75	292,184
	12/31/2009	8.15		9.72	289,306
	12/31/2008	10.88		8.15	243,318
	12/31/2007	10.47		10.88	57,177
	12/31/2006	9.98	*	10.47	48

Wilshire VIT 2025 ETF Fund(10)	12/31/2014	$12.67		$13.19	372,108
	12/31/2013	11.40		12.67	374,472
	12/31/2012	10.20		11.40	338,373
	12/31/2011	10.27		10.20	287,424
	12/31/2010	9.26		10.27	228,119
	12/31/2009	7.76		9.26	146,466
	12/31/2008	10.91		7.76	165,236
	12/31/2007	10.53		10.91	91,496
	12/31/2006	9.97	*	10.53	27,833

Wilshire VIT 2035 ETF Fund(10)	12/31/2014	$12.12		$12.66	192,029
	12/31/2013	10.64		12.12	232,142
	12/31/2012	9.42		10.64	182,953
	12/31/2011	9.66		9.42	153,123
	12/31/2010	8.66		9.66	102,298
	12/31/2009	7.22		8.66	93,920
	12/31/2008	10.91		7.22	70,878
	12/31/2007	10.50		10.91	49,812
	12/31/2006	9.96	*	10.50	43

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT Global Allocation Fund	12/31/2014	$28.11	$28.46	246,737
	12/31/2013	23.98	28.11	64,490
	12/31/2012	21.59	23.98	69,423
	12/31/2011	21.93	21.59	82,747
	12/31/2010	17.05	21.93	77,853
	12/31/2009	17.05	19.95	83,962
	12/31/2008	23.47	17.05	93,333
	12/31/2007	22.99	23.47	120,047
	12/31/2006	20.79	22.99	110,505
	12/31/2005	20.13	20.79	85,774

*	Inception price on date Underlying Fund was added to the Separate Account.

(1)

For Contracts issued before September 5, 2000, the Subaccounts of the HMLIC Separate Account invest in the Institutional Class of shares of each Fund. For Contracts issued on or after September 5, 2000, the Subaccounts invest in the Investment Class of shares of each Fund.

(2)

The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

(3)

On and after May 1, 2006, Contract Owners generally may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(4)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(5)

On and after May 1, 2008, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

(6)

On and after May 1, 2012, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(7)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

(8)

On and after May 1, 2014, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount.

Fidelity VIP Emerging Markets SC2

(9)	On and after May 1, 2014, Contract Owners may once again begin or increase premium payment allocations and make new transfers to the following Subaccount.

JPMorgan Insurance Trust U.S. Equity Portfolio

(10)

On and after May 1, 2015, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund	Wilshire Large Company Growth Portfolio(Investment Class)
Wilshire Variable Insurance Trust 2025 ETF Fund	American Century VP Mid Cap Value Class 1
Wilshire Variable Insurance Trust 2035 ETF Fund	Goldman Sachs VIT Mid Cap Value Fund
Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)	Fidelity VIP Mid Cap Portfolio SC 2
Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)	Rainier Small/Mid Cap Equity Fund
Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)	Delaware VIP Smid Cap Growth Series — Service Class
Ibbotson Growth ETF Asset Allocation Portfolio (Class II)	Royce Capital Fund Small-Cap Portfolio
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)	Wilshire Small Company Value Portfolio (Investment Class)
Davis Value Portfolio	Lazard Retirement US Small-Mid Cap Eq Service
T. Rowe Price Equity Income Portfolio VIP II	Neuberger Berman Genesis Fund — Advisor Class
Wilshire Large Company Value Portfolio (Investment Class)	Fidelity VIP Growth Portfolio SC 2
Fidelity VIP Growth & Income Portfolio SC2	Delaware VIP REIT Series (Service Class)
Wilshire 5000 Index Fund (Investment Class)	Fidelity VIP High Income Portfolio SC 2
Delaware VIP US Growth Series — Service Class

Prospectus for Variable Solutions Variable Deferred Annuity Contract Issued by Horace Mann Life Insurance Company Separate Account Flexible Premium Contract For Individuals

May 1, 2015

This prospectus offers a Variable annuity Contract to individuals. The Contract is issued by Horace Mann Life Insurance Company (“HMLIC”) as a flexible premium Contract. Certain of these Contracts may have been issued in connection with retirement plans or arrangements which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”). These Contracts are no longer sold by HMLIC. The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Lifecycle/Target Date Funds

Fidelity VIP Freedom 2015 SC2

Fidelity VIP Freedom 2025 SC2

Fidelity VIP Freedom 2035 SC2

Fidelity VIP Freedom 2045 SC2

Wilshire Variable Insurance Trust 2015 ETF Fund(9)

Wilshire Variable Insurance Trust 2025 ETF Fund(9)

Wilshire Variable Insurance Trust 2035 ETF Fund(9)

Asset Allocation Funds

Fidelity VIP FundsManager 20% SC2

Fidelity VIP FundsManager 50% SC2

Fidelity VIP FundsManager 60% SC2

Fidelity VIP FundsManager 70% SC2

Fidelity VIP FundsManager 85% SC2

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)(9)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)(9)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)(9)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)(9)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)(9)

Large Company Stock Funds

Large Value

American Funds IS Blue Chip Income and Growth Fund

Davis Value Portfolio(9)

T. Rowe Price Equity Income Portfolio VIP II(9)

Wilshire Large Company Value Portfolio (Investment Class)(3)(9)

Large Core

Fidelity VIP Growth & Income Portfolio SC 2(9)

Fidelity VIP Index 500 Portfolio SC 2

JPMorgan Insurance Trust U.S. Equity Portfolio(8)

Wilshire 5000 Index Fund (Investment Class)(3)(9)

Large Growth

AB VPS Large Cap Growth Portfolio(5)

American Funds IS Growth Fund

Delaware VIP US Growth Series — Service Class(9)

Fidelity VIP Growth Portfolio SC 2(9)

Wilshire Large Company Growth Portfolio (Investment Class)(3)(9)

Mid-Size Company Stock Funds

Mid Value

AB VPS Small/Mid Cap Value Portfolio(5)

American Century VP Mid Cap Value Class 1(9)

Ariel Appreciation Fund®(3)(4)

Ariel Fund®(3)(5)

Goldman Sachs VIT Mid Cap Value Fund(9)

MFS Mid Cap Value Portfolio

Wells Fargo Advantage VT Opportunity FundSM(1)

Mid Core

Calvert VP S&P Mid Cap 400 Index

Dreyfus Investment Portfolios: MidCap Stock Portfolio — Service Shares(2)

Fidelity VIP Mid Cap Portfolio SC 2(9)

Rainier Small/Mid Cap Equity Fund(3)(9)

Mid Growth

Delaware VIP Smid Cap Growth Series — Service Class(9)

Lord Abbett Series Fund Growth Opportunities Portfolio(2)

Putnam VT Multi-Cap Growth Fund (IB Shares)(5)

Wells Fargo Advantage VT Discovery FundSM

Small Company Stock Funds

Small Value

JPMorgan Small Cap Value(3)

Royce Capital Fund Small-Cap Portfolio(9)

T. Rowe Price Small-Cap Value Fund — Advisor Class(1)

Wilshire Small Company Value Portfolio (Investment Class)(3)(9)

Small Core

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares

Goldman Sachs VIT Structured Small Cap Equity Insights Fund(4)

Lazard Retirement US Small-Mid Cap Eq Service(9)

Neuberger Berman Genesis Fund — Advisor Class(3)(9)

T. Rowe Price Small-Cap Stock Fund — Advisor Class(1)

Small Growth

AB VPS Small Cap Growth Portfolio(6)

Lord Abbett Series Developing Growth Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)(2)(3)

International Stock Funds

Developed Markets

Fidelity VIP Overseas Portfolio SC 2

Emerging Markets

American Funds IS New World Fund

Fidelity VIP Emerging Markets SC 2(7)

Real Estate

Delaware VIP REIT Series (Service Class)(9)

Fidelity VIP Real Estate SC 2

Bond Funds

Corporate Bond

Fidelity VIP Investment Grade Bond Portfolio SC 2

Global Bond

Templeton Global Bond VIP Fund — Class 4

High Yield Bond

Fidelity VIP High Income Portfolio SC 2(9)

Franklin High Income VIP Fund Class 2

Balanced Fund

American Funds IS Managed Risk Asset Allocation Fund

Wilshire VIT Global Allocation Fund

Money Market

T. Rowe Price Prime Reserve Portfolio

(1)

The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

(2)

On and after May 1, 2006, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(3)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(4)

On and after May 1, 2008, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

(5)

On and after May 1, 2012, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(6)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

(7)

On and after May 1, 2014, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

Fidelity VIP Emerging Markets SC2

(8)	On and after May 1, 2014, Contract Owners may once again begin or increase premium payment allocations and make new transfers to the following Subaccount.

JPMorgan Insurance Trust U.S. Equity Portfolio

(9)

On and after May 1, 2015, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC2

Wilshire 5000 Index Fund (Investment Class)

Delaware VIP US Growth Series — Service Class

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Fidelity VIP Growth Portfolio SC 2

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

2

Trademarks used in this document are owned by and used with the permission of the appropriate company.

This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2015. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors Inc., the distributor of the Contracts, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this prospectus is May 1, 2015.

3

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACT OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

4

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The natural person whose life determines the Annuity Payments made under the Contract.

Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax and applicable Withdrawal Charge.

Annuity Date: The date Annuity Payments begin. The individual Contract offered by this prospectus describes the criteria for determining Annuity Dates.

In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences — Required Minimum Distributions.”

Annuity Payments: A series of payments beginning on the Annuity Date.

Annuity Period: The period during which Annuity Payments are made.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Contract: The individual flexible premium deferred Variable annuity contract this prospectus offers.

Contract Owner (You, Your): The individual or entity to whom the Contract is issued.

Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.

FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.

Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.

Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

Net Premium: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

Non-Qualified Contract: A Contract that is not a Qualified Contract.

Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts: Internal Revenue Code (“IRC”) Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) SIMPLE individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental plan annuity (“457(b) Contract”); and IRC 401 qualified annuity (“401 Contract”).

Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 408 or 457(b) and individual retirement arrangements under IRC section 408 or 408A.

Required Minimum Distribution: The amount required by the IRS to be withdrawn from Your Contract after You reach age 70 1/2 or upon Your death.

5

Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.

Underlying Funds: All Mutual Funds listed in this document that are available for investment by the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time on that day. If received at or after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.

Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.

Withdrawal Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made, if the Contract is surrendered or upon certain annuitizations. The charge is intended to compensate HMLIC for the cost of selling the Contract.

Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract. More detailed information about the material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contract only. For information regarding the fixed portion, refer to the Contract.

Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is the “Separate Account?”

The Separate Account segregates assets dedicated to the Variable portion of the Contract offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may Purchase the Contract offered by this prospectus?

This product is no longer offered for sale. The Contract is designed for individuals seeking long-term, tax-deferred accumulation of funds. Purchasing the Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.

The Contract was offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contract was offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

6

What are my investment choices?

You may have money allocated to or invested in up to 24 investment options (including the fixed account) at any one time. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

(a) Separate Account

Includes Subaccounts each of which invests in one of the following Underlying Funds:

Lifecycle/Target Date Funds

Fidelity VIP Freedom 2015 SC2

Fidelity VIP Freedom 2025 SC2

Fidelity VIP Freedom 2035 SC2

Fidelity VIP Freedom 2045 SC2

Wilshire Variable Insurance Trust 2015 ETF Fund(9)

Wilshire Variable Insurance Trust 2025 ETF Fund(9)

Wilshire Variable Insurance Trust 2035 ETF Fund(9)

Asset Allocation Funds

Fidelity VIP FundsManager 20% SC2

Fidelity VIP FundsManager 50% SC2

Fidelity VIP FundsManager 60% SC2

Fidelity VIP FundsManager 70% SC2

Fidelity VIP FundsManager 85% SC2

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)(9)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)(9)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)(9)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)(9)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)(9)

Large Company Stock Funds

Large Value

American Funds IS Blue Chip Income and Growth Fund

Davis Value Portfolio(9)

T. Rowe Price Equity Income Portfolio VIP II(9)

Wilshire Large Company Value Portfolio (Investment Class)(3)(9)

Large Core

Fidelity VIP Growth & Income Portfolio SC 2(9)

Fidelity VIP Index 500 Portfolio SC 2

JPMorgan Insurance Trust U.S. Equity Portfolio(8)

Wilshire 5000 Index Fund (Investment Class)(3)(9)

Large Growth

AB VPS Large Cap Growth Portfolio(5)

American Funds IS Growth Fund

Delaware VIP US Growth Series — Service Class(9)

Fidelity VIP Growth Portfolio SC 2(9)

Wilshire Large Company Growth Portfolio (Investment Class)(3)(9)

Mid-Size Company Stock Funds

Mid Value

AB VPS Small/Mid Cap Value Portfolio(5)

American Century VP Mid Cap Value Class 1(9)

Ariel Appreciation Fund®(3)(4)

Ariel Fund®(3)(5)

Goldman Sachs VIT Mid Cap Value Fund(9)

MFS Mid Cap Value Portfolio

Wells Fargo Advantage VT Opportunity FundsSM(1)

Mid Core

Calvert VP S&P Mid Cap 400 Index

Dreyfus Investment Portfolios: MidCap Stock Portfolio — Service Shares(2)

Fidelity VIP Mid Cap Portfolio SC 2(9)

Rainier Small/Mid Cap Equity Fund(3)(9)

Mid Growth

Delaware VIP Smid Cap Growth Series — Service Class(9)

Lord Abbett Series Fund Growth Opportunities Portfolio(2)

Putnam VT Multi-Cap Growth Fund (IB Shares)(5)

Wells Fargo Advantage VT Discovery FundSM

Small Company Stock Funds

Small Value

JPMorgan Small Cap Value(3)

Royce Capital Fund Small-Cap Portfolio(9)

T. Rowe Price Small-Cap Value Fund — Advisor Class(1)

Wilshire Small Company Value Portfolio (Investment Class)(3)(9)

Small Core

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares

Goldman Sachs VIT Structured Small Cap Equity Insights Fund(4)

Lazard Retirement US Small-Mid Cap Eq Service(9)

Neuberger Berman Genesis Fund — Advisor Class(3)(9)

T. Rowe Price Small-Cap Stock Fund — Advisor Class(1)

Small Growth

AB VPS Small Cap Growth Portfolio(6)

Lord Abbett Series Developing Growth Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)(2)(3)

7

International Stock Funds

Developed Markets

Fidelity VIP Overseas Portfolio SC 2

Emerging Markets

American Funds IS New World Fund

Fidelity VIP Emerging Markets SC 2(8)

Real Estate

Delaware VIP REIT Series (Service Class)(9)

Fidelity VIP Real Estate SC2

Bond Funds

Corporate Bond

Fidelity VIP Investment Grade Bond Portfolio SC 2

Global Bond

Templeton Global Bond VIP Fund — Class 4

High Yield Bond

Fidelity VIP High Income Portfolio SC 2(9)

Franklin High Income VIP Fund Class 2

Balanced Fund

American Funds IS Managed Risk Asset Allocation Fund

Wilshire VIT Global Allocation Fund

Money Market

T. Rowe Price Prime Reserve Portfolio

(1)

The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

(2)

On and after May 1, 2006, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(3)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(4)

On and after May 1, 2008, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

(5)

On and after May 1, 2012, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(6)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

(7)

On and after May 1, 2014, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount.

Fidelity VIP Emerging Markets SC2

(8)	On and after May 1, 2014, Contract Owners may once again begin or increase premium payment allocations and make new transfers to the following Subaccount.

JPMorgan Insurance Trust U.S. Equity Portfolio

(9)

On and after May 1, 2015, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

8

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC2

Wilshire 5000 Index Fund (Investment Class)

Delaware VIP US Growth Series — Service Class

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Fidelity VIP Growth Portfolio SC 2

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

(b) Fixed Account — You also may direct Your premium payments (or transfer any of Your Total Accumulation Value) to the Fixed Account and receive a guaranteed minimum interest rate. (See the Contract.)

When can I transfer between accounts?

At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program allows You to preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contract — Transactions — Transfers.”

May I withdraw all or part of the Contract value before the Annuity Date?

Unless restricted by the Internal Revenue Code of 1986 as amended (“IRC”), or the terms of any employer plan under which Qualified Contracts are issued (if applicable), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. In any Contract Year, You may withdraw a portion of Your Total Accumulation Value without a surrender charge. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Withdrawal Charges as described in “Deductions and Expenses — Withdrawal Charges.” For information specific to a withdrawal of the Fixed Cash Value, see Your Contract.

What are the charges or deductions?

The Contract may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis and will not exceed an annual rate of 1.25% of the daily net assets of the Separate Account.

A fixed annual maintenance fee that may not exceed $25 is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers.

We do not assess a sales expense charge on premium payments, but do assess a decreasing Withdrawal Charge against surrenders, withdrawals and certain annuitizations. The charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

9

What are the federal income tax consequences of investing in this Contract?

Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts, or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the annuity Contract. Except for qualified distributions from Roth type of accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC.

The IRC provides an additional tax (penalty tax) for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from Qualified Contracts (other than traditional IRAs and Roth IRAs), except under certain circumstances. See “Tax Consequences.” This Contract may not be suitable for short-term investment. See “The Contract —Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

If I receive my Contract and am dissatisfied, may I return it?

The Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium payments made for the Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. See “The Contracts-Annuity Payment Options”.

Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences.”

Fee Tables and Example

The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted.

Contract Owner Transaction Expenses:(1)

Surrender Fees (“Withdrawal Charge”) (as a percentage of amount surrendered, if applicable).

Contract Year	Percentage of Amount Withdrawn
1	9%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
Thereafter	0%

(1)

Any premium taxes relating to the Contract may be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range between 0% and 3.5%.

10

Periodic Fees and Expenses

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

Annual Contract Fee(1)	$25
Separate Account Annual Expenses (as a percentage of average Variable Cash Value)
Mortality and Expense Risk Fees	1.25%
Total Separate Account Annual Expenses	1.25%

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2014. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Total Annual Underlying Fund Operating Expenses(2)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	2.02%

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Ibbotson Asset Allocation Funds, Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Ibbotson Asset Allocation Fund, Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, or the Wilshire VIT Global Allocation Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by an Ibbotson Asset Allocation Fund, Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, or the Wilshire VIT Global Allocation Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson Asset Allocation Funds, Lifecycle/ Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, or the Wilshire VIT Global Allocation Fund for a presentation of the applicable Acquired Fund fees and expenses.

Example

This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.

The Example assumes that You invest $10,000 in the Separate Account of the Contract for the time periods indicated. The Example also assumes any applicable Withdrawal Charge, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2014, without reflecting the impact of any Underlying Fund fee or expense waivers. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,264	$1,799	$2,342	$3,734

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$352	$1,069	$1,806	$3,734

(1)

The annual contract fee is waived if the Contract value equals or exceeds $10,000. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual contract fee per year for those multiple Contract numbers.

(2)

The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those incurred for the year ended December 31, 2014. Current or future expenses may be greater or less than those shown. These numbers do not reflect any Underlying Fund fee or expense waivers. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions — Market Timing” for a discussion of these fees.

11

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix A — Condensed Financial Information.”

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.

The Fixed Account

The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract.

The fixed account has not been registered with the U.S. Securities and Exchange Commission, and the staff of the U.S. Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the fixed account.

The Separate Account

On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contract without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contract, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contract. HMLIC is solely responsible for its obligations under the Contract. While HMLIC is obligated to make payments under the Contract, the amounts of variable Annuity Payments are not guaranteed.

The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

12

The Underlying Funds

Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

The Underlying Funds are listed below along with their primary investment objectives and adviser for each Underlying Fund. There is no assurance that any of the Funds will achieve its objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (877) 832-3785. You may also access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Financial Services” tab, then “Annuities” and then “Prospectuses Online.”

Name	Objective	Investment Type	Adviser
Fidelity VIP Freedom 2015 SC2	High Total Return	Lifecycle/Target Date	The Fidelity Freedom Funds are advised by Fidelity Management and Research.

Fidelity VIP Freedom 2025 SC2	High Total Return	Lifecycle/Target Date	The Fidelity Freedom Funds are advised by Fidelity Management and Research.

Fidelity VIP Freedom 2035 SC2	High Total Return	Lifecycle/Target Date	The Fidelity Freedom Funds are advised by Fidelity Management and Research.

Fidelity VIP Freedom 2045 SC2	High Total Return	Lifecycle/Target Date	The Fidelity Freedom Funds are advised by Fidelity Management and Research.

Wilshire Variable Insurance Trust 2015 ETF Fund(4)(10)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2025 ETF Fund(4)(10)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2035 ETF Fund(4)(10)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP FundsManager 20% SC2	High Current Income	Asset Allocation	The Fidelity VIP FundsManager 20% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP FundsManager 50% SC2	High total return	Asset Allocation	The Fidelity VIP FundsManager 50% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP FundsManager 60% SC2	High total return	Asset Allocation	The Fidelity VIP FundsManager 60% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP FundsManager 70% SC2	High total return	Asset Allocation	The Fidelity VIP FundsManager 70% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP FundsManager 85% SC2	High total return	Asset Allocation	The Fidelity VIP FundsManager 85% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Ibbotson Conservative ETF Asset Allocation(4)(10)	Current income/ Preservation of capital	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

13

Name	Objective	Investment Type	Adviser
Ibbotson Income & Growth ETF Asset Allocation(4)(10)	Current income/ Capital Appreciation	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Balanced ETF Asset Allocation(4)(10)	Capital Appreciation/ Some current income	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Growth ETF Asset Allocation(4)(10)	Capital Appreciation	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Aggressive Growth ETF Asset Allocation(4)(10)	Capital Appreciation	Asset Allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

American Funds IS Blue Chip Income and Growth Fund	Current Income and Long-term Capital Appreciation	Large value	The American Funds IS Blue Chip Income and Growth Fund is advised by Capital Research and Management CompanySM.

Davis Value Portfolio(10)	Long-term capital appreciation	Large value	The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

T. Rowe Price Equity Income Portfolio VIP II(10)	Long-term Capital appreciation	Large value	The T. Rowe Price Equity Income Portfolio VIP II is advised by T. Rowe Price Associates, Inc.

Wilshire Large Company Value Portfolio (Investment Class)(3)(10)	Long-term capital growth	Large value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Growth & Income Portfolio SC 2(10)	Current income/ Capital growth	Large core	The Fidelity VIP Growth and Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Index 500 Portfolio SC 2	Long-term capital growth	Large core	The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geode, a subadvisor to the fund.

JPMorgan Insurance Trust U.S. Equity Portfolio(9)	High total return	Large core	The JPMorgan Insurance U.S. Equity Portfolio is a series of the JPMorgan Insurance Trust and is advised by J.P. Morgan Investment Management Inc.

Wilshire 5000 Index Fund (Investment Class)(3)(10)	Capital growth	Large core	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

AB VPS Large Cap Growth Portfolio(6)	Long-term capital growth	Large growth	The AB Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein L.P.

American Funds IS Growth Fund	Long-term capital growth	Large growth	The American Funds IS Growth Fund is advised by Capital Research and Management CompanySM.

14

Name	Objective	Investment Type	Adviser
Delaware VIP US Growth Series — Service Class(10)	Long-term capital appreciation	Large growth	The Delaware VIP US Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP Growth Portfolio SC 2(10)	Capital growth	Large growth	The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire Large Company Growth Portfolio(3)(10)	Long-term capital growth	Large growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

AB VPS Small/Mid Cap Value Portfolio(6)	Long-term capital growth	Medium value	The AB Variable Products Series Small/Mid Cap Value Portfolio is advised AllianceBernstein L.P.

American Century VP Mid Cap Value(10)	Long-term capital growth, income	Medium value	The American Century VP Mid Cap Value is advised by American Century Investment Management, Inc.

Ariel Fund®(3)(6)	Long-term capital appreciation	Medium value	The Ariel Fund is advised by Ariel Investments, LLC.

Ariel Appreciation Fund®(3)(5)	Long-term capital appreciation	Medium value	The Ariel Appreciation Fund is advised by Ariel Investments, LLC.

Goldman Sachs VIT Mid Cap Value Fund(10)	Long-term capital appreciation	Medium value	The Goldman Sachs VIT Mid Cap Value Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P. (“GSAM”).

MFS Mid Cap Value Portfolio	Long-term capital appreciation	Medium value	The MFS Mid Cap Value Portfolio is advised by MFS.

Wells Fargo Advantage VT Opportunity FundSM(1)	Long-term capital appreciation	Medium core	The Wells Fargo Advantage Opportunity Fund is subadvised by Wells Capital Management.

Dreyfus Investment Portfolios: MidCap Stock Portfolio — Service Shares(2)	Long-term capital growth	Medium core	Dreyfus Investment Portfolios: MidCap Stock Portfolio is advised by The Dreyfus Corporation.

Fidelity VIP Mid Cap Portfolio SC 2(10)	Long-term capital growth	Medium core	The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Rainier Small/Mid Cap Equity Fund(3)(10)	Long-term capital growth	Medium core	The Rainier Small/Mid Cap Equity Fund is advised by Rainier Investment Management, LLC.

Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium core	The Calvert VP S&P MidCap 400 Index is advised by Calvert Investment Management Company, Inc. and is subadvised by Ameritas Investment Partners, Inc.

Delaware VIP Smid Cap Growth Series — Service Shares(10)	Long-term capital appreciation	Medium growth	The Delaware VIP Smid Cap Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

15

Name	Objective	Investment Type	Adviser
Lord Abbett Series Fund Growth Opportunities Portfolio(2)	Capital appreciation	Medium growth	The Lord Abbett Series Fund — Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

Putnam VT Multi-Cap Growth Fund (IB Shares)(6)	Long-term capital appreciation	Medium growth	Putnam VT Multi-Cap Growth Fund is a series of the Putnam Variable Trust and is advised by Putnam Investment Management LLC.

Wells Fargo Advantage VT Discovery FundSM	Long-term capital appreciation	Medium growth	The Wells Fargo Advantage Discovery Fund is subadvised by Wells Capital Management.

JPMorgan Small Cap Value(3)	Long-term capital growth	Small value	The JPMorgan Small Cap Value is advised by J. P. Morgan Investment Management Inc.

Royce Capital Fund Small-Cap Portfolio(10)	Long-term capital growth	Small value	The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associates, LLC.

T. Rowe Price Small-Cap Value Fund — Advisor Class(1)	Long-term capital growth	Small value	The T. Rowe Price Small Cap Stock Fund is advised by T. Rowe Price Associates, Inc.

Wilshire Small Company Value Portfolio (Investment Class)(3)(10)	Long-term capital growth	Small value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	Long-term capital growth	Small core	Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio is advised by The Dreyfus Corporation.

Goldman Sachs VIT Structured Small Cap Equity Insights Fund(5)	Long-term capital growth	Small core	The Goldman Sachs VIT Structured Small Cap Equity Insights Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P.

Lazard Retirement US Small-Mid Cap Eq Service(10)	Long-term capital appreciation	Small core	The Lazard Retirement US Small-Mid Cap Eq is advised by Lazard Asset Management LLC.

Neuberger Berman Genesis Fund — Advisor Class(3)(10)	Capital growth	Small core	Neuberger Berman Genesis Fund — Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman LLC.

T. Rowe Price Small-Cap Stock Fund — Advisor Class(1)	Long-term capital growth	Small core	The T. Rowe Price Small Cap Stock Fund is advised by T. Rowe Price Associates, Inc.

AB VPS Small Cap Growth Portfolio(7)	Long-term capital growth	Small growth	The AB VPS Small Cap Growth Portfolio is advised by AllianceBernstein L.P.

Lord Abbett Series Developing Growth Portfolio	Long-term capital growth	Small growth	The Lord Abbett Series — Developing Growth Portfolio is advised by Lord Abbett & Co. LLC

Wilshire Small Company Growth Portfolio (Investment Class)(2)(3)	Long-term capital appreciation	Small growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

American Funds IS New World Fund	Long-term capital appreciation	Emerging Markets	The American Funds IS New World Fund is advised by Capital Research and ManagementSM.

Fidelity VIP Emerging Markets SC 2(8)	Capital appreciation	Emerging Markets	The Fidelity VIP Emerging Markets Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

16

Name	Objective	Investment Type	Adviser
Fidelity VIP Overseas Portfolio SC 2	Long-term capital growth	Developed Markets	The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Delaware VIP REIT Series (Service Class)(10)	Long-term total return/capital appreciation	Real estate	The Delaware VIP REIT Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP Real Estate SC2	Above average income and long term capital growth	Real estate	The Fidelity VIP Real Estate Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP High Income Portfolio SC 2(10)	High current income/Capital growth	High Yield Bond	The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Franklin High Income VIP Fund	High current income/Capital growth	High Yield Bond	The Franklin High Income VIP Fund is advised by Franklin Advisers, Inc.

Fidelity VIP Investment Grade Bond Portfolio SC 2	High current income/ preservation of Current income	Corporate Bond	The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Templeton Global Bond VIP Fund — Class 4	Capital	Global Bond	The Templeton Global Bond VIP Fund is advised by Franklin Advisers, Inc.

American Funds IS Managed Risk Asset Allocation Fund(4)	High total return; Long-term capital appreciation Preservation of Capital while seeking to manage volatility ad provide downside protection.	Balanced	The American Funds IS Managed Risk Asset Allocation Fund Asset is advised by Capital Research and Management CompanySM. Milliman Financial Risk Management LLC is the subadvisor with respect to the management of the fund’s managed risk strategies.

Wilshire VIT Global Allocation Fund	Long-term total rate of return; capital appreciation	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

T. Rowe Price Prime Reserve Portfolio	Current income/ Preservation of capital	Money Market	The T. Rowe Price Prime Reserve Portfolio is advised by T. Rowe Price Associates, Inc.

(1)

The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

17

(2)

On and after May 1, 2006, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio Wilshire

Small Company Growth Portfolio (Investment Class)

(3)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(4)

Each of these Underlying Funds is considered a “fund of funds.” This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.

(5)

On and after May 1, 2008, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

(6)

On and after May 1, 2012, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(7)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

(8)

On and after May 1, 2014, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount.

Fidelity VIP Emerging Markets SC2

(9)	On and after May 1, 2014, Contract Owners may once again begin or increase premium payment allocations and make new transfers to the following Subaccount.

JPMorgan Insurance Trust U.S. Equity Portfolio

(10)

On and after May 1, 2015, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC2

Wilshire 5000 Index Fund (Investment Class)

Delaware VIP US Growth Series — Service Class

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Fidelity VIP Growth Portfolio SC 2

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or Qualified Retirement Plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

18

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Limit on Number of Subaccounts Selected — HMLIC reserves the right to limit the number of Subaccounts selected at one time during the accumulation phase or the annuitization phase of Your Contract.

Selection of Underlying Funds — We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of account value if We determine, in consultation with the sponsor of any employer plan under which Qualified Contracts are issued (if applicable) that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable account value resulting from the performance of the Underlying Funds You have chosen.

Separate Account Pricing Agreement — Effective April 15, 2005, HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.

Payments We Receive — As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.

In addition, We receive payments from Wilshire Associates Incorporated as a result of Our involvement in developing and launching the Wilshire Variable insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Premium or account value to one or more Lifecycle Funds.

Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds — We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission (“SEC”) and any state governmental agency, to the extent required by the Investment Company Act of 1940 (“1940 Act”) or other applicable law.

We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

19

Voting Rights — We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

The Contract

Contract Owners’ Rights

A Contract may be issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-Qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”

For Qualified Contracts, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the Contract numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive a written request therefor at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the Valuation Date We receive it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-Qualified Contract may be assigned by giving Us written notice. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.

This prospectus describes only the variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.

Purchasing the Contract

The Contract, which is not being sold to new Contract Owners, was offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contract may have been offered and sold through independent agents and other broker-dealers. HMLIC entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.

To purchase the Contract offered by this prospectus, an applicant must have completed an application bearing all requested signatures and a suitability form. For 457(b) and 401 Contracts the employer purchased the Contract on behalf of the employee but the employee was still required to complete an application and suitability form.

20

Applications must have been sent to HMLIC’s Home Office. If the appropriate broker-dealer approved the suitability of the sale, the application was complete, and the initial premium payment was received at Our Home Office, We issued a Contract within 2 business days of receipt and credited the initial premium payment to the Contract. We deemed receipt to occur on a Valuation Date if We received a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deemed receipt to occur on the following Valuation Date. If an incomplete application was received, HMLIC promptly requested additional information needed to process the application. Any initial premium payment received by HMLIC was held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information was not received within these five business days HMLIC returned any initial premium payment received by HMLIC, unless otherwise directed by the applicant.

Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.

Canceling the Contract

You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of (1) the premium payments made for this Contract, less any withdrawals and any outstanding loan balance or (2) the Total Accumulation Value within 7 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.

Premium Payments

Amount and Frequency of Premium Payments — Net Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. The minimum premium payment for Your Contract is $300 annually. The minimum premium increase is $120 annually. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.

The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences —Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”

Allocation of Net Premium Payments — All or part of the Net Premium payments made may be allocated to one or more Subaccounts. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request by HMLIC’s Home Office unless a future date is requested. The minimum amount that may be allocated to any one Subaccount is 5%.

Accumulation Units and Accumulation Unit Value — Net Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.

Accumulation Units are valued on each Valuation Date. If We receive Your Net Premium payment before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Premium payment at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk fee We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

Good Form — The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the

21

specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.

Transfers — Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts as follows:

•	No more than 25% of the fixed account can be transferred to the Subaccounts during a 365 day period.
•

Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.

A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.

Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at HMLIC’s Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after June 1, 2004, no new transfers have been allowed to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

On and after May 1, 2006, no new transfers have been allowed to the following Subaccounts:

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new transfers have been allowed to the following Subaccounts:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

22

On and after May 1, 2012, no new transfers have been allowed to the following Subaccounts:

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, no new transfers have been allowed to the following Subaccount:

AB VPS Small Cap Growth Portfolio

On and after May 1, 2014, no new transfers have been allowed to the following Subaccount:

Fidelity VIP Emerging Markets SC2

On and after May 1, 2014, Contract Owners may once again make new transfers to the following Subaccount:

JPMorgan Insurance Trust U.S. Equity Portfolio

On and after May 1, 2015, no new transfers are allowed to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC2

Wilshire 5000 Index Fund (Investment Class)

Delaware VIP US Growth Series — Service Class

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Fidelity VIP Growth Portfolio SC 2

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar mounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of Subaccounts and which Subaccounts are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available prior to the Annuity Date.

23

The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either in writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.

Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or Our website.

On and after June 1, 2004, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

On and after May 1, 2006, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

On and after May 1, 2012, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, no new dollar cost averaging programs have been allowed to start to the following Subaccount, and allocations to the following Subaccount cannot increase under any existing dollar cost averaging programs:

AB VPS Small Cap Growth Portfolio

On and after May 1, 2014, no new dollar cost averaging programs have been allowed to start to the following Subaccount, and allocations to the following Subaccount cannot increase under any existing dollar cost averaging programs:

Fidelity VIP Emerging Markets SC2

On and after May 1, 2014, Contract Owners may once again start new dollar cost averaging programs to the following Subaccount and increase allocations to the following Subaccount under any existing dollar cost averaging programs:

JPMorgan Insurance Trust U.S. Equity Portfolio

On and after May 1, 2015, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

24

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC2

Wilshire 5000 Index Fund (Investment Class)

Delaware VIP US Growth Series — Service Class

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Fidelity VIP Growth Portfolio SC 2

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

Rebalancing — Rebalancing is the periodic adjusting of investment option balances to maintain a pre-established asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. The minimum percentage that may be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of Subaccounts and which Subaccounts are available for the rebalancing program. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.

Rebalancing will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either in writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.

All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone or Our website.

On and after June 1, 2004, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

25

On and after May 1, 2006, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

On and after May 1, 2012, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, no new rebalancing programs have been allowed to start to the following Subaccount, and allocations to the following Subaccount cannot increase under existing rebalancing programs:

AB VPS Small Cap Growth Portfolio

On and after May 1, 2014, no new rebalancing programs have been allowed to start to the following Subaccount, and allocations to the following Subaccount cannot increase under existing rebalancing programs:

Fidelity VIP Emerging Markets SC2

On and after May 1, 2014, Contract Owners may once again start new rebalancing programs to the following Subaccount and increase allocations to the following Subaccount under existing rebalancing programs:

JPMorgan Insurance Trust U.S. Equity Portfolio

On and after May 1, 2015, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC2

Wilshire 5000 Index Fund (Investment Class)

Delaware VIP US Growth Series — Service Class

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

26

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Fidelity VIP Growth Portfolio SC 2

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

Changes to Premium Allocations — A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. HMLIC reserves the right to restrict the minimum premium amount allocated to any Subaccount in any given Contract Year to $100. Changes in allocation instructions are effective on the first Valuation Date following receipt of the request in good form by HMLIC’s Home Office. See “Other Information — Forms Availability.”

On and after June 1, 2004, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity FundSM

On and after May 1, 2006, Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

On and after May 1, 2012, Contract Owners have not been allowed to begin or increase allocations to the following Subaccounts:

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, Contract Owners have not been allowed to begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

On and after May 1, 2014, Contract Owners have not been allowed to begin or increase allocations to the following Subaccount:

Fidelity VIP Emerging Markets SC2

On and after May 1, 2014, Contract Owners may once again begin or increase allocations to the following Subaccount:

JPMorgan Insurance Trust U.S. Equity Portfolio

On and after May 1, 2015, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

27

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC2

Wilshire 5000 Index Fund (Investment Class)

Delaware VIP US Growth Series — Service Class

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Fidelity VIP Growth Portfolio SC 2

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

Market Timing — The Contracts and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.

If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the

28

right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Values may not be withdrawn from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. See “Tax Consequences.” However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum.

The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include a penalty tax resulting from premature distribution. See “Tax Consequences.”

A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, or by calling 800-999-1030 or may download the form on Our secure website. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/ surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832- 3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $250,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any proceeds of the withdrawal/surrender are not being sent to the Contract Owner. See “Tax Consequences” and “Other Information — Forms Availability.”

Partial withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at HMLIC’s Home Office, or on the Valuation Date of such receipt of a request in good form at HMLIC’s Home Office.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release your distribution until the full 15 days following the address change has passed.

Surrenders and partial withdrawals from any Subaccount are subject to the Withdrawal Charges shown in the “Deductions and Expenses — Withdrawal Charges” section.

Withdrawal Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is made.

The applicable Withdrawal Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Withdrawal Charge will result in a surrender charge of $3,000 x 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Withdrawal Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Withdrawal Charge to $3,125 X 4% = $125 with the balance of $3,000 paid to You.

29

The Withdrawal Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Withdrawal Charge may not exceed 9% of $10,000 ($900).

If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.

If You request a partial withdrawal for hardship purposes from Your 403(b) Contract or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to this and all plans of Your employer for six months (or such additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.

Systematic Withdrawals — You may select systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. HMLIC may restrict some investment options from being available for this program. Any applicable Withdrawal Charges will apply. Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:

•	Required minimum distribution — Allows You to receive Your Required Minimum Distribution periodically throughout the calendar year.
•

Free out only — Allows You to receive Your Contract free out amount in periodic payments through the year. Your Contract free out is the amount You are allowed to withdraw each year without incurring any Contract penalties.

•	Interest only — Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year.
•	Fixed amount — Allows You to receive a specified amount in periodic payments.
•	Percent of account value — Allows You to withdraw a percentage of Your account value in periodic payments.
•	Substantially equal periodic payments — Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty prior to age 59 1/2.

A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing Our secure website at horacemann.com and looking in the “My Account” section.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a request in good form is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account. In addition, if pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any transfer, surrender, partial withdrawal, loan (if applicable) or Annuitized Value from the Portfolio until the Portfolio is liquidated.

We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

30

If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.

Confirmations — HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free).

Deductions and Expenses

We make certain charges and deductions under the Contract. These charges and deductions compensate Us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.

Services and benefits We provide:

•	the death benefit, and cash benefits under the Contracts
•	investment options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options

Costs and expenses We incur:

•	costs associated with processing applications and with issuing and administering the Contracts
•	overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts
•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees
•	costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)

Risks We assume:

•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct

Annual Maintenance Fee — An annual maintenance fee of no more than $25 is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed. The annual maintenance fee is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers.

We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option.

The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract.

Mortality and Expense Risk Fee (“M&E Fee”) — For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the daily net assets of

31

the Separate Account (0.45% for mortality risk, and 0.80% for expense risk); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee is computed on a daily basis.

If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.

Withdrawal Charges — If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Withdrawal Charges for Your Contract are:

During Contract Year	Percentage of Amount Withdrawn
1	9%
2	8%
3	7%
4	6%
5	5%
6	4%
7	3%
8	2%
9	1%
Thereafter	0%

For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.” HMLIC reserves the right to waive either a portion or the whole Withdrawal Charge in some situations. In some situations, You may make a withdrawal with no Withdrawal Charge. Please see Your Contract for further details.

Operating Expenses of the Underlying Funds — There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund’s prospectus.

Premium Taxes — Certain state and local governments levy a premium tax, currently between 0% and 3.5%. Any premium taxes relating to the Contract may be deducted from the premium payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.

Death Benefit Proceeds

If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit ends at the Annuity Date. When multiple Contract numbers, with the same first nine digits in the numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement, and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. Where there are multiple beneficiaries, only one certified death certificate will be required.

If, pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any death benefit from the Portfolio until the Portfolio is liquidated.

If there have been no previous withdrawals or loans the death benefit is the greater of:

1.	the Total Accumulation Value; or

2.	the Net Premium paid to HMLIC.

32

If withdrawals or loans have been taken the death benefit is the greater of:

1.	the Total Accumulation Value remaining after the withdrawal(s) and/or loan(s); or

2.	the Net Premium paid to HMLIC, less the Net Premium attributable to both withdrawals and any outstanding loan balance.

For example, if a Contract Owner’s Total Accumulation Value is $8,000 and the Net Premium paid to date equals $10,000 and the Contract Owner withdraws $4,000 (50% of the Total Accumulation Value), then the death benefit would be the greater of the remaining Total Accumulation Value ($4,000) or 50% of the Net Premium ($5,000).

All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract — Annuity Payments — Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or contract proceeds if the beneficiary or owner of the property presents a claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.

Annuity Payments

The Contract provides for Fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a request in good form must be received by HMLIC’s Home Office. The request will be processed so that the Annuity Payments begin as of the date requested except the 29th, 30th and 31st of the month. If a Fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request in good form is received in HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in good form in HMLIC’s Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. See “Other Information — Forms Availability” and “Tax Consequences.”

The Contract Owner may elect to have a portion of the account value applied to purchase Annuity Payments, leaving the remainder of the account value in the Contract. The portion applied to purchase Annuity Payments may be subject to taxes and an additional 10% penalty tax. See “Tax Consequences — Partial Annuitization” below. The portion of the account value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to Withdrawal Charges.

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Annuitized Value to be applied under any one Fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum.

Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.

33

•

If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.

•

The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.

The death benefit ends upon full annuitization of the Contract.

Annuity Payment Options

The following Annuity Payment options are available on a Variable basis unless otherwise stated.

Life Annuity with or without Period Certain — This option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (10, 15 or 20 years), Annuity Payments are guaranteed until the end of the period selected.

Under the Life without Period Certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

If HMLIC does not receive written election of an annuity option from the Contract Owner at least 30 days prior to the Annuity Date, the annuity option will be Life Annuity with Payments Guaranteed for 10 years.

With the Life Annuity without Period Certain option on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a life annuity with a 10, 15 or 20 year period certain option on a fixed payment basis, You may elect an Increase option.

Joint and Survivor Life Annuity — This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66 2/3%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option.

Income for Specified Period — This option provides Annuity Payments for a specified period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Contract Owner, as defined by the IRC. This option is available on a fixed payment basis only.

You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.

If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Withdrawal Charges may apply. To determine the Withdrawal Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.

Other Income Options — If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

a.	receive the proceeds in a lump sum less any applicable Withdrawal Charges, or

b.	leave the Contract with HMLIC and receive the value under any required minimum distribution requirements of IRC Section 401(a) (9), see “Taxation of Qualified Contracts — Required Minimum Distributions,” or

c.	elect any other option that HMLIC makes available.

34

Amount of Fixed and Variable Annuity Payments

In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

Annuitized Value may be more or less than the amount of Net Premium payments allocated to Your Contract.

Fixed Annuity Payments — The amount of each payment under a Fixed Annuity Payment option is determined as described in the Contract. Except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option, these guaranteed payments will not change. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — If You choose to receive Variable Annuity Payments, the dollar amount of Your payments will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable Annuity Payment varies with the form of Annuity Payment option payment selected and adjusted age of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Annuity Units for each subsequent monthly Annuity Payment. The number of Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. In those cases, the number of Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Annuity Units by the applicable Annuity Unit Value at the date of payment.

Assumed Interest Rate — The assumed interest rate for this Contract is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

Annuity Unit Value — The Annuity Unit Value for each Subaccount was initially established at $10.00.

•

The current Annuity Unit Value is equal to the prior Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

•

If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

Not all Subaccounts may be available for Annuity Payments.

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest of 2% per year. Any underpayments including 2% interest will be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

Modification of the Contract

The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund

35

shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.

In addition, a Contract Owner or a prospective Contract Owner considering purchase of an annuity contract for a Qualified Retirement Plan should understand that purchasing the Contract as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.

Tax Treatment of the Company and Status of the Contracts

Separate Account — The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.

Diversification Requirements — The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.

Contract Owner Control — In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some features of Our Contracts, such as the flexibility of a contract owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Required Distributions upon Death of the Contract Owner — To be treated as an annuity contract for federal income tax purposes, IRC Section 72(s) requires any Non-Qualified Contract to contain certain provisions specifying how interest in the Contract will be distributed in the event of the death of the Contract Owner. Specifically, IRC Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a Contract Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

Our Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Contracts sold or issued as Qualified Contracts and are discussed further below.

36

Foreign Tax Credits — We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.

General Federal Income Tax Provisions

Deductibility of Premium Payments — Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances premium payments made to Qualified Contracts may be excludible or deductible from current taxable income.

Pre-Distribution Taxation of Contracts — Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.

Premature Distribution Tax — In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to 10% (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the Contract Owner reaches age 59 1/2
•	made on or after the death of a Contract Owner;
•	attributable to the Contract Owner becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.

Annuity Payments — Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current income tax depends upon the type of Contract and Your particular circumstances.

Death Benefits — Amounts may be distributed from a Contract because of the death of the Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Contract, investment earnings are generally not deferred until distributed but subject to tax each year. There are exceptions to this rule, and if You are considering purchasing a Contract on behalf of a corporation, trust, or other entity that is not a natural person, You should discuss the tax consequences with a competent tax advisor.

Contract Transactions — A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.

Withholding — Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.

For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

Same-Sex Marriage — Current federal tax law recognizes individuals of the same sex as lawfully married if such marriage was validly entered into in a state whose laws authorize the marriage of two individuals of the same sex. Federal tax law does not recognize domestic partnerships, civil unions or other similar formalized relationships at this time. The right of a spouse to

37

continue a Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. Consequently, a prospective or current Contract Owner who has entered into or is contemplating a domestic partnership or civil union should be aware that the rights of a spouse under the spousal continuation provisions of a Contract may not be available to such partner.

Taxation of Non-Qualified Contracts

Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The taxable amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the contract is generally the total of all premium payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.

Withdrawals — If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.

In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.

Annuity Payments — For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.

Partial Annuitization — If a portion of the account value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Annuity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. The partial annuitization will be subject to income tax as discussed in the previous paragraph.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Non-Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income.

Certain payments may be exempt from the penalty tax, such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) under an immediate annuity contract, and 4) that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.

Required Minimum Distributions Upon Death of the Contract Owner — The beneficiary of a Non-Qualified Contract is generally required to take certain required minimum distributions upon the death of the Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary to receive the death benefit under the Contract.

Required Minimum Distribution Excise Tax — If the amount distributed from a Non-Qualified Contract is less than the required minimum distribution for the year, the beneficiary is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

38

Multiple Contracts — All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) after October 21, 1988 to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.

Exchanges — Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.

Net Investment Income Tax — A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment includes interest, dividend, and annuity income. However, distributions from Qualified Contracts are excluded from unearned investment income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married filing jointly and $125,000 for married taxpayers filing separately.

Taxation of Qualified Contracts

Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b) and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.

Contributions — Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by Your employer. The exceptions to this are contributions to Roth IRA’s, the amount of salary reductions designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to income tax in the year they were made. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.

Section 403(b), 457(b) and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.

Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.

A 403(b), 457(b) or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts that are eligible for distribution to be converted to Designated Roth accounts. In addition, plans may also allow conversion of amounts that are not eligible for distribution. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax.

Withdrawals — If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the contract”. The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.

For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), 457(b) or 401(k) Contract, if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b) or 401(k) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59 1/2, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and after the Contract Owner attains age 59 1/2, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.

39

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b) and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), the terms of the loan require substantially level payments over the term of the loan, the loan amount does not exceed $50,000 or 50% of the value of the Contract if less, and the terms of the loan are evidenced by a legally enforceable agreement. The IRC does not permit loans from IRAs, Roth IRAs, SIMPLEs or SEPs.

Annuity Payments — Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to current income tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to current income tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).

Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract will not be subject to income tax if they are qualified distributions as defined above.

Rollovers — A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401 Contracts only amounts eligible for distribution can be rolled over.

Beginning in 2015 only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth SEP and SIMPLE. Trustee-to-trustee or issuer-to-issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.

Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan or a Section 401(k) plan, or to a Roth IRA.

Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.

Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457 (b) plan (provided it agrees to separate accounting), or a Section 401 plan.

Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan.

Amounts under a Roth IRA can be rolled over to another Roth IRA.

Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.

Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.

Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.

Transfers and Exchanges — For Qualified Contracts with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.

40

For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with a Your tax advisor for additional guidance on transfers and exchanges.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it will apply if converted amounts are distributed during the five-year period beginning with the year of conversion.

Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made: 1) after 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions, and/or deferrals, and 8) in limited circumstances, to a reservist called to active duty after September 11, 2001. If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and qualified domestic relations order do not apply and there are additional exceptions, which include a payment made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses, and 3) for a qualified first-time home purchase.

Required Minimum Distributions — The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life, and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.

The Contract Owner must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 403(b) plans, Section 457(b) plans, and 401 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules:

1.	If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as under the method of distribution in effect as of the Contract Owner’s date of death.

2.

If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an “inherited IRA”.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans

All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed

41

here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401, may impose restrictions on distributions other than those provided by the IRC.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $18,000 for 2015 or 100% of income. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,000 for 2015, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. Employer contributions are allowed with additional limitations. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) Contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed. Distributions from Section 403(b) annuities generally cannot be made until the Contract Owner attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 408 Traditional IRA — Annual contributions (other than rollover contributions) to a traditional IRA are limited to $5,500 for 2015 for both an individual and the spouse. Additional catch-up contributions, up to $1,000 for 2015, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan and marital status. For 2015, if the Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan, the deduction phases out when adjusted gross income (“AGI”) is between $61,000 and 71,000 for single filers and between $98,000 and $118,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between $183,000 and $193,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to required minimum distribution rules.

Roth IRA — Annual contributions to a Roth IRA are limited to $5,500 for 2015 for both the individual and the spouse. An additional catch-up contribution, up to $1,000 for 2015, is allowed if the individual is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner’s income and marital status. The annual contribution maximum is phased out when AGI is between $116,000 and $131,000 for single taxpayers and those taxpayers filing Head of Household, between $183,000 and $193,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.

Savings Incentive Match Plan for Employees (SIMPLE IRA) — If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $12,500 for 2015 and is indexed for inflation in future years. As with traditional IRAs, additional contributions are allowed for individuals age 50 and older, $3,000 for 2015. Employer contributions are also required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as for traditional IRAs.

Simplified Employee Pension (SEP) — If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those

42

described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $18,000 for 2015. The additional catch-up amount, up to $6,000 for 2015, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $18,000 for 2015 or 100% of includable compensation. Additional catch-up amounts, up to $6,000 for 2015, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed. Distributions are not generally allowed until the Contract Owner reaches age 70 ½ except for severance from employment, an unforeseeable emergency, or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $18,000 for 2015 or 100% of includable compensation. Additional catch-up amounts, up to $6,000 for 2015 may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (Roth 401(k)). Roth 401(k) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 401(k) contributions are includable in income in the year contributed. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan or with a tax advisor for additional information. Section 401 annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 401 annuities are subject to the required minimum distribution rules.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.

Gift and Generation-skipping Transfer Tax

The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.

43

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — The Contracts were offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may have been offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives We pay, however, through the fees and charges collected under the Contract and other corporate revenue.

Association Relationships — HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;

•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;

•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and

•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contract.

Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract.

This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits. For a complete statement of the terms thereof, reference is made to these instruments as filed.

44

Communications to Contract Owners — To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.

HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.

Contract Owner Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.

Forms Availability — Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.

Investor Information from FINRA — Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

45

Table of Contents for the Statement of Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

Topic	Page
General Information and History	1
Underwriter	2
Independent Registered Public Accounting Firm	2
Financial Statements	2

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (877) 832-3785 or telephone (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company

P.O. BOX 4657

Springfield, Illinois 62708-4657

Please provide free of charge the following information:

             Statement of Additional Information dated May 1, 2015 for the Separate Account

Please mail the above document to:

(Name)

(Address)

(City/State/Zip)

46

Appendix A: Condensed Financial Information

The following schedule includes Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information.

The Separate Account was established in 1965 — The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Global Allocation Fund, commenced operations on January 1, 1983. The Wilshire 5000 Index Fund and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund® and the Ariel Appreciation Fund® were added to the Separate Account on May 1, 2001. The Delaware VIP Smid Cap Growth Series — Service Class (formerly VIP Growth Opportunities Series), Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Insights Fund and Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AB Variable Products Series Small/Mid Cap Value Portfolio, AB Variable Products Series Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2015 ETF Fund, Wilshire Variable Insurance Trust 2025 ETF Fund, and Wilshire Variable Insurance Trust 2035 ETF Fund, were added to the Separate Account on May 1, 2006. The Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio was added on May 1, 2008 and the Delaware VIP REIT Series was added on June 2, 2008. The Goldman Sachs VIT Mid Cap Value Fund, Calvert VP S&P MidCap 400 Index, Lazard Retirement US Small-Mid Cap Eq Service, Fidelity VIP Emerging Markets SC2 and Templeton Global Bond VIP Fund were added to the Separate Account on May 1, 2010. The Ibbotson Conservative ETF Asset Allocation Portfolio (Class II), lbbotson Income and Growth ETF Asset Allocation Portfolio (Class II), Ibbotson Balanced ETF Asset Allocation Portfolio (Class II), lbbotson Growth ETF Asset Allocation Portfolio (Class II), and lbbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II) were added to the Separate Account on October 1, 2011. The Delaware VIP US Growth Series — Service Class and American Century VP Mid Cap Value Portfolio Class 1 were added to the Separate Account on May 1, 2012. The Lord Abbett Series Developing Growth Portfolio was added to the Separate Account on May 1, 2013. The American Funds IS New World Fund, American Funds IS Managed Risk Asset Allocation Fund, American Funds IS Growth Fund and American Funds IS Blue Chip Income and Growth Fund were added to the Separate Account on May 1, 2014. The Fidelity VIP Freedom 2015 SC2, Fidelity VIP Freedom 2025 SC2, Fidelity VIP Freedom 2035 SC2, Fidelity VIP Freedom 2045 SC2, Fidelity VIP FundsManager 20% SC2, Fidelity VIP FundsManager 50% SC2, Fidelity VIP FundsManager 60% SC2, Fidelity VIP FundsManager 70% SC2, Fidelity VIP FundsManager 85% SC2, Fidelity VIP Real Estate SC2, Franklin High Income VIP Fund, JPMorgan SmallCap Value and MFS Mid Cap Value Portfolio were added to the Separate Account on May 1, 2015 and therefore no information is shown for these funds in the following schedule. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000. On September 19, 2014, the Wilshire VIT Equity Fund, Wilshire VIT Income Fund, Wilshire VIT Small Cap Growth Fund, Wilshire VIT Socially Responsible Fund and the Wilshire VIT International Equity Fund merged with the Wilshire VIT Balanced Fund which was then renamed the Wilshire VIT Global Allocation Fund.

1.25 M&E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AB VPS Large Cap Growth Portfolio(5)	12/31/2014	$37.43	$42.09	975,870
	12/31/2013	27.66	37.43	1,031,597
	12/31/2012	23.99	27.66	1,087,812
	12/31/2011	25.23	23.99	1,126,480
	12/31/2010	23.25	25.23	1,147,929
	12/31/2009	17.15	23.25	1,133,399
	12/31/2008	28.85	17.15	1,094,183
	12/31/2007	25.71	28.85	1,050,301
	12/31/2006	26.20	25.71	1,022,282
	12/31/2005	23.10	26.20	886,468

47

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AB VPS Small/Mid Cap Value Portfolio(5)	12/31/2014	$31.04		$33.41	93,172
	12/31/2013	22.83		31.04	95,122
	12/31/2012	19.51		22.83	103,282
	12/31/2011	21.61		19.51	110,203
	12/31/2010	17.28		21.61	107,888
	12/31/2009	12.25		17.28	93,469
	12/31/2008	19.29		12.25	72,556
	12/31/2007	19.24		19.29	49,542
	12/31/2006	18.44	*	19.24	14,224

AB VPS Small Cap Growth Portfolio(6)	12/31/2014	$25.28		$24.44	112,830
	12/31/2013	17.60		25.28	117,026
	12/31/2012	15.53		17.60	127,567
	12/31/2011	15.09		15.53	114,096
	12/31/2010	11.18		15.09	95,184
	12/31/2009	8.00		11.18	79,161
	12/31/2008	14.89		8.00	53,591
	12/31/2007	13.26		14.89	25,958
	12/31/2006	14.00	*	13.26	5,079

American Century VP Mid Cap Value Portfolio(9)	12/31/2014	$18.91		$21.74	58,340
	12/31/2013	14.71		18.91	31,125
	12/31/2012	13.94	*	14.71	7,290

American Funds IS Blue Chip Income and Growth Fund	12/31/2014	$13.62	*	$14.98	84,547

American Funds IS Growth Fund	12/31/2014	$78.04	*	$84.04	16,334

American Funds IS Managed Risk Asset Allocation Fund	12/31/2014	$11.93	*	$12.18	94,681

American Funds IS New World Fund	12/31/2014	$24.81	*	$22.77	22,324

Ariel Fund®(5)	12/31/2014	$87.74		$96.15	466,018
	12/31/2013	61.38		87.74	496,133
	12/31/2012	51.64		61.38	532,054
	12/31/2011	58.97		51.64	563,345
	12/31/2010	47.37		58.97	588,373
	12/31/2009	29.32		47.37	605,115
	12/31/2008	57.34		29.32	586,887
	12/31/2007	59.06		57.34	575,988
	12/31/2006	54.19		59.06	564,283
	12/31/2005	54.37		54.19	533,763

48

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Ariel Appreciation Fund®(3)(4)	12/31/2014	$90.47		$96.64	616,455
	12/31/2013	62.63		90.47	657,410
	12/31/2012	53.12		62.63	712,679
	12/31/2011	58.04		53.12	776,971
	12/31/2010	49.10		58.04	830,359
	12/31/2009	30.48		49.10	891,767
	12/31/2008	52.05		30.48	926,357
	12/31/2007	53.45		52.05	946,862
	12/31/2006	48.77		53.45	939,718
	12/31/2005	47.99		48.77	894,108

Calvert VP S&P Mid Cap 400 Index	12/31/2014	$100.05		$107.70	38,809
	12/31/2013	76.45		100.05	29,534
	12/31/2012	66.15		76.45	13,690
	12/31/2011	68.65		66.15	7,629
	12/31/2010	63.50	*	68.65	1,871

Davis Value Portfolio(9)	12/31/2014	$17.36		$18.19	991,330
	12/31/2013	13.17		17.36	1,002,936
	12/31/2012	11.79		13.17	1,027,471
	12/31/2011	12.46		11.79	1,062,226
	12/31/2010	11.18		12.46	1,069,296
	12/31/2009	8.62		11.18	1,015,367
	12/31/2008	14.62		8.62	931,625
	12/31/2007	14.15		14.62	822,784
	12/31/2006	12.45		14.15	757,258
	12/31/2005	11.52		12.45	658,602

Delaware VIP REIT Series (Service Class)(9)	12/31/2014	$12.71		$16.21	642,803
	12/31/2013	12.62		12.71	549,580
	12/31/2012	10.96		12.62	436,198
	12/31/2011	10.03		10.96	341,863
	12/31/2010	8.01		10.03	266,814
	12/31/2009	6.58		8.01	167,303
	12/31/2008	10.86		6.58	49,878

Delaware VIP Smid Cap Growth Service Class(9)	12/31/2014	$36.87		$37.46	169,851
	12/31/2013	26.47		36.87	164,184
	12/31/2012	24.20		26.47	164,810
	12/31/2011	22.71		24.20	158,179
	12/31/2010	16.89		22.71	155,633
	12/31/2009	11.78		16.89	89,609
	12/31/2008	20.10		11.78	78,138
	12/31/2007	18.06		20.10	66,843
	12/31/2006	17.24		18.06	54,586
	12/31/2005	15.70		17.24	29,062

49

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Delaware VIP US Growth Series — Service Class(9)	12/31/2014	$13.22		$14.68	113,840
	12/31/2013	9.95		13.22	72,830
	12/31/2012	9.95	*	9.95	19,525

Dreyfus Investment Portfolios: MidCap Stock (Service Shares)(2)	12/31/2014	$31.44		$34.71	34,736
	12/31/2013	23.63		31.44	38,298
	12/31/2012	20.04		23.63	39,109
	12/31/2011	20.25		20.04	41,133
	12/31/2010	16.14		20.25	42,549
	12/31/2009	12.07		16.14	42,949
	12/31/2008	20.50		12.07	43,738
	12/31/2007	20.48		20.50	40,642
	12/31/2006	19.25		20.48	40,432
	12/31/2005	17.90		19.25	30,905

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)	12/31/2014	$24.95		$25.91	152,744
	12/31/2013	17.95		24.95	111,060
	12/31/2012	15.70		17.95	60,619
	12/31/2011	15.80		15.70	47,441
	12/31/2010	12.71		15.80	39,366
	12/31/2009	10.28		12.71	24,885
	12/31/2008	14.66		10.28	4,656

Fidelity VIP Emerging Markets(7)	12/31/2014	$8.96		$8.95	491,209
	12/31/2013	8.75		8.96	456,195
	12/31/2012	7.76		8.75	339,560
	12/31/2011	9.98		7.76	212,147
	12/31/2010	8.81	*	9.98	107,256

Fidelity VIP Growth Portfolio(9)	12/31/2014	$53.68		$58.86	1,272,440
	12/31/2013	39.96		53.68	1,296,520
	12/31/2012	35.36		39.96	1,327,272
	12/31/2011	35.80		35.36	1,368,571
	12/31/2010	29.25		35.80	1,395,043
	12/31/2009	23.12		29.25	1,384,167
	12/31/2008	44.41		23.12	1,276,568
	12/31/2007	35.50		44.41	1,148,690
	12/31/2006	33.72		35.50	1,080,962
	12/31/2005	32.37		33.72	1,031,956

50

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Growth & Income Portfolio(9)	12/31/2014	$23.39	$25.46	1,236,282
	12/31/2013	17.77	23.39	1,237,744
	12/31/2012	15.21	17.77	1,222,420
	12/31/2011	15.19	15.21	1,245,750
	12/31/2010	13.42	15.19	1,283,978
	12/31/2009	10.69	13.42	1,267,754
	12/31/2008	18.62	10.69	1,163,412
	12/31/2007	16.85	18.62	1,046,349
	12/31/2006	15.12	16.85	973,169
	12/31/2005	14.25	15.12	821,349

Fidelity VIP High Income Portfolio(9)	12/31/2014	$15.56	$15.51	843,300
	12/31/2013	14.90	15.56	785,836
	12/31/2012	13.24	14.90	750,930
	12/31/2011	12.92	13.24	701,410
	12/31/2010	11.50	12.92	638,833
	12/31/2009	8.11	11.50	588,524
	12/31/2008	10.96	8.11	571,931
	12/31/2007	10.82	10.96	565,701
	12/31/2006	9.87	10.82	422,299
	12/31/2005	9.77	9.87	321,144

Fidelity VIP Index 500 Portfolio	12/31/2014	$219.12	$245.18	408,920
	12/31/2013	168.15	219.12	406,436
	12/31/2012	147.21	168.15	401,405
	12/31/2011	146.39	147.21	411,762
	12/31/2010	129.13	146.39	418,636
	12/31/2009	103.43	129.13	410,010
	12/31/2008	166.55	103.43	392,649
	12/31/2007	160.32	166.55	376,661
	12/31/2006	140.61	160.32	351,103
	12/31/2005	136.18	140.61	313,854

Fidelity VIP Investment Grade Bond Portfolio	12/31/2014	$20.40	$21.28	1,262,579
	12/31/2013	21.08	20.40	1,265,188
	12/31/2012	20.21	21.08	1,240,859
	12/31/2011	19.11	20.21	1,202,724
	12/31/2010	17.99	19.11	1,205,363
	12/31/2009	15.76	17.99	1,169,193
	12/31/2008	16.52	15.76	1,184,659
	12/31/2007	16.07	16.52	1,187,080
	12/31/2006	15.62	16.07	1,100,484
	12/31/2005	15.52	15.62	1,007,448

51

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Mid Cap Portfolio(9)	12/31/2014	$59.58		$62.39	1,107,230
	12/31/2013	44.38		59.58	1,119,396
	12/31/2012	39.22		44.38	1,157,543
	12/31/2011	44.53		39.22	1,196,682
	12/31/2010	35.05		44.53	1,253,330
	12/31/2009	25.37		35.05	1,268,561
	12/31/2008	42.51		25.37	1,253,195
	12/31/2007	37.31		42.51	1,199,517
	12/31/2006	33.61		37.31	1,168,356
	12/31/2005	28.84		33.61	1,057,318

Fidelity VIP Overseas Portfolio	12/31/2014	$29.22		$26.46	1,873,166
	12/31/2013	22.72		29.22	1,789,436
	12/31/2012	19.11		22.72	1,757,816
	12/31/2011	23.40		19.11	1,734,674
	12/31/2010	20.99		23.40	1,660,609
	12/31/2009	16.82		20.99	1,583,618
	12/31/2008	30.37		16.82	1,446,180
	12/31/2007	26.27		30.37	1,188,249
	12/31/2006	22.58		26.27	979,081
	12/31/2005	19.25		22.58	774,482

Goldman Sachs VIT Mid Cap Value Fund(9)	12/31/2014	$19.86		$22.23	57,385
	12/31/2013	15.17		19.86	42,707
	12/31/2012	12.99		15.17	15,940
	12/31/2011	14.08		12.99	16,101
	12/31/2010	13.05	*	14.08	2,913

Goldman Sachs VIT Structured Small Cap Equity Insights Fund(4)	12/31/2014	$22.59		$23.85	117,194
	12/31/2013	16.86		22.59	121,617
	12/31/2012	15.12		16.86	127,544
	12/31/2011	15.21		15.12	131,796
	12/31/2010	11.83		15.21	135,965
	12/31/2009	9.37		11.83	136,881
	12/31/2008	14.37		9.37	127,188
	12/31/2007	17.43		14.37	110,600
	12/31/2006	15.72		17.43	88,542
	12/31/2005	15.00		15.72	57,784

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)(9)	12/31/2014	$11.54		$11.91	469,545
	12/31/2013	9.89		11.54	227,073
	12/31/2012	8.77		9.89	87,011
	12/31/2011	7.89	*	8.77	3,286

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)(9)	12/31/2014	$12.16		$12.54	1,286,134
	12/31/2013	11.00		12.16	875,028
	12/31/2012	10.05		11.00	316,666
	12/31/2011	9.31	*	10.05	4,460

52

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)(9)	12/31/2014	$11.99		$12.16	171,324
	12/31/2013	11.83		11.99	121,018
	12/31/2012	11.38		11.83	53,696
	12/31/2011	11.07	*	11.38	3,301

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)(9)	12/31/2014	$11.90		$12.29	962,859
	12/31/2013	10.34		11.90	583,819
	12/31/2012	9.27		10.34	190,210
	12/31/2011	8.43	*	9.27	3,715

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)(9)	12/31/2014	$12.11		$12.36	378,568
	12/31/2013	11.43		12.11	282,819
	12/31/2012	10.72		11.43	114,227
	12/31/2011	10.19	*	10.72	3,323

J.P. Morgan Insurance Trust U.S. Equity Portfolio(8)	12/31/2014	$23.51		$26.45	936,395
	12/31/2013	17.47		23.51	985,859
	12/31/2012	15.03		17.47	1,049,270
	12/31/2011	15.51		15.03	1,127,274
	12/31/2010	13.82		15.51	1,178,422
	12/31/2009	9.97		13.82	1,214,617
	12/31/2008	15.28		9.97	1,313,498
	12/31/2007	15.22		15.28	1,303,982
	12/31/2006	13.22		15.22	1,298,428
	12/31/2005	13.21		13.22	1,238,265

Lazard Retirement US Small-Mid Cap Equity Portfolio(9)	12/31/2014	$15.55		$17.06	49,616
	12/31/2013	11.64		15.55	39,209
	12/31/2012	10.69		11.64	33,109
	12/31/2011	11.90		10.69	35,947
	12/31/2010	10.92	*	11.90	17,465

Lord Abbett Series Developing Growth Portfolio	12/31/2014	$25.54		$26.16	37,906
	12/31/2013	18.17	*	25.54	18,394

Lord Abbett Series Fund Growth Opportunities Portfolio(2)	12/31/2014	$25.20		$26.40	71,528
	12/31/2013	18.61		25.20	76,039
	12/31/2012	16.51		18.61	83,423
	12/31/2011	18.58		16.51	88,561
	12/31/2010	15.30		18.58	91,233
	12/31/2009	10.63		15.30	94,665
	12/31/2008	17.42		10.63	100,334
	12/31/2007	14.54		17.42	96,489
	12/31/2006	13.65		14.54	96,515
	12/31/2005	13.21		13.65	73,028

53

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Neuberger Berman Genesis Fund(3)(9)	12/31/2014	$59.75	$58.66	895,477
	12/31/2013	44.31	59.75	903,277
	12/31/2012	40.95	44.31	925,578
	12/31/2011	39.73	40.95	947,638
	12/31/2010	33.22	39.73	971,187
	12/31/2009	26.69	33.22	978,189
	12/31/2008	40.32	26.69	937,614
	12/31/2007	33.60	40.32	863,942
	12/31/2006	31.80	33.60	824,657
	12/31/2005	27.76	31.80	738,382

Putnam VT Multi-Cap Growth Fund(5)	12/31/2014	$29.58	$33.16	234,784
	12/31/2013	21.95	29.58	252,349
	12/31/2012	19.03	21.95	267,847
	12/31/2011	20.29	19.03	286,705
	12/31/2010	11.81	20.29	304,049
	12/31/2009	8.61	11.81	427,447
	12/31/2008	16.00	8.61	429,198
	12/31/2007	15.61	16.00	423,487
	12/31/2006	14.99	15.61	427,913
	12/31/2005	13.53	14.99	437,342

Rainier Small/Mid Cap Equity Fund(3)(9)	12/31/2014	$62.99	$65.07	424,970
	12/31/2013	47.84	62.99	437,566
	12/31/2012	42.51	47.84	451,841
	12/31/2011	44.14	42.51	469,702
	12/31/2010	35.78	44.14	487,323
	12/31/2009	27.88	35.78	502,798
	12/31/2008	55.09	27.88	479,194
	12/31/2007	45.92	55.09	429,859
	12/31/2006	40.54	45.92	389,183
	12/31/2005	34.93	40.54	339,335

Royce Capital Fund Small-Cap Portfolio(9)	12/31/2014	$18.04	$18.39	837,419
	12/31/2013	13.55	18.04	832,992
	12/31/2012	12.19	13.55	828,313
	12/31/2011	12.76	12.19	807,051
	12/31/2010	10.71	12.76	781,254
	12/31/2009	8.01	10.71	738,693
	12/31/2008	11.14	8.01	635,368
	12/31/2007	11.52	11.14	505,535
	12/31/2006	10.09	11.52	371,543
	12/31/2005	9.41	10.09	244,500

54

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Equity Income Portfolio VIP II(9)	12/31/2014	$33.04		$34.95	447,544
	12/31/2013	25.85		33.04	435,663
	12/31/2012	22.38		25.85	396,521
	12/31/2011	22.88		22.38	362,729
	12/31/2010	20.18		22.88	311,484
	12/31/2009	16.30		20.18	254,259
	12/31/2008	25.89		16.30	179,843
	12/31/2007	25.44		25.89	93,841
	12/31/2006	23.12	*	25.44	19,054

T. Rowe Price Prime Reserve Portfolio	12/31/2014	$1.02		$1.01	5,839,342
	12/31/2013	1.03		1.02	6,140,883
	12/31/2012	1.04		1.03	7,076,553
	12/31/2011	1.06		1.04	6,854,771
	12/31/2010	1.07		1.06	4,783,922
	12/31/2009	1.08		1.07	4,261,268
	12/31/2008	1.06		1.08	5,052,384
	12/31/2007	1.02		1.06	1,821,574
	12/31/2006	1.00	*	1.02	776,113

T. Rowe Price Small-Cap Stock Fund Advisor Class(1)	12/31/2014	$75.44		$79.43	215,509
	12/31/2013	55.64		75.44	230,490
	12/31/2012	47.84		55.64	251,443
	12/31/2011	48.59		47.84	276,903
	12/31/2010	37.18		48.59	305,549
	12/31/2009	27.22		37.18	328,262
	12/31/2008	41.42		27.22	342,921
	12/31/2007	42.78		41.42	364,097
	12/31/2006	38.50		42.78	375,980
	12/31/2005	36.01		38.50	384,016

T. Rowe Price Small-Cap Value Fund Advisor Class(1)	12/31/2014	$79.91		$78.80	209,260
	12/31/2013	61.09		79.91	227,843
	12/31/2012	52.64		61.09	247,648
	12/31/2011	53.75		52.64	269,696
	12/31/2010	43.53		53.75	299,930
	12/31/2009	34.77		43.53	323,357
	12/31/2008	49.37		34.77	335,168
	12/31/2007	50.15		49.37	368,014
	12/31/2006	43.76		50.15	394,998
	12/31/2005	40.82		43.76	413,874

Templeton Global Bond VIP Fund	12/31/2014	$22.24		$22.34	145,278
	12/31/2013	22.18		22.24	125,335
	12/31/2012	19.53		22.18	85,082
	12/31/2011	19.96		19.53	57,628
	12/31/2010	19.18	*	19.96	28,377

55

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wells Fargo Advantage VT Discovery FundSM (formerly Strong Mid Cap)	12/31/2014	$32.57		$32.28	683,248
	12/31/2013	22.92		32.57	681,544
	12/31/2012	19.71		22.92	674,385
	12/31/2011	19.86		19.71	699,217
	12/31/2010	14.83		19.86	686,581
	12/31/2009	10.69		14.83	700,559
	12/31/2008	19.45		10.69	675,612
	12/31/2007	16.10		19.45	606,124
	12/31/2006	14.21		16.10	566,905
	12/31/2005	16.94	*	14.21	571,068

Wells Fargo Advantage VT Opportunity FundSM(1)	12/31/2014	$54.18		$59.09	144,590
	12/31/2013	41.97		54.18	161,976
	12/31/2012	36.78		41.97	178,688
	12/31/2011	39.40		36.78	194,620
	12/31/2010	32.22		39.40	210,081
	12/31/2009	22.06		32.22	223,827
	12/31/2008	37.27		22.06	237,768
	12/31/2007	35.39		37.27	257,373
	12/31/2006	31.93		35.39	277,826
	12/31/2005	29.96		31.93	294,959

Wilshire 5000 Index Fund Investment(3)(9)	12/31/2014	$15.99		$17.75	1,523,165
	12/31/2013	12.25		15.99	1,530,731
	12/31/2012	10.75		12.25	1,500,640
	12/31/2011	10.86		10.75	1,470,355
	12/31/2010	9.44		10.86	1,461,935
	12/31/2009	7.52		9.44	1,396,718
	12/31/2008	12.10		7.52	1,262,690
	12/31/2007	11.70		12.10	1,144,141
	12/31/2006	10.34		11.70	1,035,532
	12/31/2005	9.92		10.34	886,643

Wilshire Large Co. Growth Portfolio Investment(3)(9)	12/31/2014	$49.16		$52.43	483,079
	12/31/2013	38.22		49.16	490,612
	12/31/2012	34.02		38.22	499,286
	12/31/2011	34.93		34.02	513,023
	12/31/2010	29.69		34.93	520,019
	12/31/2009	22.48		29.69	510,776
	12/31/2008	39.13		22.48	490,423
	12/31/2007	34.06		39.13	455,744
	12/31/2006	32.86		34.06	420,405
	12/31/2005	30.67		32.86	360,477

56

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire Large Co. Value Portfolio Investment(3)(9)	12/31/2014	$35.69		$39.05	975,539
	12/31/2013	26.46		35.69	1,041,083
	12/31/2012	23.11		26.46	1,070,533
	12/31/2011	24.20		23.11	1,116,468
	12/31/2010	21.60		24.20	1,140,155
	12/31/2009	17.01		21.60	1,140,880
	12/31/2008	29.44		17.01	1,078,702
	12/31/2007	30.42		29.44	1,006,488
	12/31/2006	25.99		30.42	925,411
	12/31/2005	24.09		25.99	834,983

Wilshire Small Co. Growth Portfolio Investment(2)(3)	12/31/2014	$36.17		$36.96	103,699
	12/31/2013	25.92		36.17	105,478
	12/31/2012	23.10		25.92	114,281
	12/31/2011	23.46		23.10	120,715
	12/31/2010	18.81		23.46	129,629
	12/31/2009	14.59		18.81	135,301
	12/31/2008	24.30		14.59	135,420
	12/31/2007	22.69		24.30	134,021
	12/31/2006	20.67		22.69	140,208
	12/31/2005	20.20		20.67	143,219

Wilshire Small Co. Value Portfolio Investment(3)(9)	12/31/2014	$40.91		$42.89	144,966
	12/31/2013	28.79		40.91	144,324
	12/31/2012	24.87		28.79	146,334
	12/31/2011	27.23		24.87	157,655
	12/31/2010	22.29		27.23	158,060
	12/31/2009	18.36		22.29	154,325
	12/31/2008	27.65		18.36	142,449
	12/31/2007	29.00		27.65	153,631
	12/31/2006	24.54		29.00	145,709
	12/31/2005	23.32		24.54	142,596

Wilshire VIT 2015 ETF Fund(9)	12/31/2014	$12.90		$13.35	1,777,410
	12/31/2013	11.83		12.90	1,839,932
	12/31/2012	10.65		11.83	1,799,336
	12/31/2011	10.61		10.65	1,719,339
	12/31/2010	9.63		10.61	1,714,327
	12/31/2009	8.09		9.63	1,565,378
	12/31/2008	10.83		8.09	1,347,691
	12/31/2007	10.46		10.83	676,295
	12/31/2006	9.98	*	10.46	179,111

57

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT 2025 ETF Fund(9)	12/31/2014	$12.40		$12.87	3,088,839
	12/31/2013	11.18		12.40	2,781,231
	12/31/2012	10.04		11.18	2,494,100
	12/31/2011	10.14		10.04	2,172,834
	12/31/2010	9.17		10.14	1,822,095
	12/31/2009	7.70		9.17	1,408,546
	12/31/2008	10.86		7.70	968,800
	12/31/2007	10.52		10.86	509,965
	12/31/2006	9.97	*	10.52	101,522

Wilshire VIT 2035 ETF Fund(9)	12/31/2014	$11.86		$12.35	3,870,137
	12/31/2013	10.44		11.86	3,399,782
	12/31/2012	9.27		10.44	2,880,161
	12/31/2011	9.54		9.27	2,414,189
	12/31/2010	8.57		9.54	1,943,344
	12/31/2009	7.17		8.57	1,417,643
	12/31/2008	10.86		7.17	834,498
	12/31/2007	10.49		10.86	236,039
	12/31/2006	9.96	*	10.49	27,795

Wilshire VIT Global Allocation Fund	12/31/2014	$27.02		$27.28	15,901,396
	12/31/2013	23.12		27.02	5,503,321
	12/31/2012	20.88		23.12	6,051,844
	12/31/2011	21.27		20.88	6,829,381
	12/31/2010	19.41		21.27	7,536,507
	12/31/2009	16.63		19.41	8,157,801
	12/31/2008	22.96		16.63	8,892,355
	12/31/2007	22.55		22.96	10,080,198
	12/31/2006	20.46		22.55	11,010,276
	12/31/2005	19.87		20.46	12,018,094

*	Inception price on date Underlying Fund was added to the Separate Account.

(1)

The following Subaccounts were not available as investment options for Contracts issued on or after June 1, 2004. Owners of Contracts issued before June 1, 2004, may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

T. Rowe Price Small-Cap Stock Fund — Advisor Class

T. Rowe Price Small-Cap Value Fund — Advisor Class

Wells Fargo Advantage VT Opportunity Fund

(2)

On and after May 1, 2006, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(3)	These Subaccounts are not available as investment options in Non-Qualified Contracts.

(4)

On and after May 1, 2008, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

58

(5)

On and after May 1, 2012, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following subaccounts.

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(6)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

(7)

On and after May 1, 2014, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount.

Fidelity VIP Emerging Markets SC2

(8)	On and after May 1, 2014, Contract Owners may once again begin or increase premium payment allocations and make new transfers to the following Subaccount.

JPMorgan Insurance Trust U.S. Equity Portfolio

(9)

On and after May 1, 2015, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC2

Wilshire 5000 Index Fund (Investment Class)

Delaware VIP US Growth Series — Service Class

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Fidelity VIP Growth Portfolio SC 2

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

59

Prospectus for Variable Deferred Annuity Contracts Issued by Horace Mann Life Insurance Company Separate Account

Flexible Premium Contracts for Individuals — Variable Solutions II and Maximum Solutions II

May 1, 2015

This prospectus offers Variable annuity Contracts to individuals. The Contracts are issued by Horace Mann Life Insurance Company (“HMLIC”) as flexible premium Contracts. Certain of these Contracts are issued in connection with retirement plans or arrangements, which may qualify for special tax treatment under the Internal Revenue Code of 1986 as amended (“IRC”). The investment choices under the Contracts are a fixed account that credits a specified guaranteed interest rate, and the HMLIC Separate Account. Amounts allocated or transferred to the HMLIC Separate Account as directed by a Contract Owner are invested in one or more of the Subaccounts (sometimes referred to as Variable investment options). Each Subaccount purchases shares in a corresponding Underlying Fund. The Underlying Funds are:

Lifecycle/Target Date Funds

Fidelity VIP Freedom 2015 SC2

Fidelity VIP Freedom 2025 SC2

Fidelity VIP Freedom 2035 SC2

Fidelity VIP Freedom 2045 SC2

Wilshire Variable Insurance Trust 2015 ETF
Fund(8)

Wilshire Variable Insurance Trust 2025 ETF
Fund(8)

Wilshire Variable Insurance Trust 2035 ETF
Fund(8)

Asset Allocation Funds

Fidelity VIP FundsManager 20% SC2

Fidelity VIP FundsManager 50% SC2

Fidelity VIP FundsManager 60% SC2

Fidelity VIP FundsManager 70% SC2

Fidelity VIP FundsManager 85% SC2

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)(8)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)(8)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)(8)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)(8)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)(8)

Large Company Stock Funds

Large Value

American Funds IS Blue Chip Income and Growth Fund

Davis Value Portfolio(8)

T. Rowe Price Equity Income Portfolio VIP II(8)

Wilshire Large Company Value Portfolio (Investment Class)(2)(8)

Large Core

Fidelity VIP Growth & Income Portfolio SC 2(8)

Fidelity VIP Index 500 Portfolio SC 2

JPMorgan Insurance Trust U.S. Equity
Portfolio(7)

Wilshire 5000 Index Fund (Investment Class)(2)(8)

Large Growth

AB VPS Large Cap Growth Portfolio(4)

American Funds IS Growth Fund

Delaware VIP US Growth Series — Service Class(8)

Fidelity VIP Growth Portfolio SC 2(8)

Wilshire Large Company Growth Portfolio (Investment Class)(2)(8)

Mid-Size Company Stock Funds

Mid Value

AB VPS Small/Mid Cap Value Portfolio(4)

American Century VP Mid Cap Value Class 1(8)

Ariel Fund®(2)(4)

Ariel Appreciation Fund®(2)(3)

Goldman Sachs VIT Mid Cap Value Fund(8)

MFS Mid Cap Value Portfolio

Mid Core

Calvert VP S&P Mid Cap 400 Index

Dreyfus Investment Portfolios: MidCap Stock Portfolio — Service Shares(1)

Fidelity VIP Mid Cap Portfolio SC 2(8)

Rainier Small/Mid Cap Equity Fund(2)(8)

Mid Growth

Delaware VIP Smid Cap Growth Series — Service Class(8)

Lord Abbett Series Fund Growth Opportunities Portfolios(1)

Putnam VT Multi-Cap Growth Fund
(IB Shares)(4)

Wells Fargo Advantage VT Discovery FundSM

Small Company Stock Funds

Small Value

JPMorgan SmallCap Value(2)

Royce Capital Fund Small-Cap Portfolio(8)

Wilshire Small Company Value Portfolio (Investment Class)(2)(8)

Small Core

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares

Goldman Sachs VIT Structured Small Cap Equity Insights Fund(3)

Lazard Retirement US Small-Mid Cap Eq Service(8) Neuberger Berman Genesis Fund — Advisor
Class(2)(8)

Small Growth

AB VPS Small Cap Growth Portfolio(5)

Lord Abbett Series Developing Growth Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)(1)(2)(8)

International Stock Funds

Developed Markets

Fidelity VIP Overseas Portfolio SC 2

Emerging Markets

American Funds IS New World Fund

Fidelity VIP Emerging Markets SC 2(6)

Real Estate

Delaware VIP REIT Series (Service Class)(8)

Fidelity VIP Real Estate SC2

Bond Funds

Corporate Bond

Fidelity VIP Investment Grade Bond Portfolio SC 2

Global Bond

Templeton Global Bond VIP Fund — Class 4

High Yield Bond

Fidelity VIP High Income Portfolio SC 2(8)

Franklin High Income VIP Fund Class 2

Balanced Fund

American Funds IS Managed Risk Asset Allocation Fund

Wilshire VIT Global Allocation Fund

Money Market

T. Rowe Price Prime Reserve Portfolio

(1)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Owners of Contracts issued before May 1, 2006 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(2)	These Subaccounts are not available as investment options in Non-qualified Contracts.

(3)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2008. Owners of Contracts issued before May 1, 2008 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

(4)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2012. Owners of Contracts issued before May 1, 2012 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(5)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

(6)

On and after May 1, 2014, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount.

Fidelity VIP Emerging Markets SC2

(7)	On and after May 1, 2014, Contract Owners may once again begin or increase premium payment allocations and make new transfers to the following Subaccount.

JPMorgan Insurance Trust U.S. Equity Portfolio

(8)

On and after May 1, 2015, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC2

Wilshire 5000 Index Fund (Investment Class)

Delaware VIP US Growth Series — Service Class

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Fidelity VIP Growth Portfolio SC 2

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

Trademarks used in this document are owned by and used with the permission of the appropriate company.

2

This prospectus sets forth the information an investor should know before purchasing or making additional premium payments to a Contract and should be kept for future reference. Additional information about the HMLIC Separate Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information, dated May 1, 2015. The Statement of Additional Information is incorporated by reference and is available upon request, without charge. You may obtain the Statement of Additional Information by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free). The table of contents of the Statement of Additional Information appears at the end of this prospectus.

The Securities and Exchange Commission maintains a website (www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information that the HMLIC Separate Account files electronically with the Securities and Exchange Commission.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE ANNUITIES OFFERED BY HMLIC ARE NOT INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. THEY ARE NOT DEPOSITS OF, OBLIGATIONS OF, OR GUARANTEED BY ANY BANK. THEY INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

Horace Mann Investors, Inc., the distributor of the Contracts, is a member of the Securities Investor Protection Corporation (SIPC). Visit www.sipc.org, call 1-202-371-8300 or write to SIPC at 805 15th Street, N.W. Suite 800, Washington, D.C. 20005-2215 for information about SIPC, including the SIPC brochure.

The date of this prospectus is May 1, 2015.

3

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER OF, OR SOLICITATION OF AN OFFER TO ACQUIRE, ANY INTEREST OR PARTICIPATION IN THE CONTRACTS OFFERED BY THIS PROSPECTUS IN ANY STATE TO ANYONE TO WHOM IT IS UNLAWFUL TO MAKE SUCH AN OFFER OR SOLICITATION IN SUCH STATE.

4

Definitions

Accumulation Unit: A unit of measurement used to determine the value of a Contract Owner’s interest in a Subaccount before Annuity Payments begin.

Accumulation Unit Value: The value of an Accumulation Unit on any Valuation Date.

Annuitant: The natural person whose life determines the Annuity Payments made under a Contract.

Annuitized Value: The amount applied to purchase Annuity Payments. It is equal to the Total Accumulation Value on the Annuity Date, less any applicable premium tax.

Annuity Date: The date Annuity Payments begin. The individual Contracts offered by this prospectus describe the criteria for determining Annuity Dates.

In addition, Qualified Contracts often have certain limitations upon election of an Annuity Date. Generally, distributions under Qualified Contracts (except Roth IRAs) must begin by April 1 following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences — Taxation of Qualified Plans — Required Minimum Distributions.”

Annuity Payments: A series of payments beginning on the Annuity Date.

Annuity Period: The period during which Annuity Payments are made.

Annuity Unit: A unit of measurement used in determining the amount of a Variable Annuity Payment during the Annuity Period.

Annuity Unit Value: The value of an Annuity Unit on any Valuation Date.

Contract: The individual flexible premium deferred Variable annuity contracts this prospectus offers.

Contract Owner (You, Your): The individual or entity to whom the Contract is issued.

Contract Year: A year measured from the date a Contract was issued to an individual Contract Owner and each anniversary of that date.

FINRA: The Financial Industry Regulatory Authority was created in July 2007 through the consolidation of NASD and the member regulation, enforcement and arbitration functions of the New York Stock Exchange.

Fixed Annuity Payments: Annuity Payments that do not participate in the investment experience of any Subaccount.

Fixed Cash Value: The dollar value of the fixed account under the Contract prior to the time Annuity Payments begin.

HMLIC, We, Us, Our: Horace Mann Life Insurance Company.

Home Office: The mailing address and telephone number of Our Home Office are: P.O. Box 4657, Springfield, Illinois 62708-4657; (800) 999-1030. Our street address is 1 Horace Mann Plaza, Springfield, Illinois 62715-0001.

Mutual Fund(s): Open-end management investment companies. These companies are generally registered under the Investment Company Act of 1940.

Net Premium: The balance of each premium payment received by HMLIC after deducting any applicable premium taxes.

Non-Qualified Contract: A Contract that is not a Qualified Plan.

Qualified Contract: The term “Qualified Contract” in this prospectus will be used to describe the following Contracts: Internal Revenue Code (“IRC”) Section 403(b) tax sheltered annuity (“403(b) Contract”); IRC Section 408 individual retirement annuity (“traditional IRA Contract”); IRC Section 408A Roth individual retirement annuity (“Roth IRA Contract”); IRC Section 408(p) SIMPLE individual retirement annuity (“SIMPLE Contract”); IRC Section 408(k) simplified employee pension (“SEP Contract”); IRC Section 457(b) eligible governmental plan annuity (“457(b) Contract”); and IRC 401 qualified annuity (“401 Contract”).

Qualified Retirement Plan: Employer retirement plans established under IRC Sections 401(a) or 403(b) or 408 or 457(b) and individual retirement arrangements under IRC Sections 408 and 408A.

Required Minimum Distribution: The amount required by the IRS to be withdrawn from Your Contract after You reach age 70 1/2 or upon Your death.

Separate Account: The Horace Mann Life Insurance Company Separate Account, a segregated Variable investment account consisting of Subaccounts each of which invests in a corresponding Underlying Fund. The Separate Account was established by HMLIC under Illinois law and is registered as a unit investment trust under the Investment Company Act of 1940.

5

Subaccount: A division of the Separate Account that invests in shares of the corresponding Underlying Fund. Certain Subaccounts are not available for investment under Non-Qualified Contracts.

Surrender Charge: (a contingent deferred sales charge) An amount kept by HMLIC if a withdrawal is made or if the Contract is surrendered. The charge is intended to compensate HMLIC for the cost of selling the Contract.

Total Accumulation Value: The sum of the Fixed Cash Value and the Variable Cash Value before Annuity Payments begin.

Underlying Funds: All Mutual Funds listed in this document that are available for investment by the Separate Account.

Valuation Date: Any day on which the New York Stock Exchange (“NYSE”) is open for trading and on which the net asset value of each share of the Underlying Funds is determined. The Valuation Date ends at 3:00 p.m. Central Time, or the close of the NYSE, if earlier. We deem receipt of any Net Premium or request to occur on a particular Valuation Date if We receive the Net Premium or request (in either case, with all required information and documentation) at Our Home Office before 3:00 p.m. Central Time on that day. If received at or after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date.

Valuation Period: The period from the end of a Valuation Date to the end of the next Valuation Date, excluding the day the period begins and including the day it ends.

Variable: The values vary based on the investment performance of the Subaccount(s) selected.

Variable Annuity Payments: Annuity Payments that participate in the investment experience of one or more Subaccounts.

Variable Cash Value: The dollar value of the Separate Account investment options under the Contract before Annuity Payments begin.

Summary

This summary is intended to provide a brief overview of the more significant aspects of the Contract(s). More detailed information about material rights and features under the Contract can be found elsewhere in this prospectus and in the Separate Account Statement of Additional Information. This prospectus discloses all material features and benefits of the Contract. This prospectus is intended to serve as a disclosure document that focuses on the Variable portion of the Contracts only. For information regarding the fixed portion, refer to the Contract(s).

For a brief overview of product-specific information for the Contract You own, see the “Individual Product Information” section of this prospectus.

Detailed information about the Underlying Funds is contained in each Underlying Fund’s prospectus and in each Underlying Fund Statement of Additional Information.

The expenses for the Underlying Funds, including advisory and management fees, are found in each Underlying Fund’s prospectus.

What is the “Separate Account?”

The Separate Account segregates assets dedicated to the Variable portion of the Contracts offered herein. The Separate Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as a unit investment trust. The Separate Account consists of Subaccounts, each investing in shares of a corresponding Underlying Fund.

Who may purchase the Contracts offered by this prospectus?

The Contracts are designed for individuals seeking long-term, tax-deferred accumulation of funds. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the Qualified Retirement Plan.

The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel. These insurance sales personnel are registered representatives of Horace Mann Investors, Inc. (“HM Investors”). In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HM Investors is a broker-dealer registered under the Securities and Exchange Act of 1934. HMLIC has entered into a distribution agreement with HM Investors. HM Investors is a member of FINRA.

What are my investment choices?

You may have money allocated to or invested in up to 24 investment options (including the fixed account) at any one time. Certain Subaccounts are not available for investment under Non-qualified Contracts.

6

(a) Separate Account

Includes Subaccounts each of which invests in one of the following Underlying Funds:

Lifecycle/Target Date Funds

Fidelity VIP Freedom 2015 SC2

Fidelity VIP Freedom 2025 SC2

Fidelity VIP Freedom 2035 SC2

Fidelity VIP Freedom 2045 SC2

Wilshire Variable Insurance Trust 2015 ETF
Fund(8)

Wilshire Variable Insurance Trust 2025 ETF
Fund(8)

Wilshire Variable Insurance Trust 2035 ETF
Fund(8)

Asset Allocation Funds

Fidelity VIP FundsManager 20%

Fidelity VIP FundsManager 50%

Fidelity VIP FundsManager 60%

Fidelity VIP FundsManager 70%

Fidelity VIP FundsManager 85%

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)(8)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)(8)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)(8)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)(8)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)(8)

Large Company Stock Funds

Large Value

American Funds IS Blue Chip Income and Growth Fund

Davis Value Portfolio(8)

T. Rowe Price Equity Income Portfolio VIP II(8)

Wilshire Large Company Value Portfolio (Investment Class)(2)(8)

Large Core

Fidelity VIP Growth & Income Portfolio SC 2(8)

Fidelity VIP Index 500 Portfolio SC 2

JPMorgan Insurance Trust U.S. Equity
Portfolio(7)

Wilshire 5000 Index Fund (Investment Class)(2)(8)

Large Growth

AB VPS Large Cap Growth Portfolio(4)

American Funds IS Growth Fund

Delaware VIP US Growth Series — Service
Class(8)

Fidelity VIP Growth Portfolio SC 2(8)

Wilshire Large Company Growth Portfolio (Investment Class)(2)(8)

Mid-Size Company Stock Funds

Mid Value

AB VPS Small/Mid Cap Value Portfolio(4)

American Century VP Mid Cap Value Class 1(8)

Ariel Fund®(2)(4)

Ariel Appreciation Fund®(2)(3)

Goldman Sachs VIT Mid Cap Value Fund(8)

MFS Mid Cap Value Portfolio

Mid Core

Calvert VP S&P Mid Cap 400 Index

Dreyfus Investment Portfolios: MidCap Stock Portfolio — Service Shares(1)

Fidelity VIP Mid Cap Portfolio SC 2(8)

Rainier Small/Mid Cap Equity Fund(2)(8)

Mid Growth

Delaware VIP Smid Cap Growth Series — Service Class(8)

Lord Abbett Series Fund Growth Opportunities Portfolio(1)

Putnam VT Multi-Cap Growth Fund
(IB Shares)(4)

Wells Fargo Advantage VT Discovery FundSM

Small Company Stock Funds

Small Value

JPMorgan Small Cap Value(2)

Royce Capital Fund Small-Cap Portfolio(8)

Wilshire Small Company Value Portfolio (Investment Class)(2)(8)

Small Core

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares

Goldman Sachs VIT Structured Small Cap Equity Insights Fund(3)

Lazard Retirement US Small-Mid Cap Eq Service(8)

Neuberger Berman Genesis Fund — Advisor
Class(2)(8)

Small Growth

AB VPS Small Cap Growth Portfolio(5)

Lord Abbett Series Developing Growth Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)(1)(2)(8)

International Stock Funds

Developed Markets

Fidelity VIP Overseas Portfolio SC 2

Emerging Markets

American Funds IS New World Portfolio

Fidelity VIP Emerging Markets SC 2(6)

7

Real Estate

Delaware VIP REIT Series (Service Class)(8)

Fidelity VIP Real Estate SC 2

Bond Funds

Corporate Bond

Fidelity VIP Investment Grade Bond Portfolio SC 2

Global Bond

Templeton Global Bond VIP Fund — Class 4

High Yield Bond

Fidelity VIP High Income Portfolio SC 2(8)

Franklin High Income VIP Fund Class 2

Balanced Fund

American Funds IS Managed Risk Asset Allocation Fund

Wilshire VIT Global Allocation Fund

Money Market

T. Rowe Price Prime Reserve Portfolio

(1)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Owners of Contracts issued before May 1, 2006 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(2)	These Subaccounts are not available as investment options in Non-qualified Contracts.

(3)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2008. Owners of Contracts issued before May 1, 2008 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

(4)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2012. Owners of Contracts issued before May 1, 2012 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(5)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

(6)

On and after May 1, 2014, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount.

Fidelity VIP Emerging Markets SC2

(7)	On and after May 1, 2014, Contract Owners may once again begin or increase premium payment allocations and make new transfers to the following Subaccount.

JPMorgan Insurance Trust U.S. Equity Portfolio

(8)

On and after May 1, 2015, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC2

Wilshire 5000 Index Fund (Investment Class)

Delaware VIP US Growth Series — Service Class

Wilshire Large Company Growth Portfolio (Investment Class)

8

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Fidelity VIP Growth Portfolio SC 2

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

(b) Fixed Account — You also may direct Your premium payments (or transfer any of Your Total Accumulation Value) to the fixed account and receive a guaranteed minimum interest rate. (See the Contract.)

When can I transfer between accounts?

At any time before the Contract’s Annuity Date, You may transfer amounts from one Subaccount to another, and to and from the fixed account of the Contract, subject to certain restrictions. The dollar cost averaging program allows you to preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The dollar cost averaging program is only available before the Annuity Date. For complete details see “The Contracts — Transactions — Transfers.”

May I withdraw all or part of the Contract value before the Annuity Date?

Unless restricted by the Internal Revenue Code of 1986, as amended (“IRC”), or the terms of any employer plan under which Qualified Contracts are issued (if applicable), a Contract Owner may at any time before the Annuity Date surrender his or her Contract in whole or withdraw in part for cash. In any Contract Year, You may withdraw a portion of Your Total Accumulation Value without a Surrender Charge. Each surrender or partial withdrawal from the Variable Cash Value is processed on the basis of the value of an Accumulation Unit of the Subaccount(s) from which the value is being surrendered or withdrawn. Surrenders and withdrawals may be subject to Surrender Charges as described in “Deductions and Expenses — Surrender Charges.” For information specific to a withdrawal of the Fixed Cash Value, see Your Contract.

What are the charges or deductions?

The Contracts may be subject to deductions for applicable state or local government premium taxes. Premium taxes presently range from 0% to 3.5%.

We deduct a mortality and expense risk fee (M&E Fee) from the Separate Account. This fee is computed on a daily basis. See the “Individual Product Information” section for the mortality and expense risk fee of Your product.

Variable Solutions II has an annual maintenance fee that may not exceed $25 and is assessed against the Contract on each anniversary, unless the Contract value equals or exceeds $10,000, in which case such charge is waived. Maximum Solutions II does not have an annual maintenance fee. If You have multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers.

We do not assess a sales expense charge on premium payments, but do assess a decreasing Surrender Charge against surrenders and withdrawals. The charge is deducted from the Contract Owner’s value in the Subaccount(s) from which the withdrawal is made. See “The Contracts — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

What are the federal income tax consequences of investing in this Contract?

Premium payments made on a pre-tax basis through salary reduction (other than amounts designated as Roth contributions), employer amounts or deductible amounts in the case of traditional IRAs are not subject to current income taxes at the time they are made. Earnings are also not subject to income taxes as they accumulate within the annuity Contract. Except for qualified distributions from Roth-type accounts or after-tax premium payments, Contract benefits will be subject to ordinary income taxes when received in accordance with Section 72 of the IRC.

The IRC provides an additional tax (penalty tax) for premature distributions under annuity contracts and various retirement plans. Values may not be withdrawn from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. See “Tax Consequences.” These Contracts might not be suitable for short-term investment. See “The Contract — Transactions — Surrender or Withdrawal Before Commencement of Annuity Period.”

9

If I receive my Contract and am dissatisfied, may I return it?

The Contract Owner may return the Contract to HMLIC within 30 days of receipt of the Contract. HMLIC will refund the greater of the premium payments made for the Contract, less any withdrawals and any outstanding loan balance, or the Total Accumulation Value.

When can I begin receiving Annuity Payments, and what options are available?

Payments will begin on the Annuity Date set by the terms of Your Contract. Variable Annuity Payments are only made in monthly installments. Various Annuity Payment options are available under the Contract.

Annuity Payments may be fixed or Variable or a combination of fixed and Variable payments. See “The Contracts — Annuity Payment Options”.

Distributions from Qualified Contracts may be restricted by the employer’s plan and the IRC. Early distributions may incur a penalty tax, and the IRC also generally requires that distributions from Qualified Contracts (other than Roth IRAs) begin by April 1, following the calendar year in which the Contract Owner reaches age 70 1/2. See “Tax Consequences.”

Fee Tables and Example

The following tables describe the highest fees and expenses that You may pay when buying, owning and surrendering the Contract. The first table describes the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract or transfer cash value between investment options. State premium taxes may also be deducted. To determine the Contract You own, look in the bottom left hand corner of Your Contract for the form number. This is the number referenced below the product name in the following tables. If You are in the process of purchasing a Contract, ask Your registered representative which Contract You are purchasing.

Contract Owner Transaction Expenses:(1)

Surrender Fees (as a percentage of amount surrendered, if applicable)

	Surrender Charge %
Contract Year	Variable Solutions II (9 years)	Maximum Solutions II (7 years)
1	8.0%	7.0%
2	7.5%	6.0%
3	7.0%	5.0%
4	6.0%	4.0%
5	5.0%	3.0%
6	4.0%	2.0%
7	3.0%	1.0%
8	2.0%	0.0%
9	1.0%
Thereafter	0.0%

The next table describes the fees and expenses that You will pay periodically during the time that You own the Contract, not including Underlying Fund fees and expenses.

Periodic Fees and Expenses

	Variable Solutions II (IC-450000)	Maximum Solutions II (IC-451000)
Annual Contract Fee(2)	$25	$0
Separate Account Annual Expenses (as a percentage of average Variable Cash Value) Mortality and Expense Risk Fees	1.25%	0.95%
Total Separate Account Annual Expenses	1.25%	0.95%

(1)

Any premium taxes relating to the Contract may be deducted from the premium or deducted from the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence. Premium taxes currently range between 0% and 3.5%.

(2)

The annual Contract fee is waived if the Contract value equals or exceeds $10,000. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers, with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner such as employee versus employer. In these situations We will deduct only one annual Contract fee for those multiple Contract numbers.

10

The next item shows the lowest and highest total operating expenses charged by the Underlying Funds for the fiscal year ended December 31, 2014. More detail concerning each Underlying Fund’s fees and expenses is contained in the prospectus for each Underlying Fund.

Total Annual Underlying Fund Operating Expenses(1)	Lowest	Highest
(expenses that are deducted from Underlying Fund assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.35%	2.02%

The table showing the range of expenses for the Underlying Funds takes into account the expenses of the Ibbotson Asset Allocation Funds, Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, and the Wilshire VIT Global Allocation Fund, each of which is a “fund of funds.” A “fund of funds” purchases shares of other funds (each an “Acquired Fund”). Each “fund of funds” has its own set of operating expenses, as does each of the Acquired Funds in which it invests. In determining the range of Underlying Fund expenses, We have taken into account the information received from each Ibbotson Asset Allocation Fund, Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, or the Wilshire VIT Global Allocation Fund on the combined actual expenses for each such “fund of funds,” which include the pro rata portion of the fees and expenses incurred indirectly by an Ibbotson Asset Allocation Fund, Lifecycle/Target Date Fund, American Funds IS Managed Risk Asset Allocation Fund, or the Wilshire VIT Global Allocation Fund as a result of its investment in shares of one or more Acquired Funds. See the prospectus for the Ibbotson Asset Allocation Funds, Lifecycle/Target Date Funds, American Funds IS Managed Risk Asset Allocation Fund, or the Wilshire VIT Global Allocation Fund for a presentation of the applicable Acquired Fund fees and expenses.

Example

This Example is intended to help You compare the cost of investing in the Contract with the cost of investing in other Variable annuity contracts. These costs include Contract Owner transaction expenses, any annual Contract fees, Separate Account annual expenses and Underlying Fund fees and expenses.

The Example assumes that You invest $10,000 in the Separate Account of the Contract for the time periods indicated. The Example also assumes any applicable Surrender Charge, that Your investment has a 5% return each year and assumes the highest fees and expenses of any of the Underlying Funds as of December 31, 2014, without reflecting the impact of any Underlying Fund fee or expense waivers. Although Your actual costs may be higher or lower, based on these assumptions Your costs would be:

Variable Solutions II (IC-450000)

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,163	$1,799	$2,342	$3,734

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$352	$1,069	$1,806	$3,734

Maximum Solutions II (IC-451000)

If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,011	$1,440	$1,877	$3,249

(1)

The portfolio expenses used to prepare this table were provided to HMLIC by the Underlying Funds. The expenses shown are those for the year ended December 31, 2014. Current or future expenses may be greater or less than those shown. The numbers do not reflect any waivers currently in place. The Underlying Funds may impose a redemption fee on certain transactions and these are not reflected above. Please see “Transactions — Market Timing” for a discussion of these fees.

11

If You do NOT surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$297	$910	$1,546	$3,249

Please remember that the Example is simply an illustration and does not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, Your rate of return may be more or less than the 5% assumed in the Example.

Condensed Financial Information

Tables showing the Accumulation Unit Value information for each Subaccount of the Separate Account available under the Contracts are presented in “Appendix A — Condensed Financial Information.”

Financial statements of the Separate Account and of HMLIC are available with the Statement of Additional Information. A copy of the Statement of Additional Information and of the financial statements may be obtained without charge by mailing a written request to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785 or by telephoning (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company, The Fixed Account, The Separate Account and The Underlying Funds

Horace Mann Life Insurance Company

HMLIC, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001 (“HMLIC’s Home Office”), is an Illinois stock life insurance company organized in 1949. HMLIC is licensed to do business in 48 states and in the District of Columbia. HMLIC writes individual and group life insurance and annuity contracts on a nonparticipating basis.

HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the NYSE.

The Fixed Account

The fixed account is part of HMLIC’s general account. We use general account assets to support Our insurance and annuity obligations other than those funded by separate accounts. Unlike the Separate Account, the general account isn’t segregated or insulated from claims of HMLIC’s creditors. You must depend on the financial strength of HMLIC for satisfaction of HMLIC’s obligations under the Contract. Subject to applicable law, HMLIC has sole discretion over the investment of the assets of the fixed account. HMLIC bears the full investment risk for all amounts contributed to the fixed account. HMLIC guarantees that the amounts allocated to the fixed account under the Contracts will be credited interest daily at an annual effective interest rate as specified in the Contracts. We will determine any interest rate credited in excess of the guaranteed rate at Our sole discretion. For additional information about the fixed account, see Your Contract. The fixed account has not been registered with the U.S. Securities and Exchange Commission, and the staff of the U.S.  Securities and Exchange Commission has not reviewed the disclosure in the prospectus relating to the fixed account.

The Separate Account

On October 9, 1965, HMLIC established the Separate Account under Illinois law. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940 (“1940 Act”). The Separate Account and each Subaccount are administered and accounted for as a part of the business of HMLIC. However, the income, gains and losses, whether or not realized, of each Subaccount are credited to or charged against the amounts allocated to that Subaccount in accordance with the terms of the Contracts without regard to other income, gains or losses of the remaining Subaccounts or of HMLIC. The assets of the Separate Account may not be charged with liabilities arising out of any other business of HMLIC. All obligations arising under the Contracts, including the promise to make Annuity Payments, are general corporate obligations of HMLIC. Accordingly, all of HMLIC’s assets are available to meet its obligations and expenses under the Contracts. HMLIC is solely responsible for its obligations under the Contracts. While HMLIC is obligated to make payments under the Contracts, the amounts of Variable Annuity Payments are not guaranteed.

12

The Separate Account is divided into Subaccounts. HMLIC uses the assets of each Subaccount to buy shares of the Underlying Funds based on Contract Owner instructions.

The Underlying Funds

Each of the Underlying Funds is registered with the Securities and Exchange Commission (“SEC”) as a diversified open-end management investment company under the 1940 Act. This registration does not involve supervision of the management or investment practices or policies of the Underlying Funds by the SEC.

The Underlying Funds are listed below along with their primary investment objectives and adviser for each Underlying Fund. There is no assurance that any of the Funds will achieve its objective. Detailed information on the Underlying Funds can be found in the current prospectus for each Underlying Fund. Prospectuses for the Underlying Funds should be read carefully in conjunction with this prospectus before investing. A copy of each prospectus may be obtained without charge from HMLIC by writing to HMLIC, P.O. Box 4657, Springfield, IL 62708-4657, calling (800) 999-1030 (toll-free) or sending a telefacsimile (FAX) transmission to (877) 832-3785. You may also access the prospectuses on HMLIC’s website at horacemann.com. Once in the site, click on the “Financial Services” tab, then “Annuities” and then “Prospectuses Online”.

Name	Objective	Investment Type	Adviser
Fidelity VIP Freedom 2015 SC2	High Total Return	Lifecycle/Target date	The Fidelity VIP Freedom 2015 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP Freedom 2025 SC2	High Total Return	Lifecycle/Target date	The Fidelity VIP Freedom 2025 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP Freedom 2035 SC2	High Total Return	Lifecycle/Target date	The Fidelity VIP Freedom 2035 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP Freedom 2045 SC2	High Total Return	Lifecycle/Target date	The Fidelity VIP Freedom 2045 SC2 is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Wilshire Variable Insurance Trust 2015 ETF Fund(3)(9)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2025 ETF Fund(3)(9)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Wilshire Variable Insurance Trust 2035 ETF Fund(3)(9)	High current income/Capital appreciation	Lifecycle/Target Date	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP FundsManager 20% SC2	High Current Income	Asset Allocation	The Fidelity VIP FundsManager 20% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP FundsManager 50% SC2	High total return	Asset Allocation	The Fidelity VIP FundsManager 50% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP FundsManager 60% SC2	High total return	Asset Allocation	The Fidelity VIP FundsManager 60% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Fidelity VIP FundsManager 70% SC2	High total return	Asset Allocation	The Fidelity VIP FundsManager 70% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

13

Name	Objective	Investment Type	Adviser
Fidelity VIP FundsManager 85% SC2	High total return	Asset Allocation	The Fidelity VIP FundsManager 85% is a part of the Fidelity VIP Series and is advised by Fidelity Management and Research Co.

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)(9)	Current income/Preservation of capital	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)(9)	Current income/Capital appreciation	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)(9)	Capital appreciation/ Some current Income	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)(9)	Capital appreciation	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)(9)	Capital appreciation	Asset allocation	The Ibbotson ETF Allocation Series are advised by ALPS Advisors, Inc. and are subadvised by Ibbotson Associates, Inc.

American Funds IS Blue Chip Income and Growth Fund	Current Income and Long-term Capital Appreciation	Large value	The American Funds IS Blue Chip Income and Growth Fund is advised by Capital Research and Management CompanySM

Davis Value Portfolio(9)	Long-term capital appreciation	Large value	The Davis Value Portfolio is a series of the Davis Variable Account Fund and is advised by Davis Selected Advisers, L.P.

T. Rowe Price Equity Income Portfolio VIP II(9)	Long-term Capital appreciation	Large value	The T. Rowe Price Equity Income Portfolio VIP II is advised by T. Rowe Price Associates, Inc.

Wilshire Large Company Value Portfolio (Investment Class)(2)(9)	Long-term capital growth	Large value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Fidelity VIP Growth & Income Portfolio SC 2(9)	Current income/ Capital growth	Large core	The Fidelity VIP Growth and Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP Index 500 Portfolio SC 2	Long-term capital growth	Large core	The Fidelity VIP Index 500 Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co. The Fidelity VIP Index 500 is managed by Geode, a subadvisor to the fund.

JPMorgan Insurance Trust U.S. Equity Portfolio(8)	High Total Return	Large core	The JPMorgan Insurance Trust U.S. Equity Portfolio is a series of the JPMorgan Insurance Trust and is advised by J.P. Morgan Investment Management Inc.

Wilshire 5000 Index Fund (Investment Class)(2)(9)	Capital growth	Large core	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

14

Name	Objective	Investment Type	Adviser
AB VPS Large Cap Growth Portfolio(5)	Long-term capital growth	Large growth	The AB Large Cap Growth Portfolio is a series of the AllianceBernstein Variable Products Series Fund and is advised by AllianceBernstein L.P.

American Funds IS Growth Fund	Long-term capital growth	Large growth	The American Funds IS Growth Fund is advised by Capital Research and Management CompanySM.

Delaware VIP US Growth Series — Service Class(9)	Long-term capital appreciation	Large growth	The Delaware VIP US Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP Growth Portfolio SC 2(9)	Capital growth	Large growth	The Fidelity VIP Growth Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Wilshire Large Company Growth Portfolio(2)(9)	Long-term capital growth	Large growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

AB VPS Small/Mid Cap Value Portfolio(5)	Long-term capital growth	Medium value	The AB Variable Products Series Small/Mid Cap Value Portfolio is advised AllianceBernstein L.P.

American Century VP Mid Cap Value(9)	Long-term capital growth, income	Medium value	The American Century VP Mid Cap Value is advised by American Century Investment Management, Inc.

Ariel Fund(2)(5)	Long-term capital appreciation	Medium value	The Ariel Fund is advised by Ariel Investments, LLC.

Ariel Appreciation Fund(2)(4)	Long-term capital appreciation	Medium value	The Ariel Appreciation Fund is advised by Ariel Investments, LLC.

Goldman Sachs VIT Mid Cap Value Fund(9)	Long-term capital appreciation	Medium value	The Goldman Sachs VIT Mid Cap Value Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P. (“GSAM”).

MFS Mid Cap Value Portfolio	Long-term capital appreciation	Medium value	The MFS Mid Cap Value Portfolio is advised by MFS.

Dreyfus Investment Portfolios: MidCap Stock Portfolio — Service Shares(1)	Long-term capital growth	Medium core	Dreyfus Investment Portfolios: MidCap Stock Portfolio is advised by The Dreyfus Corporation.

Fidelity VIP Mid Cap Portfolio SC 2(9)	Long-term capital growth	Medium core	The Fidelity VIP Mid Cap Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Rainier Small/Mid Cap Equity Fund(2)(9)	Long-term capital growth	Medium core	The Rainier Small/Mid Cap Equity Fund is advised by Rainier Investment Management, LLC.

Calvert VP S&P MidCap 400 Index	Long-term capital growth	Medium core	The Calvert VP S&P MidCap 400 Index is advised by Calvert Investment Management Company, Inc. and is subadvised by Ameritas Investment Partners, Inc.

15

Name	Objective	Investment Type	Adviser
Delaware VIP Smid Cap Growth Series — Service Shares(9)	Long-term capital appreciation	Medium growth	The Delaware VIP Smid Cap Growth Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is an indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Lord Abbett Series Fund Growth Opportunities Portfolio(1)	Capital appreciation	Medium growth	The Lord Abbett Series Fund — Growth Opportunities Portfolio is advised by Lord, Abbett & Co. LLC.

Putnam VT Multi-Cap Growth Fund (IB Shares)(5)	Long-term capital appreciation	Medium growth	Putnam VT Multi-Cap Growth Fund is a series of the Putnam Variable Trust and is advised by Putnam Investment Management LLC.

Wells Fargo Advantage VT Discovery Fundsm	Long-term capital appreciation	Medium growth	The Wells Fargo Advantage Discovery Fund is subadvised by Wells Capital Management.

JPMorgan Small Cap Value	Long-Term Capital growth	Small Value	The JPMorgan Small Cap Value is advised by J.P. Morgan Investment Management Inc.

Royce Capital Fund Small-Cap Portfolio(9)	Long-term capital growth	Small value	The Royce Capital Fund Small-Cap Portfolio is advised by Royce & Associates, LLC.

Wilshire Small Company Value Portfolio (Investment Class)(3)(9)	Long-term capital growth	Small value	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio — Service Shares	Long-term capital growth	Small core	Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio is advised by The Dreyfus Corporation.

Goldman Sachs VIT Structured Small Cap Equity Insights Fund(4)	Long-term capital growth	Small core	The Goldman Sachs VIT Structured Small Cap Equity Insights Fund is a series of the Goldman Sachs Variable Insurance Trust and is advised by Goldman Sachs Asset Management, L.P.

Lazard Retirement US Small-Mid Cap Eq Service(9)	Long-term capital appreciation	Small core	The Lazard Retirement US Small-Mid Cap Eq is advised by Lazard Asset Management LLC.

Neuberger Berman Genesis Fund — Advisor Class(2)(9)	Capital growth	Small core	Neuberger Berman Genesis Fund — Advisor Class is advised by Neuberger Berman Management Inc. and subadvised by Neuberger Berman LLC.

AB VPS Small Cap Growth Portfolio(6)	Long-term capital growth	Small growth	The AllianceBernstein VPS Small Cap Growth Portfolio is advised by AllianceBernstein L.P.

Lord Abbett Series Developing Growth Portfolio	Long-term capital growth	Small growth	The Lord Abbett Series-Developing Growth Portfolio is advised by Lord Abbett & Co. LLC.

Wilshire Small Company Growth Portfolio (Investment Class)(1)(2)(9)	Long-term capital appreciation	Small growth	The Wilshire Mutual Funds are advised by Wilshire Associates Incorporated.

American Funds IS New World Fund	Long-term capital appreciation	Emerging Markets	The American Funds IS New World Fund is advised by Capital Research and ManagementSM.

Fidelity VIP Emerging Markets SC 2(7)	Capital appreciation	Emerging Markets	The Fidelity VIP Emerging Markets Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

16

Name	Objective	Investment Type	Adviser
Fidelity VIP Overseas Portfolio SC 2	Long-term capital growth	Developed Markets	The Fidelity VIP Overseas Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Delaware VIP REIT Series (Service Class)(9)	Long-term total return/capital appreciation	Real estate	The Delaware VIP REIT Series is advised by Delaware Management Company, a series of Delaware Management Business Trust, which is indirectly wholly-owned subsidiary of Delaware Management Holdings, Inc.

Fidelity VIP Real Estate SC2	Above average income and long term capital growth	Real estate	The Fidelity VIP Real Estate Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Fidelity VIP High Income Portfolio SC 2(9)	High current income/Capital growth	High Yield Bond	The Fidelity VIP High Income Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Franklin High Income VIP Fund	High current income/Capital growth	High Yield Bond	The Franklin High Income VIP Fund is advised by Franklin Advisers, Inc.

Fidelity VIP Investment Grade Bond Portfolio SC 2	Current income	Corporate Bond	The Fidelity VIP Investment Grade Bond Portfolio is a series of the Fidelity VIP Series and is advised by Fidelity Management & Research Co.

Templeton Global Bond VIP Fund — Class 4	High current income/preservation of capital	Global Bond	The Templeton Global Bond VIP Fund is advised by Franklin Advisers, Inc.

American Funds IS Managed Risk Asset Allocation Fund(3)	High total return; Long term capital appreciation; Preservation of Capital while seeking to manage volatility and provide downside protection.	Balanced	The American Funds IS Managed Risk Asset Allocation Fund is advised by Capital Research and Management CompanySM. Milliman Financial Risk Management LLC is the sub advisor with respect to the management of the fund’s managed risk strategies.

Wilshire VIT Global Allocation Fund(3)	Long-term total rate of return; capital appreciation	Balanced	The Wilshire VIT Funds are advised by Wilshire Associates Incorporated.

T. Rowe Price Prime Reserve Portfolio	Current income/ Preservation of capital	Money Market	The T. Rowe Price Prime Reserve Portfolio is advised by T. Rowe Price Associates, Inc.

(1)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Owners of Contracts issued before May 1, 2006 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

17

(2)	These Subaccounts are not available as investment options in Non-qualified Contracts.

(3)

Each of these Underlying Funds is considered a “fund of funds.” This means that the Underlying Fund purchases shares of other funds. A fund of funds may have higher expenses than funds investing directly in debt and equity securities.

(4)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2008. Owners of Contracts issued before May 1, 2008 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

(5)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2012. Owners of Contracts issued before May 1, 2012 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(6)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

(7)

On and after May 1, 2014, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount.

Fidelity VIP Emerging Markets SC2

(8)	On and after May 1, 2014, Contract Owners may once again begin or increase premium payment allocations and make new transfers to the following Subaccount.

JPMorgan Insurance Trust U.S. Equity Portfolio

(9)

On and after May 1, 2015, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC2

Wilshire 5000 Index Fund (Investment Class)

Delaware VIP US Growth Series — Service Class

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Fidelity VIP Growth Portfolio SC 2

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

The Underlying Funds may sell shares to separate accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or Qualified Retirement Plans, or to certain pension and retirement plans qualifying under Section 401 of the IRC. It is possible that, in the future, material conflicts could arise as a result of such “mixed and shared” investing.

18

The investment objectives and policies of certain Underlying Funds are similar to the investment objectives and policies of other mutual funds that may be managed by the same investment adviser or manager. The investment results of the Underlying Funds may differ from the results of these other mutual funds. There can be no guarantee, and no representation is made, that the investment results of any of the Underlying Funds will be comparable to the investment results of any other mutual fund, even if the other mutual fund has the same investment adviser or manager.

Limit on Number of Subaccounts Selected — HMLIC reserves the right to limit the number of Subaccounts selected at one time during the accumulation phase or the annuitization phase of Your Contract.

Selection of Underlying Funds — We select the Underlying Funds offered through the Separate Account based on several criteria, including asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, performance, and the capability and qualifications of each investment firm. Another factor We consider during the selection process is whether the Underlying Fund, its adviser or sub-adviser or an affiliate will make payments to Us or Our affiliates. (For additional information on these arrangements, see “Payments We Receive.”) We review the Underlying Funds periodically and may remove an Underlying Fund or limit its availability for new Net Premium and/or transfers of account value if We determine, in consultation with the sponsor of any employer plan under which Qualified Contracts are issued (if applicable), that the Underlying Fund no longer meets one or more of the selection criteria, and/or if the Underlying Fund has not attracted significant allocations from Contract Owners. We do not provide investment advice and do not recommend or endorse any particular Underlying Fund. You bear the risk of any decline in Your Variable account value resulting from the performance of the Underlying Funds You have chosen.

Separate Account Pricing Agreement — Effective April 15, 2005, HMLIC entered into an agreement with State Street Bank and Trust Company (“State Street”), a national banking association located at 801 Pennsylvania Avenue, Kansas City, MO 64105, to calculate the daily Accumulation Unit Value for each Subaccount and to maintain certain required accounting records.

Payments We Receive — As described above, an Underlying Fund or an investment adviser or sub-adviser of an Underlying Fund (or its affiliates) may make payments to Us and/or certain of Our affiliates. For certain Underlying Funds, some or all such payments may be made from 12b-1 fees or service fees that are deducted from the Underlying Fund assets. In a “fund of funds” situation, We and/or certain of Our affiliates may receive 12b-1 fees on assets in the funds within the fund of funds. In such cases, We (and Our affiliates) do not also receive 12b-1 fees from the fund of funds for those same assets. Other payments may be derived, in whole or in part, from the advisory fee deducted from Underlying Fund assets. Contract Owners, through their indirect investment in the Underlying Funds, bear the costs of these advisory fees (see the prospectuses for the Underlying Funds for more information). The amount of payments We (or Our affiliates) receive generally is based on a percentage of assets of the Underlying Fund attributable to the Contract and certain other variable insurance products that We issue. These percentages differ and some Underlying Funds or their advisers or sub-advisers (or their affiliates) may pay Us more than others. These percentages currently range up to 0.50%.

In addition, We receive payments from Wilshire Associates Incorporated as a result of Our involvement in developing and launching the Wilshire Variable Insurance Trust Lifecycle Funds (“Lifecycle Funds”). These payments are derived from the advisory fees deducted from Lifecycle Fund assets, which are paid by all investors in the Lifecycle Funds, including Contract Owners who elect to allocate Net Premium or Account Value to one or more Lifecycle Funds.

Proceeds from certain of these payments may be used for any corporate purpose, including payment of expenses that We and/or Our affiliates incur in promoting, marketing and administering the Contracts, and that We, in the role as an intermediary, incur in promoting, marketing and administering the Underlying Funds. We and Our affiliates may profit from these payments.

Addition, Deletion, or Substitution of Underlying Funds — We do not guarantee that each Underlying Fund will always be available for investment through the Contract. We reserve the right, subject to compliance with applicable law, to add new underlying funds or classes of underlying funds, close existing Underlying Funds or classes of Underlying Funds, or substitute shares of a different underlying fund for Underlying Fund shares that are held by a Subaccount. New or substitute underlying funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to Your interest in a Subaccount without notice to You and prior approval of the Securities and Exchange Commission (“SEC”) and any state governmental agency, to the extent required by the Investment Company Act of 1940 (“1940 Act”) or other applicable law.

We also may establish or add new Subaccounts, remove existing Subaccounts, or combine Subaccounts. We also reserve the right to deregister the Separate Account, or to operate the Separate Account in another form permitted by law.

19

Voting Rights — We are the legal owner of the Underlying Fund shares held in the Separate Account and have the right to vote on all matters submitted to the Underlying Fund shareholders. Nevertheless, unless otherwise restricted by the retirement plan under which the Contract is issued, each Contract Owner has the right to instruct HMLIC with respect to voting his or her interest in the shares of the Underlying Funds held by the Separate Account at all shareholder meetings.

Before a vote of Underlying Fund shareholders, Contract Owners will receive various materials, such as proxy materials and voting instruction forms, that relate to voting Underlying Fund shares. The number of votes that may be cast by a Contract Owner is based on the number of units owned as of the record date of the shareholder meeting.

We will vote all of the shares We own, including those for which We have received no instructions and those attributable to investment by HMLIC, in proportion to the vote by Contract Owners who allocate or transfer amounts to the Subaccounts, as long as such action is required by law. Therefore, the outcome of the vote could be decided by a few Contract Owners who provide timely voting instructions. Should federal securities laws, regulations, or interpretations change, We may elect to vote Underlying Fund shares in Our own right. If required by state insurance officials, or if permitted under federal regulation, We may disregard certain Contract Owner voting instructions under certain circumstances.

The Contracts

Contract Owners’ Rights

A Contract may be issued as a Qualified Contract under a Qualified Retirement Plan or as a Non-qualified Contract. Both types of Contracts are subject to certain tax restrictions. See “Tax Consequences.”

For Qualified Contracts, the Contract Owner may be required to forego certain rights granted by the Contract and should refer to the provisions of his or her Contract, the provisions of the plan or trust instrument and/or applicable provisions of the IRC.

Unless otherwise provided by law, and subject to the terms of any governing plan or trust, the Contract Owner may exercise all privileges of ownership, as defined in the Contract, without the consent of any other person. These privileges include the right during the period specified in the Contract to change the beneficiary designated in the Contract, subject to the rights of any irrevocable beneficiary, to designate a payee and to agree to a modification of the Contract terms. When multiple Contract numbers, with the same first nine digits in the numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. No designation or change in designation of a beneficiary will take effect unless We receive written request therefor at Our Home Office or the Contract Owner completes the beneficiary change request on Our secure website. The request will take effect as of the date We receive it, subject to payment or other action taken by Us before Your request was received. An assignment of ownership of a Qualified Contract is generally prohibited. A Non-qualified Contract may be assigned by giving Us written notice. We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of a State Insurance Commissioner, to require that the assignment will be effective only upon acceptance by Us, and to refuse assignments at any time on a non-discriminatory basis.

This prospectus describes only the Variable portions of the Contract. On the Annuity Date, the Contract Owner has certain rights to acquire fixed annuity options. See the Contract for details regarding fixed Annuity Payments.

Purchasing the Contract

The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of HMEC. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers. Sales commissions range from 1.00% to 11.00% of premium payments received.

In order to purchase a Contract offered by this prospectus, an applicant must complete an application bearing all requested signatures and a suitability form. For 457(b) or 401 Contracts the employer will purchase the Contract on behalf of the employee but the employee will be required to complete an application and suitability form.

20

Applications are to be sent to HMLIC’s Home Office. If the appropriate broker-dealer has approved the suitability of the sale, Your application is complete, and the initial premium payment has been received at Our Home Office, We will issue Your Contract within 2 business days of receipt and credit the initial premium payment to the Contract. We deem receipt to occur on a Valuation Date if We receive a properly completed application and initial premium payment at Our Home Office before 3:00 p.m. Central Time. If received after 3:00 p.m. Central Time, We deem receipt to occur on the following Valuation Date. If an incomplete application is received, HMLIC will promptly request additional information needed to process the application. Any initial premium payment received by HMLIC will be held in a suspense account, without interest, for a period not exceeding five business days unless otherwise directed by the applicant. If the necessary information is not received within these five business days HMLIC will return any initial premium payment received by HMLIC, unless otherwise directed by the applicant.

Although We do not anticipate delays in Our receipt and processing of applications or premium payments, We may experience such delays to the extent agents fail to forward applications and premium payments to Our Home Office on a timely basis.

Canceling the Contract

You have the right to cancel a Contract for any reason within 30 days after You receive the Contract. To cancel a Contract, You must provide written notice of cancellation and return the Contract to Us at Our Home Office, or to the agent who sold it, within this “free look period.” HMLIC will refund the greater of (1) the premium payments made for this Contract, less any withdrawals and any outstanding loan balance or (2) the Total Accumulation Value within 7 days after We receive the returned Contract. Upon return of the Contract, it will be deemed void.

Premium Payments

Amount and Frequency of Premium Payments — Net Premium payments will be applied at the applicable Accumulation Unit Value next determined following receipt in good form. See the “Individual Product Information” section for the minimum purchase payment of Your product. HMLIC limits the maximum cumulative premium to $1 million without Our prior approval.

The IRC limits the amounts which may be contributed to Qualified Retirement Plans. See “Tax Consequences —Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans.”

Allocation of Net Premium payments — All or part of the Net Premium payments made may be allocated to one or more available Subaccounts. A request to change the allocation of premium payments will be effective on the Valuation Date of receipt of the request by HMLIC’s Home Office unless a future date is requested. The minimum amount that can be allocated to any one Subaccount is 5%.

Accumulation Units and Accumulation Unit Value — Net Premium payments allocated to the Separate Account are credited on the basis of Accumulation Unit Value. The number of Accumulation Units purchased by Net Premium payments is determined by dividing the dollar amount credited to each Subaccount by the applicable Accumulation Unit Value next determined following receipt of the payment at Our Home Office. The value of an Accumulation Unit is affected by the investment experience of the Underlying Fund, expenses and the deduction of certain charges under the Contract.

Accumulation Units are valued on each Valuation Date. If We receive Your Net Premium before 3:00 p.m. Central Time (or before the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of that Valuation Date. If We receive Your Net Premium at or after 3:00 p.m. Central Time (at or after the close of the New York Stock Exchange, if earlier), We will process the order using the applicable Subaccount Accumulation Unit Value determined at the close of the next Valuation Date.

The Accumulation Unit Value of a Subaccount for any Valuation Period is equal to:

•	the net asset value of the corresponding Underlying Fund attributable to the Accumulation Units at the end of the Valuation Period;
•	plus the amount of any income or capital gain distributions made by the Underlying Fund during the Valuation Period;
•	minus the dollar amount of the mortality and expense risk fee We deduct for each day in the Valuation Period;
•	divided by the total number of Accumulation Units outstanding at the end of the Valuation Period.

Transactions

Good Form — The information in this section of the prospectus sets forth specific information and documentation that must be received by Us at Our Home Office in order to process requests for certain types of transactions. In addition to the specific requirements set forth below, Your instructions must be sufficiently clear so that We do not need to exercise any discretion

21

to follow such instructions; and We must receive all of the information and supporting legal documentation We require in order to effect the transaction. Transaction requests made with such instructions, and including such information and supporting documentation, are referred to in this prospectus as being “in good form”.

Transfers — Amounts may be transferred from one Subaccount to another, and to and from the fixed account of the Contract, subject to Contract limitations, prior to the Annuity Date. HMLIC reserves the right to limit transfers from the fixed account to the Subaccounts prior to the Annuity Date as follows:

•	No more than 25% of the fixed account can be transferred to the Subaccounts during a 365-day period.
•

Any request for a total transfer from the fixed account to the Subaccounts will be transferred over a four-year period. No more than 25% of the amount will be transferred in any year prior to the final transfer.

You may transfer value from one existing investment option into as many as 10 other investment options. The minimum amount that can be transferred is $100 or the entire dollar value of the Subaccount(s), whichever is less. A transfer may not leave a Subaccount balance or fixed account balance of less than $100.

We may not accept or We may defer transfers at any time that We are unable to purchase or redeem shares of an Underlying Fund. We reserve the right to terminate the transfer privilege at any time for all Contract Owners. We also reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We in Our sole discretion, determine to be potentially detrimental to other shareholders of an Underlying Fund. See the “Market Timing” section below.

A Contract Owner may elect to transfer funds between Subaccounts and the fixed account by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission request to (877) 832-3785, by telephoning (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.

Caution: Telephone and computer systems may not always be available. Any telephone or computer systems, whether Yours, Your service provider’s, Your agent’s, or Our’s, can experience outages or slowdowns for a variety of reasons. These outages may delay or prevent Our processing of Your transaction request. If You experience technical difficulties or problems, You should make Your transaction request in writing to Our Home Office. You also should protect Your validating information, because self-service options will be available to anyone who provides Your validating information. We will not be able to verify that the person providing electronic transfer instructions via automated telephone or online systems and providing validating information is You or is authorized by You.

Depending on the means used to request a transfer, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, accompanied by validating information, (2) include the name of the Contract Owner and the Contract number, and (3) specifically state the dollar amount, a whole percentage or the number of Accumulation Units to be transferred. The request also must specify the investment options from which and to which the transfer is to be made. Transfers are effective on the Valuation Date of receipt of the request in good form at HMLIC’s Home Office unless a future date is requested. See “Other Information — Forms Availability.”

On and after May 1, 2006, no new transfers have been allowed to the following Subaccounts:

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new transfers have been allowed to the following Subaccounts:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

On and after May 1, 2012, no new transfers have been allowed to the following Subaccounts:

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam, VT Multi-Cap Growth

22

On and after February 1, 2013, no new transfers have been allowed to the following Subaccount:

AB VPS Small Cap Growth Portfolio

On and after May 1, 2014, no new transfers have been allowed to the following Subaccount:

Fidelity VIP Emerging Markets SC2

On and after May 1, 2014, Contract Owners may once again make new transfers to the following Subaccount:

JPMorgan Insurance Trust U.S. Equity Portfolio

On and after May 1, 2015, no new transfers are allowed to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC2

Wilshire 5000 Index Fund (Investment Class)

Delaware VIP US Growth Series — Service Class

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Ser

Neuberger Berman Genesis Fund — Advisor Class

Fidelity VIP Growth Portfolio SC 2

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

Dollar Cost Averaging — Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities is averaged over time and possibly over various market cycles. Dollar cost averaging transfers are completed by periodically transferring equal amounts of money. You may preschedule a series of transfers between investment options to take advantage of dollar cost averaging. You may select from a 3-month, 6-month or 12-month period to complete the dollar cost averaging program. The minimum amount to be transferred to any one investment option is 5%. HMLIC reserves the right to limit the number of investment options and which investment options are available for the dollar cost averaging program. You may request dollar cost averaging by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available prior to the Annuity Date.

The transfers will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office and will continue on this day each period until the program is completed. If the original request is received on the 29th, 30th or 31st of the month, all subsequent transfers will be processed as of the 28th of the month. If You should decide to cancel an existing dollar cost averaging program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.

23

Because the values of the Subaccounts from which the transfers occur may decrease over time, the dollar cost averaging program may conclude earlier than scheduled. In addition, the last dollar cost averaging transfer may be for less than all prior transfers. Finally, the value of a Subaccount may increase and result in a balance remaining at the end of the period selected.

All requests must identify the Contract Owner’s name and Contract number, specify the amounts and the investment options to be utilized and include proper authorization such as a signature on a form or validating information if using the telephone or Our website.

On and after May 1, 2006, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

On and after May 1, 2012, no new dollar cost averaging programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, no new dollar cost averaging programs have been allowed to start to the following Subaccount, and allocations to the following Subaccount cannot increase under any existing dollar cost averaging programs:

AB VPS Small Cap Growth Portfolio

On and after May 1, 2014, no new dollar cost averaging programs have been allowed to start to the following Subaccount, and allocations to the following Subaccount cannot increase under any existing dollar cost averaging programs:

Fidelity VIP Emerging Markets SC2

On and after May 1, 2014, Contract Owners may once again start new dollar cost averaging programs to the following Subaccount and increase allocations to the following Subaccount under any existing dollar cost averaging programs:

JPMorgan Insurance Trust U.S. Equity Portfolio

On and after May 1, 2015, no new dollar cost averaging programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under any existing dollar cost averaging programs:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC2

Wilshire 5000 Index Fund (Investment Class)

Delaware VIP US Growth Series — Service Class

24

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Fidelity VIP Growth Portfolio SC 2

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

Rebalancing — Rebalancing is the periodic adjusting of investment option balances to maintain a preestablished asset allocation strategy. You may request a rebalancing of Your portfolio either once or on a periodic basis. This option is only available before the Annuity Date.

For periodic rebalancing requests, You may select from a quarterly, semiannual or annual period. Rebalancing is continuous for the period(s) selected unless changed or discontinued by the Contract Owner. HMLIC reserves the right to limit the number of investment options and which investment options are available for the rebalancing program. The minimum percentage that may be transferred to any one investment option is 5%. HMLIC also reserves the right to require a minimum account value of no greater than $5,000 before a request for rebalancing is approved. You may request rebalancing by submitting a written request to Horace Mann Life Insurance Company at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section. This option is only available before the Annuity Date.

Rebalancing will begin on the Valuation Date of receipt of the request in good form in HMLIC’s Home Office. For periodic rebalancing requests, subsequent rebalancing of Your portfolio will continue to occur on the same calendar day of each scheduled month. If the original request is received on the 29th, 30th or 31st of the month, all subsequent rebalancing of Your portfolio will be processed as of the 28th of the month. If You should decide to cancel an existing rebalancing program, You must notify HMLIC’s Home Office either by writing to P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing HMLIC’s website at horacemann.com and looking in the “My Account” section.

All requests must identify the Contract Owner’s name and Contract number, specify the investment options to be utilized and the percentage to be maintained in each option and include proper authorization such as a signature on a form or validating information if using the telephone or Our Website.

On and after May 1, 2006, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

On and after May 1, 2012, no new rebalancing programs have been allowed to start to the following Subaccounts and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

25

On and after February 1, 2013, no new rebalancing programs have been allowed to start to the following Subaccount, and allocations to the following Subaccount cannot increase under existing rebalancing programs:

AB VPS Small Cap Growth Portfolio

On and after May 1, 2014, no new rebalancing programs have been allowed to start to the following Subaccount, and allocations to the following Subaccount cannot increase under existing rebalancing programs:

Fidelity VIP Emerging Markets SC2

On and after May 1, 2014, Contract Owners may once again start new rebalancing programs to the following Subaccount and increase allocations to the following Subaccount under existing rebalancing programs:

JPMorgan Insurance Trust U.S. Equity Portfolio

On and after May 1, 2015, no new rebalancing programs to the following Subaccounts can start, and allocations to the following Subaccounts cannot increase under existing rebalancing programs:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC2

Wilshire 5000 Index Fund (Investment Class)

Delaware VIP US Growth Series — Service Class

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Fidelity VIP Growth Portfolio SC 2

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

Changes to Premium Allocations — A Contract Owner may elect to change the allocation of future Net Premium payments at any time by mailing a written request to HMLIC at P.O. Box 4657, Springfield, Illinois 62708-4657, by calling (800) 999-1030 (toll-free), by telefacsimile (FAX) transmission to (877) 832-3785 or by accessing Our website at horacemann.com and looking in the “My Account” section. Depending on the means used to request a change, the request must: (1) be signed by the Contract Owner, or for telephone and website transactions, be made by the Contract Owner, (2) include the Contract Owner’s name and Contract number and (3) specify the new allocation percentage for each Subaccount (in whole percentages). Allocations made to the fixed portion of the Contract or to one or more Subaccounts must total 100%. Changes in allocation instructions are effective on the Valuation Date of receipt of the request in good form by HMLIC’s Home Office unless a future date is requested. See “Other Information — Forms Availability.”

26

On and after May 1, 2006, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

On and after May 1, 2008, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts have not been allowed to begin or increase allocations to the following Subaccounts:

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

On and after May 1, 2012, new Contracts have not been allowed to have allocations to the following Subaccounts, and existing Contracts are not allowed to begin or increase allocations to the following Subaccounts:

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

On and after February 1, 2013, Contract Owners have not been allowed to begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

On and after May 1, 2014, Contract Owners have not been allowed to begin or increase allocations to the following Subaccount:

Fidelity VIP Emerging Markets SC 2

On and after May 1, 2014, Contract Owners may once again begin or increase allocations to the following Subaccount:

JPMorgan Insurance Trust U.S. Equity Portfolio

On and after May 1, 2015, Contract Owners are not allowed to begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC2

Wilshire 5000 Index Fund (Investment Class)

Delaware VIP US Growth Series — Service Class

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

27

Neuberger Berman Genesis Fund — Advisor Class

Fidelity VIP Growth Portfolio SC 2

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

Market Timing — The Contracts and the Subaccounts are not designed for ‘market timing’ through frequent transfers or transfers that are large in relation to the total assets of the Underlying Fund. HMLIC discourages and does not accommodate frequent transfers among the Subaccounts or between the Subaccounts and the Fixed Account. Trading strategies that seek to benefit from short-term price fluctuations or price irregularities cause disruption to the Underlying Funds’ investment strategies, with the potential resulting harm to performance and increased trading costs or Underlying Fund expenses, and are thereby potentially harmful to investors and their Contract performance.

If We determine, in Our sole discretion, that Your transfer patterns among the Subaccounts reflect a market timing strategy, We will take action to protect the other investors and/or terminate the Contract. In making these determinations, We may consider the combined transfer activity of Contracts that We believe are under common ownership, control or direction. HMLIC does not include transfers made pursuant to the dollar cost averaging method when considering whether to take action. HMLIC applies its market timing policies and procedures uniformly to all owners of a particular Contract. We reserve the right to restrict or terminate the transfer privilege for any specific Contract Owner if, in Our judgment, the Contract Owner is using the Contract for the purposes of market timing or for any other purpose that We, in Our sole discretion determine to be potentially detrimental to other shareholders of an Underlying Fund. We may require future transfer requests under the Contract to be submitted with an original signature via U.S. Mail for a period of time or for the duration of the Contract. If this restriction is imposed, We will reverse within one business day any transaction inadvertently processed that is not in compliance with the restriction. You will receive written confirmation of any such reversal. If HMLIC determines that You are engaging in a pattern of transfers that reflects a market timing strategy or is potentially harmful to other Contract Owners, it will notify You in writing of any restrictions.

The detection and deterrence of market timing involves judgments that are inherently subjective. Our ability to detect such activity may be limited by operational and technological systems, as well as Our ability to predict strategies employed by others to avoid detection. Our ability to restrict transfers may also be limited by the provisions of the Contract. Accordingly, there is no assurance that We will deter all market timing activity. Therefore, Contract owners may be subject to the risks described above.

The Underlying Funds may have their own policies and procedures with respect to frequent purchases and redemptions of their shares, which are described in the Underlying Fund prospectuses. For example, Underlying Funds may assess a redemption fee (which We reserve the right to collect) on shares held for a relatively short period of time. Such policies and procedures may be more or less restrictive than HMLIC’s policies and procedures. As a result, We may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Underlying Funds. However, We reserve the right to defer or restrict transfers at any time that We are unable to purchase or redeem shares of any of the Underlying Funds, including any refusal or restriction on purchases or redemptions as a result of the frequent trading policies and procedures of the Underlying Funds. HMLIC also reserves the right to implement and administer redemption fees imposed by one or more of the Underlying Funds. The prospectuses of the Underlying Funds include more details on the ability of the Underlying Funds to refuse or restrict purchases or redemptions of their shares.

Contract Owners should be aware, however, that We are required to provide to an Underlying Fund, promptly upon request, certain information about the trading activity of individual Contract Owners, and to restrict or prohibit further purchases or transfers by specific Contract Owners identified by the Underlying Fund as violating the frequent trading policies established for that Underlying Fund.

Surrender or Withdrawal Before Commencement of Annuity Period — Values may not be withdrawn from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. See “Tax Consequences.” However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin. Any partial withdrawal is subject to a $100 minimum.

The surrender or partial withdrawal of Variable Cash Value (rollover, exchange, etc.) is determined on the basis of the Accumulation Unit Value next computed following the receipt of a request for surrender or partial withdrawal in good form in HMLIC’s Home Office. A surrender or partial withdrawal may result in adverse federal income tax consequences to the Contract Owner. These consequences include current taxation of payments received, and may include a penalty tax resulting from premature distribution. See “Tax Consequences.”

28

A Contract Owner eligible to surrender or request a partial withdrawal may elect to do so by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. The kind of HMLIC form to be used will depend on whether any proceeds from the withdrawal/surrender are to be sent to any party other than the Contract Owner. A Contract Owner may request a HMLIC withdrawal/surrender form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or may download the form on Our secure website at horacemann.com. Depending on the volume of transaction requests received at Our Home Office, We may take up to 5 business days following Our receipt of a request for a withdrawal/surrender form to mail the form. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will be accepted only if all withdrawal/surrender proceeds are to be sent to the Contract Owner and the request, if sent by FAX, is sent to (877) 832-3785. When a request is received by FAX and the withdrawal/surrender proceeds exceed $250,000, We will confirm receipt of the request with the Contract Owner. Telefacsimile (FAX) transmissions and photocopies of the withdrawal/surrender request will not be accepted if any of the proceeds of the withdrawal/surrender are not to be sent to the Contract Owner. See “Tax Consequences” and “Other Information — Forms Availability.”

Partial withdrawals and surrenders will be processed either on a Valuation Date specified by You in a request, provided the Valuation Date specified occurs on or after receipt of the request in good form at HMLIC’s Home Office, or on the Valuation Date of such receipt of a request in good form at HMLIC’s Home Office.

For Your protection, We will send a confirmation letter on all address changes. If You have requested an address change within 15 days prior to Your surrender or withdrawal request, We will process the surrender or withdrawal but We will not release your distribution until the full 15 days following the address change has passed.

Surrenders and partial withdrawals from any Subaccount are subject to the Surrender Charges shown in the “Individual Product Information” section.

Surrender Charges are applied to the surrenders and partial withdrawals based on the effective date of the Contract and not on the date the premium payment is made.

The applicable Surrender Charge will be deducted from the amount withdrawn and the balance paid to You. For example, a request to withdraw $3,000 at a 4% Surrender Charge will result in a Surrender Charge of $3,000 × 4% = $120, which will be deducted from the withdrawal and the balance of $2,880 would be paid to You. Any taxes withheld will reduce the dollar amount of the distribution received. When You wish to receive a certain amount after the deduction of any Surrender Charges or applicable taxes, this is called a net withdrawal. We will determine what the total withdrawal and applicable charges would be to result in a desired net withdrawal when possible. In order for You to receive a net withdrawal of $3,000 in this example, We would need to withdraw $3,125 from Your account, raising the Surrender Charge to $3,125 × 4% = $125 with the balance of $3,000 paid to You.

The Surrender Charge is assessed on the basis of the amount surrendered or withdrawn from the Subaccount(s), but will never exceed 9% of Net Premium(s) to a Subaccount during the lifetime of the Contract. For example, if a Contract Owner’s Subaccount value is $12,000 and Net Premium payments to date equal $10,000 and the Contract Owner surrenders the Contract, then the Surrender Charge may not exceed 9% of $10,000 ($900).

If premium taxes are deducted before surrender or partial withdrawal, any reduction of HMLIC’s premium tax liability due to the surrender or partial withdrawal will be to HMLIC’s benefit.

If You request a partial withdrawal for hardship purposes from Your 403(b) Contract or from Your employer’s 401(k) plan using the safe harbor regulations of the IRC, You will be suspended from making contributions to this and all plans of Your employer for six months (or such additional period of time as may be provided in Your plan document). You should consult with Your plan administrator for further guidance before making a hardship withdrawal. After the six-month period (or other applicable period) is completed, You may resume making contributions.

Systematic Withdrawals — You may select systematic withdrawals, and You may choose monthly, quarterly, semi-annual or annual withdrawals. The 29th, 30th and 31st days of the month are not allowed as start dates. Each withdrawal must be for at least $100 and the minimum duration is 12 months. HMLIC may restrict some investment options from being available for this program. Any applicable Surrender Charges will apply. Only one systematic withdrawal option can be effective at one time. The systematic withdrawal option is not available on Contracts with an active dollar cost averaging program. HMLIC provides the following systematic withdrawal options:

•	Required minimum distribution — Allows You to receive Your Required Minimum Distribution periodically throughout the calendar year.
•

Free out only — Allows You to receive Your Contract free out amount in periodic payments through the year. Your Contract free out is the amount You are allowed to withdraw each year without incurring any Contract penalties.

29

•	Interest only — Allows You to receive the interest earned in the fixed account under Your Contract in periodic payments through the year.
•	Fixed amount — Allows You to receive a specified amount in periodic payments.
•	Percent of account value — Allows You to withdraw a percentage of Your account value in periodic payments.
•	Substantially equal periodic payments — Allows You to receive periodic payments throughout a year as required by the IRC and related rules to receive withdrawals without penalty prior to age 59 1/2.

A Contract Owner eligible for systematic withdrawals may elect this option by submitting a signed, HMLIC form to HMLIC at Our Home Office at P.O. Box 4657, Springfield, Illinois 62708-4657. A Contract Owner may request a HMLIC systematic withdrawal form by writing to P.O. Box 4657, Springfield, Illinois 62708-4657 or by calling 800-999-1030 or by accessing HMLIC’s secure website at horacemann.com and looking in the “My Account” section.

Payments We Make — HMLIC ordinarily completes a transaction within seven calendar days after receipt of a request in good form to transfer, surrender, partially withdraw or commence Annuity Payments. The value of the Contract is determined as of the Valuation Date on which a request in good form is received. However, determination of Contract value and processing the transaction may be deferred for: (1) any period during which the NYSE is closed for other than customary weekend or holiday closings or during which trading is restricted by the Securities and Exchange Commission; (2) any period when the SEC determines that an emergency exists that makes it not reasonably practicable to sell securities or to fairly determine Accumulation Unit Values or Annuity Unit Values; or (3) any other period designated by the Securities and Exchange Commission to protect persons with interests in the Separate Account. In addition, if pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any transfer, surrender, partial withdrawal, loan (if applicable) or Annuitized Value from the Portfolio until the Portfolio is liquidated.

We reserve the right to defer payment of amounts from the fixed account for up to six months after receipt of Your written request in good form, but only after We have made a written request and received written approval of the insurance department of the state in which this Contract was delivered. We will pay interest from the date of receipt of Your written request in good form on any payment deferred for 30 days or more at the applicable interest rate.

If You have submitted a check or draft to Our Home Office, We may defer payment of the amount of such check or draft from the payment of surrenders, withdrawals, death benefit proceeds, or payments under a settlement option until the check or draft has been honored.

If mandated under applicable law, We may be required to reject a premium payment and/or block a Contract Owner’s account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans (if applicable), or death benefits until instructions are received from the appropriate regulators. We also may be required to provide additional information about a Contract Owner or a Contract Owner’s account to governmental regulators.

Confirmations — HMLIC mails written confirmations of premium payments and systematic withdrawals to Contract Owners on a quarterly basis within five business days following the end of each calendar quarter. Written confirmations of transfers, changes in allocations, partial withdrawals (other than systematic withdrawals) and surrenders are mailed to Contract Owners within seven calendar days of the date the transaction occurred.

If a Contract Owner believes that the confirmation statement contains an error, the Contract Owner should notify HMLIC as soon as possible after receipt of the confirmation statement. Notice may be provided by writing to HMLIC, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785 or by telephoning (800) 999-1030 (toll free).

Deductions and Expenses

We make certain charges and deductions under the Contract. These charges and deductions compensate Us for services and benefits We provide, costs and expenses We incur, and risks We assume. The fees and charges deducted under the Contract may result in a profit to Us.

Services and benefits We provide:

•	the death benefit, and cash benefits under the Contracts
•	investment options, including Net Premium allocations
•	administration of elective options
•	the distribution of reports to Contract Owners
•	Annuity Payment options

30

Costs and expenses We incur:

•

costs associated with processing applications and with issuing and administering the Contracts overhead and other expenses for providing services and benefits, sales and marketing expenses, including compensation paid in connection with the sale of the Contracts

•	other costs of doing business, such as collecting premium payments, maintaining records, effecting transactions, and paying federal, state and local premium and other taxes and fees
•	costs associated with acting as an approved investment provider in an employer’s plan, such as recordkeeping or administration fees (for example, third party administrator fees)

Risks We assume:

•	that the costs of providing the services and benefits under the Contracts exceed the charges We deduct

Annual Maintenance Fee — Maximum Solutions II does not have an annual maintenance fee.

Variable Solutions II has an annual maintenance fee of no more than $25 that is deducted from each Contract on the Contract anniversary date. This fee will be waived if the Contract value equals or exceeds $10,000 at the time the fee is assessed. The annual maintenance fee is deducted from the Subaccount containing the greatest dollar amount or from the fixed portion of the Contract when none of the Subaccount(s) have any value. If the Contract Owner has multiple deferred annuity contracts or certificates with Us, We will combine the values of all such contracts/certificates to determine whether the $10,000 value has been met. We sometimes use multiple Contract numbers with the same first nine digits in the numbers, to segregate multiple sources of funds for a Contract Owner, such as employee versus employer. In these situations, We will deduct only one annual maintenance fee per year for those multiple Contract numbers. We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment option.

We reserve the right to deduct, in whole or in part, the annual maintenance fee in the event of a complete surrender. The annual maintenance fee ceases when You apply the Annuitized Value to an Annuity Payment Option.

The annual maintenance fee is intended to reimburse HMLIC for actual expenses incurred in administering the Contract. HMLIC does not expect to profit from such fee and assumes the risk that this annual maintenance fee may be insufficient to cover the actual costs of administering the Contract. See the “Individual Product Information” section for the maintenance charge on Your Contract.

Mortality and Expense Risk Fee (“M&E Fee”) — For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Account. The fee for mortality and expense risk on Variable Solutions II may not exceed the annual rate of 1.25% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.80% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. The fee for mortality and expense risk on Maximum Solutions II may not exceed the annual rate of 0.95% of the daily net assets of the Separate Account (0.45% for mortality risk, and 0.50% for expense risk; these may vary from time to time); however, HMLIC reserves the right to change the fee (subject to the 0.95% ceiling) in the future. The fee is computed on a daily basis.

If this charge, combined with any other charges under the Contract does not cover Our total costs for services rendered and expenses incurred, We absorb the loss. Conversely, if the fees and charges more than cover Our actual costs, the excess is added to Our surplus.

Surrender Charges — If You make a withdrawal under or surrender the Contract, HMLIC will assess a charge to compensate it for the cost of selling the Contract. Withdrawals may not be made from Qualified Contracts (other than traditional IRAs and Roth IRAs) except under certain circumstances. (See “Tax Consequences.”) However, if not restricted by the IRC or employer plan under which the Contract is issued, a Contract Owner may surrender the Contract in whole or withdraw in part for cash before Annuity Payments begin.

For further information regarding surrender or partial withdrawals see “Surrender or Withdrawal Before Commencement of Annuity Period.” HMLIC reserves the right to waive either a portion or the whole Surrender Charge in some situations. In some situations, You may make a withdrawal with no Surrender Charge. Please see Your Contract for further details. See the “Individual Product Information” section for the Surrender Charge on Your Contract.

Operating Expenses of the Underlying Funds — There are deductions from and expenses paid out of the assets of the Underlying Funds that are described in each Underlying Fund’s prospectus.

31

Premium Taxes — Certain state and local governments levy a premium tax, currently between 0% and 3.5%. Any premium taxes relating to the Contract may be deducted from the premium payments or the Annuitized Value, when applicable. Such premium taxes and the time of deduction of those taxes will be determined by the Contract Owner’s current place of residence.

Death Benefit Proceeds

If a Contract Owner dies before the Annuity Date, a death benefit will be paid to the beneficiary designated by the Contract Owner. The death benefit ends at the Annuity Date. When multiple Contract numbers, with the same first nine digits in the numbers, are used to segregate multiple sources of funds for a Contract Owner, such as employee versus employer, beneficiaries must be consistent for all such Contract numbers, and the death benefit will be determined as the aggregate death benefit for all such Contract numbers. The death benefit is determined for each beneficiary as of the date proof of death is received by HMLIC from such beneficiary. Proof of death includes a certified death certificate or other satisfactory evidence of death, a completed claimant’s statement and any additional forms, documentation, and written payment instructions necessary to process a death benefit claim, in a form satisfactory to Us. See the “Individual Product Information” section for the Death Benefit on Your Contract. Where there are multiple beneficiaries, only one certified death certificate will be required.

If, pursuant to SEC rules, the T. Rowe Price Prime Reserve Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Portfolio, We will delay the payment of any death benefit from the Portfolio until the Portfolio is liquidated.

All or part of the death benefit proceeds may be paid to the beneficiary under one of the Annuity Payment options described under “The Contract — Annuity Payments — Annuity Payment Options.” If the form of Annuity Payment selected requires that payment be made by HMLIC after the death of the beneficiary, payments will be made to his/her designated beneficiary. Any part of a Contract Owner’s interest payable to a minor child will be paid to the child’s legal guardian for the benefit of the child.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but after a thorough search We are not able to locate the beneficiary, or the beneficiary does not claim the death benefit in a timely manner, the death benefit will be paid to the unclaimed property office of the state in which the beneficiary or the Contract Owner last resided, as shown on our books and records, or to Our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit or contract proceeds if the beneficiary or owner of the property presents a claim with the proper documentation. To help prevent such escheatment, it is important that You keep Your desired beneficiary designations up to date, including full names and complete addresses, if and as they change.

Annuity Payments

The Contract provides for Fixed or Variable Annuity Payment options or a combination of both. The Contract Owner may elect to have Annuity Payments made under any one or more of the options described below or may elect a lump sum payment. To begin receiving Annuity Payments a request in good form must be received by HMLIC’s Home Office. The request will be processed so that the Annuity Payments begin as of the date requested except the 29th, 30th and 31st of the month. If a Fixed Annuity Payment option is elected, the Separate Account value will be transferred to the fixed account on the Valuation Date the request in good form is received in HMLIC’s Home Office. In addition, if a Variable Annuity Payment option is elected, any money in the fixed account will be transferred to the Separate Account on the Valuation Date We receive the request in good form in HMLIC’s Home Office. Your Net Premium allocation(s) will be changed to the fixed account or Separate Account, depending on the Annuity Payment option elected. Not all Subaccount(s) may be available for Annuity Payments. Generally, at the time an Annuity Payment option is selected, a Contract Owner must elect whether to have federal and state income taxes withheld. See “Other Information — Forms Availability” and “Tax Consequences.”

The Contract Owner may elect to have a portion of the account value applied to purchase Annuity Payments, leaving the remainder of the account value in the Contract. The portion applied to purchase Annuity Payments may be subject to taxes and an additional 10% penalty tax. See “Tax Consequences — Partial Annuitization” below. The portion of the account value applied to purchase Annuity Payments will be treated as a withdrawal for purposes of determining any death benefit. If the selected Annuity Payment option allows withdrawals, any withdrawal made may have tax consequences, may affect any subsequent Annuity Payments, and may be subject to Surrender Charges.

In general, the longer Annuity Payments are guaranteed, the lower the amount of each payment. Fixed Annuity Payments remain level throughout the payout period, except in the case of certain joint and survivor Annuity Payment options and Annuity

32

Payment options with an Increase option (as described below), and are paid in monthly, quarterly, semiannual and annual installments. Variable Annuity Payments will vary in amount, and are paid only on a monthly basis. If the Annuitized Value to be applied under any one Fixed or Variable Annuity Payment option is less than $2,000 or if the option chosen would provide Annuity Payments of less than $20 per month at the Annuity Date, then the Annuitized Value may be paid in a lump sum.

Certain of the Annuity Payment options available under a Contract can be selected with an Increase option or a Refund at Death option. These optional features must be selected at the time You elect an Annuity Payment option and are available only when Annuity Payments are made on a fixed basis.

•

If an Increase option is selected, Annuity Payments will increase on each anniversary of the Annuity Date based on the increase percentage selected (1%, 2%, 3%, 4% or 5%). If You select an Increase option, then Your initial Annuity Payment (to which the increase percentage selected will apply) will be lower than the Annuity Payment You would receive under the Annuity Payment option without the Increase option.

•

The Cash Refund at Death option pays You, upon the Annuitant’s death, the difference between the Annuitized Value and the Annuity Payments made to date. The Installment Refund at Death option will, upon the death of the Annuitant(s), continue Annuity Payments until total Annuity Payments made equal the Annuitized Value.

The death benefit ends upon full annuitization of the Contract.

Annuity Payment Options

The following Annuity Payment options are available on a Variable basis unless otherwise stated.

Life Annuity with or without Period Certain — This option guarantees Annuity Payments for the lifetime of the Annuitant. If a certain period is selected (10, 15 or 20 years), Annuity Payments are guaranteed until the end of the period selected.

Under the Life without Period Certain option, it is possible that only one Annuity Payment will be made if the Annuitant’s death occurs before the due date of the second Annuity Payment. This option usually provides the largest Annuity Payments. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. Guaranteed Annuity Payments cannot extend beyond the life expectancy of the Annuitant, as defined by the IRC.

With the Life annuity without Period Certain option on a fixed payment basis, You may elect a Cash or Installment Refund at Death option or an Increase option. With a life annuity with a 10, 15 or 20 year period certain option on a fixed payment basis, You may elect an Increase option.

Joint and Survivor Life Annuity — This option provides lifetime Annuity Payments during the lifetimes of two Annuitants. After one Annuitant dies, the Annuity Payments will continue during the lifetime of the survivor based on the survivor percentage elected (i.e., 100%, 50%, 66 2/3%). The Annuity Payments cease after the last payment paid prior to the survivor’s death. It could be possible for only one payment to be made under this option if both Annuitants die before the due date of the second payment. After the first Annuity Payment has been made, this Annuity Payment option cannot be changed and withdrawals cannot be made. With the Joint and Survivor Annuity on a fixed payment basis, You may elect an Increase option. With the Joint and 100% Survivor Annuity on a fixed payment basis, You may elect an Increase option or the Installment Refund at Death option.

Income for Specified Period — This option provides Annuity Payments for a specified period not less than one year nor exceeding 30 years; however, payments may not extend beyond the life expectancy of the Contract Owner, as defined by the IRC. This option is available on a fixed payment basis only.

You may elect whether to have the right to make withdrawals. If You elect not to have the right to make withdrawals, (1) You may elect an Increase option and (2) after the Annuity Date, this Annuity Payment option cannot be changed.

If You elect to have the right to make withdrawals, You may change this Annuity Payment option after the Annuity Date. Any change or withdrawal of Annuitized Value You make may affect any subsequent Annuity Payments and may have tax consequences. Surrender Charges may apply. To determine the Surrender Charge rate, Contract Years are counted from the original effective date of the accumulation Contract. If You surrender the Annuitized Value applied to this Annuity Payment option, Annuity Payments will cease and the Contract will terminate. Thereafter, HMLIC will be free of any liability for the terminated Contract.

33

Other Income Options — If the Contract Owner does not wish to elect one or more Annuity Payment options, the Contract Owner may:

a.	receive the proceeds in a lump sum less any applicable Surrender Charges, or

b.	leave the Contract with HMLIC and receive the value under any applicable required minimum distribution requirements of IRC Section 401(a) (9), see “Taxation of Qualified Contracts — Required Minimum Distributions,” or

c.	elect any other option that HMLIC makes available.

Amount of Fixed and Variable Annuity Payments

In general, the dollar amount of Annuity Payments under the Contract depends on Annuitized Value. The value of each Subaccount is determined by multiplying the number of Accumulation Units credited to each Subaccount within the Contract by its respective Accumulation Unit Value.

Annuitized Value may be more or less than the amount of Net Premium payments allocated to the Contract.

Fixed Annuity Payments — The amount of each payment under a Fixed Annuity Payment option is determined as described in the Contract. These guaranteed payments will not change except in the case of certain joint and survivor Annuity Payment options and Annuity Payment options with an Increase option. Higher Annuity Payments may be made at the sole discretion of HMLIC.

Variable Annuity Payments — If You choose to receive Variable Annuity Payments, the dollar amount of Your payment will depend on: (i) Your Annuitized Value that is used to purchase Variable Annuity Payments on the Annuity Date; (ii) the assumed interest rate for the Contract (here 2%); and (iii) the performance of the Subaccounts You have selected. The amount of the first monthly Variable Annuity Payment is determined as described in the Contract. The amount of the first monthly Variable Annuity payment varies with: the form of income option payment selected and adjusted age of the Annuitant(s).

The first monthly Variable Annuity Payment is used to calculate the number of Variable Annuity Units for each subsequent monthly Annuity Payment. The number of Variable Annuity Units remains constant over the payment period except when a joint and survivor option is chosen. In those cases, the number of Variable Annuity Units will be reduced upon the death of either Annuitant to the survivor percentage elected.

The amount of monthly Annuity Payments following the first Variable Annuity Payment varies from month to month. Annuity Payments are determined each month by multiplying the Variable Annuity Units by the applicable Variable Annuity Unit Value at the date of payment.

Assumed Interest Rate

The assumed interest rate for the Contracts is 2%. The investment multiplier is one divided by the sum of one plus the assumed interest rate and the mortality and expense risk fee, adjusted to a monthly rate.

Annuity Unit Value

The Annuity Unit Value for each Subaccount was initially established at $10.00.

•

The current Variable Annuity Unit Value is equal to the prior Variable Annuity Unit Value on the Valuation Date when payments were last determined, multiplied by the applicable net investment factor. This factor is computed by dividing the net asset value of a share of the Underlying Fund on the current Valuation Date, plus any dividends or other distributions, by the net asset value of a share on the Valuation Date of the preceding Valuation Period, and multiplying this result by the investment multiplier.

•

If the net investment factor is equal to one, then monthly payments from that Subaccount will remain level. If the net investment factor is greater than one, the monthly payments from that Subaccount will increase. Conversely, if the net investment factor is less than one, the payments from that Subaccount will decrease.

Not all Subaccounts may be available for Annuity Payments.

34

Misstatement of Age or Sex

If the age or sex of the Annuitant has been misstated, any Annuity Payment amount shall be adjusted to reflect the correct information. Any overpayments that have been made will be deducted from future payments, including interest not to exceed 6% per year. Any underpayments will include not more than 6% interest to be paid in one sum to the Contract Owner if living, otherwise to the beneficiary.

Modification of the Contract

The Contract provides that it may be modified by HMLIC to maintain continued compliance with applicable state and federal laws. Contract Owners will be notified of any modification. Only officers designated by HMLIC may modify the terms of the Contract.

HMLIC reserves the right to offer Contract Owners, at some future date and in accordance with the requirements of the Investment Company Act of 1940, the option to direct their Net Premium payments to a Subaccount within the Separate Account other than one or more of those currently offered. If shares of the Underlying Funds are not available for purchase by the Separate Account, or if in the judgment of HMLIC further investment in these shares is no longer appropriate in view of the purposes of the Separate Account or Subaccount, then (i) shares of another portfolio may be substituted for the Underlying Fund shares held in the affected Subaccount and/or (ii) payments received after a date specified by HMLIC may be applied to the purchase of shares of another portfolio. No substitution will be made without prior approval of the Securities and Exchange Commission and any required Contract Owner approvals. Any substitution would be for shares of a portfolio with investment objectives similar to those of the Underlying Fund it replaces.

Individual Product Information

Variable Solutions II — Individual Flexible Premium Deferred Variable Annuity (This product is no longer available for sale.) (IC-450000)

Minimum contribution	$25 per month.
Annual maintenance fee	$25 per year. This fee will not be charged if the Total Accumulation Value equals or exceeds $10,000.
M&E fee	1.25%
Death benefit	The beneficiary will receive the greater of: 1. the Total Accumulation Value; or 2. the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.

Surrender Charges During Contract Year	Surrender Charge
1	8.0%
2	7.5%
3	7.0%
4	6.0%
5	5.0%
6	4.0%
7	3.0%
8	2.0%
9	1.0%
Thereafter	0.0%

35

Maximum Solutions II — Individual Flexible Premium Deferred Variable Annuity (This product is only available for sale to Qualified Plans). (IC-451000)

Minimum contribution	$50,000
Annual maintenance fee	None
M&E fee	0.95%
Death benefit

If the Contract Owner dies prior to the attainment of age 70, the beneficiary will receive the greater of:

1.      the Total Accumulation Value; or

2.      the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance, accumulated at 3 percent annually.

If the Contract Owner dies after the attainment of age 70, the beneficiary will receive the greater of:

1.      the Total Accumulation Value; or

2.      the Net Premium paid, less the Net Premium attributable to any withdrawals and any outstanding loan balance.

Surrender Charges During Contract Year	Surrender Charge
1	7.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7	1.0%
Thereafter	0.0%

Tax Consequences

The following discussion of federal income tax consequences is only a brief summary and is not intended as tax advice. The tax rules governing the provisions of annuity contracts are extremely complex, often difficult to comprehend and may be changed at any time. This discussion does not address special rules, prior tax laws, gift, estate/transfer taxes, or state tax laws. A Contract Owner or a prospective Contract Owner should consult a qualified and competent tax advisor before taking any action that could have tax consequences.

In addition, a Contract Owner or a prospective Contract Owner considering purchase of an annuity contract for a Qualified Retirement Plan should understand that purchasing the Contract as an investment vehicle for the qualified plan does not provide any additional tax advantage beyond that already available through the qualified plan.

Tax Treatment of the Company and Status of the Contracts

Separate Account — The operations of the Separate Account form part of the operations of HMLIC and do not constitute a type of taxable entity distinct from Our other operations. Under present law, no federal income tax will be payable by HMLIC on the investment income and capital gains of the Separate Account if certain conditions are met.

Diversification Requirements — The IRC requires that the investments of the Separate Account be “adequately diversified” under Section 817(h) in order for the Contracts to be treated as annuity contracts for federal income tax purposes. Provided the investments of the Underlying Funds continue to meet the diversification requirements of IRC Section 817(h), the Contract Owner will not pay federal income tax on the investment income and capital gains under a Contract until Annuity Payments begin or a surrender or withdrawal is made. The Separate Account intends to comply with these diversification requirements.

Contract Owner Control — In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts because of their ability to direct their investments to particular subaccounts of a separate account. When this is the case, the Contract Owners have been currently taxed on income and gains attributable to the variable account assets. There is limited guidance in this area, and some

36

features of Our Contracts, such as the flexibility of a Contract Owner to allocate premium payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published guidance. While We believe the Contracts do not give the Contract Owners investment control over Separate Account assets, We reserve the right to modify the Contracts as necessary to prevent a Contract Owner from being treated as the owner of the Separate Account assets supporting the Contract.

Required Distributions upon Death of the Contract Owner — To be treated as an annuity contract for federal income tax purposes, IRC Section 72(s) requires any Non-Qualified Contract to contain certain provisions specifying how interest in the Contract will be distributed in the event of the death of the Contract Owner. Specifically, IRC Section 72(s) requires that (a) if any owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner’s death. These requirements will be considered satisfied as to any portion of a Contract Owner’s interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner’s death. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the Contract may be continued with the surviving spouse as the new owner.

Our Contracts contain provisions that are intended to comply with these IRC requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Contracts sold or issued as Qualified Contracts and are discussed further below.

Foreign Tax Credits — We may benefit from any foreign tax credits attributable to taxes paid by certain Underlying Funds to foreign jurisdictions to the extent permitted under federal law.

General Federal Income Tax Provisions

Deductibility of Premium Payments — Premium payments made to Non-Qualified Contracts are not deductible from current taxable income. Under certain circumstances premium payments made to Qualified Contracts may be excludible or deductible from current taxable income.

Pre-Distribution Taxation of Contracts — Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC. However, certain assignments or pledges of a Contract or loans under a Contract may be treated as distributions and accelerate the taxability of investment earnings.

Premature Distribution Tax — In the case of a distribution from a Contract, there may be imposed an additional tax (penalty tax) equal to 10% (25% for SIMPLE IRAs during the first two years) of the amount treated as income. In general, however, there is no penalty tax on distributions:

•	made on or after the Contract Owner reaches age 59 1/2;
•	made on or after the death of a Contract Owner;
•	attributable to the Contract Owner becoming disabled; or
•	made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the Contract Owner.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. You should consult a tax advisor with regard to exceptions from the penalty tax.

Annuity Payments — Although tax consequences may vary depending on the payout option elected under a Contract, some or all of each Annuity Payment is generally taxed as ordinary income, while a portion may not be taxed. The determination of the amount of each Annuity Payment that is subject to current tax depends upon the type of Contract and Your particular circumstances.

Death Benefits — Amounts may be distributed from a Contract because of the death of the Contract Owner. Such death benefits are not life insurance benefits. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as withdrawals from the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as Annuity Payments.

37

Non-Natural Person — If a non-natural person (e.g., a corporation or a trust) owns a Contract, investment earnings are generally not deferred until distributed but subject to tax each year. There are exceptions to this rule, and if you are considering purchasing a Contract on behalf of a corporation, trust, or other entity that is not a natural person, You should discuss the tax consequences with a competent tax advisor.

Contract Transactions — A transfer or assignment of ownership of a Contract, the designation of an Annuitant, the selection of certain Annuity Dates, or the exchange of a Contract may result in certain tax consequences to You that are not discussed herein. In addition, a transfer or assignment of a Contract that is a Qualified Contract is generally prohibited. A Contract Owner contemplating any such transaction should consult a tax advisor as to the tax consequences.

Withholding — Mandatory federal income tax is required to be withheld at the rate of 20% on eligible rollover distributions from Qualified Contracts. Exceptions to this rule include: distributions from traditional IRAs or Roth IRAs, non-taxable distributions, a direct rollover or direct transfer to an eligible retirement plan, periodic payments over the Contract Owner’s life expectancy or the joint life expectancy of the Contract Owner and the beneficiary, periodic payments over a period of ten years or more, required minimum distributions, and hardship distributions.

For all amounts not subject to the mandatory 20% withholding, federal income tax is generally required to be withheld unless the Contract Owner elects not to have federal income tax withheld. For periodic payments (Annuity Payments), the withholding is calculated similar to wage withholding. For all other payments withholding is at the rate of 10%. For periodic payments, HMLIC will notify the Contract Owner at least annually of his or her right to revoke the election not to have federal income tax withheld. State and/or local tax withholding may also apply.

Same-Sex Marriage — Current federal tax law recognizes individuals of the same sex as lawfully married if such marriage was validly entered into in a state whose laws authorize the marriage of two individuals of the same sex. Federal tax law does not recognize domestic partnerships, civil unions or other similar formalized relationships at this time. The right of a spouse to continue a Contract and all Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. Consequently, a prospective or current Contract Owner who has entered into or is contemplating a domestic partnership or civil union should be aware that the rights of a spouse under the spousal continuation provisions of a Contract may not be available to such partner.

Taxation of Non-Qualified Contracts

Generally all or a portion of any distribution from a Non-Qualified Contract will be taxable as ordinary income. The amount will be dependent upon the type of distribution and the “investment in the contract”. The investment in the contract is generally the total of all premium payments and represents the portion of the Contract already taxed. The investment in the Contract is reduced by the portion of a withdrawal or other distribution not taxed. The remaining portion of the Contract is investment earnings, which have not yet been taxed.

Withdrawals — If a withdrawal of less than the entire value of a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to current income tax up to the amount of the investment earnings in the Contract. For Contracts issued before August 14, 1982, the rules for determining the portion of any withdrawal that is treated as ordinary income subject to current income tax are different and You should consult with a tax advisor.

In the case of a withdrawal of the entire value of the Contract (a surrender), the amount received generally will be subject to current income tax only to the extent it exceeds the Contract Owner’s “investment in the contract”.

Annuity Payments — For Annuity Payments received under a Non-Qualified Contract a portion of each Annuity Payment will consist of both a return of the investment in the contract and investment earnings. The portion considered excludible from taxable income, or a return of the investment in the contract, is determined by the ratio of the total amount of the investment in the contract to the “expected return” under the Contract (exclusion ratio). Generally, the expected return is the total amount that can be expected to be received under the Contract. The calculation of the expected return will vary depending upon the payout options selected and ages of the Annuitants. When the investment in the contract has been recovered all future Annuity Payments will be fully taxable. For Annuity Payments that began before January 1, 1987, the exclusion ratio will apply to all payments received.

Partial Annuitization — If a portion of the account value of a Non-Qualified Contract is applied to purchase Annuity Payments and the Contract meets certain rules, that portion will be treated as a separate Contract with a pro-rata allocation of the investment in the contract and a separate Annuity Date for purposes of determining the income taxation of the Annuity Payments. The Annuity Payments must be made over a period of 10 years or more, or over the life expectancy of one or more Annuitants. The partial annuitization will be subject to income tax as discussed in the previous paragraph.

38

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Non-Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income.

Certain payments may be exempt from the penalty tax, such as payments made: 1) after age 59 1/2, 2) as the result of death or disability, 3) under an immediate annuity contract, and 4) that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and a beneficiary.

Required Minimum Distributions Upon Death of the Contract Owner — The beneficiary of a Non-Qualified Contract is generally required to take certain required minimum distributions upon the death of the Contract Owner. Specifically, if the Contract Owner dies on or after the Annuity Date the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of the Contract Owner’s death. If the Contract Owner dies prior to the Annuity Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner’s death. There are two exceptions to the five-year rule: payments over the life expectancy, or a period not exceeding the life expectancy, of the designated beneficiary provided the payments begin within one year of the Contract Owner’s death, or, if the beneficiary is the surviving spouse, the spouse may treat the Contract as his or her own and continue the Contract. The designated beneficiary refers to a natural person designated by the Contract Owner as a beneficiary to receive the death benefit under the Contract.

Required Minimum Distribution Excise Tax — If the amount distributed from a Non-Qualified Contract is less than the required minimum distribution for the year, the beneficiary is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Multiple Contracts — All non-qualified deferred annuity contracts that are issued by Us (or Our affiliates) after October 21, 1988 to the same Contract Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Contract Owner’s income when a taxable distribution occurs.

Exchanges — Exchanges of Non-Qualified Contracts are an assignment of the accumulation in the Contract to another issuer and if completed in accordance with federal tax rules would not be includable in income until they are ultimately paid out to the Contract Owner.

Net Investment Income Tax — A net investment income tax of 3.8% applies to all or part of a taxpayer’s net investment income when certain thresholds are met. Net investment income includes interest, dividend, and annuity income. However, distributions from Qualified Contracts are excluded from net investment income. The tax is assessed against the lesser of net investment income or the amount of modified adjusted gross income that exceeds $200,000 for single taxpayers and those filing as Head of Household, $250,000 for married taxpayers filing jointly and $125,000 for married taxpayers filing separately.

Taxation of Qualified Contracts

Qualified Retirement Plans receive tax-favored treatment under provisions of the IRC. Purchasing a Contract as an investment vehicle for a Qualified Retirement Plan does not provide any additional tax advantage beyond that already available through the qualified plan. In addition, Qualified Contracts issued under IRC Sections 403(b), 457(b), and 401 are subject to the terms of the employer’s plan, which may limit rights and options otherwise available under the Contract.

Contributions — Premium payments made to Qualified Contracts are generally not subject to current income tax at the time they are made. This includes salary reduction amounts made under a salary reduction agreement and non-elective contributions made by Your employer. The exceptions to this are contributions to Roth IRA’s, the amount of salary reductions designated as a Roth contribution (discussed below), and traditional IRA contributions determined to not be deductible. These contributions are all subject to income tax in the year they were made. Investment earnings credited to the Contract Owner’s account are generally not subject to current income tax until such amounts are distributed as defined by the IRC and the employer’s plan, if applicable. Distributions of investment earnings attributable to amounts from a Roth IRA or a designated Roth account may not be subject to income tax if certain conditions are met.

Section 403(b), 457(b), and 401(k) Qualified Retirement Plans are allowed to establish Designated Roth accounts within their plans. If this feature is included in the plan, the Contract Owner can designate some or all of his/her salary reduction contributions as Designated Roth contributions resulting in those designated amounts being includable in the Contract Owner’s income in the year they were made and subject to all wage withholding requirements.

39

Designated Roth contributions, combined with other salary reduction contributions, are subject to the annual limits discussed under the “Section 403(b) Tax-Deferred Annuity”, “457(b) Eligible Governmental Plan”, and “Section 401” sections, below. Designated Roth contributions are also subject to the same distribution restrictions and required minimum distributions as all other contributions in the plan.

A 403(b), 457(b), or 401(k) Qualified Retirement Plan may allow amounts in non-Roth accounts that are eligible for distribution to be converted to Designated Roth accounts. In addition, plans may also allow conversion of amounts that are not eligible for distribution. Amounts converted to a Designated Roth account are taxable as ordinary income in the year of conversion, but are not subject to the 10% penalty tax. However, if there is a distribution of these amounts within the next 5 years they may be subject to a recapture of the 10% penalty tax.

Withdrawals — If a withdrawal of a portion or all (surrender) of the value of a Qualified Contract occurs, the entire amount received will be treated as ordinary income subject to current income tax unless the Contract Owner has an “investment in the contract.” The investment in the contract is the total of all contributions with the exception of those that were excludible or deductible from income at the time made and represents the portion of the Contract already taxed. When there is an investment in the contract, the amount of the withdrawal not subject to income tax is based upon the ratio of the investment in the contract to the total value immediately before the distribution.

For withdrawals from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract if the distribution is a qualified distribution, earnings are not subject to income tax. A distribution from a Designated Roth account in a 403(b), 457(b), or 401(k) Contract is considered qualified if it is made more than five years after establishment of the account and made on or after the Contract Owner attains age 59 1/2, dies or becomes disabled. A distribution from a Roth IRA is considered qualified if it is made at least five years after issuance of the Contract Owner’s first Roth IRA and after the Contract Owner attains age 59 1/2, dies or becomes disabled, or is eligible for a qualified first-time homebuyer distribution. In addition, a Roth IRA Contract Owner may receive a distribution of after-tax contributions at any time.

Loans, if not made within certain terms of the IRC, will be treated as distributions. Loans from Sections 403(b), 457(b), and 401(k) plans will generally not be treated as distributions if the terms of the loan require repayment within five years (except loans to acquire a home), the terms of the loan require substantially level payments over the term of the loan, the loan amount does not exceed $50,000 or 50% of the value of the Contract if less, and the terms of the loan are evidenced by a legally enforceable agreement. The IRC does not permit loans from IRAs, Roth IRAs, SIMPLEs, or SEPs.

Annuity Payments — Annuity Payments received under a Qualified Contract will be treated as ordinary income subject to tax unless the Contract Owner has an investment in the contract. If the Contract Owner has an investment in the contract some portion of each Annuity Payment will be treated as ordinary income subject to tax based upon IRC Section 72 rules, the payment options selected, and age(s) of the Annuitant(s).

Annuity Payments from Roth IRAs or Designated Roth accounts in a 403(b), 457(b), or 401(k) Contract will not be subject to income tax if they are qualified distributions as defined above.

Rollovers — A rollover, including a direct rollover, is a distribution (cash or other assets) from an eligible retirement plan followed by a contribution to another eligible retirement plan and is not subject to current income tax. Distributions that include amounts already included in income (after-tax) can be rolled over but must occur via a direct rollover with separate accounting in the new retirement plan. A direct rollover is a transaction in which no payment or distribution of funds is made to the Contract Owner or other payee. Distributions that are properly rolled over are not includable in income until they are ultimately paid out of the new contract. For Section 403(b), 457(b) and 401 Contracts only amounts eligible for distribution can be rolled over.

Beginning in 2015 only one indirect rollover from an IRA to another, or the same, IRA can be made in any 12-month period. The limit will be applied by aggregating all individual IRAs, including Traditional, Roth, SEP and SIMPLE. Trustee-to-trustee or issuer-to-issuer transfers are not limited, and conversions of Traditional IRAs to Roth IRAs are not limited.

Amounts under a Section 403(b) plan can be rolled over to another 403(b) plan, a traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. Amounts in a Designated Roth account of a Section 403(b) plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, a 457(b) governmental plan or a Section 401(k) plan, or to a Roth IRA.

Amounts under a traditional IRA can be rolled over to a Section 403(b) plan, another traditional IRA, a SEP IRA, an eligible Section 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan. After-tax contributions in a traditional IRA can only be rolled over into another IRA.

40

Amounts under a SIMPLE IRA can only be rolled over to another SIMPLE IRA during the first two years of participation. Thereafter, a SIMPLE IRA can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, a Section 457 (b) plan (provided it agrees to separate accounting), or a Section 401 plan.

Amounts under a SEP IRA can be rolled over to a Section 403(b) plan, a traditional IRA, another SEP IRA, an eligible 457(b) governmental plan (provided it agrees to separate accounting), or a Section 401 plan.

Amounts under a Roth IRA can be rolled over to another Roth IRA.

Amounts under an eligible Section 457(b) governmental plan can be rolled over to a Section 403(b) plan, a traditional IRA, a SEP IRA, another eligible Section 457(b) governmental plan, or a Section 401 plan. Amounts in a Designated Roth account of a 457(b) governmental plan can only be rolled over to another Designated Roth account of a Section 403(b) plan, another Section 457(b) governmental plan, or a Section 401(k) plan, or to a Roth IRA.

Amounts under a Section 401 plan can be rolled over to a 403(b) plan, a traditional IRA, a SEP IRA, a Section 457(b) governmental plan (provided it agrees to separate accounting) or another Section 401 plan.

Beneficiaries may also make rollovers. If the beneficiary is the surviving spouse, the amount may be rolled over to his or her own eligible retirement plan, provided the plan accepts rollover contributions, to his or her own IRA or to an inherited IRA. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA or Roth IRA if from a decedent’s Roth 403(b), Roth 457(b), or Roth 401(k), which is subject to the inherited IRA minimum distribution rules.

Transfers and Exchanges — For Qualified Contracts, with the exception of Section 403(b) tax deferred annuities, a trustee-to-trustee or issuer-to-issuer transfer is a tax-free transfer from one Qualified Contract to a similar Qualified Contract that does not involve a distribution. Amounts that are properly transferred are not includable in income until they are ultimately paid out of the Contract.

For a Section 403(b) tax deferred annuity, a transfer is the movement of all or some portion of the balance in the 403(b) annuity from one employer’s 403(b) plan to another employer’s 403(b) plan, and an exchange is the movement of all or some portion of the balance in a 403(b) annuity between investment providers in the same employer’s 403(b) plan. You should consult with a tax advisor for additional guidance on transfers and exchanges.

Premature Distribution Tax — An additional tax (penalty tax) may also apply to premature distributions from a Qualified Contract. A premature distribution is generally any distribution made before the Contract Owner reaches age 59 1/2. The penalty tax is 10% of the amount of the payment that is includable in income. The penalty tax increases to 25% for distributions from a SIMPLE IRA if made within the first two years of participation. The penalty tax does not apply to conversions of traditional IRAs or other eligible retirement plans to Roth IRAs and most distributions from Section 457(b) plans. However, it will apply if converted amounts are distributed during the five-year period beginning with the year of conversion.

Certain payments may be exempt from the penalty tax depending on the type of Qualified Contract such as payments made: 1) after 59 1/2, 2) as the result of death or disability, 3) that are part of a series of substantially equal periodic payments over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and beneficiary, 4) after separation from service and attainment of age 55, 5) for medical care, 6) under a qualified domestic relations order (QDRO), 7) to correct excess contributions, and/or deferrals, and 8) in limited circumstances, to a reservist called to active duty after September 11, 2001. If the Contract is a traditional IRA or Roth IRA, the exceptions above related to separation from service and qualified domestic relations order do not apply and there are additional exceptions, which include a payment made: 1) for reimbursement of health insurance while the Contract Owner was unemployed, 2) for qualified education expenses, and 3) for a qualified first-time home purchase.

Required Minimum Distributions — The Contract Owner of a Qualified Contract (other than a Roth IRA) is generally required to take certain required minimum distributions during the Contract Owner’s life, and the beneficiary designated by the Contract Owner is required to take the balance of the Contract value within certain specified periods following the Contract Owner’s death. Roth IRAs are not subject to the lifetime required minimum distribution requirements but are subject to the after-death distributions requirements described below.

The Contract Owner must take the first required minimum distribution by the required beginning date and subsequent required minimum distributions by December 31 of each year thereafter. Payments must be made over the life or life expectancy of the Contract Owner or the joint lives or joint life expectancy of the Contract Owner and the beneficiary. The amount of the required minimum distribution depends upon the Contract value and the applicable life expectancy. The required beginning date

41

for traditional IRAs, SEPs, and SIMPLE IRAs is no later than April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2. The required beginning date for Section 403(b) plans, Section 457(b) plans, and Section 401 plans is the later of April 1 of the calendar year following the calendar year in which the Contract Owner attains age 70 1/2 or retires.

Upon the death of the Contract Owner, the beneficiary must take distributions under one of the following two rules:

1.	If the Contract Owner dies on or after the required beginning date and has designated a beneficiary, any remaining balance will continue to be distributed at least as rapidly as under the method of distribution in effect as of the Contract Owner’s date of death.

2.

If the Contract Owner dies before the required beginning date, the balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the Contract Owner’s death. If the beneficiary is the spouse, the spouse may defer payments until the end of the calendar year in which the Contract Owner would have reached age 70 1/2 or in the case of an IRA, treat the IRA as his or her own and roll over the Contract to a traditional IRA or any other eligible retirement plan. If the Contract value is payable to a beneficiary other than a spouse, it may be paid over the life expectancy of that beneficiary, provided distributions begin by December 31 of the calendar year following the year of the Contract Owner’s death. If the beneficiary is not the spouse, the beneficiary may make a direct rollover to an IRA that meets the IRS requirements of an ‘inherited IRA’.

Required Minimum Distribution Excise Tax — If the amount distributed from a Qualified Contract is less than the required minimum distribution for the year (discussed above), the Contract Owner is generally subject to a nondeductible excise tax of 50% on the difference between the required minimum distribution and the amount actually distributed.

Contribution Limitations and General Requirements Applicable to Qualified Retirement Plans

All contributions to Qualified Retirement Plans are subject to annual limitations imposed by the IRC and discussed below for each type of Qualified Retirement Plan. Employer contributions are subject to additional limitations and are not discussed here. In addition, employer sponsored retirement plans, such as Section 403(b), Section 457(b) Eligible Governmental, and Section 401, may impose restrictions on distributions other than those provided by the IRC.

Section 403(b) Tax-Deferred Annuity — A Section 403(b) tax-deferred (or tax-sheltered) annuity Contract is available for employees of public schools and certain organizations tax-exempt under Section 501(c)(3). Salary reduction contributions are limited to the lesser of $18,000 for 2015 or 100% of income. A special catch-up contribution is available to certain Contract Owners who have 15 years of service with his or her current employer. Additional catch-up amounts, $6,000 for 2015 may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction contribution and additional amount if You are age 50 or older are indexed for inflation in future years. Employer contributions are allowed with additional limitations. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth Contributions (Roth 403(b)). Roth 403(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 403(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 403(b) contributions which are included in income in the year contributed. Distributions from Section 403(b) annuities generally cannot be made until the Contract Owner attains age 59 1/2. However, exceptions to this rule include severance from employment, death, disability and hardship and, generally, the balance in the Contract as of December 31, 1988. Section 403(b) annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 403(b) annuities are subject to the required minimum distribution rules.

Section 408 Traditional IRA — Annual contributions (other than rollover contributions) to a traditional IRA are limited to $5,500 for 2015 for both an individual and the spouse. Additional catch-up contributions, up to $1,000 for 2015, may be made if the Contract Owner is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contribution limits to a traditional IRA are coordinated with Roth IRA contributions. Contributions cannot be made after age 70 1/2 (this limitation does not apply to Roth IRAs). The amount of any annual contribution that will be deductible from gross income is based upon the individual’s compensation, coverage under a retirement plan, and marital status. For 2015, if the Contract Owner of the traditional IRA Contract is an active participant in another eligible retirement plan the deduction phases out when adjusted gross income (“AGI”) is between $61,000 to $71,000 for single filers and between $98,000 to 118,000 for married individuals filing jointly and between $0 and $10,000 for married filing separately. If the Contract Owner is not an active participant in an employer’s retirement plan but the Contract Owner’s spouse is, the deduction phases out when AGI is between

42

$183,000 to 193,000. Traditional IRA accumulations may be eligible for a tax-free rollover to another eligible retirement plan or transfer to another traditional IRA (subject to the one rollover per year limitation discussed earlier under “Rollovers”). Traditional IRAs are subject to required minimum distribution rules.

Roth IRA — Annual contributions to a Roth IRA are limited to $5,500 for 2015 for both the individual and the spouse. An additional catch-up contribution, up to $1,000 for 2015, is allowed if the individual is age 50 or older. Both the annual and catch-up contribution limits are indexed for inflation in future years. Contributions to a traditional IRA are coordinated with Roth IRA contributions. The annual contribution has additional limitations based upon the Contract Owner’s income and marital status. The annual contribution maximum is phased out when AGI is between $116,000 and $131,000 for single taxpayers and those taxpayers filing Head of Household, between $183,000 and $193,000 for married taxpayers filing jointly and between $0 and $10,000 for married taxpayers filing separately. Contributions to a Roth IRA are not deductible and if the Contract Owner has held any Roth IRA for more than five years, certain qualified distributions are not includable in income (e.g., distributions made to a Contract Owner reaching age 59 1/2 or becoming disabled). Traditional IRAs, SEP IRAs and SIMPLE IRAs (after 2 years of participation in a SIMPLE IRA) and other retirement plans can generally be converted to a Roth IRA. The converted amount is includable in income in the year of conversion. Roth IRAs can only be rolled over to other Roth IRAs (subject to the one rollover per year limitation discussed earlier under “Rollovers”). If certain requirements are met, it may be possible to recharacterize a Roth IRA contribution as a traditional IRA contribution. Roth IRAs are not subject to the required minimum distribution rules.

Savings Incentive Match Plan for Employees (SIMPLE IRA) — If the Contract is used for a SIMPLE IRA, the salary reduction limitation is $12,500 for 2015 and is indexed for inflation in future years. As with traditional IRAs, additional contributions are allowed for individuals age 50 and older, $3,000 for 2015. Employer contributions are also required and are coordinated with other Qualified Retirement Plan contribution limitations. SIMPLE IRAs can accept rollovers only from other SIMPLE IRAs. Rollovers from SIMPLE IRAs are similar to traditional IRAs except that rollovers during the first two years of participation are limited to other SIMPLE IRAs. Required minimum distribution rules apply the same as for traditional IRAs.

Simplified Employee Pension (SEP) — If the Contract is used for a SEP IRA plan and the Contract Owner has elected to make traditional IRA contributions, the same limitations regarding maximum contributions and deductibility apply as those described above under traditional IRAs. If the SEP is offered under a salary reduction basis (SARSEP), the limitation for salary reduction contributions is $18,000 for 2015. The additional catch-up amount, up to $6,000 for 2015, may be contributed if the individual is age 50 or older. Both the annual and catch-up contributions are indexed for inflation in future years. New SARSEPs are not permitted after 1996, however, those in effect before 1997 may continue. Employer contributions are allowed subject to additional limitations and must be coordinated with other eligible retirement plan limitations. SEP IRA plans are subject to certain minimum participation and nondiscrimination requirements. Contributions and earnings are not includable in income until distributed. Rollover and required minimum distribution rules apply the same as for traditional IRAs.

Section 457(b) Eligible Governmental Plan — A Section 457(b) deferred compensation plan is available for employees of eligible state or local governments. Salary reduction amounts are limited to the lesser of $18,000 for 2015 or 100% of includable compensation. Additional catch-up amounts, up to $6,000 for 2015, may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. An additional special catch-up contribution is allowed in the three years of employment before attaining normal retirement age as stated in the employer’s plan. If permitted by Your retirement plan, some or all of Your salary reduction contributions may be treated as Designated Roth contributions (Roth 457(b)). Roth 457(b) contributions are salary reduction contributions that are irrevocably designated by You as not being excludable from income. Roth 457(b) contributions and related earnings will be accounted for separately. Contributions and earnings are not included in the Contract Owner’s income until distributed with the exception of Roth 457(b) contributions which are included in income in the year contributed. Distributions are not generally allowed until the Contract Owner reaches age 70½ except for severance from employment, an unforeseeable emergency, or severe financial hardship. Section 457(b) annuity contract accumulations can be rolled over or transferred to other Section 457(b) eligible governmental plan contracts or an eligible retirement plan. Section 457(b) annuity contracts are subject to the required minimum distribution rules.

Section 401 — Section 401 permits employers to establish various types of retirement plans (e.g., pension, profit sharing, 401(k) plans) for their employees. Retirement plans established in accordance with Section 401 may permit the purchase of annuity contracts to provide benefits under the plan. In order for a retirement plan to be considered qualified under Section 401 it must: meet certain minimum standards with respect to participation, coverage and vesting; not discriminate in favor of highly compensated employees; provide contributions or benefits that do not exceed certain limitations; prohibit the use of plan assets for

43

purposes other than the exclusive benefit of the plan participant and their beneficiaries covered by the plan; comply with certain minimum distribution requirements; provide for certain spousal survivor benefits; and comply with numerous other qualification requirements. A retirement plan qualified under Section 401 may be funded with employer contributions, employee contributions, or a combination of both. Employee contributions may be made pre-tax (under a salary reduction agreement) or on an after-tax basis. Salary reduction amounts for traditional 401(k) plans are limited to the lesser of $18,000 for 2015 or 100% of includable compensation. Additional catch-up amounts, up to $6,000 for 2015 may be contributed if the Contract Owner is age 50 or older. Both the maximum salary reduction amount and additional amount if You are age 50 or older are indexed for inflation in future years. If permitted by Your plan, some or all of salary reduction contributions made to 401(k) plans may be treated as Designated Roth contributions (Roth 401(k)). Roth 401(k) contributions are salary reduction contributions that are irrevocably designated by you as not being excludable from income. Roth 401(k) contributions are includable in income in the year contributed. Distributions are generally not allowed prior to retirement and You should consult Your employer’s plan for additional information. Section 401 annuity Contract accumulations may be eligible for a tax-free rollover to an eligible retirement plan. Section 401 annuities are subject to the required minimum distribution rules.

Federal Estate Taxes

While no attempt is being made to discuss the federal estate tax implications of the Contract, purchasers of annuity contracts should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor and/or a tax advisor for more information.

Gift and Generation-skipping Transfer Tax

The Gift and Generation-skipping Transfer Tax may apply when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Contract Owner. In addition, regulations issued under the IRC may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the Internal Revenue Service. Consult a tax advisor for more information.

Annuity Purchases by Nonresident Aliens and Foreign Corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers who/that are U.S. citizens or residents. Annuity contract purchasers who/that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the annuity contract purchaser’s country of citizenship or residence. Prospective annuity contract purchasers are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation with respect to an annuity contract purchase.

Possible Tax Law Changes

Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation, or otherwise. Consult a tax advisor with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that Contract Owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

Other Information

Distribution of the Contract — The Contracts are offered and sold by HMLIC through its licensed life insurance sales personnel who are also registered representatives of HM Investors. In addition, the Contracts may be offered and sold through independent agents and other broker-dealers. HMLIC has entered into a distribution agreement with its affiliate, HM Investors, principal underwriter of the Separate Account. HM Investors, located at One Horace Mann Plaza, Springfield, Illinois 62715-0001, is a broker-dealer registered under the Securities Exchange Act of 1934. HM Investors is a member of FINRA and is a wholly-owned subsidiary of Horace Mann Educators Corporation. Sales commissions are paid by HMLIC to HM Investors and other broker-dealers and range from 1.00% to 11.00% of premium payments received. No specific charge is assessed directly to

44

Contract Owners or to the Separate Account to cover the commissions and endorsement-related payments. We do intend to recover the amount of these commissions and other sales expenses and incentives we pay, however, through the fees and charges collected under the Contract and other corporate revenue.

Association Relationships — HMLIC or an affiliate has relationships with various education associations and school administrator associations. Under these relationships, HMLIC or an affiliate may pay the association for certain special functions, advertising, and similar services, including but not limited to the following:

•	Providing HMLIC or an affiliate with access to and opportunities to market its products to association members;

•	Allowing HMLIC or an affiliate to sponsor and promote scholarship and awards programs;

•	Allowing HMLIC or an affiliate to sponsor and/or attend (and market its products at) association meetings, conferences, or conventions; and

•	Allowing HMLIC or an affiliate to conduct workshops for association members.

Certain education associations endorse various insurance products of HMLIC or an affiliate. Neither HMLIC nor any of its affiliates pays any consideration solely in exchange for product endorsements.

Legal Proceedings — HMLIC, like other life insurance companies, is involved on occasion in lawsuits. Although the outcome of any litigation cannot be predicted with certainty, HMLIC believes that no pending or threatened lawsuits are likely to have a material adverse effect on the Separate Account, on the ability of HM Investors to perform under its principal underwriting agreement, or on HMLIC’s ability to meet its obligations under the Contracts.

Registration Statement — A registration statement has been filed with the SEC under the Securities Act of 1933 with respect to the Contract. This prospectus summarizes the material rights granted under and features of the Contract. For a complete statement of the terms thereof, reference is made to these instruments as filed. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits.

Communications to Contract Owners — To ensure receipt of communications, Contract Owners must notify HMLIC of address changes. Notice of a change in address may be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, by calling (800) 999-1030 (toll-free) or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.

HMLIC will attempt to locate Contract Owners for whom no current address is on file. In the event HMLIC is unable to locate a Contract Owner, HMLIC may be forced to surrender the value of the Contract to the Contract Owner’s last known state of residence in accordance with the state’s abandoned property laws.

Contract Owner Inquiries — A toll-free number, (800) 999-1030, is available to telephone HMLIC’s Annuity Customer Service Department. Written questions should be sent to Horace Mann Life Insurance Company, Annuity Customer Service, P.O. Box 4657, Springfield, Illinois 62708-4657 or by accessing HMLIC’s website at horacemann.com and sending a message through the “Message Center” in the “My Account” section.

Forms Availability — Specific forms are available from HMLIC to aid the Contract Owner in effecting many transactions allowed under the Contract. These forms may be obtained by calling the Annuity Customer Service Department toll-free at (800) 999-1030 or may be downloaded from Our secure website at horacemann.com.

Investor Information from FINRA — Information about HM Investors and Your agent is available from FINRA at www.finra.org or by calling (800) 289-9999 (toll-free).

45

Table of Contents for the Statement of Additional Information

A copy of the Statement of Additional Information providing more detailed information about the Separate Account is available, without charge, upon request. The Table of Contents of this Statement of Additional Information follows:

To receive, without charge, a copy of the Statement of Additional Information for the Separate Account, please complete the following request form and mail it to the address indicated below, send it by telefacsimile (FAX) transmission to (877) 832-3785 or telephone (800) 999-1030 (toll-free).

Horace Mann Life Insurance Company

P.O. Box 4657

Springfield, Illinois 62708-4657

Please provide free of charge the following information:

             Statement of Additional Information dated May 1, 2015 for the Separate Account

Please mail the above document to:

(Name)

(Address)

(City/State/Zip)

46

Appendix A: Condensed Financial Information

The following schedules include Accumulation Unit Values for the periods indicated. This data has been taken from the Separate Account financial statements. The information should be read in conjunction with the financial statements of the Separate Account and the related notes that are included in the Statement of Additional Information. Check the “Individual Product Information” section for the “M&E Fee” that applies to Your Contract, and then refer to the appropriate table below.

The Separate Account was established in 1965. The following information is taken from the Separate Account financial statements. The financial statements and reports are contained in the Annual Report for the Separate Account and are incorporated herein by reference and may be obtained by calling or writing HMLIC. The Wilshire VIT Global Allocation Fund commenced operations on January 1, 1983. The Wilshire 5000 Index Fund and the Wilshire Large Company Growth Portfolio were added to the Separate Account on May 1, 2000. The Ariel Fund® and the Ariel Appreciation Fund® were added to the Separate Account on May 1, 2001. The Delaware VIP Smid Cap Growth Series — Service Class (formerly VIP Growth Opportunities Series), Royce Capital Fund Small-Cap Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Goldman Sachs VIT Structured Small Cap Equity Insights Fund, and Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares were added to the Separate Account on June 1, 2004. The T. Rowe Price Equity Income Portfolio VIP II, AB VPS Small/Mid Cap Value Portfolio, AB VPS Small Cap Growth Portfolio, T. Rowe Price Prime Reserve Portfolio, Wilshire Variable Insurance Trust 2015 ETF Fund, Wilshire Variable Insurance Trust 2025 ETF Fund, and Wilshire Variable Insurance Trust 2035 ETF Fund, were added to the Separate Account on May 1, 2006. The Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio was added on May 1, 2008 and the Delaware VIP REIT Series was added on June 2, 2008. The Goldman Sachs VIT Mid Cap Value Fund, Calvert VP S&P MidCap 400 Index, Lazard Retirement US Small-Mid Cap Eq, Fidelity VIP Emerging Markets SC2 and Templeton Global Bond VIP Fund were added to the Separate Account on May 1, 2010. The Ibbotson Conservative ETF Asset Allocation Portfolio (Class II), Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II), Ibbotson Balanced ETF Asset Allocation Portfolio (Class II), Ibbotson Growth ETF Asset Allocation Portfolio (Class II) and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II) were added to Maximum Solutions II on October 1, 2011. The Delaware VIP US Growth Series-Service Class and American Century VP Mid Cap Value Portfolio Class 1 were added to the Separate Account on May 1, 2012. The Lord Abbett Series Developing Growth Portfolio was added to the Separate Account on May 1, 2013. The American Funds IS New World Fund, American Funds IS Managed Risk Asset Allocation Fund, American Funds IS Growth Fund and American Funds IS Blue Chip Income and Growth Fund were added to the Separate Account on May 1, 2014. The Fidelity VIP Freedom 2015 SC2, Fidelity VIP Freedom 2025 SC2, Fidelity VIP Freedom 2035 SC2, Fidelity VIP Freedom 2045 SC2, Fidelity VIP FundsManager 20% SC2, Fidelity VIP FundsManager 50% SC2, Fidelity VIP FundsManager 60% SC2, Fidelity VIP FundsManager 70% SC2, Fidelity VIP FundsManager 85% SC2, Fidelity VIP Real Estate SC2, JPMorgan Small Cap Value, Franklin High Income VIP Fund and MFS Mid Cap Value Portfolio were added to the Separate Account on May 1, 2015 and therefore no information is shown for these funds in the following schedule. All other Underlying Funds not specified above were added to the Separate Account on August 9, 2000. On September 19, 2014 the Wilshire VIT Equity Fund, Wilshire VIT Income Fund, Wilshire VIT Small Cap Growth Fund, Wilshire VIT Socially Responsible Fund and the Wilshire VIT International Equity Fund merged with the Wilshire VIT Balanced Fund which was then renamed the Wilshire VIT Global Allocation Fund.

1.25 M&E

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AB VPS Large Cap Growth Portfolio(4)	12/31/2014	$37.43	$42.09	975,870
	12/31/2013	27.66	37.43	1,031,597
	12/31/2012	23.99	27.66	1,087,812
	12/31/2011	25.23	23.99	1,126,480
	12/31/2010	23.25	25.23	1,147,929
	12/31/2009	17.15	23.25	1,133,399
	12/31/2008	28.85	17.15	1,094,183
	12/31/2007	25.71	28.85	1,050,301
	12/31/2006	26.20	25.71	1,022,282
	12/31/2005	23.10	26.20	886,468

47

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AB VPS Small/Mid Cap Value Portfolio(4)	12/31/2014	$31.04		$33.41	93,172
	12/31/2013	22.83		31.04	95,122
	12/31/2012	19.51		22.83	103,282
	12/31/2011	21.61		19.51	110,203
	12/31/2010	17.28		21.61	107,888
	12/31/2009	12.25		17.28	93,469
	12/31/2008	19.29		12.25	72,556
	12/31/2007	19.24		19.29	49,542
	12/31/2006	18.44	*	19.24	14,224

AB VPS Small Cap Growth Portfolio(5)	12/31/2014	$25.28		$24.44	112,830
	12/31/2013	17.60		25.28	117,026
	12/31/2012	15.53		17.60	127,567
	12/31/2011	15.09		15.53	114,096
	12/31/2010	11.18		15.09	95,184
	12/31/2009	8.00		11.18	79,161
	12/31/2008	14.89		8.00	53,591
	12/31/2007	13.26		14.89	25,958
	12/31/2006	14.00	*	13.26	5,079

American Century VP Mid Cap Value Portfolio(8)	12/31/2014	$18.91		$21.74	58,340
	12/31/2013	14.71		18.91	31,125
	12/31/2012	13.94	*	14.71	7,290

American Funds IS Blue Chip Income and Growth Fund	12/31/2014	$13.62	*	$14.98	84,547

American Funds IS Growth Fund	12/31/2014	$78.04	*	$84.04	16,334

American Funds IS Managed Risk Asset Allocation Fund	12/31/2014	$11.93	*	$12.18	94,681

American Funds IS New World Fund	12/31/2014	$24.81	*	$22.77	22,324

Ariel Fund®(2)(4)	12/31/2014	$87.74		$96.15	466,018
	12/31/2013	61.38		87.74	496,133
	12/31/2012	51.64		61.38	532,054
	12/31/2011	58.97		51.64	563,345
	12/31/2010	47.37		58.97	588,373
	12/31/2009	29.32		47.37	605,115
	12/31/2008	57.34		29.32	586,887
	12/31/2007	59.06		57.34	575,988
	12/31/2006	54.19		59.06	564,283
	12/31/2005	54.37		54.19	533,763

48

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Ariel Appreciation Fund®(2)(3)	12/31/2014	$90.47		$96.64	616,455
	12/31/2013	62.63		90.47	657,410
	12/31/2012	53.12		62.63	712,679
	12/31/2011	58.04		53.12	776,971
	12/31/2010	49.10		58.04	830,359
	12/31/2009	30.48		49.10	891,767
	12/31/2008	52.05		30.48	926,357
	12/31/2007	53.45		52.05	946,862
	12/31/2006	48.77		53.45	939,718
	12/31/2005	47.99		48.77	894,108

Calvert VP S&P Mid Cap 400 Index	12/31/2014	$100.05		$107.70	38,809
	12/31/2013	76.45		100.05	29,534
	12/31/2012	66.15		76.45	13,690
	12/31/2011	68.65		66.15	7,629
	12/31/2010	63.50	*	68.65	1,871

Davis Value Portfolio(8)	12/31/2014	$17.36		$18.19	991,330
	12/31/2013	13.17		17.36	1,002,936
	12/31/2012	11.79		13.17	1,027,471
	12/31/2011	12.46		11.79	1,062,226
	12/31/2010	11.18		12.46	1,069,296
	12/31/2009	8.62		11.18	1,015,367
	12/31/2008	14.62		8.62	931,625
	12/31/2007	14.15		14.62	822,784
	12/31/2006	12.45		14.15	757,258
	12/31/2005	11.52		12.45	658,602

Delaware VIP REIT Series(8)	12/31/2014	$12.71		$16.21	642,803
	12/31/2013	12.62		12.71	549,580
	12/31/2012	10.96		12.62	436,198
	12/31/2011	10.03		10.96	341,863
	12/31/2010	8.01		10.03	266,814
	12/31/2009	6.58		8.01	167,303
	12/31/2008	10.86		6.58	49,878

Delaware VIP Smid Cap Growth Service Class(8)	12/31/2014	$36.87		$37.46	169,851
	12/31/2013	26.47		36.87	164,184
	12/31/2012	24.20		26.47	164,810
	12/31/2011	22.71		24.20	158,179
	12/31/2010	16.89		22.71	155,633
	12/31/2009	11.78		16.89	89,609
	12/31/2008	20.10		11.78	78,138
	12/31/2007	18.06		20.10	66,843
	12/31/2006	17.24		18.06	54,586
	12/31/2005	15.70		17.24	29,062

Delaware VIP US Growth Series — Service Class(8)	12/31/2014	$13.22		$14.68	113,840
	12/31/2013	9.95		13.22	72,830
	12/31/2012	9.95	*	9.95	19,525

49

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Dreyfus Investment Portfolios: MidCap Stock (Service Shares)(1)	12/31/2014	$31.44		$34.71	34,736
	12/31/2013	23.63		31.44	38,298
	12/31/2012	20.04		23.63	39,109
	12/31/2011	20.25		20.04	41,133
	12/31/2010	16.14		20.25	42,549
	12/31/2009	12.07		16.14	42,949
	12/31/2008	20.50		12.07	43,738
	12/31/2007	20.48		20.50	40,642
	12/31/2006	19.25		20.48	40,432
	12/31/2005	17.90		19.25	30,905

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)	12/31/2014	$24.95		$25.91	152,744
	12/31/2013	17.95		24.95	111,060
	12/31/2012	15.70		17.95	60,619
	12/31/2011	15.80		15.70	47,441
	12/31/2010	12.71		15.80	39,366
	12/31/2009	10.28		12.71	24,885
	12/31/2008	14.66		10.28	4,656

Fidelity VIP Emerging Markets(6)	12/31/2014	$8.96		$8.95	491,209
	12/31/2013	8.75		8.96	456,195
	12/31/2012	7.76		8.75	339,560
	12/31/2011	9.98		7.76	212,147
	12/31/2010	8.81	*	9.98	107,257

Fidelity VIP Growth Portfolio(8)	12/31/2014	$53.68		$58.86	1,272,440
	12/31/2013	39.96		53.68	1,296,520
	12/31/2012	35.36		39.96	1,327,272
	12/31/2011	35.80		35.36	1,368,571
	12/31/2010	29.25		35.80	1,395,043
	12/31/2009	23.12		29.25	1,384,167
	12/31/2008	44.41		23.12	1,276,568
	12/31/2007	35.50		44.41	1,148,690
	12/31/2006	33.72		35.50	1,080,962
	12/31/2005	32.37		33.72	1,031,956

Fidelity VIP Growth & Income Portfolio(8)	12/31/2014	$23.39		$25.46	1,236,282
	12/31/2013	17.77		23.39	1,237,744
	12/31/2012	15.21		17.77	1,222,420
	12/31/2011	15.19		15.21	1,245,750
	12/31/2010	13.42		15.19	1,283,978
	12/31/2009	10.69		13.42	1,267,754
	12/31/2008	18.62		10.69	1,163,412
	12/31/2007	16.85		18.62	1,046,349
	12/31/2006	15.12		16.85	973,169
	12/31/2005	14.25		15.12	821,349

50

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP High Income Portfolio(8)	12/31/2014	$15.56	$15.51	843,300
	12/31/2013	14.90	15.56	785,836
	12/31/2012	13.24	14.90	750,930
	12/31/2011	12.92	13.24	701,410
	12/31/2010	11.50	12.92	638,833
	12/31/2009	8.11	11.50	588,524
	12/31/2008	10.96	8.11	571,931
	12/31/2007	10.82	10.96	565,701
	12/31/2006	9.87	10.82	422,299
	12/31/2005	9.77	9.87	321,144

Fidelity VIP Index 500 Portfolio	12/31/2014	$219.12	$245.18	408,920
	12/31/2013	168.15	219.12	406,436
	12/31/2012	147.21	168.15	401,405
	12/31/2011	146.39	147.21	411,762
	12/31/2010	129.13	146.39	418,636
	12/31/2009	103.43	129.13	410,010
	12/31/2008	166.55	103.43	392,649
	12/31/2007	160.32	166.55	376,661
	12/31/2006	140.61	160.32	351,103
	12/31/2005	136.18	140.61	313,854

Fidelity VIP Investment Grade Bond Portfolio	12/31/2014	$20.40	$21.28	1,262,579
	12/31/2013	21.08	20.40	1,265,188
	12/31/2012	20.21	21.08	1,240,859
	12/31/2011	19.11	20.21	1,202,724
	12/31/2010	17.99	19.11	1,205,363
	12/31/2009	15.76	17.99	1,169,193
	12/31/2008	16.52	15.76	1,184,659
	12/31/2007	16.07	16.52	1,187,080
	12/31/2006	15.62	16.07	1,100,484
	12/31/2005	15.52	15.62	1,007,448

Fidelity VIP Mid Cap Portfolio(8)	12/31/2014	$59.58	$62.39	1,107,230
	12/31/2013	44.38	59.58	1,119,396
	12/31/2012	39.22	44.38	1,157,543
	12/31/2011	44.53	39.22	1,196,682
	12/31/2010	35.05	44.53	1,253,330
	12/31/2009	25.37	35.05	1,268,561
	12/31/2008	42.51	25.37	1,253,195
	12/31/2007	37.31	42.51	1,199,517
	12/31/2006	33.61	37.31	1,168,356
	12/31/2005	28.84	33.61	1,057,318

51

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Overseas Portfolio	12/31/2014	$29.22		$26.46	1,873,166
	12/31/2013	22.72		29.22	1,789,436
	12/31/2012	19.11		22.72	1,757,816
	12/31/2011	23.40		19.11	1,734,674
	12/31/2010	20.99		23.40	1,660,609
	12/31/2009	16.82		20.99	1,583,618
	12/31/2008	30.37		16.82	1,446,180
	12/31/2007	26.27		30.37	1,188,249
	12/31/2006	22.58		26.27	979,081
	12/31/2005	19.25		22.58	774,482

Goldman Sachs VIT Mid Cap Value Fund(8)	12/31/2014	$19.86		$22.23	57,385
	12/31/2013	15.17		19.86	42,707
	12/31/2012	12.99		15.17	15,940
	12/31/2011	14.08		12.99	16,101
	12/31/2010	13.05	*	14.08	2,913

Goldman Sachs VIT Structured Small Cap Equity Insights Fund(3)	12/31/2014	$22.59		$23.85	117,194
	12/31/2013	16.86		22.59	121,617
	12/31/2012	15.12		16.86	127,544
	12/31/2011	15.21		15.12	131,796
	12/31/2010	11.83		15.21	135,965
	12/31/2009	9.37		11.83	136,881
	12/31/2008	14.37		9.37	127,188
	12/31/2007	17.43		14.37	110,600
	12/31/2006	15.72		17.43	88,542
	12/31/2005	15.00		15.72	57,784

Ibbotson Aggressive Growth ETF Asset Allocation(8)	12/31/2014	$11.54		$11.91	469,545
	12/31/2013	9.89		11.54	227,073
	12/31/2012	8.77		9.89	87,011
	12/31/2011	7.89	*	8.77	3,286

Ibbotson Balanced ETF Asset Allocation(8)	12/31/2014	$12.16		$12.54	1,286,134
	12/31/2013	11.00		12.16	875,028
	12/31/2012	10.05		11.00	316,666
	12/31/2011	9.31	*	10.05	4,460

Ibbotson Conservative ETF Asset Allocation(8)	12/31/2014	$11.99		$12.16	171,234
	12/31/2013	11.83		11.99	121,018
	12/31/2012	11.38		11.83	53,696
	12/31/2011	11.07	*	11.38	3,301

Ibbotson Growth ETF Asset Allocation(8)	12/31/2014	$11.90		$12.29	962,859
	12/31/2013	10.34		11.90	583,819
	12/31/2012	9.27		10.34	190,210
	12/31/2011	8.43	*	9.27	3,715

52

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Ibbotson Income & Growth ETF Asset Allocation(8)	12/31/2014	$12.11		$12.36	378,568
	12/31/2013	11.43		12.11	282,819
	12/31/2012	10.72		11.43	114,227
	12/31/2011	10.19	*	10.72	3,323

J.P. Morgan Insurance Trust U.S. Equity Portfolio(7)	12/31/2014	$23.51		$26.45	936,395
	12/31/2013	17.47		23.51	985,859
	12/31/2012	15.03		17.47	1,049,270
	12/31/2011	15.51		15.03	1,127,274
	12/31/2010	13.82		15.51	1,178,422
	12/31/2009	9.97		13.82	1,214,617
	12/31/2008	15.28		9.97	1,313,498
	12/31/2007	15.22		15.28	1,303,982
	12/31/2006	13.22		15.22	1,298,428
	12/31/2005	13.21		13.22	1,238,265

Lazard Retirement US Small-Mid Cap Equity Portfolio(8)	12/31/2014	$15.55		$17.06	49,616
	12/31/2013	11.64		15.55	39,209
	12/31/2012	10.69		11.64	33,109
	12/31/2011	11.90		10.69	35,947
	12/31/2010	10.92	*	11.90	17,465

Lord Abbett Series Developing Growth Portfolio	12/31/2014	$25.54		$26.16	37,906
	12/31/2013	18.17	*	25.54	18,394

Lord Abbett Series Fund Growth Opportunities Portfolio(1)	12/31/2014	$25.20		$26.40	71,528
	12/31/2013	18.61		25.20	76,039
	12/31/2012	16.51		18.61	83,423
	12/31/2011	18.58		16.51	88,561
	12/31/2010	15.30		18.58	91,233
	12/31/2009	10.63		15.30	94,665
	12/31/2008	17.42		10.63	100,334
	12/31/2007	14.54		17.42	96,489
	12/31/2006	13.65		14.54	96,515
	12/31/2005	13.21		13.65	73,028

Neuberger Berman Genesis Fund(2)(8)	12/31/2014	$59.75		$58.66	895,477
	12/31/2013	44.31		59.75	903,277
	12/31/2012	40.95		44.31	925,578
	12/31/2011	39.73		40.95	947,638
	12/31/2010	33.22		39.73	971,187
	12/31/2009	26.69		33.22	978,189
	12/31/2008	40.32		26.69	937,614
	12/31/2007	33.60		40.32	863,942
	12/31/2006	31.80		33.60	824,657
	12/31/2005	27.76		31.80	738,382

53

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Putnam VT Multi-Cap Growth Fund(4)	12/31/2014	$29.58		$33.16	234,784
	12/31/2013	21.95		29.58	252,349
	12/31/2012	19.03		21.95	267,847
	12/31/2011	20.29		19.03	286,705
	12/31/2010	11.81		20.29	304,049
	12/31/2009	8.61		11.81	427,447
	12/31/2008	16.00		8.61	429,198
	12/31/2007	15.61		16.00	423,487
	12/31/2006	14.99		15.61	427,913
	12/31/2005	13.53		14.99	437,342

Rainier Small/Mid Cap Equity Fund(2)(8)	12/31/2014	$62.99		$65.07	424,970
	12/31/2013	47.84		62.99	437,566
	12/31/2012	42.51		47.84	451,841
	12/31/2011	44.14		42.51	469,702
	12/31/2010	35.78		44.14	487,323
	12/31/2009	27.88		35.78	502,798
	12/31/2008	55.09		27.88	479,194
	12/31/2007	45.92		55.09	429,859
	12/31/2006	40.54		45.92	389,183
	12/31/2005	34.93		40.54	339,335

Royce Capital Fund Small-Cap Portfolio(8)	12/31/2014	$18.04		$18.39	837,419
	12/31/2013	13.55		18.04	832,992
	12/31/2012	12.19		13.55	828,313
	12/31/2011	12.76		12.19	807,051
	12/31/2010	10.71		12.76	781,254
	12/31/2009	8.01		10.71	738,693
	12/31/2008	11.14		8.01	635,368
	12/31/2007	11.52		11.14	505,535
	12/31/2006	10.09		11.52	371,543
	12/31/2005	9.41		10.09	244,500

T. Rowe Price Equity Income Portfolio VIP II(8)	12/31/2014	$33.04		$34.95	447,544
	12/31/2013	25.85		33.04	435,663
	12/31/2012	22.38		25.85	396,521
	12/31/2011	22.88		22.38	362,729
	12/31/2010	20.18		22.88	311,484
	12/31/2009	16.30		20.18	254,259
	12/31/2008	25.89		16.30	179,843
	12/31/2007	25.44		25.89	93,841
	12/31/2006	23.12	*	25.44	19,054

54

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
T. Rowe Price Prime Reserve Portfolio	12/31/2014	$1.02		$1.01	5,839,342
	12/31/2013	1.03		1.02	6,140,883
	12/31/2012	1.04		1.03	7,076,553
	12/31/2011	1.06		1.04	6,854,771
	12/31/2010	1.07		1.06	4,783,922
	12/31/2009	1.08		1.07	4,261,268
	12/31/2008	1.06		1.08	5,052,384
	12/31/2007	1.02		1.06	1,821,574
	12/31/2006	1.00	*	1.02	776,113

Templeton Global Bond VIP Fund	12/31/2014	$22.24		$22.34	145,278
	12/31/2013	22.18		22.24	125,335
	12/31/2012	19.53		22.18	85,082
	12/31/2011	19.96		19.53	57,628
	12/31/2010	19.18	*	19.96	28,377

Wells Fargo Advantage VT Discovery Fund (formerly Strong Mid Cap)SM	12/31/2014	$32.57		$32.28	683,248
	12/31/2013	22.92		32.57	681,544
	12/31/2012	19.71		22.92	674,385
	12/31/2011	19.86		19.71	699,217
	12/31/2010	14.83		19.86	686,581
	12/31/2009	10.69		14.83	700,559
	12/31/2008	19.45		10.69	675,612
	12/31/2007	16.10		19.45	606,124
	12/31/2006	14.21		16.10	566,905
	12/31/2005	16.94	*	14.21	571,068

Wilshire 5000 Index Fund Investment(2)(8)	12/31/2014	$15.99		$17.75	1,523,165
	12/31/2013	12.25		15.99	1,530,731
	12/31/2012	10.75		12.25	1,500,640
	12/31/2011	10.86		10.75	1,470,355
	12/31/2010	9.44		10.86	1,461,935
	12/31/2009	7.52		9.44	1,396,718
	12/31/2008	12.10		7.52	1,262,690
	12/31/2007	11.70		12.10	1,144,141
	12/31/2006	10.34		11.70	1,035,532
	12/31/2005	9.92		10.34	886,643

Wilshire Large Co. Growth Portfolio Investment(2)(8)	12/31/2014	$49.16		$52.43	483,079
	12/31/2013	38.22		49.16	490,612
	12/31/2012	34.02		38.22	499,286
	12/31/2011	34.93		34.02	513,023
	12/31/2010	29.69		34.93	520,019
	12/31/2009	22.48		29.69	510,776
	12/31/2008	39.13		22.48	490,423
	12/31/2007	34.06		39.13	455,744
	12/31/2006	32.86		34.06	420,405
	12/31/2005	30.67		32.86	360,477

55

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire Large Co. Value Portfolio Investment(2)(8)	12/31/2014	$35.69		$39.05	975,539
	12/31/2013	26.46		35.69	1,041,083
	12/31/2012	23.11		26.46	1,070,533
	12/31/2011	24.20		23.11	1,116,468
	12/31/2010	21.60		24.20	1,140,155
	12/31/2009	17.01		21.60	1,140,880
	12/31/2008	29.44		17.01	1,078,702
	12/31/2007	30.42		29.44	1,006,488
	12/31/2006	25.99		30.42	925,411
	12/31/2005	24.09		25.99	834,983

Wilshire Small Co. Growth Portfolio Investment(1)(2)	12/31/2014	$36.17		$36.96	103,699
	12/31/2013	25.92		36.17	105,478
	12/31/2012	23.10		25.92	114,281
	12/31/2011	23.46		23.10	120,715
	12/31/2010	18.81		23.46	129,629
	12/31/2009	14.59		18.81	135,301
	12/31/2008	24.30		14.59	135,420
	12/31/2007	22.69		24.30	134,021
	12/31/2006	20.67		22.69	140,208
	12/31/2005	20.20		20.67	143,219

Wilshire Small Co. Value Portfolio Investment(2)(8)	12/31/2014	$40.91		$42.89	144,966
	12/31/2013	28.79		40.91	144,324
	12/31/2012	24.87		28.79	146,334
	12/31/2011	27.23		24.87	157,665
	12/31/2010	22.29		27.23	158,060
	12/31/2009	18.36		22.29	154,325
	12/31/2008	27.65		18.36	142,449
	12/31/2007	29.00		27.65	153,631
	12/31/2006	24.54		29.00	145,709
	12/31/2005	23.32		24.54	142,596

Wilshire VIT 2015 ETF Fund(8)	12/31/2014	$12.90		$13.35	1,777,410
	12/31/2013	11.83		12.90	1,839,932
	12/31/2012	10.65		11.83	1,799,336
	12/31/2011	10.61		10.65	1,719,339
	12/31/2010	9.63		10.61	1,714,327
	12/31/2009	8.09		9.63	1,565,378
	12/31/2008	10.83		8.09	1,347,691
	12/31/2007	10.46		10.83	676,295
	12/31/2006	9.98	*	10.46	179,111

56

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire VIT 2025 ETF Fund(8)	12/31/2014	$12.40		$12.87	3,088,839
	12/31/2013	11.18		12.40	2,781,231
	12/31/2012	10.04		11.18	2,494,100
	12/31/2011	10.14		10.04	2,172,834
	12/31/2010	9.17		10.14	1,822,095
	12/31/2009	7.70		9.17	1,408,546
	12/31/2008	10.86		7.70	968,800
	12/31/2007	10.52		10.86	509,965
	12/31/2006	9.97	*	10.52	101,522

Wilshire VIT 2035 ETF Fund(8)	12/31/2014	$11.86		$12.35	3,870,137
	12/31/2013	10.44		11.86	3,399,782
	12/31/2012	9.27		10.44	2,880,161
	12/31/2011	9.54		9.27	2,414,189
	12/31/2010	8.57		9.54	1,943,344
	12/31/2009	7.17		8.57	1,417,643
	12/31/2008	10.86		7.17	834,498
	12/31/2007	10.49		10.86	236,039
	12/31/2006	9.96	*	10.49	27,795

Wilshire VIT Global Allocation Fund	12/31/2014	$27.02		$27.28	15,901,396
	12/31/2013	23.12		27.02	5,503,321
	12/31/2012	20.88		23.12	6,051,844
	12/31/2011	21.27		20.88	6,829,381
	12/31/2010	19.41		21.27	7,536,507
	12/31/2009	16.63		19.41	8,157,801
	12/31/2008	22.96		16.63	8,892,355
	12/31/2007	22.55		22.96	10,080,198
	12/31/2006	20.46		22.55	11,010,276
	12/31/2005	19.87		20.46	12,018,094

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AB VPS Large Cap Growth Portfolio(4)	12/31/2014	$38.73	$43.68	34,444
	12/31/2013	28.53	38.73	45,469
	12/31/2012	24.68	28.53	55,978
	12/31/2011	25.88	24.68	65,656
	12/31/2010	23.78	25.88	71,906
	12/31/2009	17.49	23.78	72,087
	12/31/2008	29.33	17.49	73,572
	12/31/2007	26.06	29.33	70,482
	12/31/2006	26.48	26.06	72,782
	12/31/2005	23.28	26.48	53,264

57

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
AB VPS Small/Mid Cap Value Portfolio(4)	12/31/2014	$31.73		$34.24	7,433
	12/31/2013	23.27		31.73	8,820
	12/31/2012	19.82		23.27	10,674
	12/31/2011	21.89		19.82	13,134
	12/31/2010	17.45		21.89	13,721
	12/31/2009	12.34		17.45	15,092
	12/31/2008	19.38		12.34	15,047
	12/31/2007	19.27		19.38	8,416
	12/31/2006	18.44	*	19.27	1,050

AB VPS Small Cap Growth Portfolio(5)	12/31/2014	$25.87		$25.09	12,386
	12/31/2013	17.96		25.87	12,502
	12/31/2012	15.80		17.96	12,532
	12/31/2011	15.31		15.80	13,157
	12/31/2010	11.31		15.31	11,963
	12/31/2009	8.07		11.31	10,851
	12/31/2008	14.98		8.07	7,502
	12/31/2007	13.30		14.98	4,228
	12/31/2006	14.00	*	13.30	423

American Century VP Mid Cap Value Portfolio(8)	12/31/2014	$19.01		$21.93	11,642
	12/31/2013	14.75		19.01	5,589
	12/31/2012	13.94	*	14.75	1,687

American Funds IS Blue Chip Income and Growth Fund	12/31/2014	$13.62	*	$15.02	23,785

American Funds IS Growth Fund	12/31/2014	$78.04	*	$84.28	5,795

American Funds IS Managed Risk Asset Allocation Fund	12/31/2014	$11.93	*	$12.20	11,700

American Funds IS New World Fund	12/31/2014	$24.81	*	$22.83	7,306

Ariel Fund®(2)(4)	12/31/2014	$91.00		$100.02	15,612
	12/31/2013	63.48		91.00	19,273
	12/31/2012	53.26		63.48	23,429
	12/31/2011	60.63		53.26	28,866
	12/31/2010	48.57		60.63	31,049
	12/31/2009	29.98		48.57	32,587
	12/31/2008	58.46		29.98	37,198
	12/31/2007	60.04		58.46	42,755
	12/31/2006	54.92		60.04	43,100
	12/31/2005	54.94		54.92	41,472

58

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Ariel Appreciation Fund®(2)(3)	12/31/2014	$93.81		$100.51	20,968
	12/31/2013	64.76		93.81	24,126
	12/31/2012	54.77		64.76	28,247
	12/31/2011	59.66		54.77	35,122
	12/31/2010	50.33		59.66	44,020
	12/31/2009	31.16		50.33	51,869
	12/31/2008	53.06		31.16	60,944
	12/31/2007	54.32		53.06	71,883
	12/31/2006	49.43		54.32	72,751
	12/31/2005	48.48		49.43	65,006

Calvert VP S&P Mid Cap 400 Index	12/31/2014	$101.48		$109.57	8,144
	12/31/2013	77.32		101.48	5,361
	12/31/2012	66.70		77.32	2,305
	12/31/2011	69.03		66.70	671
	12/31/2010	63.50	*	69.03	427

Davis Value Portfolio(8)	12/31/2014	$18.20		$19.12	77,755
	12/31/2013	13.77		18.20	90,658
	12/31/2012	12.29		13.77	105,237
	12/31/2011	12.94		12.29	100,746
	12/31/2010	11.58		12.94	96,840
	12/31/2009	8.91		11.58	93,892
	12/31/2008	15.06		8.91	88,678
	12/31/2007	14.53		15.06	70,248
	12/31/2006	12.76		14.53	64,054
	12/31/2005	11.77		12.76	56,528

Delaware VIP REIT Series(8)	12/31/2014	$12.91		$16.52	105,470
	12/31/2013	12.79		12.91	96,376
	12/31/2012	11.07		12.79	76,040
	12/31/2011	10.10		11.07	67,816
	12/31/2010	8.05		10.10	38,167
	12/31/2009	6.59		8.05	23,762
	12/31/2008	10.86	*	6.59	9,739

Delaware VIP Smid Cap Growth Service Class(8)	12/31/2014	$37.91		$38.63	17,115
	12/31/2013	27.14		37.91	17,580
	12/31/2012	24.74		27.14	19,925
	12/31/2011	23.14		24.74	25,219
	12/31/2010	17.17		23.14	20,366
	12/31/2009	11.94		17.17	9,587
	12/31/2008	20.32		11.94	10,665
	12/31/2007	18.20		20.32	10,000
	12/31/2006	17.32		18.20	7,618
	12/31/2005	15.72		17.32	2,905

59

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Delaware VIP US Growth Series Service Class(8)	12/31/2014	$13.29		$14.81	24,844
	12/31/2013	9.98		13.29	9,671
	12/31/2012	9.95	*	9.98	2,385

Dreyfus Investment Portfolios: MidCap Stock (Service Shares)(1)	12/31/2014	$32.34		$35.80	611
	12/31/2013	24.23		32.34	1,384
	12/31/2012	20.49		24.23	2,925
	12/31/2011	20.64		20.49	1,557
	12/31/2010	16.41		20.64	2,044
	12/31/2009	12.23		16.41	3,471
	12/31/2008	20.73		12.23	4,531
	12/31/2007	20.64		20.73	4,892
	12/31/2006	19.35		20.64	4,713
	12/31/2005	17.93		19.35	3,119

Dreyfus Investment Portfolios: Small Cap Stock Index Portfolio (Service Shares)	12/31/2014	$25.31		$26.36	36,753
	12/31/2013	18.15		25.31	31,277
	12/31/2012	15.83		18.15	17,361
	12/31/2011	15.89		15.83	11,670
	12/31/2010	12.74		15.89	7,528
	12/31/2009	10.28		12.74	3,668
	12/31/2008	14.66	*	10.28	8,72

Fidelity VIP Emerging Markets(6)	12/31/2014	$9.04		$9.05	95,514
	12/31/2013	8.80		9.04	88,527
	12/31/2012	7.78		8.80	59,658
	12/31/2011	9.98		7.78	37,954
	12/31/2010	8.81	*	9.98	13,465

Fidelity VIP Growth Portfolio(8)	12/31/2014	$55.66		$61.21	85,396
	12/31/2013	41.31		55.66	85,914
	12/31/2012	36.44		41.31	85,935
	12/31/2011	36.79		36.44	85,831
	12/31/2010	29.98		36.79	89,187
	12/31/2009	23.63		29.98	83,497
	12/31/2008	45.25		23.63	79,110
	12/31/2007	36.07		45.25	69,579
	12/31/2006	34.16		36.07	62,534
	12/31/2005	32.69		34.16	58,033

60

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Growth & Income Portfolio(8)	12/31/2014	$24.31	$26.55	85,953
	12/31/2013	18.42	24.31	88,759
	12/31/2012	15.72	18.42	78,220
	12/31/2011	15.65	15.72	76,346
	12/31/2010	13.79	15.65	82,684
	12/31/2009	10.95	13.79	91,695
	12/31/2008	19.02	10.95	91,252
	12/31/2007	17.16	19.02	92,602
	12/31/2006	15.35	17.16	88,182
	12/31/2005	14.43	15.35	75,258

Fidelity VIP High Income Portfolio(8)	12/31/2014	$16.24	$16.23	148,518
	12/31/2013	15.51	16.24	139,291
	12/31/2012	13.74	15.51	96,042
	12/31/2011	13.37	13.74	86,698
	12/31/2010	11.87	13.37	64,957
	12/31/2009	8.34	11.87	54,339
	12/31/2008	11.24	8.34	61,904
	12/31/2007	11.07	11.24	72,371
	12/31/2006	10.07	11.07	60,305
	12/31/2005	9.93	10.07	53,858

Fidelity VIP Index 500 Portfolio	12/31/2014	$220.85	$247.85	31,199
	12/31/2013	168.98	220.85	29,792
	12/31/2012	147.50	168.98	28,985
	12/31/2011	146.26	147.50	27,959
	12/31/2010	128.64	146.26	30,258
	12/31/2009	102.75	128.64	30,223
	12/31/2008	164.99	102.75	29,386
	12/31/2007	158.35	164.99	29,173
	12/31/2006	138.47	158.35	27,106
	12/31/2005	133.70	138.47	20,081

Fidelity VIP Investment Grade Bond Portfolio	12/31/2014	$21.14	$22.12	163,652
	12/31/2013	21.79	21.14	148,629
	12/31/2012	20.83	21.79	160,590
	12/31/2011	19.64	20.83	137,995
	12/31/2010	18.43	19.64	149,626
	12/31/2009	16.10	18.43	155,091
	12/31/2008	16.83	16.10	158,718
	12/31/2007	16.32	16.83	179,688
	12/31/2006	15.82	16.32	166,443
	12/31/2005	15.67	15.82	150,226

61

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Fidelity VIP Mid Cap Portfolio(8)	12/31/2014	$61.90		$65.02	84,711
	12/31/2013	45.98		61.90	83,089
	12/31/2012	40.51		45.98	80,461
	12/31/2011	45.87		40.51	82,090
	12/31/2010	36.00		45.87	84,026
	12/31/2009	25.98		36.00	81,579
	12/31/2008	43.41		25.98	80,647
	12/31/2007	37.99		43.41	84,821
	12/31/2006	34.12		37.99	80,760
	12/31/2005	29.19		34.12	65,985

Fidelity VIP Overseas Portfolio	12/31/2014	$30.39		$27.61	160,183
	12/31/2013	23.57		30.39	151,596
	12/31/2012	19.76		23.57	153,710
	12/31/2011	24.13		19.76	158,239
	12/31/2010	21.58		24.13	153,363
	12/31/2009	17.25		21.58	148,717
	12/31/2008	31.05		17.25	140,583
	12/31/2007	26.78		31.05	119,253
	12/31/2006	22.95		26.78	96,667
	12/31/2005	19.50		22.95	60,211

Goldman Sachs VIT Mid Cap Value Fund(8)	12/31/2014	$20.09		$22.55	16,776
	12/31/2013	15.30		20.09	10,545
	12/31/2012	13.07		15.30	2,494
	12/31/2011	14.12		13.07	1,400
	12/31/2010	13.05	*	14.12	695

Goldman Sachs VIT Structured Small Cap Equity Insights Fund(3)	12/31/2014	$23.23		$24.61	8,953
	12/31/2013	17.29		23.23	9,313
	12/31/2012	15.47		17.29	8,979
	12/31/2011	15.50		15.47	7,817
	12/31/2010	12.02		15.50	9,071
	12/31/2009	9.50		12.02	9,899
	12/31/2008	14.53		9.50	10,179
	12/31/2007	17.56		14.53	10,795
	12/31/2006	15.79		17.56	7,276
	12/31/2005	15.03		15.79	3,497

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)(8)	12/31/2014	$11.61		$12.02	80,385
	12/31/2013	9.92		11.61	54,881
	12/31/2012	8.77		9.92	31,256
	12/31/2011	7.89	*	8.77	66

62

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)(8)	12/31/2014	$12.30		$12.74	379,240
	12/31/2013	11.10		12.30	206,332
	12/31/2012	10.07		11.10	78,038
	12/31/2011	9.31	*	10.07	16

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)(8)	12/31/2014	$12.07		$12.26	79,812
	12/31/2013	11.88		12.07	50,397
	12/31/2012	11.40		11.88	18,826
	12/31/2011	11.07	*	11.40	9,469

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)(8)	12/31/2014	$11.98		$12.40	328,588
	12/31/2013	10.37		11.98	250,076
	12/31/2012	9.27		10.37	124,751
	12/31/2011	8.43	*	9.27	17,207

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)(8)	12/31/2014	$12.17		$12.44	169,284
	12/31/2013	11.45		12.17	110,294
	12/31/2012	10.72		11.45	15,623
	12/31/2011	10.19	*	10.72	21

J.P. Morgan Insurance Trust U.S. Equity Portfolio(7)	12/31/2014	$23.83		$26.89	23,056
	12/31/2013	17.66		23.83	20,024
	12/31/2012	15.15		17.66	34,925
	12/31/2011	15.58		15.15	42,724
	12/31/2010	13.84		15.58	55,017
	12/31/2009	10.23		13.84	54,255
	12/31/2008	15.63		10.23	74,420
	12/31/2007	15.52		15.63	84,442
	12/31/2006	13.44		15.52	93,647
	12/31/2005	13.39		13.44	107,192

Lazard Retirement US Small-Mid Cap Equity(8)	12/31/2014	$15.72		$17.29	12,560
	12/31/2013	11.73		15.72	10,313
	12/31/2012	10.74		11.73	7,208
	12/31/2011	11.92		10.74	5,318
	12/31/2010	10.92	*	11.92	2,710

Lord Abbett Series Developing Growth Portfolio	12/31/2014	$25.61		$26.31	11,708
	12/31/2013	18.17	*	25.61	4,932

63

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Lord Abbett Series Fund Growth Opportunities Portfolio(1)	12/31/2014	$25.92	$27.23	6,115
	12/31/2013	19.09	25.92	6,273
	12/31/2012	16.88	19.09	7,213
	12/31/2011	18.94	16.88	7,333
	12/31/2010	15.55	18.94	10,107
	12/31/2009	10.78	15.55	10,385
	12/31/2008	17.61	10.78	12,777
	12/31/2007	14.66	17.61	16,015
	12/31/2006	13.72	14.66	16,002
	12/31/2005	13.23	13.72	9,405

Neuberger Berman Genesis Fund(2)(8)	12/31/2014	$61.65	$60.71	61,973
	12/31/2013	45.59	61.65	65,089
	12/31/2012	42.01	45.59	68,922
	12/31/2011	40.64	42.01	70,449
	12/31/2010	33.88	40.64	76,089
	12/31/2009	27.15	33.88	83,820
	12/31/2008	40.89	27.15	85,290
	12/31/2007	33.97	40.89	80,592
	12/31/2006	32.06	33.97	76,885
	12/31/2005	27.90	32.06	58,628

Putnam VT Multi-Cap Growth Fund(4)	12/31/2014	$29.86	$33.57	8,787
	12/31/2013	22.09	29.86	9,264
	12/31/2012	19.10	22.09	9,295
	12/31/2011	20.31	19.10	11,401
	12/31/2010	12.14	20.31	17,444
	12/31/2009	8.83	12.14	25,259
	12/31/2008	16.36	8.83	29,288
	12/31/2007	15.91	16.36	30,307
	12/31/2006	15.23	15.91	30,904
	12/31/2005	13.71	15.23	31,830

Rainier Small/Mid Cap Equity Fund(2)(8)	12/31/2014	$65.45	$67.82	27,457
	12/31/2013	49.56	65.45	30,430
	12/31/2012	43.91	49.56	37,730
	12/31/2011	45.46	43.91	36,127
	12/31/2010	36.75	45.46	41,618
	12/31/2009	28.55	36.75	44,296
	12/31/2008	56.27	28.55	46,500
	12/31/2007	46.76	56.27	45,227
	12/31/2006	41.16	46.76	39,405
	12/31/2005	35.36	41.16	29,713

64

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Royce Capital Fund Small-Cap Portfolio(8)	12/31/2014	$18.54		$18.96	73,006
	12/31/2013	13.89		18.54	69,423
	12/31/2012	12.46		13.89	71,065
	12/31/2011	13.00		12.46	76,252
	12/31/2010	10.89		13.00	89,635
	12/31/2009	8.12		10.89	92,604
	12/31/2008	11.26		8.12	79,673
	12/31/2007	11.61		11.26	79,295
	12/31/2006	10.14		11.61	63,203
	12/31/2005	9.43		10.14	34,787

T. Rowe Price Equity Income Portfolio VIP II(8)	12/31/2014	$33.76		$35.82	74,893
	12/31/2013	26.33		33.76	73,811
	12/31/2012	22.73		26.33	71,130
	12/31/2011	23.18		22.73	61,512
	12/31/2010	20.39		23.18	54,366
	12/31/2009	16.42		20.39	45,312
	12/31/2008	25.96		16.42	31,007
	12/31/2007	25.44		25.96	17,406
	12/31/2006	23.12	*	25.44	2,951

T. Rowe Price Prime Reserve Portfolio	12/31/2014	$1.04		$1.03	625,470
	12/31/2013	1.05		1.04	535,174
	12/31/2012	1.06		1.05	608,424
	12/31/2011	1.07		1.06	720,996
	12/31/2010	1.08		1.07	672,661
	12/31/2009	1.08		1.08	668,761
	12/31/2008	1.06		1.08	942,413
	12/31/2007	1.02		1.06	366,465
	12/31/2006	1.00	*	1.02	173,556

Templeton Global Bond VIP Fund	12/31/2014	$22.52		$22.69	38,502
	12/31/2013	22.39		22.52	22,602
	12/31/2012	19.66		22.39	12,275
	12/31/2011	20.03		19.66	3,875
	12/31/2010	19.18	*	20.03	3,293

Wells Fargo Advantage VT Discovery Fund (formerly Strong Mid CapSM)	12/31/2014	$33.40		$33.21	64,099
	12/31/2013	23.44		33.40	61,034
	12/31/2012	20.10		23.44	45,880
	12/31/2011	20.20		20.10	39,736
	12/31/2010	15.04		20.20	36,921
	12/31/2008	19.61		22.52	5,816
	12/31/2007	16.18		19.61	30,366
	12/31/2006	14.25		16.18	26,927
	12/31/2005	17.10	*	14.25	24,096

65

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period	Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire 5000 Index Fund Investment(2)(8)	12/31/2014	$16.72	$18.61	117,930
	12/31/2013	12.77	16.72	114,785
	12/31/2012	11.18	12.77	120,235
	12/31/2011	11.26	11.18	122,200
	12/31/2010	9.75	11.26	130,621
	12/31/2009	7.75	9.75	149,731
	12/31/2008	12.43	7.75	145,687
	12/31/2007	11.98	12.43	179,822
	12/31/2006	10.57	11.98	171,006
	12/31/2005	10.10	10.57	137,378

Wilshire Large Co. Growth Portfolio Investment(2)(8)	12/31/2014	$51.05	$54.60	34,661
	12/31/2013	39.57	51.05	38,066
	12/31/2012	35.12	39.57	42,171
	12/31/2011	35.95	35.12	44,772
	12/31/2010	30.47	35.95	47,741
	12/31/2009	23.01	30.47	52,641
	12/31/2008	39.94	23.01	57,161
	12/31/2007	34.66	39.94	58,391
	12/31/2006	33.33	34.66	55,721
	12/31/2005	31.03	33.33	47,350

Wilshire Large Co. Value Portfolio Investment(2)(8)	12/31/2014	$37.08	$40.69	62,088
	12/31/2013	27.41	37.08	69,225
	12/31/2012	23.86	27.41	70,204
	12/31/2011	24.92	23.86	76,501
	12/31/2010	22.18	24.92	87,824
	12/31/2009	17.42	22.18	87,447
	12/31/2008	30.07	17.42	97,532
	12/31/2007	30.97	30.07	95,413
	12/31/2006	26.38	30.97	83,914
	12/31/2005	24.38	26.38	64,549

Wilshire Small Co. Growth Portfolio Investment(1)(2)	12/31/2014	$38.66	$39.61	5,767
	12/31/2013	27.62	38.66	6,707
	12/31/2012	24.55	27.62	7,321
	12/31/2011	24.85	24.55	8,003
	12/31/2010	19.87	24.85	9,756
	12/31/2009	15.37	19.87	10,743
	12/31/2008	25.50	15.37	12,276
	12/31/2007	23.76	25.50	14,747
	12/31/2006	21.58	23.76	16,381
	12/31/2005	21.02	21.58	15,551

66

Subaccount	Year Ended	Accumulation Unit Value Beginning of Period		Accumulation Unit Value End of Period	Accumulation Units Outstanding End of Period
Wilshire Small Co. Value Portfolio Investment(2)(8)	12/31/2014	$42.22		$44.41	9,470
	12/31/2013	29.64		42.22	8,704
	12/31/2012	25.52		29.64	8,750
	12/31/2011	27.86		25.52	8,627
	12/31/2010	22.74		27.86	10,743
	12/31/2009	18.68		22.74	10,456
	12/31/2008	28.06		18.68	11,459
	12/31/2007	29.43		28.06	9,755
	12/31/2006	24.83		29.43	9,985
	12/31/2005	23.52		24.83	10,605

Wilshire VIT 2015 ETF Fund(8)	12/31/2014	$13.18		$13.68	248,752
	12/31/2013	12.05		13.18	187,213
	12/31/2012	10.81		12.05	238,818
	12/31/2011	10.75		10.81	224,713
	12/31/2010	9.72		10.75	292,184
	12/31/2009	8.15		9.72	289,306
	12/31/2008	10.88		8.15	243,318
	12/31/2007	10.47		10.88	57,177
	12/31/2006	9.98	*	10.47	48

Wilshire VIT 2025 ETF Fund(8)	12/31/2014	$12.67		$13.19	372,108
	12/31/2013	11.40		12.67	374,472
	12/31/2012	10.20		11.40	338,373
	12/31/2011	10.27		10.20	287,424
	12/31/2010	9.26		10.27	228,119
	12/31/2009	7.76		9.26	146.466
	12/31/2008	10.91		7.76	165,236
	12/31/2007	10.53		10.91	91,496
	12/31/2006	9.97	*	10.53	27,833

Wilshire VIT 2035 ETF Fund(8)	12/31/2014	$12.12		$12.66	192,029
	12/31/2013	10.64		12.12	232,142
	12/31/2012	9.42		10.64	182,953
	12/31/2011	9.66		9.42	153,123
	12/31/2010	8.66		9.66	102,298
	12/31/2009	7.22		8.66	93,920
	12/31/2008	10.91		7.22	70,878
	12/31/2007	10.50		10.91	49,812
	12/31/2006	9.96	*	10.50	43

Wilshire VIT Global Allocation Fund	12/31/2014	$28.11		$28.46	246,737
	12/31/2013	23.98		28.11	64,490
	12/31/2012	21.59		23.98	69,423
	12/31/2011	21.93		21.59	82,747
	12/31/2010	19.95		21.93	77,853
	12/31/2009	17.05		19.95	83,962
	12/31/2008	23.47		17.05	93,333
	12/31/2007	22.99		23.47	120,047
	12/31/2006	20.79		22.99	110,505
	12/31/2005	20.13		20.79	85,774

67

*	Inception price on date Underlying Fund was added to the Separate Account.

(1)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2006. Owners of Contracts issued before May 1, 2006 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Dreyfus Investment Portfolio: MidCap Stock Portfolio — Service Shares

Lord Abbett Series Fund Growth Opportunities Portfolio

Wilshire Small Company Growth Portfolio (Investment Class)

(2)	These Subaccounts are not available as investment options in Non-qualified Contracts.

(3)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2008. Owners of Contracts issued before May 1, 2008 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

Ariel Appreciation Fund®

Goldman Sachs VIT Structured Small Cap Equity Insights Fund

(4)

The following Subaccounts are not available as investment options for Contracts issued on or after May 1, 2012. Owners of Contracts issued before May 1, 2012 may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if such Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts.

AB VPS Large Cap Growth Portfolio

AB VPS Small/Mid Cap Value Portfolio

Ariel Fund®

Putnam VT Multi-Cap Growth Fund (IB Shares)

(5)

On and after February 1, 2013, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount:

AB VPS Small Cap Growth Portfolio

(6)

On and after May 1, 2014, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccount. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccount, they may continue the program(s), but may not begin or increase allocations to the following Subaccount.

Fidelity VIP Emerging Markets SC2

(7)	On and after May 1, 2014, Contract Owners may once again begin or increase premium payment allocations and make new transfers to the following Subaccount.

JPMorgan Insurance Trust U.S. Equity Portfolio

(8)

On and after May 1, 2015, Contract Owners may not begin or increase premium payment allocations or make new transfers to the following Subaccounts. However, if Contract Owners were participating on that date in the dollar cost averaging program or the rebalancing program with allocations to the following Subaccounts, they may continue the program(s), but may not begin or increase allocations to the following Subaccounts:

Wilshire Variable Insurance Trust 2015 ETF Fund

Wilshire Variable Insurance Trust 2025 ETF Fund

Wilshire Variable Insurance Trust 2035 ETF Fund

Ibbotson Conservative ETF Asset Allocation Portfolio (Class II)

Ibbotson Income and Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Balanced ETF Asset Allocation Portfolio (Class II)

Ibbotson Growth ETF Asset Allocation Portfolio (Class II)

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio (Class II)

Davis Value Portfolio

T. Rowe Price Equity Income Portfolio VIP II

Wilshire Large Company Value Portfolio (Investment Class)

Fidelity VIP Growth & Income Portfolio SC2

Wilshire 5000 Index Fund (Investment Class)

Delaware VIP US Growth Series — Service Class

Wilshire Large Company Growth Portfolio (Investment Class)

American Century VP Mid Cap Value Class 1

Goldman Sachs VIT Mid Cap Value Fund

Fidelity VIP Mid Cap Portfolio SC 2

Rainier Small/Mid Cap Equity Fund

Delaware VIP Smid Cap Growth Series — Service Class

Royce Capital Fund Small-Cap Portfolio

Wilshire Small Company Value Portfolio (Investment Class)

Lazard Retirement US Small-Mid Cap Eq Service

Neuberger Berman Genesis Fund — Advisor Class

Fidelity VIP Growth Portfolio SC 2

Delaware VIP REIT Series (Service Class)

Fidelity VIP High Income Portfolio SC 2

68

May 1, 2015

STATEMENT OF ADDITIONAL INFORMATION

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Individual Flexible Premium And Single Premium Variable Deferred Annuity

Contracts

Horace Mann Life Insurance Company

This Statement of Additional Information is not a prospectus, and should be read in conjunction with the prospectuses for flexible premium Variable annuity Contracts dated May 1, 2015. Copies of the prospectuses for the Contracts may be obtained by writing to Horace Mann Life Insurance Company, P.O. Box 4657, Springfield, Illinois 62708-4657, by sending a telefacsimile (FAX) transmission to (877) 832-3785, or by telephoning toll-free (800) 999-1030. The prospectuses for the Contracts set forth information that a prospective investor should know before investing in a Contract. Capitalized terms that are used, but not defined, in this Statement of Additional Information have the same meanings as in the prospectuses for the Contracts.

May 1, 2015

TOPIC	PAGE
General Information and History	1
Underwriter	2
Independent Registered Public Accounting Firm	2
Financial Statements	2

GENERAL INFORMATION AND HISTORY

Horace Mann Life Insurance Company (“HMLIC”) sponsors the Horace Mann Life Insurance Company Separate Account (the “Separate Account”). HMLIC is a wholly-owned subsidiary of Educators Life Insurance Company of America, whose business is to engage in the business of insurance. HMLIC is an indirect wholly-owned subsidiary of Horace Mann Educators Corporation (“HMEC”), a publicly-held insurance holding company traded on the New York Stock Exchange.

UNDERWRITER

HMLIC offers and sells the Contracts on a continuous basis through its licensed life insurance sales personnel who are also registered representatives of Horace Mann Investors, Inc. (“HM Investors”), a broker/dealer registered with the Securities and Exchange Commission and a member of FINRA. HM Investors serves as principal underwriter of the Separate Account. HM Investors is located at One Horace Mann Plaza, Springfield, Illinois 62715-0001. HM Investors is an affiliate of HMLIC and a wholly-owned subsidiary of HMEC.

HMLIC contracts with HM Investors to distribute the variable Contracts of HMLIC. The Contracts also may be offered and sold through independent agents and other, unaffiliated broker-dealers that have entered into selling agreements with HMLIC and HM Investors. (HM Investors and such unaffiliated broker-dealers shall be referred to herein collectively as “selling firms.”). HM Investors passes through any commissions it receives for sales of the Contracts to its registered representatives and to other selling firms for their sales of the Contracts.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements of the Separate Account as of December 31, 2014, and for the periods disclosed in the financial statements, and those financial statements and schedules of Horace Mann Life Insurance Company as of December 31, 2014 and 2013, and for each of the three years in the period ended December 31, 2014, appearing herein have been audited by KPMG LLP, independent registered public accounting firm, as set forth in their respective reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing. The principal business address of KPMG LLP is 200 E. Randolph Drive, Chicago, Illinois 60601.

The KPMG LLP report dated April 24, 2015 of Horace Mann Life Insurance Company includes explanatory language that states that Horace Mann Life Insurance Company prepared the statutory financial statements using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in conformity with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance.

FINANCIAL STATEMENTS

Audited financial statements of HMLIC and of the Separate Account are included herein. The financial statements for HMLIC should be considered only as bearing upon the ability of HMLIC to meet its obligations under the Contracts.

Report of Independent Registered Public Accounting Firm

The Contract Owners

Horace Mann Life Insurance Company Separate Account and

The Board of Directors and Stockholder

Horace Mann Life Insurance Company

We have audited the accompanying statement of net assets of each sub-account within Horace Mann Life Insurance Company Separate Account (the “Company”), as of December 31, 2014, and the related statement of operations for the year or period then ended, the statements of changes in net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2014, by correspondence with the transfer agent of the underlying mutual funds and other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each sub-account within the Company as of December 31, 2014, the results of its operations for the year or period then ended, the changes in its net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Chicago, IL

April 24, 2015

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2014

	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL/ MID CAP VALUE PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY MID CAP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP GROWTH & INCOME FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS IS NEW WORLD FUND
ASSETS
INVESTMENTS AT MARKET VALUE	$42,746,462	$3,415,901	$3,123,996	$1,590,877	$1,698,982	$1,879,387	$1,321,975	$675,808
TOTAL ASSETS	$42,746,462	$3,415,901	$3,123,996	$1,590,877	$1,698,982	$1,879,387	$1,321,975	$675,808
NET ASSETS
ACTIVE CONTRACT OWNERS	$42,746,462	$3,415,901	$3,123,996	$1,590,877	$1,698,982	$1,879,387	$1,321,975	$675,808

RETIRED CONTRACT OWNERS	–	–	–	–	–	–	–	–
TOTAL NET ASSETS	$42,746,462	$3,415,901	$3,123,996	$1,590,877	$1,698,982	$1,879,387	$1,321,975	$675,808

INVESTMENTS
COST OF INVESTMENTS	$22,040,496	$2,647,389	$2,873,602	$1,458,758	$1,689,107	$1,847,403	$1,315,439	$732,677
UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	$20,705,966	$768,512	$250,394	$132,119	$9,875	$31,984	$6,536	$(56,869)
NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	902,204	156,765	156,200	80,185	116,130	23,569	107,740	32,870
TOTAL NET ASSETS REPRESENTED BY:
NUMBER OF UNITS OUTSTANDING:

M&E RATE .0000	5	–	–	–	–	–	–	–

M&E RATE .0029	–	–	–	–	–	–	–	–

M&E RATE .0039	–	–	–	–	–	–	–	–

M&E RATE .0095	34,444	7,433	12,386	11,642	23,785	5,795	11,700	7,306

M&E RATE .0125	975,870	93,172	112,830	58,340	84,547	16,334	94,681	22,324

M&E RATE .0145	2,003	468	1,749	212	4,627	153	2,090	5

M&E RATE .0155	1,012	674	304	1,633	13	60	10	8

M&E RATE .0165	971	362	251	1,256	391	5	44	22

RETIRED PAYOUT	–	–	–	–	–	–	–	–

TOTAL UNITS	1,014,305	102,109	127,520	73,083	113,363	22,347	108,525	29,665

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0000	$51.42	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0029	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0039	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0095	$43.68	$34.24	$25.09	$21.93	$15.02	$84.28	$12.20	$22.83

M&E RATE .0125	$42.09	$33.41	$24.44	$21.74	$14.98	$84.04	$12.18	$22.77

M&E RATE .0145	$42.03	$32.84	$23.99	$21.83	$14.90	$83.72	$12.13	$22.73

M&E RATE .0155	$41.65	$32.55	$23.79	$21.65	$14.88	$83.63	$12.08	$22.63

M&E RATE .0165	$41.34	$32.24	$23.61	$21.67	$14.92	$83.67	$12.12	$22.66

RETIRED PAYOUT	$–	$–	$–	$–	$–	$–	$–	$–

See accompanying notes to the financial statements.

1

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2014

	ARIEL FUND	ARIEL APPRECIATION FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DELAWARE VIP U.S. GROWTH SERIES	DREYFUS MID CAP STOCK PORTFOLIO
ASSETS
INVESTMENTS AT MARKET VALUE	$46,492,577	$61,854,106	$5,195,086	$19,954,602	$12,445,759	$7,160,709	$2,051,141	$1,227,574
TOTAL ASSETS	$46,492,577	$61,854,106	$5,195,086	$19,954,602	$12,445,759	$7,160,709	$2,051,141	$1,227,574
NET ASSETS
ACTIVE CONTRACT OWNERS	$46,492,577	$61,854,106	$5,195,086	$19,954,602	$12,445,759	$7,160,709	$2,051,141	$1,227,574

RETIRED CONTRACT OWNERS	–	–	–	–	–	–	–	–
TOTAL NET ASSETS	$46,492,577	$61,854,106	$5,195,086	$19,954,602	$12,445,759	$7,160,709	$2,051,141	$1,227,574

INVESTMENTS
COST OF INVESTMENTS	$31,094,005	$46,394,720	$4,812,906	$20,365,101	$9,390,191	$5,866,192	$1,850,346	$651,107
UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	$15,398,572	$15,459,386	$382,180	$(410,499)	$3,055,568	$1,294,517	$200,795	$576,467
NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	647,348	1,153,134	53,447	1,762,774	804,509	246,496	151,599	53,442
TOTAL NET ASSETS REPRESENTED BY:
NUMBER OF UNITS OUTSTANDING:

M&E RATE .0000	6	2	–	17	–	–	–	–

M&E RATE .0029	–	–	–	–	–	–	–	–

M&E RATE .0039	–	–	–	–	–	–	–	–

M&E RATE .0095	15,612	20,968	8,144	77,755	105,470	17,115	22,844	611

M&E RATE .0125	466,018	616,455	38,809	991,330	642,803	169,851	113,840	34,736

M&E RATE .0145	143	195	55	6,357	6,418	813	519	–

M&E RATE .0155	488	440	485	7,154	3,058	1,041	2,226	–

M&E RATE .0165	802	1,311	614	10,621	8,507	1,845	75	–

RETIRED PAYOUT	–	–	–	–	–	–	–	–

TOTAL UNITS	483,069	639,371	48,107	1,093,234	766,256	190,665	139,504	35,347

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0000	$119.25	$119.55	$–	$22.52	$–	$–	$–	$–

M&E RATE .0029	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0039	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0095	$100.02	$100.51	$109.57	$19.12	$16.52	$38.63	$14.81	$35.80

M&E RATE .0125	$96.15	$96.64	$107.70	$18.19	$16.21	$37.46	$14.68	$34.71

M&E RATE .0145	$87.37	$91.25	$108.81	$18.38	$15.99	$37.58	$14.63	$–

M&E RATE .0155	$86.67	$90.47	$107.20	$18.23	$15.88	$37.39	$14.58	$–

M&E RATE .0165	$85.91	$89.60	$105.62	$18.07	$15.78	$36.99	$14.56	$–

RETIRED PAYOUT	$–	$–	$–	$–	$–	$–	$–	$–

See accompanying notes to the financial statements.

2

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2014

	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO
ASSETS
INVESTMENTS AT MARKET VALUE	$5,033,674	$5,510,487	$80,814,236	$34,096,941	$15,941,617	$108,957,873	$31,407,071	$75,266,584
TOTAL ASSETS	$5,033,674	$5,510,487	$80,814,236	$34,096,941	$15,941,617	$108,957,873	$31,407,071	$75,266,584
NET ASSETS
ACTIVE CONTRACT OWNERS	$5,021,778	$5,510,487	$80,814,236	$34,096,941	$15,941,617	$108,884,431	$31,367,422	$75,266,584

RETIRED CONTRACT OWNERS	$11,896	–	–	–	–	$73,442	$39,649	–
TOTAL NET ASSETS	$5,033,674	$5,510,487	$80,814,236	$34,096,941	$15,941,617	$108,957,873	$31,407,071	$75,266,584

INVESTMENTS
COST OF INVESTMENTS	$4,317,712	$5,232,259	$44,446,579	$23,096,399	$16,635,253	$73,359,812	$31,426,880	$61,795,726
UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	$715,962	$278,228	$36,367,657	$11,000,542	$(693,636)	$35,598,061	$(19,809)	$13,470,858
NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	273,569	604,220	1,286,851	1,668,964	2,974,182	528,870	2,510,558	2,043,067
TOTAL NET ASSETS REPRESENTED BY:
NUMBER OF UNITS OUTSTANDING:

M&E RATE .0000	–	–	4	12	20	288	17	10

M&E RATE .0029	–	–	–	–	–	–	–	–

M&E RATE .0039	–	–	–	–	–	–	–	–

M&E RATE .0095	36,753	95,514	85,396	85,953	148,518	31,199	163,652	84,711

M&E RATE .0125	152,744	491,209	1,272,440	1,236,282	843,300	408,920	1,262,579	1,107,230

M&E RATE .0145	791	1,731	2,861	7,406	15,087	749	18,014	5,397

M&E RATE .0155	940	6,605	2,708	2,153	7,196	452	6,610	2,095

M&E RATE .0165	2,058	19,983	6,560	4,902	26,428	2,232	30,641	4,751

RETIRED PAYOUT	646	–	–	–	–	357	3,169	–

TOTAL UNITS	193,932	615,042	1,369,969	1,336,708	1,040,549	444,197	1,484,682	1,204,194

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0000	$–	$–	$73.54	$30.35	$18.62	$292.24	$25.38	$74.33

M&E RATE .0029	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0039	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0095	$26.36	$9.05	$61.21	$26.55	$16.23	$247.85	$22.12	$65.02

M&E RATE .0125	$25.91	$8.95	$58.86	$25.46	$15.51	$245.18	$21.28	$62.39

M&E RATE .0145	$25.41	$8.85	$57.25	$23.34	$9.41	$238.56	$16.19	$55.76

M&E RATE .0155	$25.30	$8.81	$56.68	$23.13	$9.32	$238.10	$16.05	$55.26

M&E RATE .0165	$25.15	$8.77	$56.25	$22.95	$9.24	$233.92	$15.92	$54.86

RETIRED PAYOUT	$18.40	$–	$–	$–	$–	$206.02	$12.51	$–

See accompanying notes to the financial statements.

3

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2014

	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND	IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION PORTFOLIO
ASSETS
INVESTMENTS AT MARKET VALUE	$54,703,388	$1,697,412	$3,030,864	$6,634,045	$21,347,585	$3,337,989	$16,745,206	$7,140,509
TOTAL ASSETS	$54,703,388	$1,697,412	$3,030,864	$6,634,045	$21,347,585	$3,337,989	$16,745,206	$7,140,509
NET ASSETS
ACTIVE CONTRACT OWNERS	$54,533,116	$1,697,412	$3,030,864	$6,634,045	$21,347,585	$3,337,989	$16,745,206	$7,140,509

RETIRED CONTRACT OWNERS	$170,272	–	–	–	–	–	–	–
TOTAL NET ASSETS	$54,703,388	$1,697,412	$3,030,864	$6,634,045	$21,347,585	$3,337,989	$16,745,206	$7,140,509

INVESTMENTS
COST OF INVESTMENTS	$52,321,509	$1,768,110	$2,483,901	$6,321,388	$20,723,300	$3,378,208	$15,747,813	$7,132,513
UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	$2,381,879	$(70,698)	$546,963	$312,657	$624,285	$(40,219)	$997,393	$7,996
NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	2,948,970	97,273	221,716	567,497	1,864,418	297,503	1,505,864	628,013
TOTAL NET ASSETS REPRESENTED BY:
NUMBER OF UNITS OUTSTANDING:

M&E RATE .0000	9	–	–	–	–	–	–	–

M&E RATE .0029	–	–	–	–	–	–	–	–

M&E RATE .0039	–	–	–	–	–	–	–	–

M&E RATE .0095	160,183	16,776	8,953	80,385	379,240	79,812	328,588	169,284

M&E RATE .0125	1,873,166	57,385	117,194	469,545	1,286,134	171,324	962,859	378,568

M&E RATE .0145	8,359	146	213	3,426	12,861	15,873	843	4,283

M&E RATE .0155	5,112	775	196	373	6,568	6,534	1,082	9,003

M&E RATE .0165	10,084	1,106	319	2,784	11,512	467	66,971	15,939

RETIRED PAYOUT	9,179	–	–	–	–	–	–	–

TOTAL UNITS	2,066,092	76,188	126,875	556,513	1,696,315	274,010	1,360,343	577,077

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0000	$32.91	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0029	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0039	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0095	$27.61	$22.55	$24.61	$12.02	$12.74	$12.26	$12.40	$12.44

M&E RATE .0125	$26.46	$22.23	$23.85	$11.91	$12.54	$12.16	$12.29	$12.36

M&E RATE .0145	$23.29	$22.07	$20.83	$11.81	$12.44	$12.04	$12.16	$12.20

M&E RATE .0155	$23.11	$21.63	$20.65	$11.76	$12.40	$11.98	$12.16	$12.19

M&E RATE .0165	$22.88	$21.40	$20.49	$11.75	$12.38	$12.00	$12.13	$12.14

RETIRED PAYOUT	$18.55	$–	$–	$–	$–	$–	$–	$–

See accompanying notes to the financial statements.

4

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2014

	J.P. MORGAN INSURANCE TRUST US EQUITY PORTFOLIO	LAZARD RETIREMENT US SMALL- MID CAP EQUITY PORTFOLIO	LORD ABBETT DEVELOPING GROWTH PORTFOLIO	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL CAP PORTFOLIO
ASSETS
INVESTMENTS AT MARKET VALUE	$25,444,679	$1,101,722	$1,366,840	$2,054,890	$56,658,641	$8,108,108	$29,696,458	$17,042,012
TOTAL ASSETS	$25,444,679	$1,101,722	$1,366,840	$2,054,890	$56,658,641	$8,108,108	$29,696,458	$17,042,012
NET ASSETS
ACTIVE CONTRACT OWNERS	$25,444,679	$1,101,722	$1,366,840	$2,054,890	$56,658,641	$8,108,108	$29,696,458	$17,042,012

RETIRED CONTRACT OWNERS	–	–	–	–	–	–	–	–
TOTAL NET ASSETS	$25,444,679	$1,101,722	$1,366,840	$2,054,890	$56,658,641	$8,108,108	$29,696,458	$17,042,012

INVESTMENTS
COST OF INVESTMENTS	$11,438,102	$1,154,046	$1,332,476	$2,212,212	$55,531,216	$4,508,764	$24,451,403	$13,650,690
UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	$14,006,577	$(52,324)	$34,364	$(157,322)	$1,127,425	$3,599,344	$5,245,055	$3,391,322
NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	951,203	134,685	55,881	159,170	2,052,105	235,222	699,233	1,347,195
TOTAL NET ASSETS REPRESENTED BY:
NUMBER OF UNITS OUTSTANDING:

M&E RATE .0000	13	–	–	–	12	7	6	–

M&E RATE .0029	–	–	–	–	–	–	–	–

M&E RATE .0039	–	–	–	–	–	–	–	–

M&E RATE .0095	23,056	12,560	11,708	6,116	61,973	8,787	27,457	73,006

M&E RATE .0125	936,395	49,616	37,906	71,528	895,477	234,784	424,970	837,419

M&E RATE .0145	2,018	122	34	–	3,074	660	949	2,178

M&E RATE .0155	176	1,886	1,612	–	1,753	154	833	5,640

M&E RATE .0165	5	281	938	–	2,237	25	1,681	7,130

RETIRED PAYOUT	–	–	–	–	–	–	–	–

TOTAL UNITS	961,663	64,465	52,198	77,644	964,526	244,417	455,896	925,373

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0000	$28.34	$–	$–	$–	$70.71	$34.93	$78.71	$–

M&E RATE .0029	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0039	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0095	$26.89	$17.29	$26.31	$27.23	$60.71	$33.57	$67.82	$18.96

M&E RATE .0125	$26.45	$17.06	$26.16	$26.40	$58.66	$33.16	$65.07	$18.39

M&E RATE .0145	$26.66	$16.55	$26.18	$–	$51.64	$32.89	$52.39	$17.36

M&E RATE .0155	$26.61	$16.75	$26.07	$–	$51.27	$32.74	$51.99	$17.21

M&E RATE .0165	$26.59	$16.70	$25.98	$–	$50.78	$32.56	$51.52	$17.07

RETIRED PAYOUT	$–	$–	$–	$–	$–	$–		$–

See accompanying notes to the financial statements.

5

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2014

	TEMPLETON GLOBAL BOND SECURITIES FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE PRIME RESERVE PORTFOLIO	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WILSHIRE 5000 INDEX PORTFOLIO INSTITUTIONAL
ASSETS
INVESTMENTS AT MARKET VALUE	$4,386,429	$18,617,256	$17,444,826	$16,758,743	$6,589,768	$24,609,108	$8,601,862	$17,293,256
TOTAL ASSETS	$4,386,429	$18,617,256	$17,444,826	$16,758,743	$6,589,768	$24,609,108	$8,601,862	$17,293,256
NET ASSETS
ACTIVE CONTRACT OWNERS	$4,386,429	$18,617,256	$17,444,826	$16,758,743	$6,589,768	$24,431,596	$8,601,862	$17,293,256

RETIRED CONTRACT OWNERS	–	–	–	–	–	$177,512	–	–
TOTAL NET ASSETS	$4,386,429	$18,617,256	$17,444,826	$16,758,743	$6,589,768	$24,609,108	$8,601,862	$17,293,256

INVESTMENTS
COST OF INVESTMENTS	$4,547,678	$13,455,562	$12,749,207	$12,727,344	$6,589,769	$17,312,873	$5,479,637	$10,764,982
UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	$(161,249)	$5,161,694	$4,695,619	$4,031,400	$(1)	$7,296,235	$3,122,225	$6,528,274
NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	238,652	621,819	397,105	360,482	6,589,767	801,339	298,055	960,733
TOTAL NET ASSETS REPRESENTED BY:
NUMBER OF UNITS OUTSTANDING:

M&E RATE .0000	–	–	7	10	–	24	7	7

M&E RATE .0029	–	–	–	–	–	–	–	–

M&E RATE .0039	–	–	–	–	–	–	–	–

M&E RATE .0095	38,502	74,893	3,947	3,277	625,470	64,099	932	2,449

M&E RATE .0125	145,278	447,544	215,509	209,260	5,839,342	683,248	144,590	933,182

M&E RATE .0145	814	2,796	–	–	30,405	3,262	–	–

M&E RATE .0155	2,662	3,127	–	–	21,809	2,871	–	–

M&E RATE .0165	8,709	2,640	–	–	20,357	1,654	–	–

RETIRED PAYOUT	–	–	–	–	–	5,780	–	–

TOTAL UNITS	195,965	531,000	219,463	212,547	6,537,383	760,938	145,529	935,638

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0000	$–	$–	$96.13	$95.29	$–	$36.32	$71.96	$22.62

M&E RATE .0029	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0039	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0095	$22.69	$35.82	$82.60	$82.01	$1.03	$33.21	$61.36	$19.28

M&E RATE .0125	$22.34	$34.95	$79.43	$78.80	$1.01	$32.28	$59.09	$18.48

M&E RATE .0145	$22.11	$34.36	$–	$–	$0.99	$32.11	$–	$–

M&E RATE .0155	$21.97	$34.12	$–	$–	$0.98	$31.82	$–	$–

M&E RATE .0165	$21.91	$33.80	$–	$–	$0.97	$31.59	$–	$–

RETIRED PAYOUT	$–	$–	$–	$–	$–	$30.71	$–	$–

See accompanying notes to the financial statements.

6

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2014

	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE VIT 2015 ETF FUND	WILSHIRE VIT 2025 ETF FUND
ASSETS
INVESTMENTS AT MARKET VALUE	$29,390,111	$17,495,931	$27,463,304	$40,902,804	$4,061,230	$6,856,348	$28,249,888	$45,808,141
TOTAL ASSETS	$29,390,111	$17,495,931	$27,463,304	$40,902,804	$4,061,230	$6,856,348	$28,249,888	$45,808,141
NET ASSETS
ACTIVE CONTRACT OWNERS	$29,390,111	$17,495,931	$27,463,304	$40,902,804	$4,061,230	$6,729,467	$28,249,888	$45,808,141

RETIRED CONTRACT OWNERS	–	–	–	–	–	$126,881	–	–
TOTAL NET ASSETS	$29,390,111	$17,495,931	$27,463,304	$40,902,804	$4,061,230	$6,856,348	$28,249,888	$45,808,141

INVESTMENTS
COST OF INVESTMENTS	$18,936,653	$15,136,099	$24,105,741	$33,361,523	$2,889,624	$5,140,449	$23,917,126	$38,127,468
UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	$10,453,458	$2,359,832	$3,357,563	$7,541,281	$1,171,606	$1,715,899	$4,332,762	$7,680,673
NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	1,631,877	430,722	710,380	1,930,288	173,260	299,928	2,300,479	3,776,434
TOTAL NET ASSETS REPRESENTED BY:
NUMBER OF UNITS OUTSTANDING:

M&E RATE .0000	17	2	5	10	11	16	–	–

M&E RATE .0029	–	–	–	–	–	–	–	–

M&E RATE .0039	–	–	–	–	–	–	–	–

M&E RATE .0095	117,930	722	34,661	62,088	5,767	9,470	248,752	372,108

M&E RATE .0125	1,523,165	315,377	483,079	975,539	103,699	144,966	1,777,410	3,088,839

M&E RATE .0145	983	–	1,575	3,429	–	774	38,726	45,556

M&E RATE .0155	3,662	–	1,990	3,406	–	1,169	15,211	17,202

M&E RATE .0165	4,381	–	958	2,287	–	1,075	32,708	27,985

RETIRED PAYOUT	–	–	–	–	–	5,550	–	–

TOTAL UNITS	1,650,138	316,101	522,268	1,046,759	109,477	163,020	2,112,807	3,551,690

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0000	$21.83	$65.69	$63.71	$48.19	$45.58	$51.95	$–	$–

M&E RATE .0029	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0039	$–	$–	$–	$–	$–	$–	$–	$–

M&E RATE .0095	$18.61	$57.73	$54.60	$40.69	$39.61	$44.41	$13.68	$13.19

M&E RATE .0125	$17.75	$55.34	$52.43	$39.05	$36.96	$42.89	$13.35	$12.87

M&E RATE .0145	$17.90	$–	$54.20	$31.35	$–	$30.07	$13.09	$12.64

M&E RATE .0155	$17.76	$–	$53.81	$31.08	$–	$29.88	$13.00	$12.55

M&E RATE .0165	$17.61	$–	$53.41	$30.81	$–	$29.55	$12.89	$12.44

RETIRED PAYOUT	$–	$–	$–	$–	$–	$22.86	$–	$–

See accompanying notes to the financial statements.

7

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF NET ASSETS

DECEMBER 31, 2014

	WILSHIRE VIT 2035 ETF FUND	WILSHIRE VIT GLOBAL ALLOCATION FUND
ASSETS
INVESTMENTS AT MARKET VALUE	$52,075,673	$450,426,885
TOTAL ASSETS	$52,075,673	$450,426,885
NET ASSETS
ACTIVE CONTRACT OWNERS	$52,075,673	$448,087,485

RETIRED CONTRACT OWNERS	–	$2,339,400
TOTAL NET ASSETS	$52,075,673	$450,426,885

INVESTMENTS
COST OF INVESTMENTS	$42,138,630	$430,040,860
UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	$9,937,043	$20,386,025
NUMBER OF SHARES IN UNDERLYING MUTUAL FUNDS	4,383,474	22,794,881
TOTAL NET ASSETS REPRESENTED BY:
NUMBER OF UNITS OUTSTANDING:

M&E RATE .0000	–	9,422

M&E RATE .0029	–	242,347

M&E RATE .0039	–	61,048

M&E RATE .0095	192,029	246,737

M&E RATE .0125	3,870,137	15,901,396

M&E RATE .0145	92,445	14,827

M&E RATE .0155	11,955	5,678

M&E RATE .0165	49,783	17,548

RETIRED PAYOUT	–	118,391

TOTAL UNITS	4,216,349	16,617,394

ACCUMULATION UNIT VALUE (NET ASSETS DIVIDED BY UNITS OUTSTANDING)

M&E RATE .0000	$–	$32.53

M&E RATE .0029	$–	$19.84

M&E RATE .0039	$–	$19.83

M&E RATE .0095	$12.66	$28.46

M&E RATE .0125	$12.35	$27.28

M&E RATE .0145	$12.13	$24.59

M&E RATE .0155	$12.02	$24.40

M&E RATE .0165	$11.94	$24.18

RETIRED PAYOUT	$–	$19.76

See accompanying notes to the financial statements.

8

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL/ MID CAP VALUE PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY MID CAP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP GROWTH & INCOME FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS IS NEW WORLD FUND
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$–	$15,927	$–	$14,241	$41,492	$13,356	$582	$6,084

INVESTMENT INCOME	–	15,927	–	14,241	41,492	13,356	582	6,084

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	–	392,897	294,473	61,088	–	1,736	–	2,869
NET REALIZED GAIN (LOSS) ON INVESTMENTS	1,931,459	146,842	69,584	46,815	1,872	(248)	(600)	(2,055)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	3,418,525	(270,321)	(434,282)	65,770	9,875	31,984	6,536	(56,869)

NET GAIN (LOSS) ON INVESTMENTS	5,349,984	269,418	(70,225)	173,673	11,747	33,472	5,936	(56,055)

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(506,639)	(40,948)	(39,146)	(14,498)	(4,873)	(4,797)	(4,328)	(2,109)

TOTAL EXPENSES	(506,639)	(40,948)	(39,146)	(14,498)	(4,873)	(4,797)	(4,328)	(2,109)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,843,345	$244,397	$(109,371)	$173,416	$48,366	$42,031	$2,190	$(52,080)

See accompanying notes to the financial statements.

9

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	ARIEL FUND	ARIEL APPRECIATION FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DELAWARE VIP U.S. GROWTH SERIES	DREYFUS MID CAP STOCK PORTFOLIO
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$255,427	$428,978	$30,508	$186,164	$114,891	$–	$228	$9,880

INVESTMENT INCOME	255,427	428,978	30,508	186,164	114,891	–	228	9,880

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	5,400,729	6,349,678	409,114	4,029,367	–	653,165	106,142	6,920
NET REALIZED GAIN (LOSS) ON INVESTMENTS	1,357,618	982,011	95,309	15,399	310,584	186,388	45,128	55,566
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(2,329,282)	(3,054,498)	(150,024)	(3,060,907)	2,197,042	(634,611)	53,637	65,024

NET GAIN (LOSS) ON INVESTMENTS	4,429,065	4,277,191	354,399	983,859	2,507,626	204,942	204,907	127,510

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(554,280)	(747,376)	(51,174)	(244,065)	(126,737)	(82,440)	(19,856)	(15,346)

TOTAL EXPENSES	(554,280)	(747,376)	(51,174)	(244,065)	(126,737)	(82,440)	(19,856)	(15,346)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,130,212	$3,958,793	$333,733	$925,958	$2,495,780	$122,502	$185,279	$122,044

See accompanying notes to the financial statements.

10

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$22,454	$7,227	$–	$514,833	$932,884	$1,522,356	$621,762	$14,186

INVESTMENT INCOME	22,454	7,227	–	514,833	932,884	1,522,356	621,762	14,186

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	213,254	–	–	8,398	–	95,830	12,291	1,724,356
NET REALIZED GAIN (LOSS) ON INVESTMENTS	129,757	(41,815)	3,042,439	878,524	346,741	2,308,405	34,274	538,750
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(108,131)	101,509	5,102,382	1,817,924	(1,144,364)	8,898,106	990,950	2,035,057

NET GAIN (LOSS) ON INVESTMENTS	234,880	59,694	8,144,821	2,704,846	(797,623)	11,302,341	1,037,515	4,298,163

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(50,183)	(66,799)	(969,778)	(402,776)	(193,138)	(1,248,154)	(374,249)	(900,083)

TOTAL EXPENSES	(50,183)	(66,799)	(969,778)	(402,776)	(193,138)	(1,248,154)	(374,249)	(900,083)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$207,151	$122	$7,175,043	$2,816,903	$(57,877)	$11,576,543	$1,285,028	$3,412,266

See accompanying notes to the financial statements.

11

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND	IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION PORTFOLIO
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$640,325	$12,523	$22,690	$63,210	$240,259	$33,349	$166,858	$83,359

INVESTMENT INCOME	640,325	12,523	22,690	63,210	240,259	33,349	166,858	83,359

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	14,094	273,103	426,058	48,108	310,387	47,927	35,508	121,477
NET REALIZED GAIN (LOSS) ON INVESTMENTS	438,510	48,735	21,571	69,784	136,922	8,974	165,277	59,689
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(5,932,733)	(160,840)	(272,713)	8,420	28,600	(19,021)	222,667	(65,744)

NET GAIN (LOSS) ON INVESTMENTS	(5,480,129)	160,998	174,916	126,312	475,909	37,880	423,452	115,422

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(687,828)	(16,709)	(35,878)	(59,106)	(205,099)	(33,510)	(164,406)	(76,249)

TOTAL EXPENSES	(687,828)	(16,709)	(35,878)	(59,106)	(205,099)	(33,510)	(164,406)	(76,249)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(5,527,632)	$156,812	$161,728	$130,416	$511,069	$37,719	$425,904	$122,532

See accompanying notes to the financial statements.

12

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	J.P. MORGAN INSURANCE TRUST US EQUITY PORTFOLIO	LAZARD RETIREMENT US SMALL- MID CAP EQUITY PORTFOLIO	LORD ABBETT DEVELOPING GROWTH PORTFOLIO	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL CAP PORTFOLIO
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$219,160	$–	$–	$–	$71,499	$24,433	$–	$21,382

INVESTMENT INCOME	219,160	–	–	–	71,499	24,433	–	21,382

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	–	162,904	6,209	427,519	8,498,668	–	4,329,888	1,971,157
NET REALIZED GAIN (LOSS) ON INVESTMENTS	1,170,660	(7,705)	6,315	6,822	578,351	340,736	966,101	317,302
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,756,187	(56,471)	37,318	(313,521)	(9,523,493)	628,109	(3,956,433)	(1,769,614)

NET GAIN (LOSS) ON INVESTMENTS	2,926,847	98,728	49,842	120,820	(446,474)	968,845	1,339,556	518,845

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(298,050)	(10,896)	(11,457)	(24,999)	(693,888)	(97,280)	(367,239)	(201,852)

TOTAL EXPENSES	(298,050)	(10,896)	(11,457)	(24,999)	(693,888)	(97,280)	(367,239)	(201,852)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,847,957	$87,832	$38,385	$95,821	$(1,068,863)	$895,998	$972,317	$338,375

See accompanying notes to the financial statements.

13

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	TEMPLETON GLOBAL BOND SECURITIES FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE PRIME RESERVE PORTFOLIO	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WILSHIRE 5000 INDEX PORTFOLIO INSTITUTIONAL
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$186,866	$272,755	$–	$57,170	$–	$–	$4,912	$242,055

INVESTMENT INCOME	186,866	272,755	–	57,170	–	–	4,912	242,055

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	–	–	1,126,729	1,059,331	–	3,107,544	–	–
NET REALIZED GAIN (LOSS) ON INVESTMENTS	(7,103)	933,527	551,532	680,391	–	946,570	251,203	1,047,396
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	(117,612)	38,679	(593,969)	(1,860,068)	–	(3,969,167)	613,344	721,681

NET GAIN (LOSS) ON INVESTMENTS	(124,715)	972,206	1,084,292	(120,346)	–	84,947	864,547	1,769,077

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(48,300)	(217,516)	(213,157)	(216,120)	(84,762)	(291,818)	(109,137)	(212,589)

TOTAL EXPENSES	(48,300)	(217,516)	(213,157)	(216,120)	(84,762)	(291,818)	(109,137)	(212,589)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,851	$1,027,445	$871,135	$(279,296)	$(84,762)	$(206,871)	$760,322	$1,798,543

See accompanying notes to the financial statements.

14

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE VIT 2015 ETF FUND	WILSHIRE VIT 2025 ETF FUND
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$356,977	$1,593	$–	$432,896	$–	$–	$465,591	$559,080

INVESTMENT INCOME	356,977	1,593	–	432,896	–	–	465,591	559,080

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	–	2,360,449	3,843,529	4,032,831	370,306	774,094	750,685	381,499
NET REALIZED GAIN (LOSS) ON INVESTMENTS	1,025,754	701,185	637,250	281,996	115,079	133,209	1,320,119	371,940
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,885,388	(1,667,990)	(2,431,766)	(649,174)	(353,911)	(515,180)	(1,218,918)	830,398

NET GAIN (LOSS) ON INVESTMENTS	2,911,142	1,393,644	2,049,013	3,665,653	131,474	392,123	851,886	1,583,837

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(341,394)	(218,294)	(325,275)	(494,225)	(48,425)	(78,440)	(349,801)	(529,779)

TOTAL EXPENSES	(341,394)	(218,294)	(325,275)	(494,225)	(48,425)	(78,440)	(349,801)	(529,779)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,926,725	$1,176,943	$1,723,738	$3,604,324	$83,049	$313,683	$967,676	$1,613,138

See accompanying notes to the financial statements.

15

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF OPERATIONS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	WILSHIRE VIT 2035 ETF FUND	WILSHIRE VIT GLOBAL ALLOCATION FUND	WILSHIRE VIT EQUITY FUND	WILSHIRE VIT INCOME FUND	WILSHIRE VIT INTERNATIONAL EQUITY FUND	WILSHIRE VIT SMALL CAP GROWTH FUND	WILSHIRE VIT SOCIALLY RESPONSIBLE FUND
INVESTMENT INCOME
DIVIDEND INCOME DISTRIBUTION	$606,700	$2,083,369	$73,398	$1,966,339	$655,040	$–	$537,628

INVESTMENT INCOME	606,700	2,083,369	73,398	1,966,339	655,040	–	537,628

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
CAPITAL GAIN DISTRIBUTION	205,964	–	–	733,761	–	6,858,851	12,231,588
NET REALIZED GAIN (LOSS) ON INVESTMENTS	507,933	3,611,994	38,992,105	(2,208,886)	3,610,714	10,435,746	428,220
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS	1,199,746	(6,076,263)	(27,112,320)	583,394	(4,320,699)	(17,560,473)	(9,431,277)

NET GAIN (LOSS) ON INVESTMENTS	1,913,643	(2,464,269)	11,879,785	(891,731)	(709,985)	(265,876)	3,228,531

EXPENSES
MORTALITY AND EXPENSE RISK CHARGE (NOTE 3)	(607,148)	(3,106,193)	(1,380,060)	(215,371)	(269,744)	(317,560)	(439,514)

TOTAL EXPENSES	(607,148)	(3,106,193)	(1,380,060)	(215,371)	(269,744)	(317,560)	(439,514)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,913,195	$(3,487,093)	$10,573,123	$859,237	$(324,689)	$(583,436)	$3,326,645

See accompanying notes to the financial statements.

16

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL/ MID CAP VALUE PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY MID CAP VALUE FUND	AMERICAN FUNDS IS BLUE CHIP GROWTH & INCOME FUND	AMERICAN FUNDS IS GROWTH FUND	AMERICAN FUNDS IS MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS IS NEW WORLD FUND
OPERATIONS
Investment Income	$–	$15,927	$–	$14,241	$41,492	$13,356	$582	$6,084
Capital gain distribution	–	392,897	294,473	61,088	–	1,736	–	2,869
Net realized gain (loss) on investments	1,931,459	146,842	69,584	46,815	1,872	(248)	(600)	(2,055)
Net change in unrealized appreciation (depreciation) on investments	3,418,525	(270,321)	(434,282)	65,770	9,875	31,984	6,536	(56,869)
Mortality and expense risk charge (Note 3)	(506,639)	(40,948)	(39,146)	(14,498)	(4,873)	(4,797)	(4,328)	(2,109)

Net increase (decrease) in net assets resulting from operations	4,843,345	244,397	(109,371)	173,416	48,366	42,031	2,190	(52,080)

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	1,971,139	194,772	268,457	413,439	495,121	700,130	140,951	341,092
Net transfer from (to) fixed accumulation account	(1,422,254)	(86,028)	(35,464)	80,252	238,417	226,672	411,130	31,472
Transfers between funds	(1,154,460)	(42,046)	(121,038)	318,738	921,210	914,987	883,931	359,167
Payments to contract owners	(1,972,469)	(168,699)	(212,514)	(95,009)	(4,061)	(4,251)	(116,098)	(3,786)
Annual maintenance charge (Note 3)	(41,288)	(1,841)	(1,650)	(675)	(25)	(125)	(25)	(50)
Surrender charges (Note 3)	(5,694)	(1,485)	(1,027)	(259)	(46)	(57)	(104)	(7)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	(2,625,026)	(105,327)	(103,236)	716,486	1,650,616	1,837,356	1,319,785	727,888

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,218,319	139,070	(212,607)	889,902	1,698,982	1,879,387	1,321,975	675,808
Net Assets:
Beginning of period	40,528,143	3,276,831	3,336,603	700,975	–	–	–	–

End of period	$42,746,462	$3,415,901	$3,123,996	$1,590,877	$1,698,982	$1,879,387	$1,321,975	$675,808

See accompanying notes to the financial statements.

17

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	ARIEL FUND	ARIEL APPRECIATION FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DELAWARE VIP U.S. GROWTH SERIES	DREYFUS MID CAP STOCK PORTFOLIO
OPERATIONS
Investment Income	$255,427	$428,978	$30,508	$186,164	$114,891	$–	$228	$9,880
Capital gain distribution	5,400,729	6,349,678	409,114	4,029,367	–	653,165	106,142	6,920
Net realized gain (loss) on investments	1,357,618	982,011	95,309	15,399	310,584	186,388	45,128	55,566
Net change in unrealized appreciation (depreciation) on investments	(2,329,282)	(3,054,498)	(150,024)	(3,060,907)	2,197,042	(634,611)	53,637	65,024
Mortality and expense risk charge (Note 3)	(554,280)	(747,376)	(51,174)	(244,065)	(126,737)	(82,440)	(19,856)	(15,346)

Net increase (decrease) in net assets resulting from operations	4,130,212	3,958,793	333,733	925,958	2,495,780	122,502	185,279	122,044

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	1,885,785	2,033,693	912,656	1,418,647	1,775,897	545,204	438,604	55,063
Net transfer from (to) fixed accumulation account	(1,497,481)	(1,841,820)	150,838	(289,139)	46,064	7,660	94,605	(23,266)
Transfers between funds	(888,000)	(879,070)	459,057	(136,724)	219,040	54,952	283,189	(51,525)
Payments to contract owners	(2,515,239)	(3,293,138)	(220,174)	(1,408,234)	(506,162)	(393,210)	(53,824)	(123,341)
Annual maintenance charge (Note 3)	(20,244)	(25,077)	(547)	(8,017)	(5,448)	(2,075)	(1,675)	(375)
Surrender charges (Note 3)	(4,210)	(2,983)	(2,003)	(9,942)	(7,358)	(4,029)	(433)	(46)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	(3,039,389)	(4,008,395)	1,299,827	(433,409)	1,522,033	208,502	760,466	(143,490)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,090,823	(49,602)	1,633,560	492,549	4,017,813	331,004	945,745	(21,446)
Net Assets:
Beginning of period	45,401,754	61,903,708	3,561,526	19,462,053	8,427,946	6,829,705	1,105,396	1,249,020

End of period	$46,492,577	$61,854,106	$5,195,086	$19,954,602	$12,445,759	$7,160,709	$2,051,141	$1,227,574

See accompanying notes to the financial statements.

18

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO
OPERATIONS
Investment Income	$22,454	$7,227	$–	$514,833	$932,884	$1,522,356	$621,762	$14,186
Capital gain distribution	213,254	–	–	8,398	–	95,830	12,291	1,724,356
Net realized gain (loss) on investments	129,757	(41,815)	3,042,439	878,524	346,741	2,308,405	34,274	538,750
Net change in unrealized appreciation (depreciation) on investments	(108,131)	101,509	5,102,382	1,817,924	(1,144,364)	8,898,106	990,950	2,035,057
Mortality and expense risk charge (Note 3)	(50,183)	(66,799)	(969,778)	(402,776)	(193,138)	(1,248,154)	(374,249)	(900,083)

Net increase (decrease) in net assets resulting from operations	207,151	122	7,175,043	2,816,903	(57,877)	11,576,543	1,285,028	3,412,266

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	772,157	908,413	5,195,724	2,224,902	1,562,041	7,149,016	2,937,465	4,714,389
Net transfer from (to) fixed accumulation account	127,030	(58,384)	(1,878,713)	(586,024)	(97,737)	(2,227,981)	(479,517)	(1,497,254)
Transfers between funds	436,987	(239,633)	(524,012)	83,554	425,014	1,513,282	680,209	134,737
Payments to contract owners	(153,928)	(210,573)	(4,033,759)	(1,807,530)	(1,053,213)	(5,310,675)	(2,820,597)	(3,869,855)
Annual maintenance charge (Note 3)	(880)	(5,837)	(92,565)	(24,902)	(13,066)	(73,147)	(21,138)	(24,493)
Surrender charges (Note 3)	(2,848)	(3,942)	(16,892)	(5,784)	(8,471)	(15,481)	(12,690)	(13,047)
Mortality guarantee adjustment	620	–	–	–	–	(2,847)	(914)	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	1,179,138	390,044	(1,350,217)	(115,784)	814,568	1,032,167	282,818	(555,523)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,386,289	390,166	5,824,826	2,701,119	756,691	12,608,710	1,567,846	2,856,743
Net Assets:
Beginning of period	3,647,385	5,120,321	74,989,410	31,395,822	15,184,926	96,349,163	29,839,225	72,409,841

End of period	$5,033,674	$5,510,487	$80,814,236	$34,096,941	$15,941,617	$108,957,873	$31,407,071	$75,266,584

See accompanying notes to the financial statements.

19

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT SMALL CAP EQUITY INSIGHTS FUND	IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION PORTFOLIO
OPERATIONS
Investment Income	$640,325	$12,523	$22,690	$63,210	$240,259	$33,349	$166,858	$83,359
Capital gain distribution	14,094	273,103	426,058	48,108	310,387	47,927	35,508	121,477
Net realized gain (loss) on investments	438,510	48,735	21,571	69,784	136,922	8,974	165,277	59,689
Net change in unrealized appreciation (depreciation) on investments	(5,932,733)	(160,840)	(272,713)	8,420	28,600	(19,021)	222,667	(65,744)
Mortality and expense risk charge (Note 3)	(687,828)	(16,709)	(35,878)	(59,106)	(205,099)	(33,510)	(164,406)	(76,249)

Net increase (decrease) in net assets resulting from operations	(5,527,632)	156,812	161,728	130,416	511,069	37,719	425,904	122,532

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	5,036,593	348,054	130,397	2,942,137	7,179,297	741,858	4,943,466	1,492,433
Net transfer from (to) fixed accumulation account	(649,811)	41,786	(66,610)	506,738	904,117	299,132	1,150,435	1,041,870
Transfers between funds	1,119,354	55,695	(5,967)	3,018	16,665	230,443	176,742	27,749
Payments to contract owners	(2,902,996)	(27,662)	(169,569)	(241,735)	(622,897)	(324,673)	(486,107)	(458,534)
Annual maintenance charge (Note 3)	(23,184)	(600)	(759)	(13,006)	(28,748)	(2,300)	(22,699)	(7,175)
Surrender charges (Note 3)	(18,252)	(174)	(508)	(13,570)	(13,396)	(6,157)	(21,023)	(23,680)
Mortality guarantee adjustment	(3,004)	–	–	–	–	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	2,558,700	417,099	(113,016)	3,183,582	7,435,038	938,303	5,740,814	2,072,663

TOTAL INCREASE (DECREASE) IN NET ASSETS	(2,968,932)	573,911	48,712	3,313,998	7,946,107	976,022	6,166,718	2,195,195
Net Assets:
Beginning of period	57,672,320	1,123,501	2,982,152	3,320,047	13,401,478	2,361,967	10,578,488	4,945,314

End of period	$54,703,388	$1,697,412	$3,030,864	$6,634,045	$21,347,585	$3,337,989	$16,745,206	$7,140,509

See accompanying notes to the financial statements.

20

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	J.P. MORGAN INSURANCE TRUST US EQUITY PORTFOLIO	LAZARD RETIREMENT US SMALL- MID CAP EQUITY PORTFOLIO	LORD ABBETT DEVELOPING GROWTH PORTFOLIO	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL CAP PORTFOLIO
OPERATIONS
Investment Income	$219,160	$–	$–	$–	$71,499	$24,433	$–	$21,382
Capital gain distribution	–	162,904	6,209	427,519	8,498,668	–	4,329,888	1,971,157
Net realized gain (loss) on investments	1,170,660	(7,705)	6,315	6,822	578,351	340,736	966,101	317,302
Net change in unrealized appreciation (depreciation) on investments	1,756,187	(56,471)	37,318	(313,521)	(9,523,493)	628,109	(3,956,433)	(1,769,614)
Mortality and expense risk charge (Note 3)	(298,050)	(10,896)	(11,457)	(24,999)	(693,888)	(97,280)	(367,239)	(201,852)

Net increase (decrease) in net assets resulting from operations	2,847,957	87,832	38,385	95,821	(1,068,863)	895,998	972,317	338,375

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	959,597	177,091	399,909	76,552	3,628,281	287,620	1,736,127	1,451,095
Net transfer from (to) fixed accumulation account	(553,095)	6,393	124,858	(40,224)	(1,468,639)	(236,268)	(841,846)	(444,919)
Transfers between funds	16,966	80,063	232,114	(11,837)	(9,642)	(182,249)	(325,058)	65,589
Payments to contract owners	(1,464,410)	(35,998)	(66,888)	(143,813)	(2,757,095)	(420,178)	(1,590,455)	(892,375)
Annual maintenance charge (Note 3)	(15,948)	(325)	(150)	(325)	(9,079)	(3,736)	(4,834)	(3,038)
Surrender charges (Note 3)	(503)	(508)	(244)	(117)	(12,103)	(1,081)	(5,450)	(4,696)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	(1,057,393)	226,716	689,599	(119,764)	(628,277)	(555,892)	(1,031,516)	171,656

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,790,564	314,548	727,984	(23,943)	(1,697,140)	340,106	(59,199)	510,031
Net Assets:
Beginning of period	23,654,115	787,174	638,856	2,078,833	58,355,781	7,768,002	29,755,657	16,531,981

End of period	$25,444,679	$1,101,722	$1,366,840	$2,054,890	$56,658,641	$8,108,108	$29,696,458	$17,042,012

See accompanying notes to the financial statements.

21

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	TEMPLETON GLOBAL BOND SECURITIES FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS	T. ROWE PRICE PRIME RESERVE PORTFOLIO	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WILSHIRE 5000 INDEX PORTFOLIO INSTITUTIONAL
OPERATIONS
Investment Income	$186,866	$272,755	$–	$57,170	$–	$–	$4,912	$242,055
Capital gain distribution	–	–	1,126,729	1,059,331	–	3,107,544	–	–
Net realized gain (loss) on investments	(7,103)	933,527	551,532	680,391	–	946,570	251,203	1,047,396
Net change in unrealized appreciation (depreciation) on investments	(117,612)	38,679	(593,969)	(1,860,068)	–	(3,969,167)	613,344	721,681
Mortality and expense risk charge (Note 3)	(48,300)	(217,516)	(213,157)	(216,120)	(84,762)	(291,818)	(109,137)	(212,589)

Net increase (decrease) in net assets resulting from operations	13,851	1,027,445	871,135	(279,296)	(84,762)	(206,871)	760,322	1,798,543

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	934,062	1,637,583	456,288	451,210	637,295	1,699,226	205,967	447,796
Net transfer from (to) fixed accumulation account	31,147	(294,276)	(635,460)	(709,309)	1,555,772	(409,083)	(456,015)	(759,387)
Transfers between funds	255,560	17,730	(78,179)	(56,227)	788,378	78,416	(142,209)	(434,930)
Payments to contract owners	(380,103)	(976,960)	(876,136)	(1,166,055)	(3,202,223)	(1,169,018)	(601,150)	(775,314)
Annual maintenance charge (Note 3)	(2,472)	(7,979)	(4,590)	(3,081)	(4,110)	(8,929)	(1,849)	(3,775)
Surrender charges (Note 3)	(1,968)	(8,147)	(61)	–	(1,454)	(3,730)	–	–
Mortality guarantee adjustment	–	–	–	–	–	(2,191)	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	836,226	367,951	(1,138,138)	(1,483,462)	(226,342)	184,691	(995,256)	(1,525,610)

TOTAL INCREASE (DECREASE) IN NET ASSETS	850,077	1,395,396	(267,003)	(1,762,758)	(311,104)	(22,180)	(234,934)	272,933
Net Assets:
Beginning of period	3,536,352	17,221,860	17,711,829	18,521,501	6,900,872	24,631,288	8,836,796	17,020,323

End of period	$4,386,429	$18,617,256	$17,444,826	$16,758,743	$6,589,768	$24,609,108	$8,601,862	$17,293,256

See accompanying notes to the financial statements.

22

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE VIT 2015 ETF FUND	WILSHIRE VIT 2025 ETF FUND
OPERATIONS
Investment Income	$356,977	$1,593	$–	$432,896	$–	$–	$465,591	$559,080
Capital gain distribution	–	2,360,449	3,843,529	4,032,831	370,306	774,094	750,685	381,499
Net realized gain (loss) on investments	1,025,754	701,185	637,250	281,996	115,079	133,209	1,320,119	371,940
Net change in unrealized appreciation (depreciation) on investments	1,885,388	(1,667,990)	(2,431,766)	(649,174)	(353,911)	(515,180)	(1,218,918)	830,398
Mortality and expense risk charge (Note 3)	(341,394)	(218,294)	(325,275)	(494,225)	(48,425)	(78,440)	(349,801)	(529,779)

Net increase (decrease) in net assets resulting from operations	2,926,725	1,176,943	1,723,738	3,604,324	83,049	313,683	967,676	1,613,138

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	2,153,229	469,975	1,641,233	2,213,966	131,355	446,800	2,968,720	5,732,124
Net transfer from (to) fixed accumulation account	(669,396)	(887,760)	(729,838)	(1,612,374)	(115,844)	(98,658)	(508,498)	(542,669)
Transfers between funds	285,527	(351,597)	12,438	(948,821)	59,890	119,284	(268,510)	392,753
Payments to contract owners	(1,808,473)	(841,846)	(1,462,503)	(2,259,320)	(171,723)	(369,319)	(2,485,572)	(1,535,927)
Annual maintenance charge (Note 3)	(22,776)	(3,705)	(11,714)	(20,050)	(634)	(2,005)	(16,834)	(50,540)
Surrender charges (Note 3)	(3,398)	–	(4,164)	(7,483)	(73)	(1,360)	(18,711)	(24,877)
Mortality guarantee adjustment	–	–	–	–	–	747	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	(65,287)	(1,614,933)	(554,548)	(2,634,082)	(97,029)	95,489	(329,405)	3,970,864

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,861,438	(437,990)	1,169,190	970,242	(13,980)	409,172	638,271	5,584,002
Net Assets:
Beginning of period	26,528,673	17,933,921	26,294,114	39,932,562	4,075,210	6,447,176	27,611,617	40,224,139

End of period	$29,390,111	$17,495,931	$27,463,304	$40,902,804	$4,061,230	$6,856,348	$28,249,888	$45,808,141

See accompanying notes to the financial statements.

23

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2014

	WILSHIRE VIT 2035 ETF FUND	WILSHIRE VIT GLOBAL ALLOCATION FUND	WILSHIRE VIT EQUITY FUND	WILSHIRE VIT INCOME FUND	WILSHIRE VIT INTERNATIONAL EQUITY FUND	WILSHIRE VIT SMALL CAP GROWTH FUND	WILSHIRE VIT SOCIALLY RESPONSIBLE FUND
OPERATIONS
Investment Income	$606,700	$2,083,369	$73,398	$1,966,339	$655,040	$–	$537,628
Capital gain distribution	205,964	–	–	733,761	–	6,858,851	12,231,588
Net realized gain (loss) on investments	507,933	3,611,994	38,992,105	(2,208,886)	3,610,714	10,435,746	428,220
Net change in unrealized appreciation (depreciation) on investments	1,199,746	(6,076,263)	(27,112,320)	583,394	(4,320,699)	(17,560,473)	(9,431,277)
Mortality and expense risk charge (Note 3)	(607,148)	(3,106,193)	(1,380,060)	(215,371)	(269,744)	(317,560)	(439,514)

Net increase (decrease) in net assets resulting from operations	1,913,195	(3,487,093)	10,573,123	859,237	(324,689)	(583,436)	3,326,645

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	8,526,345	7,544,288	3,083,365	1,305,534	1,411,732	1,050,898	1,409,610
Net transfer from (to) fixed accumulation account	(358,115)	(13,510,757)	(5,380,836)	(683,269)	(828,669)	(938,295)	(1,317,186)
Transfers between funds	(375,369)	324,211,434	(176,705,888)	(26,337,595)	(32,158,624)	(38,479,602)	(55,103,307)
Payments to contract owners	(2,297,828)	(16,107,326)	(7,485,846)	(1,272,340)	(1,491,431)	(1,219,132)	(2,251,262)
Annual maintenance charge (Note 3)	(120,234)	(115,028)	(45,578)	(8,650)	(3,212)	(10,815)	(16,991)
Surrender charges (Note 3)	(55,906)	(5,421)	(963)	(2,601)	(4,461)	(168)	(1,964)
Mortality guarantee adjustment	–	(72,905)	(17,844)	–	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	5,318,893	301,944,285	(186,553,590)	(26,998,921)	(33,074,665)	(39,597,114)	(57,281,100)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,232,088	298,457,192	(175,980,467)	(26,139,684)	(33,399,354)	(40,180,550)	(53,954,455)
Net Assets:
Beginning of period	44,843,585	151,969,693	175,980,467	26,139,684	33,399,354	40,180,550	53,954,455

End of period	$52,075,673	$450,426,885	$–	$–	$–	$–	$–

See accompanying notes to the financial statements.

24

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	ALLIANCE BERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL/ MID CAP VALUE PORTFOLIO	ALLIANCE BERNSTEIN VPS SMALL CAP GROWTH PORTFOLIO	AMERICAN CENTURY MID CAP VALUE FUND	ARIEL FUND	ARIEL APPRECIATION FUND	CALVERT S&P MID CAP 400 INDEX PORTFOLIO	DAVIS VALUE PORTFOLIO
OPERATIONS
Investment Income	$–	$12,621	$–	$6,432	$250,699	$467,415	$14,955	$154,995
Capital gain distribution	–	172,444	470,938	10,343	–	3,793,490	99,099	1,310,778
Net realized gain (loss) on investments	1,511,886	248,136	143,872	46,984	824,676	619,071	34,982	58,797
Net change in unrealized appreciation (depreciation) on investments	9,813,682	508,334	480,473	60,820	13,581,470	15,646,901	474,199	3,429,404
Mortality and expense risk charge (Note 3)	(433,937)	(36,129)	(35,179)	(6,117)	(487,293)	(667,953)	(28,371)	(209,581)

Net increase (decrease) in net assets resulting from operations	10,891,631	905,406	1,060,104	118,462	14,169,552	19,858,924	594,864	4,744,393

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	2,108,253	226,276	265,056	169,446	1,897,628	2,174,717	698,866	1,295,591
Net transfer from (to) fixed accumulation account	(1,774,167)	(280,327)	(237,736)	76,308	(1,682,801)	(2,262,910)	405,892	(737,990)
Transfers between funds	(673,293)	(109,385)	(166,462)	227,805	(1,023,670)	(1,427,213)	680,473	(207,990)
Payments to contract owners	(1,786,891)	(102,925)	(104,483)	(23,360)	(2,162,488)	(2,988,617)	(51,160)	(897,944)
Annual maintenance charge (Note 3)	(23,317)	(3,289)	(1,873)	(75)	(25,115)	(38,309)	(550)	(14,980)
Surrender charges (Note 3)	(11,438)	(1,366)	(1,611)	(30)	(6,707)	(6,931)	(1,259)	(8,854)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	(2,160,853)	(271,016)	(247,109)	450,094	(3,003,153)	(4,549,263)	1,732,262	(572,167)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,730,778	634,390	812,995	568,556	11,166,399	15,309,661	2,327,126	4,172,226
Net Assets:
Beginning of period	31,797,365	2,642,441	2,523,608	132,419	34,235,355	46,594,047	1,234,400	15,289,827

End of period	$40,528,143	$3,276,831	$3,336,603	$700,975	$45,401,754	$61,903,708	$3,561,526	$19,462,053

See accompanying notes to the financial statements.

25

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	DELAWARE VIP REIT SERIES	DELAWARE VIP SMID CAP GROWTH SERIES	DELAWARE VIP U.S. GROWTH SERIES	DREYFUS MID CAP STOCK PORTFOLIO	DREYFUS SMALL CAP STOCK INDEX PORTFOLIO	FIDELITY VIP EMERGING MARKETS PORTFOLIO	FIDELITY VIP GROWTH PORTFOLIO	FIDELITY VIP GROWTH & INCOME PORTFOLIO
OPERATIONS
Investment Income	$101,358	$–	$557	$12,753	$21,009	$30,469	$30,476	$475,817
Capital gain distribution	–	328,809	16,611	–	25,834	4,432	46,377	–
Net realized gain (loss) on investments	382,129	300,830	19,586	21,474	63,112	(50,895)	2,490,595	567,570
Net change in unrealized appreciation (depreciation) on investments	(424,362)	1,381,979	145,568	294,025	712,675	200,175	17,642,911	6,764,177
Mortality and expense risk charge (Note 3)	(96,119)	(70,367)	(7,143)	(13,581)	(28,814)	(51,504)	(794,238)	(334,519)

Net increase (decrease) in net assets resulting from operations	(36,994)	1,941,251	175,179	314,671	793,816	132,677	19,416,121	7,473,045

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	1,725,597	518,446	292,916	55,278	719,100	1,135,379	4,836,420	2,205,693
Net transfer from (to) fixed accumulation account	106,995	(168,671)	220,981	(49,585)	240,585	102,193	(2,201,289)	(375,579)
Transfers between funds	399,506	(187,692)	223,446	(12,752)	510,081	240,821	(394,487)	302,126
Payments to contract owners	(381,905)	(257,432)	(26,738)	(52,571)	(57,472)	(136,715)	(3,647,180)	(1,567,518)
Annual maintenance charge (Note 3)	(2,805)	(3,655)	(525)	(600)	(900)	(5,863)	(53,655)	(31,270)
Surrender charges (Note 3)	(5,722)	(2,490)	(51)	(460)	(1,268)	(3,060)	(17,363)	(8,755)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	1,841,666	(101,494)	710,029	(60,690)	1,410,126	1,332,755	(1,477,554)	524,697

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,804,672	1,839,757	885,208	253,981	2,203,942	1,465,432	17,938,567	7,997,742
Net Assets:
Beginning of period	6,623,274	4,989,948	220,188	995,039	1,443,443	3,654,889	57,050,843	23,398,080

End of period	$8,427,946	$6,829,705	$1,105,396	$1,249,020	$3,647,385	$5,120,321	$74,989,410	$31,395,822

See accompanying notes to the financial statements.

26

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	FIDELITY VIP HIGH INCOME PORTFOLIO	FIDELITY VIP INDEX 500 PORTFOLIO	FIDELITY VIP INVESTMENT GRADE BOND PORTFOLIO	FIDELITY VIP MID CAP PORTFOLIO	FIDELITY VIP OVERSEAS PORTFOLIO	GOLDMAN SACHS VIT MID CAP VALUE FUND	GOLDMAN SACHS VIT STRUCTURED SMALL CAP EQUITY FUND	IBBOTSON AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO
OPERATIONS
Investment Income	$864,269	$1,467,581	$660,007	$177,839	$570,971	$6,055	$26,898	$33,712
Capital gain distribution	–	831,429	377,486	8,495,618	196,791	80,881	339,526	23,017
Net realized gain (loss) on investments	58,940	1,412,308	163,152	826,329	104,768	22,347	19,664	47,330
Net change in unrealized appreciation (depreciation) on investments	(146,012)	19,616,457	(1,831,015)	9,881,592	12,474,907	67,908	419,602	248,168
Mortality and expense risk charge (Note 3)	(174,390)	(1,028,988)	(360,910)	(766,272)	(599,049)	(8,126)	(32,254)	(24,963)

Net increase (decrease) in net assets resulting from operations	602,807	22,298,787	(991,280)	18,615,106	12,748,388	169,065	773,436	327,264

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	2,066,917	6,933,776	3,672,458	4,393,892	4,894,213	248,814	145,299	1,498,675
Net transfer from (to) fixed accumulation account	242,451	(2,908,626)	(1,362,525)	(2,121,566)	(1,554,829)	247,651	(40,036)	284,481
Transfers between funds	158,318	1,854,068	686,176	(347,980)	11,540	198,368	(77,430)	24,871
Payments to contract owners	(915,381)	(4,548,916)	(2,309,997)	(3,571,814)	(2,462,651)	(24,918)	(136,139)	(33,072)
Annual maintenance charge (Note 3)	(15,522)	(68,568)	(20,833)	(22,581)	(38,879)	(200)	(884)	(5,215)
Surrender charges (Note 3)	(5,151)	(19,263)	(14,418)	(15,034)	(20,691)	(363)	(1,310)	(1,366)
Mortality guarantee adjustment	–	–	–	–	(2,133)	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	1,531,632	1,242,471	650,861	(1,685,083)	826,570	669,352	(110,500)	1,768,374

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,134,439	23,541,258	(340,419)	16,930,023	13,574,958	838,417	662,936	2,095,638
Net Assets:
Beginning of period	13,050,487	72,807,905	30,179,644	55,479,818	44,097,362	285,084	2,319,216	1,224,409

End of period	$15,184,926	$96,349,163	$29,839,225	$72,409,841	$57,672,320	$1,123,501	$2,982,152	$3,320,047

See accompanying notes to the financial statements.

27

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	IBBOTSON BALANCED ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON GROWTH ETF ASSET ALLOCATION PORTFOLIO	IBBOTSON INCOME & GROWTH ETF ASSET ALLOCATION PORTFOLIO	J.P. MORGAN INSURANCE TRUST US EQUITY PORTFOLIO	LAZARD RETIREMENT US SMALL MID CAP EQUITY PORTFOLIO	LORD ABBETT DEVELOPING GROWTH PORTFOLIO	LORD ABBETT SERIES FUND GROWTH OPPORTUNITIES PORTFOLIO
OPERATIONS
Investment Income	$172,533	$30,141	$113,163	$68,850	$270,002	$–	$–	$–
Capital gain distribution	66,840	27,993	12,321	43,651	–	85,168	45,775	321,626
Net realized gain (loss) on investments	51,729	(2,927)	31,243	12,503	1,082,477	(43,500)	14,179	23,570
Net change in unrealized appreciation (depreciation) on investments	670,607	(8,401)	879,031	95,126	5,208,785	139,902	(2,954)	249,111
Mortality and expense risk charge (Note 3)	(103,746)	(18,140)	(80,635)	(37,268)	(260,393)	(7,232)	(2,013)	(22,847)

Net increase (decrease) in net assets resulting from operations	857,963	28,666	955,123	182,862	6,300,871	174,338	54,987	571,460

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	6,216,209	552,541	4,701,408	2,430,087	862,986	139,244	146,839	75,999
Net transfer from (to) fixed accumulation account	1,522,937	1,072,421	1,020,159	946,328	(954,872)	(4,164)	192,476	(97,720)
Transfers between funds	666,735	95,174	528,794	101,266	(296,003)	16,896	289,699	(20,064)
Payments to contract owners	(285,494)	(259,630)	(158,522)	(199,238)	(1,185,651)	(13,574)	(45,144)	(139,230)
Annual maintenance charge (Note 3)	(13,650)	(1,200)	(10,340)	(3,999)	(18,783)	(116)	–	(376)
Surrender charges (Note 3)	(9,370)	(826)	(7,821)	(2,220)	(1,878)	(249)	(1)	(1,344)
Mortality guarantee adjustment	–	–	–	–	–	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	8,097,367	1,458,480	6,073,678	3,272,224	(1,594,201)	138,037	583,869	(182,735)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,955,330	1,487,146	7,028,801	3,455,086	4,706,670	312,375	638,856	388,725
Net Assets:
Beginning of period	4,446,148	874,821	3,549,687	1,490,228	18,947,445	474,799	–	1,690,108

End of period	$13,401,478	$2,361,967	$10,578,488	$4,945,314	$23,654,115	$787,174	$638,856	$2,078,833

See accompanying notes to the financial statements.

28

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	NEUBERGER BERMAN GENESIS FUND	PUTNAM VT MULTI-CAP GROWTH FUND	RAINIER SMALL/MID CAP EQUITY PORTFOLIO	ROYCE CAPITAL FUND SMALL CAP PORTFOLIO	TEMPLETON GLOBAL BOND SECURITIES FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO VIP II	T. ROWE PRICE SMALL-CAP STOCK FUND ADVISOR CLASS	T. ROWE PRICE SMALL-CAP VALUE FUND ADVISOR CLASS
OPERATIONS
Investment Income	$84,747	$33,875	$–	$160,367	$136,067	$198,424	$–	$3,608
Capital gain distribution	6,988,829	–	288,791	833,551	36,381	–	793,148	515,966
Net realized gain (loss) on investments	841,899	241,634	856,002	245,349	(11,825)	725,647	514,224	615,256
Net change in unrealized appreciation (depreciation) on investments	7,962,127	1,860,805	6,525,713	3,002,450	(116,268)	2,820,754	3,754,713	3,599,101
Mortality and expense risk charge (Note 3)	(617,887)	(83,165)	(325,875)	(171,233)	(36,825)	(177,187)	(197,265)	(206,823)

Net increase (decrease) in net assets resulting from operations	15,259,715	2,053,149	7,344,631	4,070,484	7,530	3,567,638	4,864,820	4,527,108

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	3,528,954	367,170	1,738,841	1,434,543	943,443	1,741,806	490,224	468,787
Net transfer from (to) fixed accumulation account	(2,114,284)	(265,190)	(1,236,069)	(503,513)	300,672	(30,218)	(855,913)	(718,494)
Transfers between funds	(295,148)	(65,457)	(242,515)	(208,186)	266,028	246,703	(138,084)	(112,601)
Payments to contract owners	(2,402,308)	(420,891)	(1,458,018)	(620,388)	(362,068)	(617,427)	(950,277)	(1,015,444)
Annual maintenance charge (Note 3)	(20,941)	(2,399)	(6,230)	(3,737)	(2,280)	(15,991)	(7,099)	(5,761)
Surrender charges (Note 3)	(13,887)	(1,202)	(7,569)	(5,055)	(1,204)	(7,168)	(104)	–
Mortality guarantee adjustment	–	–	–	–	–	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	(1,317,614)	(387,969)	(1,211,560)	93,664	1,144,591	1,317,705	(1,461,253)	(1,383,513)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,942,101	1,665,180	6,133,071	4,164,148	1,152,121	4,885,343	3,403,567	3,143,595
Net Assets:
Beginning of period	44,413,680	6,102,822	23,622,586	12,367,833	2,384,231	12,336,517	14,308,262	15,377,906

End of period	$58,355,781	$7,768,002	$29,755,657	$16,531,981	$3,536,352	$17,221,860	$17,711,829	$18,521,501

See accompanying notes to the financial statements.

29

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	T. ROWE PRICE PRIME RESERVE PORTFOLIO	WELLS FARGO ADVANTAGE VT DISCOVERY FUND	WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND	WILSHIRE 5000 INDEX PORTFOLIO INSTITUTIONAL	WILSHIRE 5000 INDEX PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. GROWTH PORTFOLIO INSTITUTIONAL	WILSHIRE LARGE CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE LARGE CO. VALUE PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. GROWTH PORTFOLIO INVESTMENT	WILSHIRE SMALL CO. VALUE PORTFOLIO INVESTMENT
OPERATIONS
Investment Income	$–	$1,466	$16,440	$238,692	$322,743	$29,687	$–	$250,737	$–	$706
Capital gain distribution	284	568,871	–	–	–	1,324,543	2,015,006	142,833	88,576	170,970
Net realized gain (loss) on investments	–	1,373,186	102,923	960,332	720,609	819,771	426,877	(390,879)	101,265	91,388
Net change in unrealized appreciation (depreciation) on investments	(1)	5,474,924	2,087,915	3,255,743	5,376,836	2,276,301	3,786,544	10,886,208	1,076,349	1,729,441
Mortality and expense risk charge (Note 3)	(90,779)	(248,923)	(101,795)	(195,403)	(281,431)	(204,311)	(283,687)	(432,231)	(45,167)	(66,112)

Net increase (decrease) in net assets resulting from operations	(90,496)	7,169,524	2,105,483	4,259,364	6,138,757	4,245,991	5,944,740	10,456,668	1,221,023	1,926,393

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	667,939	1,611,861	250,194	622,348	1,922,244	502,620	1,484,898	2,269,320	141,592	404,910
Net transfer from (to) fixed accumulation account	1,110,768	(78,811)	(574,183)	(1,471,689)	(691,157)	(976,308)	(732,306)	(1,651,041)	(140,148)	(175,266)
Transfers between funds	577,161	293,538	(84,379)	(275,331)	443,609	(483,813)	131,283	124,074	(99,116)	73,928
Payments to contract owners	(3,373,667)	(1,210,205)	(424,096)	(794,819)	(1,271,082)	(986,719)	(1,452,576)	(1,640,459)	(211,416)	(353,859)
Annual maintenance charge (Note 3)	(4,696)	(17,429)	(2,065)	(4,350)	(23,948)	(3,941)	(10,852)	(32,331)	(1,175)	(2,861)
Surrender charges (Note 3)	(5,064)	(5,272)	(28)	–	(6,397)	–	(8,390)	(8,242)	(508)	(1,955)
Mortality guarantee adjustment	–	(3,015)	–	–	–	–	–	–	–	(1,827)

Net increase (decrease) in net assets resulting from contract owners’ transactions	(1,027,559)	590,667	(834,557)	(1,923,841)	373,269	(1,948,161)	(587,943)	(938,679)	(310,771)	(56,930)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,118,055)	7,760,191	1,270,926	2,335,523	6,512,026	2,297,830	5,356,797	9,517,989	910,252	1,869,463
Net Assets:
Beginning of period	8,018,927	16,871,097	7,565,870	14,684,800	20,016,647	15,636,091	20,937,317	30,414,573	3,164,958	4,577,713

End of period	$6,900,872	$24,631,288	$8,836,796	$17,020,323	$26,528,673	$17,933,921	$26,294,114	$39,932,562	$4,075,210	$6,447,176

See accompanying notes to the financial statements.

30

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 2013

	WILSHIRE VIT 2015 ETF FUND	WILSHIRE VIT 2025 ETF FUND	WILSHIRE VIT 2035 ETF FUND	WILSHIRE VIT BALANCED FUND	WILSHIRE VIT EQUITY FUND	WILSHIRE VIT INCOME FUND	WILSHIRE VIT INTERNATIONAL EQUITY FUND	WILSHIRE VIT SMALL CAP GROWTH FUND	WILSHIRE VIT SOCIALLY RESPONSIBLE FUND
OPERATIONS
Investment Income	$495,166	$685,137	$763,107	$2,422,927	$2,408,032	$610,563	$256,967	$–	$530,608
Capital gain distribution	232,523	–	79,503	–	–	–	–	–	–
Net realized gain (loss) on investments	845,828	253,428	94,685	(286,326)	(619,785)	(81,834)	368,824	(103,543)	130,204
Net change in unrealized appreciation (depreciation) on investments	1,010,080	3,249,453	4,461,313	22,523,274	41,552,889	(1,130,380)	3,333,569	12,229,802	12,177,524
Mortality and expense risk charge (Note 3)	(319,207)	(438,735)	(472,984)	(1,785,236)	(1,940,137)	(325,352)	(389,977)	(443,434)	(620,897)

Net increase (decrease) in net assets resulting from operations	2,264,390	3,749,283	4,925,624	22,874,639	41,400,999	(927,003)	3,569,383	11,682,825	12,217,439

CONTRACT OWNERS’ TRANSACTIONS
Gross stipulated payments received	2,539,949	6,291,520	8,087,625	4,394,125	4,273,961	1,728,844	1,958,822	1,449,293	1,948,125
Net transfer from (to) fixed accumulation account	(1,031,429)	(226,876)	(110,836)	(7,796,514)	(8,736,299)	(945,186)	(1,588,074)	(1,931,505)	(2,998,232)
Transfers between funds	(230,440)	(210,234)	148,279	(1,017,630)	(1,057,834)	1,151,663	(35,985)	(460,514)	(713,538)
Payments to contract owners	(1,371,640)	(1,794,351)	(1,144,539)	(9,257,566)	(11,476,674)	(2,536,015)	(1,779,688)	(2,227,491)	(3,059,471)
Annual maintenance charge (Note 3)	(18,048)	(48,855)	(114,412)	(48,323)	(82,793)	(13,996)	(6,018)	(20,397)	(36,792)
Surrender charges (Note 3)	(13,054)	(53,682)	(35,128)	(4,555)	(1,934)	(6,237)	(3,814)	(704)	(3,595)
Mortality guarantee adjustment	–	–	–	(19,380)	(42,244)	(7,906)	–	–	–

Net increase (decrease) in net assets resulting from contract owners’ transactions	(124,662)	3,957,522	6,830,989	(13,749,843)	(17,123,817)	(628,833)	(1,454,757)	(3,191,318)	(4,863,503)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,139,728	7,706,805	11,756,613	9,124,796	24,277,182	(1,555,836)	2,114,626	8,491,507	7,353,936
Net Assets:
Beginning of period	25,471,889	32,517,334	33,086,972	142,844,897	151,703,285	27,695,520	31,284,728	31,689,043	46,600,519

End of period	$27,611,617	$40,224,139	$44,843,585	$151,969,693	$175,980,467	$26,139,684	$33,399,354	$40,180,550	$53,954,455

See accompanying notes to the financial statements.

31

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements

December 31, 2014 and December 31, 2013

1. NATURE OF SEPARATE ACCOUNT – Horace Mann Life Insurance Company — Separate Account (“the Separate Account”), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, was established by Horace Mann Life Insurance Company (HMLIC) to fund variable annuity contracts. All assets are invested in shares of AllianceBernstein VPS Large Cap Growth Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Small Cap Growth Portfolio, American Century Mid Cap Value Fund, American Funds IS Blue Chip Growth & Income Fund, American Funds IS Growth Fund, American Funds IS Managed Risk Asset Allocation Fund. and American Funds IS New World Fund, Ariel Fund, Ariel Appreciation Fund, Calvert S&P Mid Cap 400 Index Portfolio, Davis Value Portfolio, Delaware VIP REIT Series, Delaware VIP Smid Cap Growth Series, Delaware VIP U.S. Growth Series, Dreyfus Mid Cap Stock Portfolio, Dreyfus Small Cap Stock Index Portfolio, Fidelity VIP Emerging Markets Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Growth & Income Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Index 500 Portfolio, Fidelity VIP Investment Grade Bond Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Overseas Portfolio, Goldman Sachs VIT Mid Cap Value Fund, Goldman Sachs VIT Small Cap Equity Insights Fund, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Income & Growth ETF Asset Allocation Portfolio, J.P. Morgan Insurance Trust U.S. Equity Portfolio, Lazard Retirement US Small-Mid Cap Equity Portfolio, Lord Abbett Developing Growth Portfolio, Lord Abbett Series Fund Growth Opportunities Portfolio, Neuberger Berman Genesis Fund, Putnam VT Multi-Cap Growth Fund, Rainier Small/Mid Cap Equity Portfolio, Royce Capital Fund Small Cap Portfolio, Templeton Global Bond Securities Fund, T. Rowe Price Equity Income Portfolio VIP II, T. Rowe Price Small-Cap Stock Fund Advisor Class, T. Rowe Price Small-Cap Value Fund Advisor Class, T. Rowe Price Prime Reserve Portfolio, Wells Fargo Advantage VT Discovery Fund, Wells Fargo Advantage VT Opportunity Fund, Wilshire 5000 Index Portfolio-Institutional, Wilshire 5000 Index Portfolio Investment, Wilshire Large Co. Growth Portfolio-Institutional, Wilshire Large Co. Growth Portfolio-Investment, Wilshire Large Co. Value Portfolio-Investment, Wilshire Small Co. Growth Portfolio-Investment, Wilshire Small Co. Value Portfolio-Investment, Wilshire VIT 2015 ETF Fund, Wilshire VIT 2025 ETF Fund, Wilshire VIT 2035 ETF Fund, Wilshire VIT Global Allocation Fund. The funds collectively are referred to as “Funds.”

Effective May 1, 2014 four new funds were added to the Separate Accounts, American Funds IS Blue Chip Growth & Income Fund, American Funds IS Growth Fund, American Funds IS Managed Risk Asset Allocation Fund and American Funds IS New World Fund. Effective September 19, 2014 Wilshire VIT Equity, Income, International Equity, Small Cap Growth and Socially Responsible Funds were merged into the Wilshire VIT Balanced Fund . After the merger Wilshire VIT Balanced Fund changed its name to the Wilshire VIT Global Allocation Fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of HMLIC.

A purchase payment could be presented as a negative equity transaction in the Statement of Changes in Net Assets if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

A contract owner may choose from among a number of different underlying mutual fund options. HMLIC allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value (NAV), then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from HMLIC’s other assets and liabilities. The portion of the Separate Accounts assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business HMLIC may conduct.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

Investments

Security transactions are recorded on a trade date basis. The carrying amounts of the assets approximate fair value and were measured based on the reported net asset values of the Funds, which in turn value their investment securities at fair value. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date. Realized gains (losses) from security transactions are determined for financial reporting purposes on the first-in-first-out basis.

The Separate Account measures the fair value of its investments on a recurring basis. Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 820, Fair Value Measurement guidance establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1    Unadjusted quoted prices in active markets for identical assets or liabilities including valuations for securities listed on a national or foreign exchange or investments in mutual funds and securities lending collateral, which is valued as a practical expedient at its daily reported NAV.

32

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2014 and December 31, 2013

Level 2    Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities.

Level 3    Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation.

At the end of each reporting period, an evaluation is made regarding whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred between levels.

The Separate Account measures the fair value of all its investments using level 1 inputs. For the year ended December 31, 2014, there were no transfers out of Level 1 securities.

Income Taxes

The operations of the Separate Account are taxed as part of the operations of HMLIC, which is taxed as a “life insurance company” under the provision of the internal Revenue Code. Under current law, no federal income taxes are payable with respect to the Separate Account. Therefore, no federal income tax provision is required.

Calculation of Annuity Reserves.

At each financial reporting date, the separate account financial statement includes an aggregate amount of net assets allocated to future contract benefits for the contracts in the payout (annuitization ) period . The payout (annuitization) period begins when amounts accumulated under the contract (the contract value) are applied according to payment method selected by the contract owner.

Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return varies from 2% to 4% depending on the original contract. The mortality risk is fully borne by HMLIC and may result in additional amounts being transferred into the Separate Account by HMLIC to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to HMLIC.

Recently Issued Accounting Standards.

There are no recently issued accounting standards applicable to the Separate Account.

Subsequent events

Management evaluated subsequent events for the Separate Account through the date the financial statements are issued, and has concluded that there are no events that require financial statement disclosure or adjustments to the financial statements.

3. EXPENSES AND RELATED PARTY TRANSACTIONS – Certain specified amounts, as described in the annuity contracts, are paid to HMLIC to cover death benefits, surrender charges, and maintenance charges.

For assuming mortality and expense risk, HMLIC applies an asset charge to the Separate Accounts as a direct reduction to unit value ranging from 0% to 1.25% of the daily net assets of the Separate Account depending on the product and options selected. The fee for mortality and expense risk may not exceed the annual rate of 1.25% of the net assets (0.45% for mortality risk, and 0.80% expense risk; these may vary from time to time). However, HMLIC reserves the right to change the fee (subject to the 1.25% ceiling) in the future. Optional guaranteed minimum death benefit riders can be elected at time of issue at an additional annual charge not to exceed .40% of net assets. The fees are computed on a daily basis.

An annual contract maintenance charge of $25 is deducted from each contract unless the contract value equals or exceeds $10,000 to reimburse HMLIC for expenses incurred in administering the contract. When taken, the contract maintenance charge is assessed on the contract anniversary date through a reduction of units. This charge may be reduced or eliminated on certain individual contracts and on some group plans. The annual maintenance charge is paid through a redemption of units and is deducted from the subaccount containing the greatest dollar amount or from the fixed portion of the contract when none of the variable subaccount(s) have any value. Charges for the annual maintenance charge cease on the maturity date. No annual maintenance charge is taken, in whole or in part, in the event of a complete surrender unless the surrender occurs on the contract anniversary date. If multiple deferred annuity contracts or certificates are held, the values of all such contracts/certificates will be combined to determine whether the $10,000 value has been met. If multiple contracts are issued to accommodate multiple sources of funds, only one maintenance charge will be deducted.

In the event of a contract being surrendered or withdrawn from the subaccount, surrender charges are assessed by HMLIC and withheld from the proceeds of the withdrawals on the basis of the amount surrendered or withdrawn from the subaccount(s).

HMLIC contributed $364,256 and $349,176 in the form of bonus credits to the contract owner accounts for the year ended December 31, 2014 and 2013, respectively. These amounts are included in gross stipulated payments received on annuity contracts and are credited at the time the related purchase payment from the contract owner is received.

33

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Year or Period Ended December 31, 2014

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES

During the year ended December 31, 2014 purchases and proceeds from sales of fund shares were as follows:

	PURCHASES	SALES
AllianceBernstein VPS Large Cap Growth Portfolio	$2,332,801	$3,533,007
AllianceBernstein VPS Small/Mid Cap Value Portfolio	625,194	215,803
AllianceBernstein VPS Small Cap Growth Portfolio	653,658	431,983
American Century Mid Cap Value Fund	1,155,236	331,104
American Funds IS Blue Chip Growth & Income Fund	1,761,059	71,952
American Funds IS Growth Fund	1,924,774	77,371
American Funds IS Managed Risk Asset Allocation Fund	1,501,550	186,111
American Funds IS New World Fund	761,260	28,583
Ariel Fund	7,889,870	4,469,766
Ariel Appreciation Fund	9,438,553	6,433,657
Calvert S&P Mid Cap 400 Index Portfolio	2,248,223	464,638
Davis Value Portfolio	6,460,358	2,906,902
Delaware VIP REIT Series	3,169,205	1,348,433
Delaware VIP Smid Cap Growth Series	1,734,930	769,315
Delaware VIP U.S. Growth Series	1,156,497	264,389
Dreyfus Mid Cap Stock Portfolio	84,459	170,930
Dreyfus Small Cap Stock Index Portfolio	2,096,169	601,749
Fidelity VIP Emerging Markets Portfolio	1,277,309	988,653
Fidelity VIP Growth Portfolio	8,629,069	7,906,625
Fidelity VIP Growth & Income Portfolio	4,800,716	3,917,521
Fidelity VIP High Income Portfolio	4,117,028	2,215,972
Fidelity VIP Index 500 Portfolio	15,204,940	11,494,335
Fidelity VIP Investment Grade Bond Portfolio	6,275,784	5,698,888
Fidelity VIP Mid Cap Portfolio	9,767,662	8,945,975
Fidelity VIP Overseas Portfolio	9,467,477	6,503,677
Goldman Sachs VIT Mid Cap Value Fund	945,135	210,383
Goldman Sachs VIT Small Cap Equity Insights Fund	606,339	284,914
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	3,801,787	496,209
Ibbotson Balanced ETF Asset Allocation Portfolio	9,711,181	1,793,674
Ibbotson Conservative ETF Asset Allocation Portfolio	1,522,142	527,098
Ibbotson Growth ETF Asset Allocation Portfolio	7,226,697	1,282,646
Ibbotson Income & Growth ETF Asset Allocation Portfolio	3,591,617	1,330,678
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,835,662	1,801,285
Lazard Retirement US Small-Mid Cap Equity Portfolio	522,629	151,609
Lord Abbett Developing Growth Portfolio	979,198	288,532
Lord Abbett Series Fund Growth Opportunities Portfolio	539,019	249,440
Neuberger Berman Genesis Fund	14,491,815	6,665,462
Putnam VT Multi-Cap Growth Fund	360,770	648,773
Rainier Small/Mid Cap Equity Portfolio	6,953,191	3,055,958
Royce Capital Fund Small Cap Portfolio	4,210,621	1,930,976
Templeton Global Bond Securities Fund	1,754,862	787,173
T. Rowe Price Equity Income Portfolio VIP II	3,246,521	1,889,804
T. Rowe Price Small-Cap Stock Fund Advisor Class	1,738,065	1,411,099
T. Rowe Price Small-Cap Value Fund Advisor Class	1,665,607	1,568,296
T. Rowe Price Prime Reserve Portfolio	4,749,788	5,060,892
Wells Fargo Advantage VT Discovery Fund	6,088,491	2,141,505
Wells Fargo Advantage VT Opportunity Fund	232,764	1,081,043
Wilshire 5000 Index Portfolio Institutional	1,421,466	1,870,214
Wilshire 5000 Index Portfolio Investment	3,934,306	2,958,257
Wilshire Large Co. Growth Portfolio Institutional	3,113,584	1,883,584
Wilshire Large Co. Growth Portfolio Investment	6,163,364	2,562,408
Wilshire Large Co. Value Portfolio Investment	8,139,546	6,520,130
Wilshire Small Co. Growth Portfolio Investment	636,424	296,493
Wilshire Small Co. Value Portfolio Investment	1,676,463	752,111

34

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Year or Period Ended December 31, 2014

4. PURCHASE AND SALES OF SEPARATE ACCOUNT FUND SHARES

	PURCHASES	SALES
Wilshire VIT 2015 ETF Fund	$5,098,040	$3,240,852
Wilshire VIT 2025 ETF Fund	8,028,323	3,274,720
Wilshire VIT 2035 ETF Fund	10,208,849	4,176,507
Wilshire VIT Global Allocation Fund	4,740,196	153,608,256
Wilshire VIT Equity Fund	341,433,687	36,900,923
Wilshire VIT Income Fund	5,124,347	31,847,374
Wilshire VIT International Equity Fund	2,694,031	31,772,530
Wilshire VIT Small Cap Growth Fund	8,264,482	30,884,362
Wilshire VIT Socially Responsible Fund	14,675,023	59,198,002

	$606,659,813	$476,381,511

35

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Year or Period Ended December 31, 2014 and December 31, 2013

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	UNITS OUTSTANDING AT 01/01/2013	CONSIDERATION RECEIVED 2013	NET TRANSFERS 2013	PAYMENTS TO CONTRACT OWNERS 2013	UNITS OUTSTANDING AT 12/31/2013	CONSIDERATION RECEIVED 2014	NET TRANSFERS 2014	PAYMENTS TO CONTRACT OWNERS 2014	UNITS OUTSTANDING AT 12/31/2014
AllianceBernstein VPS Large Cap Growth Portfolio	1,147,865	66,613	(76,418)	(56,978)	1,081,082	50,882	(65,833)	(51,826)	1,014,305
AllianceBernstein VPS Small/Mid Cap Value Portfolio	115,564	8,302	(14,461)	(4,014)	105,391	6,118	(4,026)	(5,374)	102,109
AllianceBernstein VPS Small Cap Growth Portfolio	143,150	12,816	(19,051)	(5,159)	131,756	10,904	(6,345)	(8,795)	127,520
American Century Mid Cap Value Fund	8,998	9,820	19,502	(1,277)	37,043	20,534	20,290	(4,784)	73,083
American Funds IS Blue Chip Growth & Income Fund	—	—	—	—	—	33,765	79,879	(281)	113,363
American Funds IS Growth Fund	—	—	—	—	—	8,450	13,951	(54)	22,347
American Funds IS Managed Risk Asset Allocation Fund	—	—	—	—	—	11,578	106,523	(9,576)	108,525
American Funds IS New World Fund	—	—	—	—	—	14,055	15,761	(151)	29,665
Ariel Fund	557,070	25,717	(36,344)	(29,543)	516,900	21,259	(26,700)	(28,390)	483,069
Ariel Appreciation Fund	743,124	28,325	(48,462)	(39,477)	683,510	22,318	(29,930)	(36,527)	639,371
Calvert S&P Mid Cap 400 Index Portfolio	16,121	7,785	12,229	(606)	35,529	8,818	5,940	(2,180)	48,107
Davis Value Portfolio	1,155,918	84,539	(63,994)	(59,921)	1,116,542	80,471	(23,747)	(80,032)	1,093,234
Delaware VIP REIT Series	523,860	129,859	37,800	(29,597)	661,922	121,270	18,610	(35,546)	766,256
Delaware VIP Smid Cap Growth Series	188,002	16,676	(11,480)	(8,428)	184,770	15,442	1,806	(11,353)	190,665
Delaware VIP U.S. Growth Series	22,120	25,325	38,415	(2,275)	83,585	32,277	27,705	(4,063)	139,504
Dreyfus Mid Cap Stock Portfolio	42,034	2,004	(2,411)	(1,945)	39,682	1,683	(2,236)	(3,782)	35,347
Dreyfus Small Cap Stock Index Portfolio	80,259	33,015	35,257	(2,738)	145,793	31,908	22,655	(6,424)	193,932
Fidelity VIP Emerging Markets Portfolio	417,625	129,317	40,533	(16,491)	570,984	100,655	(32,087)	(24,510)	615,042
Fidelity VIP Growth Portfolio	1,425,315	105,165	(55,814)	(80,573)	1,394,093	91,260	(42,431)	(72,953)	1,369,969
Fidelity VIP Growth & Income Portfolio	1,314,512	105,964	(4,116)	(76,335)	1,340,025	91,827	(19,761)	(75,383)	1,336,708
Fidelity VIP High Income Portfolio	887,739	140,919	32,592	(62,161)	999,089	98,787	14,852	(72,179)	1,040,549
Fidelity VIP Index 500 Portfolio	432,852	35,853	(5,448)	(23,675)	439,582	31,541	(3,413)	(23,513)	444,197
Fidelity VIP Investment Grade Bond Portfolio	1,433,820	181,152	(30,550)	(112,762)	1,471,660	143,195	6,113	(136,286)	1,484,682
Fidelity VIP Mid Cap Portfolio	1,248,087	85,606	(50,169)	(70,199)	1,213,325	77,761	(22,340)	(64,552)	1,204,194
Fidelity VIP Overseas Portfolio	1,939,653	193,817	(61,702)	(98,843)	1,972,925	181,006	17,823	(105,662)	2,066,092
Goldman Sachs VIT Mid Cap Value Fund	18,778	13,989	25,081	(1,385)	56,463	16,395	4,680	(1,350)	76,188
Goldman Sachs VIT Small Cap Equity Insights Fund	137,468	7,373	(5,941)	(7,010)	131,890	5,800	(3,189)	(7,626)	126,875
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	123,719	137,676	29,726	(3,727)	287,394	248,475	43,377	(22,733)	556,513
Ibbotson Balanced ETF Asset Allocation Portfolio	403,490	534,462	188,178	(26,028)	1,100,102	574,781	74,815	(53,383)	1,696,315
Ibbotson Conservative ETF Asset Allocation Portfolio	73,878	46,658	98,273	(21,866)	196,943	60,618	43,754	(27,305)	274,010
Ibbotson Growth ETF Asset Allocation Portfolio	343,135	421,297	139,151	(15,759)	887,824	405,649	110,275	(43,405)	1,360,343
Ibbotson Income & Growth ETF Asset Allocation Portfolio	130,406	206,928	88,102	(17,572)	407,864	121,019	87,708	(39,514)	577,077
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,084,208	42,543	(62,083)	(58,772)	1,005,896	38,919	(22,476)	(60,676)	961,663

36

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

For the Year or Period Ended December 31, 2014 and December 31, 2013

5. CHANGE IN CONTRACT OWNERS’ ACCOUNT UNITS

	UNITS OUTSTANDING AT 01/01/2013	CONSIDERATION RECEIVED 2013	NET TRANSFERS 2013	PAYMENTS TO CONTRACT OWNERS 2013	UNITS OUTSTANDING AT 12/31/2013	CONSIDERATION RECEIVED 2014	NET TRANSFERS 2014	PAYMENTS TO CONTRACT OWNERS 2014	UNITS OUTSTANDING AT 12/31/2014
Lazard Retirement US Small-Mid Cap Equity Portfolio	40,742	10,171	617	(1,015)	50,515	10,901	5,302	(2,253)	64,465
Lord Abbett Developing Growth Portfolio	—	6,133	20,700	(1,829)	25,004	15,774	14,042	(2,622)	52,198
Lord Abbett Series Fund Growth Opportunities Portfolio	90,636	3,504	(5,411)	(6,417)	82,312	3,004	(2,040)	(5,632)	77,644
Neuberger Berman Genesis Fund	1,001,067	68,619	(47,399)	(46,894)	975,393	62,668	(25,498)	(48,037)	964,526
Putnam VT Multi-Cap Growth Fund	278,025	14,566	(13,281)	(16,797)	262,513	9,315	(13,690)	(13,721)	244,417
Rainier Small/Mid Cap Equity Portfolio	493,169	31,418	(26,574)	(26,028)	471,985	27,055	(18,250)	(24,894)	455,896
Royce Capital Fund Small Cap Portfolio	911,813	92,139	(48,549)	(39,961)	915,442	81,681	(21,023)	(50,727)	925,373
Templeton Global Bond Securities Fund	107,488	42,532	25,210	(16,376)	158,854	41,324	12,717	(16,930)	195,965
T. Rowe Price Equity Income Portfolio VIP II	476,110	58,501	6,806	(21,605)	519,812	48,497	(7,595)	(29,714)	531,000
T. Rowe Price Small-Cap Stock Fund Advisor Class	256,957	7,499	(15,220)	(14,618)	234,618	6,050	(9,521)	(11,684)	219,463
T. Rowe Price Small-Cap Value Fund Advisor Class	251,574	6,715	(11,861)	(14,791)	231,637	5,787	(9,898)	(14,979)	212,547
T. Rowe Price Prime Reserve Portfolio	7,766,986	651,518	1,640,062	(3,293,167)	6,765,399	625,412	2,303,872	(3,157,300)	6,537,383
Wells Fargo Advantage VT Discovery Fund	734,256	57,230	5,906	(42,969)	754,423	54,524	(10,565)	(37,444)	760,938
Wells Fargo Advantage VT Opportunity Fund	180,216	5,207	(13,533)	(8,836)	163,054	3,657	(10,570)	(10,612)	145,529
Wilshire 5000 Index Portfolio Institutional	1,156,399	43,281	(120,593)	(54,948)	1,024,139	25,776	(69,336)	(44,941)	935,638
Wilshire 5000 Index Portfolio Investment	1,628,536	134,471	(18,532)	(90,700)	1,653,775	127,496	(21,581)	(109,552)	1,650,138
Wilshire Large Co. Growth Portfolio Institutional	389,935	11,165	(32,482)	(21,967)	346,651	8,986	(23,352)	(16,184)	316,101
Wilshire Large Co. Growth Portfolio Investment	546,227	34,552	(14,127)	(33,412)	533,240	32,910	(14,268)	(29,614)	522,268
Wilshire Large Co. Value Portfolio Investment	1,148,505	72,202	(49,855)	(53,255)	1,117,597	59,735	(68,950)	(61,623)	1,046,759
Wilshire Small Co. Growth Portfolio Investment	121,613	4,573	(7,252)	(6,738)	112,196	3,720	(1,578)	(4,861)	109,477
Wilshire Small Co. Value Portfolio Investment	160,920	12,283	(2,700)	(10,540)	159,963	11,667	800	(9,410)	163,020
Wilshire VIT 2015 ETF Fund	2,151,448	205,051	(102,399)	(114,427)	2,139,673	222,004	(58,926)	(189,944)	2,112,807
Wilshire VIT 2025 ETF Fund	2,902,218	532,858	(36,469)	(160,722)	3,237,885	450,584	(10,346)	(126,433)	3,551,690
Wilshire VIT 2035 ETF Fund	3,166,403	723,885	3,434	(115,292)	3,778,430	699,975	(60,192)	(201,864)	4,216,349
Wilshire VIT Global Allocation Fund	6,190,566	176,797	(356,595)	(375,494)	5,635,274	365,650	11,231,577	(615,107)	16,617,394
Wilshire VIT Equity Fund	6,678,204	168,516	(382,804)	(448,878)	6,015,038	104,469	(5,809,394)	(310,113)	—
Wilshire VIT Income Fund	1,237,575	79,484	9,437	(116,863)	1,209,633	60,583	(1,194,177)	(76,039)	—
Wilshire VIT International Equity Fund	2,405,726	143,707	(119,505)	(131,903)	2,298,025	97,872	(2,292,224)	(103,673)	—
Wilshire VIT Small Cap Growth Fund	2,419,541	92,734	(155,188)	(143,658)	2,213,429	59,019	(2,203,099)	(69,349)	—
Wilshire VIT Socially Responsible Fund	2,715,148	100,054	(189,168)	(159,221)	2,466,813	63,356	(2,428,164)	(102,005)	—

37

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2014

6. FINANCIAL HIGHLIGHTS

For the Year or Period Ended December 31, 2014

Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest *	Investment Income Ratio **	Total Return Lowest to Highest ***
AllianceBernstein VPS Large Cap Growth Portfolio	1,014,305	41.34 to 51.42	42,746,462	0.00% to 1.65%	0.00%	12.00% to 13.84%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	102,109	32.24 to 34.24	3,415,901	0.95% to 1.65%	0.48%	7.18% to 7.91%
AllianceBernstein VPS Small Cap Growth Portfolio	127,520	23.61 to 25.09	3,123,996	0.95% to 1.65%	0.00%	(3.67%) to (3.02%)
American Century Mid Cap Value Fund	73,083	21.65 to 21.93	1,590,877	0.95% to 1.65%	1.24%	14.53% to 15.36%
American Funds IS Blue Chip Growth & Income Fund	113,363	14.88 to 15.02	1,698,982	0.95% to 1.65%	9.23%	9.25% to 10.28%[1]
American Funds IS Growth Fund	22,347	83.63 to 84.28	1,879,387	0.95% to 1.65%	2.80%	7.16% to 8.00%[1]
American Funds IS Managed Risk Asset Allocation Fund	108,525	12.08 to 12.20	1,321,975	0.95% to 1.65%	0.17%	1.26% to 2.26%[1]
American Funds IS New World Fund	29,665	22.63 to 22.83	675,808	0.95% to 1.65%	3.48%	(8.79%) to (7.98%)[1]
Ariel Fund	483,069	85.91 to 119.25	46,492,577	0.00% to 1.65%	0.56%	9.15% to 10.96%
Ariel Appreciation Fund	639,371	89.60 to 119.55	61,854,106	0.00% to 1.65%	0.69%	6.39% to 8.17%
Calvert S&P Mid Cap 400 Index Portfolio	48,107	105.62 to 109.57	5,195,086	0.95% to 1.65%	0.70%	7.23% to 7.97%
Davis Value Portfolio	1,093,234	18.07 to 22.52	19,954,602	0.00% to 1.65%	0.94%	4.33% to 6.08%
Delaware VIP REIT Series	766,256	15.78 to 16.52	12,445,759	0.95% to 1.65%	1.10%	27.05% to 27.96%
Delaware VIP Smid Cap Growth Series	190,665	36.99 to 38.63	7,160,709	0.95% to 1.65%	0.00%	1.20% to 1.90%
Delaware VIP U.S. Growth Series	139,504	14.56 to 14.81	2,051,141	0.95% to 1.65%	0.01%	10.64% to 11.44%
Dreyfus Mid Cap Stock Portfolio	35,347	34.71 to 35.80	1,227,574	0.95% to 1.25%	0.80%	10.40% to 10.70%
Dreyfus Small Cap Stock Index Portfolio	193,932	18.40 to 26.36	5,033,674	0.95% to 1.65%	0.52%	3.41% to 5.12%
Fidelity VIP Emerging Markets Portfolio	615,042	8.77 to 9.05	5,510,487	0.95% to 1.65%	0.14%	(0.57%) to 0.11%
Fidelity VIP Growth Portfolio	1,369,969	56.25 to 73.54	80,814,236	0.00% to 1.65%	0.00%	9.22% to 11.00%
Fidelity VIP Growth & Income Portfolio	1,336,708	22.95 to 30.35	34,096,941	0.00% to 1.65%	1.57%	8.46% to 10.20%
Fidelity VIP High Income Portfolio	1,040,549	9.24 to 18.62	15,941,617	0.00% to 1.65%	5.99%	(0.75%) to 0.92%
Fidelity VIP Index 500 Portfolio	444,197	206.02 to 292.24	108,957,873	0.00% to 1.65%	1.48%	11.45% to 13.29%
Fidelity VIP Investment Grade Bond Portfolio	1,484,682	12.51 to 25.38	31,407,071	0.00% to 1.65%	2.03%	3.92% to 5.62%
Fidelity VIP Mid Cap Portfolio	1,204,194	54.86 to 74.33	75,266,584	0.00% to 1.65%	0.02%	4.32% to 6.03%
Fidelity VIP Overseas Portfolio	2,066,092	18.55 to 32.91	54,703,388	0.00% to 1.65%	1.14%	(9.81%) to (8.30%)
Goldman Sachs VIT Mid Cap Value Fund	76,188	21.40 to 22.55	1,697,412	0.95% to 1.65%	0.89%	11.52% to 12.24%
Goldman Sachs VIT Small Cap Equity Insights Fund	126,875	20.49 to 24.61	3,030,864	0.95% to 1.65%	0.75%	5.18% to 5.94%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	556,513	11.75 to 12.02	6,634,045	0.95% to 1.65%	1.27%	2.80% to 3.53%
Ibbotson Balanced ETF Asset Allocation Portfolio	1,696,315	12.38 to 12.74	21,347,585	0.95% to 1.65%	1.38%	2.82% to 3.58%
Ibbotson Conservative ETF Asset Allocation Portfolio	274,010	11.98 to 12.26	3,337,989	0.95% to 1.65%	1.17%	1.10% to 1.57%
Ibbotson Growth ETF Asset Allocation Portfolio	1,360,343	12.13 to 12.40	16,745,206	0.95% to 1.65%	1.22%	2.88% to 3.51%
Ibbotson Income & Growth ETF Asset Allocation Portfolio	577,077	12.14 to 12.44	7,140,509	0.95% to 1.65%	1.38%	1.34% to 2.22%
J.P. Morgan Insurance Trust U.S. Equity Portfolio	961,663	26.45 to 28.34	25,444,679	0.00% to 1.65%	0.89%	10.61% to 13.91%
Lazard Retirement US Small-Mid Cap Equity Portfolio	64,465	16.55 to 17.29	1,101,722	0.95% to 1.65%	0.00%	9.22% to 9.99%
Lord Abbett Developing Growth Portfolio	52,198	25.98 to 26.31	1,366,840	0.95% to 1.65%	0.00%	2.00% to 2.73%
Lord Abbett Series Fund Growth Opportunities Portfolio	77,644	26.40 to 27.23	2,054,890	0.95% to 1.25%	0.00%	4.76% to 5.05%
Neuberger Berman Genesis Fund	964,526	50.78 to 70.71	56,658,641	0.00% to 1.65%	0.12%	(2.20%) to (0.58%)
Putnam VT Multi-Cap Growth Fund	244,417	32.56 to 34.93	8,108,108	0.00% to 1.65%	0.31%	11.58% to 13.48%
Rainier Small/Mid Cap Equity Portfolio	455,896	51.52 to 78.71	29,696,458	0.00% to 1.65%	0.00%	2.90% to 4.58%
Royce Capital Fund Small Cap Portfolio	925,373	17.07 to 18.96	17,042,012	0.95% to 1.65%	0.13%	1.55% to 2.27%
Templeton Global Bond Securities Fund	195,965	21.91 to 22.69	4,386,429	0.95% to 1.65%	4.72%	0.05% to 0.75%
T. Rowe Price Equity Income Portfolio VIP II	531,000	33.80 to 35.82	18,617,256	0.95% to 1.65%	1.52%	5.36% to 6.10%
T. Rowe Price Small-Cap Stock Fund Advisor Class	219,463	79.43 to 96.13	17,444,826	0.00% to 1.25%	0.00%	5.29% to 6.61%
T. Rowe Price Small-Cap Value Fund Advisor Class	212,547	78.80 to 95.29	16,758,743	0.00% to 1.25%	0.32%	(1.39%) to (0.16%)
T. Rowe Price Prime Reserve Portfolio	6,537,383	0.97 to 1.03	6,589,768	0.95% to 1.65%	0.00%	(2.02%) to (0.96%)
Wells Fargo Advantage VT Discovery Fund	760,938	30.71 to 36.32	24,609,108	0.00% to 1.65%	0.00%	(1.28%) to 0.36%
Wells Fargo Advantage VT Opportunity Fund	145,529	59.09 to 71.96	8,601,862	0.00% to 1.25%	0.06%	9.06% to 10.44%
Wilshire 5000 Index Portfolio Institutional	935,638	18.48 to 22.62	17,293,256	0.00% to 1.25%	1.41%	11.19% to 12.65%
Wilshire 5000 Index Portfolio Investment	1,650,138	17.61 to 21.83	29,390,111	0.00% to 1.65%	1.28%	10.55% to 12.35%
Wilshire Large Co. Growth Portfolio Institutional	316,101	55.34 to 65.69	17,495,931	0.00% to 1.25%	0.01%	6.98% to 8.38%
Wilshire Large Co. Growth Portfolio Investment	522,268	52.43 to 63.71	27,463,304	0.00% to 1.65%	0.00%	6.20% to 7.96%
Wilshire Large Co. Value Portfolio Investment	1,046,759	30.81 to 48.19	40,902,804	0.00% to 1.65%	1.07%	8.95% to 10.76%
Wilshire Small Co. Growth Portfolio Investment	109,477	36.96 to 45.58	4,061,230	0.00% to 1.25%	0.00%	2.18% to 3.45%
Wilshire Small Co. Value Portfolio Investment	163,020	22.86 to 51.95	6,856,348	0.00% to 1.65%	0.00%	4.45% to 6.17%
Wilshire VIT 2015 ETF Fund	2,112,807	12.89 to 13.68	28,249,888	0.95% to 1.65%	1.67%	3.04% to 3.79%
Wilshire VIT 2025 ETF Fund	3,551,690	12.44 to 13.19	45,808,141	0.95% to 1.65%	1.30%	3.41% to 4.10%
Wilshire VIT 2035 ETF Fund	4,216,349	11.94 to 12.66	52,075,673	0.95% to 1.65%	1.25%	3.65% to 4.46%
Wilshire VIT Global Allocation Fund	16,617,394	19.76 to 32.53	450,426,885	0.00% to 1.65%	0.98%	0.54% to 2.23%

*	These ratios represent the annualized contract expenses of the active contract owners of the subaccounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

[1]	This fund became available for investment by contract owners of the subaccount on May 1, 2014 and the return is for the period May 1, 2014 to December 31, 2014.

38

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2014

6.	FINANCIAL HIGHLIGHTS

For the Year or Period Ended December 31, 2013

Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest *	Investment Income Ratio **	Total Return Lowest to Highest ***
AllianceBernstein VPS Large Cap Growth Portfolio	1,081,082	36.91 to 45.17	40,528,143	0.00% to 1.65%	0.00%	34.81% to 37.00%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	105,391	30.08 to 31.73	3,276,831	0.95% to 1.65%	0.43%	35.43% to 36.36%
AllianceBernstein VPS Small Cap Growth Portfolio	131,756	24.51 to 25.87	3,336,603	0.95% to 1.65%	0.00%	43.00% to 44.04%
American Century Mid Cap Value Fund	37,043	18.88 to 19.02	700,975	0.95% to 1.65%	1.54%	28.10% to 28.88%
Ariel Fund	516,900	78.71 to 107.47	45,401,754	0.00% to 1.65%	0.63%	42.38% to 44.68%
Ariel Appreciation Fund	683,510	84.22 to 110.52	61,903,708	0.00% to 1.65%	0.86%	43.89% to 46.19%
Calvert S&P Mid Cap 400 Index Portfolio	35,529	98.50 to 101.48	3,561,526	0.95% to 1.65%	0.62%	30.36% to 31.25%
Davis Value Portfolio	1,116,542	17.32 to 21.23	19,462,053	0.00% to 1.65%	0.89%	31.31% to 33.44%
Delaware VIP REIT Series	661,922	12.42 to 12.91	8,427,946	0.95% to 1.65%	1.35%	0.24% to 0.94%
Delaware VIP Smid Cap Growth Series	184,770	36.55 to 37.91	6,829,705	0.95% to 1.65%	0.00%	38.71% to 39.68%
Delaware VIP U.S. Growth Series	83,585	13.16 to 13.29	1,105,396	0.95% to 1.65%	0.08%	32.13% to 33.17%
Dreyfus Mid Cap Stock Portfolio	39,682	31.44 to 32.34	1,249,020	0.95% to 1.25%	1.14%	33.05% to 33.47%
Dreyfus Small Cap Stock Index Portfolio	145,793	24.32 to 25.31	3,647,385	0.95% to 1.65%	0.83%	38.50% to 39.45%
Fidelity VIP Emerging Markets Portfolio	570,984	8.82 to 9.04	5,120,321	0.95% to 1.65%	0.69%	2.08% to 2.73%
Fidelity VIP Growth Portfolio	1,394,093	51.50 to 66.25	74,989,410	0.00% to 1.65%	0.05%	33.84% to 36.01%
Fidelity VIP Growth & Income Portfolio	1,340,025	21.16 to 27.54	31,395,822	0.00% to 1.65%	1.74%	31.10% to 33.30%
Fidelity VIP High Income Portfolio	999,089	9.31 to 18.45	15,184,926	0.00% to 1.65%	6.12%	4.02% to 5.67%
Fidelity VIP Index 500 Portfolio	439,582	209.89 to 257.99	96,349,163	0.00% to 1.65%	1.74%	29.81% to 31.90%
Fidelity VIP Investment Grade Bond Portfolio	1,471,660	15.32 to 24.03	29,839,225	0.00% to 1.65%	2.20%	(3.65%) to (2.08%)
Fidelity VIP Mid Cap Portfolio	1,213,325	52.59 to 70.10	72,409,841	0.00% to 1.65%	0.28%	33.68% to 35.85%
Fidelity VIP Overseas Portfolio	1,972,925	20.47 to 35.89	57,672,320	0.00% to 1.65%	1.12%	28.13% to 30.18%
Goldman Sachs VIT Mid Cap Value Fund	56,463	19.19 to 20.09	1,123,501	0.95% to 1.65%	0.86%	30.28% to 31.31%
Goldman Sachs VIT Structured Small Cap Equity Fund	131,890	19.48 to 23.23	2,982,152	0.95% to 1.65%	1.01%	33.42% to 34.36%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	287,394	11.43 to 11.61	3,320,047	0.95% to 1.65%	1.48%	16.28% to 17.04%
Ibbotson Balanced ETF Asset Allocation Portfolio	1,100,102	12.04 to 12.30	13,401,478	0.95% to 1.65%	1.93%	10.05% to 10.81%
Ibbotson Conservative ETF Asset Allocation Portfolio	196,943	11.84 to 12.07	2,361,967	0.95% to 1.65%	1.86%	0.94% to 1.60%
Ibbotson Growth ETF Asset Allocation Portfolio	887,824	11.79 to 11.98	10,578,488	0.95% to 1.65%	1.60%	14.69% to 15.53%
Ibbotson Income & Growth ETF Asset Allocation Portfolio	407,864	11.98 to 12.17	4,945,314	0.95% to 1.65%	2.14%	5.64% to 6.29%
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,005,896	23.51 to 24.88	23,654,115	0.00% to 1.25%	1.27%	34.57% to 36.18%
Lazard Retirement US Small-Mid Cap Equity Portfolio	50,515	15.12 to 15.72	787,174	0.95% to 1.65%	0.00%	33.07% to 34.02%
Lord Abbett Developing Growth Portfolio	25,004	25.47 to 25.61	638,856	0.95% to 1.65%	0.00%	40.18% to 40.95%[1]
Lord Abbett Series Fund Growth Opportunities Portfolio	82,312	25.20 to 25.92	2,078,833	0.95% to 1.25%	0.00%	35.41% to 35.78%
Neuberger Berman Genesis Fund	975,393	51.92 to 71.12	58,355,781	0.00% to 1.65%	0.16%	34.33% to 36.48%
Putnam VT Multi-Cap Growth Fund	262,513	29.18 to 30.78	7,768,002	0.00% to 1.65%	0.49%	34.28% to 36.44%
Rainier Small/Mid Cap Equity Portfolio	471,985	50.07 to 75.26	29,755,657	0.00% to 1.65%	0.00%	31.18% to 33.30%
Royce Capital Fund Small Cap Portfolio	915,442	16.81 to 18.54	16,531,981	0.95% to 1.65%	1.11%	32.57% to 33.48%
Templeton Global Bond Securities Fund	158,854	21.90 to 22.52	3,536,352	0.95% to 1.65%	4.60%	(0.14%) to 0.58%
T. Rowe Price Equity Income Portfolio VIP II	519,812	32.08 to 33.76	17,221,860	0.95% to 1.65%	1.34%	27.35% to 28.22%
T. Rowe Price Small-Cap Stock Fund Advisor Class	234,618	75.44 to 90.17	17,711,829	0.00% to 1.25%	0.00%	35.59% to 37.22%
T. Rowe Price Small-Cap Value Fund Advisor Class	231,637	79.91 to 95.44	18,521,501	0.00% to 1.25%	0.02%	30.81% to 32.39%
T. Rowe Price Prime Reserve Portfolio	6,765,399	0.99 to 1.04	6,900,872	0.95% to 1.65%	0.00%	(1.96%) to (0.95%)
Wells Fargo Advantage VT Discovery Fund	754,423	32.00 to 36.19	24,631,288	0.00% to 1.65%	0.01%	41.53% to 43.80%
Wells Fargo Advantage VT Opportunity Fund	163,054	54.18 to 65.16	8,836,796	0.00% to 1.25%	0.20%	29.09% to 30.69%
Wilshire 5000 Index Portfolio Institutional	1,024,139	16.62 to 20.08	17,020,323	0.00% to 1.25%	1.51%	30.87% to 32.45%
Wilshire 5000 Index Portfolio Investment	1,653,775	15.93 to 19.43	26,528,673	0.00% to 1.65%	1.39%	30.04% to 32.09%
Wilshire Large Co. Growth Portfolio Institutional	346,651	51.73 to 60.61	17,933,921	0.00% to 1.25%	0.18%	29.03% to 30.57%
Wilshire Large Co. Growth Portfolio Investment	533,240	49.16 to 59.01	26,294,114	0.00% to 1.65%	0.00%	28.16% to 30.21%
Wilshire Large Co. Value Portfolio Investment	1,117,597	28.28 to 43.51	39,932,562	0.00% to 1.65%	0.71%	34.41% to 36.52%
Wilshire Small Co. Growth Portfolio Investment	112,196	36.17 to 44.06	4,075,210	0.00% to 1.25%	0.00%	39.54% to 41.22%
Wilshire Small Co. Value Portfolio Investment	159,963	24.33 to 48.93	6,447,176	0.00% to 1.65%	0.01%	41.52% to 43.79%
Wilshire VIT 2015 ETF Fund	2,139,673	12.51 to 13.18	27,611,617	0.95% to 1.65%	1.87%	8.69% to 9.38%
Wilshire VIT 2025 ETF Fund	3,237,885	12.03 to 12.67	40,224,139	0.95% to 1.65%	1.88%	10.47% to 11.14%
Wilshire VIT 2035 ETF Fund	3,778,430	11.52 to 12.12	44,843,585	0.95% to 1.65%	1.96%	13.16% to 13.91%
Wilshire VIT Balanced Fund	5,635,274	19.42 to 31.82	151,969,693	0.00% to 1.65%	1.64%	16.41% to 18.33%
Wilshire VIT Equity Fund	6,015,038	25.60 to 34.35	175,980,467	0.00% to 1.65%	1.47%	28.31% to 30.36%
Wilshire VIT Income Fund	1,209,633	11.62 to 25.80	26,139,684	0.00% to 1.65%	2.27%	(3.75%) to (2.16%)
Wilshire VIT International Equity Fund	2,298,025	14.51 to 17.10	33,399,354	0.00% to 1.65%	0.79%	11.29% to 13.17%
Wilshire VIT Small Cap Growth Fund	2,213,429	18.14 to 21.39	40,180,550	0.00% to 1.65%	0.00%	38.11% to 40.26%
Wilshire VIT Socially Responsible Fund	2,466,813	20.00 to 25.74	53,954,455	0.00% to 1.65%	1.06%	26.98% to 29.02%

*	These ratios represent the annualized contract expenses of the active contract owners of the subaccounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

[1]	This fund became available for investment by contract owners of the subaccount on May 1, 2013 and the return is for the period May 1, 2013 to December 31, 2013.

39

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2014

6. FINANCIAL HIGHLIGHTS

For the Year or Period Ended December 31, 2012

Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest *	Investment Income Ratio **	Total Return Lowest to Highest ***
AllianceBernstein VPS Large Cap Growth Portfolio	1,147,865	27.38 to 32.97	31,797,365	0.00% to 1.65%	0.03%	14.85% to 16.71%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	115,564	22.21 to 23.27	2,642,441	0.95% to 1.65%	0.30%	16.59% to 17.41%
AllianceBernstein VPS Small Cap Growth Portfolio	143,150	17.14 to 17.96	2,523,608	0.95% to 1.65%	0.00%	12.91% to 13.67%
American Century Mid Cap Value Fund	8,998	14.71 to 14.77	132,419	0.95% to 1.65%	2.30%	5.52% to 5.95%[1]
Ariel Fund	557,070	55.28 to 74.28	34,235,355	0.00% to 1.65%	0.99%	18.40% to 20.33%
Ariel Appreciation Fund	743,124	58.53 to 75.60	46,594,047	0.00% to 1.65%	0.83%	17.44% to 19.34%
Calvert S&P Mid Cap 400 Index Portfolio	16,121	75.56 to 77.50	1,234,400	0.95% to 1.65%	0.81%	15.11% to 15.92%
Davis Value Portfolio	1,155,918	13.17 to 15.91	15,289,827	0.00% to 1.65%	1.71%	11.21% to 13.08%
Delaware VIP REIT Series	523,860	12.39 to 12.79	6,623,274	0.95% to 1.65%	1.28%	14.83% to 15.54%
Delaware VIP Smid Cap Growth Series	188,002	26.35 to 27.14	4,989,948	0.95% to 1.65%	0.01%	8.97% to 9.70%
Delaware VIP U.S. Growth Series	22,120	9.95 to 9.98	220,188	0.95% to 1.65%	0.00%	0.00% to 0.30%[1]
Dreyfus Mid Cap Stock Portfolio	42,034	23.63 to 24.23	995,039	0.95% to 1.25%	0.21%	17.91% to 18.25%
Dreyfus Small Cap Stock Index Portfolio	80,259	17.56 to 18.15	1,443,443	0.95% to 1.65%	0.40%	13.88% to 14.66%
Fidelity VIP Emerging Markets Portfolio	417,625	8.64 to 8.80	3,654,889	0.95% to 1.65%	1.04%	12.21% to 13.11%
Fidelity VIP Growth Portfolio	1,425,315	38.48 to 48.71	57,050,843	0.00% to 1.65%	0.38%	12.58% to 14.42%
Fidelity VIP Growth & Income Portfolio	1,314,512	16.14 to 20.66	23,398,080	0.00% to 1.65%	2.13%	16.37% to 18.26%
Fidelity VIP High Income Portfolio	887,739	8.95 to 17.46	13,050,487	0.00% to 1.65%	6.28%	12.16% to 13.97%
Fidelity VIP Index 500 Portfolio	432,852	161.69 to 195.59	72,807,905	0.00% to 1.65%	1.96%	13.79% to 15.63%
Fidelity VIP Investment Grade Bond Portfolio	1,433,820	15.90 to 24.54	30,179,644	0.00% to 1.65%	2.22%	3.92% to 5.59%
Fidelity VIP Mid Cap Portfolio	1,248,087	39.34 to 51.60	55,479,818	0.00% to 1.65%	0.41%	12.75% to 14.56%
Fidelity VIP Overseas Portfolio	1,939,653	15.95 to 27.57	44,097,362	0.00% to 1.65%	1.81%	18.42% to 20.38%
Goldman Sachs VIT Mid Cap Value Fund	18,778	14.73 to 15.30	285,084	0.95% to 1.65%	1.13%	15.71% to 17.06%
Goldman Sachs VIT Structured Small Cap Equity Fund	137,468	14.60 to 17.29	2,319,216	0.95% to 1.65%	1.22%	11.03% to 11.76%
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	123,719	9.82 to 9.92	1,224,409	0.95% to 1.65%	8.03%	12.23% to 13.11%
Ibbotson Balanced ETF Asset Allocation Portfolio	403,490	10.94 to 11.10	4,446,148	0.95% to 1.65%	4.77%	9.07% to 10.23%
Ibbotson Conservative ETF Asset Allocation Portfolio	73,878	11.72 to 11.88	874,821	0.95% to 1.65%	9.87%	3.17% to 4.21%
Ibbotson Growth ETF Asset Allocation Portfolio	343,135	10.27 to 10.37	3,549,687	0.95% to 1.65%	0.29%	11.03% to 11.87%
Ibbotson Income & Growth ETF Asset Allocation Portfolio	130,406	11.33 to 11.45	1,490,228	0.95% to 1.65%	6.61%	5.79% to 6.81%
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,084,208	17.47 to 18.27	18,947,445	0.00% to 1.25%	1.54%	16.23% to 17.64%
Lazard Retirement US Small-Mid Cap Equity Portfolio	40,742	11.37 to 11.73	474,799	0.95% to 1.65%	0.00%	8.08% to 9.22%
Lord Abbett Series Fund Growth Opportunities Portfolio	90,636	18.61 to 19.09	1,690,108	0.95% to 1.25%	0.00%	12.72% to 13.09%
Neuberger Berman Genesis Fund	1,001,067	38.65 to 52.11	44,413,680	0.00% to 1.65%	0.31%	7.75% to 9.54%
Putnam VT Multi-Cap Growth Fund	278,025	21.73 to 22.56	6,102,822	0.00% to 1.65%	0.25%	14.79% to 16.77%
Rainier Small/Mid Cap Equity Portfolio	493,169	38.17 to 56.46	23,622,586	0.00% to 1.65%	0.00%	12.10% to 13.90%
Royce Capital Fund Small Cap Portfolio	911,813	12.68 to 13.89	12,367,833	0.95% to 1.65%	0.11%	10.74% to 11.48%
Templeton Global Bond Securities Fund	107,488	21.93 to 22.39	2,384,231	0.95% to 1.65%	6.12%	13.16% to 13.89%
T. Rowe Price Equity Income Portfolio VIP II	476,110	25.19 to 26.33	12,336,517	0.95% to 1.65%	1.96%	15.08% to 15.84%
T. Rowe Price Small-Cap Stock Fund Advisor Class	256,957	55.64 to 65.71	14,308,262	0.00% to 1.25%	0.14%	16.30% to 17.74%
T. Rowe Price Small-Cap Value Fund Advisor Class	251,574	61.09 to 72.09	15,377,906	0.00% to 1.25%	1.18%	16.05% to 17.49%
T. Rowe Price Prime Reserve Portfolio	7,766,986	1.00 to 1.05	8,018,927	0.95% to 1.65%	0.00%	(1.96%) to (0.94%)
Wells Fargo Advantage VT Discovery Fund	734,256	22.61 to 25.17	16,871,097	0.00% to 1.65%	0.00%	15.83% to 17.78%
Wells Fargo Advantage VT Opportunity Fund	180,216	41.97 to 49.86	7,565,870	0.00% to 1.25%	0.10%	14.11% to 15.50%
Wilshire 5000 Index Portfolio Institutional	1,156,399	12.70 to 15.16	14,684,800	0.00% to 1.25%	1.62%	14.21% to 15.55%
Wilshire 5000 Index Portfolio Investment	1,628,536	12.25 to 14.71	20,016,647	0.00% to 1.65%	1.49%	13.53% to 15.37%
Wilshire Large Co. Growth Portfolio Institutional	389,935	40.09 to 46.42	15,636,091	0.00% to 1.25%	0.48%	12.64% to 14.05%
Wilshire Large Co. Growth Portfolio Investment	546,227	38.22 to 45.32	20,937,317	0.00% to 1.65%	0.21%	11.89% to 13.73%
Wilshire Large Co. Value Portfolio Investment	1,148,505	21.04 to 31.87	30,414,573	0.00% to 1.65%	1.03%	14.04% to 15.93%
Wilshire Small Co. Growth Portfolio Investment	121,613	25.92 to 31.20	3,164,958	0.00% to 1.25%	0.00%	12.21% to 13.58%
Wilshire Small Co. Value Portfolio Investment	160,920	17.40 to 34.03	4,577,713	0.00% to 1.65%	1.32%	15.28% to 17.22%
Wilshire VIT 2015 ETF Fund	2,151,448	11.51 to 12.05	25,471,889	0.95% to 1.65%	2.36%	10.67% to 11.47%
Wilshire VIT 2025 ETF Fund	2,902,218	10.89 to 11.40	32,517,334	0.95% to 1.65%	1.99%	10.90% to 11.76%
Wilshire VIT 2035 ETF Fund	3,166,403	10.18 to 10.64	33,086,972	0.95% to 1.65%	1.83%	12.24% to 12.95%
Wilshire VIT Balanced Fund	6,190,566	16.68 to 26.89	142,844,897	0.00% to 1.65%	3.49%	10.36% to 12.11%
Wilshire VIT Equity Fund	6,678,204	19.91 to 26.35	151,703,285	0.00% to 1.65%	0.84%	12.79% to 14.66%
Wilshire VIT Income Fund	1,237,575	12.16 to 26.37	27,695,520	0.00% to 1.65%	2.97%	5.68% to 7.41%
Wilshire VIT International Equity Fund	2,405,726	12.99 to 15.11	31,284,728	0.00% to 1.65%	2.25%	16.43% to 18.32%
Wilshire VIT Small Cap Growth Fund	2,419,541	13.09 to 15.25	31,689,043	0.00% to 1.65%	0.00%	5.04% to 6.79%
Wilshire VIT Socially Responsible Fund	2,715,148	15.75 to 19.95	46,600,519	0.00% to 1.65%	0.87%	13.72% to 15.59%

*	These ratios represent the annualized contract expenses of the active contract owners of the subaccounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

[1]	This fund became available for investment by contract owners of the subaccount on May 1, 2012 and the return is for the period May 1, 2012 to December 31, 2012.

40

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2014

6. FINANCIAL HIGHLIGHTS

For the Year or Period Ended December 31, 2011

Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest *	Investment Income Ratio **	Total Return Lowest to Highest ***
AllianceBernstein VPS Large Cap Growth Portfolio	1,196,220	23.84 to 28.25	28,744,096	0.00% to 1.65%	0.09%	(5.28%) to (3.48%)
AllianceBernstein VPS Small/Mid Cap Value Portfolio	124,853	19.05 to 19.82	2,439,422	0.95% to 1.65%	0.26%	(10.10%) to (9.46%)
AllianceBernstein VPS Small Cap Growth Portfolio	128,972	15.18 to 15.80	2,006,269	0.95% to 1.65%	0.00%	2.57% to 3.20%
Ariel Fund	593,762	46.69 to 61.73	30,703,696	0.00% to 1.65%	0.19%	(12.76%) to (11.35%)
Ariel Appreciation Fund	814,231	49.84 to 63.35	43,304,230	0.00% to 1.65%	0.37%	(8.82%) to (7.34%)
Calvert S&P Mid Cap 400 Index Portfolio	8,394	65.64 to 67.19	555,632	0.95% to 1.65%	0.62%	(3.74%) to (3.34%)
Davis Value Portfolio	1,185,671	11.79 to 14.07	14,033,381	0.00% to 1.65%	0.88%	(5.65%) to (4.16%)
Delaware VIP REIT Series	417,985	10.79 to 11.07	4,586,718	0.95% to 1.65%	1.25%	8.88% to 9.60%
Delaware VIP Smid Cap Growth Series	185,686	24.18 to 24.74	4,508,213	0.95% to 1.65%	0.80%	6.19% to 6.91%
Dreyfus Mid Cap Stock Portfolio	42,690	20.04 to 20.49	856,383	0.95% to 1.25%	0.39%	(1.04%) to (0.73%)
Dreyfus Small Cap Stock Index Portfolio	61,367	15.42 to 15.83	964,368	0.95% to 1.65%	0.51%	(1.03%) to (0.38%)
Fidelity VIP Emerging Markets Portfolio	265,167	7.70 to 7.78	2,058,120	0.95% to 1.65%	1.10%	(22.54%) to (22.04%)
Fidelity VIP Growth Portfolio	1,465,427	34.18 to 42.57	51,892,849	0.00% to 1.65%	0.13%	(1.61%) to (0.95%)
Fidelity VIP Growth & Income Portfolio	1,335,183	13.87 to 17.47	20,341,865	0.00% to 1.65%	1.58%	(0.22%) to 1.33%
Fidelity VIP High Income Portfolio	814,624	7.98 to 15.32	10,688,935	0.00% to 1.65%	7.29%	2.05% to 3.72%
Fidelity VIP Index 500 Portfolio	441,782	142.10 to 169.15	65,041,562	0.00% to 1.65%	1.76%	0.18% to 1.79%
Fidelity VIP Investment Grade Bond Portfolio	1,367,838	15.30 to 23.24	27,601,116	0.00% to 1.65%	3.11%	5.30% to 7.05%
Fidelity VIP Mid Cap Portfolio	1,287,325	34.89 to 45.04	50,558,865	0.00% to 1.65%	0.02%	(12.27%) to (10.85%)
Fidelity VIP Overseas Portfolio	1,919,505	13.52 to 22.91	36,693,228	0.00% to 1.65%	1.26%	(18.64%) to (17.29%)
Goldman Sachs VIT Mid Cap Value Fund	17,734	12.73 to 13.07	230,465	0.95% to 1.65%	0.93%	(8.81%) to (7.44%)
Goldman Sachs VIT Structured Small Cap Equity Fund	140,840	13.15 to 15.47	2,130,446	0.95% to 1.65%	0.83%	(0.90%) to (0.19%)
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	3,409	8.75 to 8.77	29,883	0.95% to 1.65%	8.03%	10.90% to 11.15%[1]
Ibbotson Balanced ETF Asset Allocation Portfolio	4,524	10.03 to 10.07	45,463	0.95% to 1.65%	4.77%	7.73% to 8.16%[1]
Ibbotson Conservative ETF Asset Allocation Portfolio	12,812	11.36 to 11.40	145,967	0.95% to 1.65%	9.87%	2.62% to 2.98%[1]
Ibbotson Growth ETF Asset Allocation Portfolio	20,976	9.25 to 9.27	194,456	0.95% to 1.65%	0.29%	9.73% to 9.96%[1]
Ibbotson Income & Growth ETF Asset Allocation Portfolio	3,389	10.70 to 10.72	36,336	0.95% to 1.65%	6.61%	5.00% to 5.20%[1]
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,170,011	15.03 to 15.53	17,592,562	0.00% to 1.25%	1.22%	(3.09%) to (1.83%)
Lazard Retirement US Small-Mid Cap Equity Portfolio	41,652	10.52 to 10.74	445,469	0.95% to 1.65%	0.00%	(10.92%) to (9.90%)
Lord Abbett Series Fund Growth Opportunities Portfolio	95,894	16.51 to 16.88	1,585,941	0.95% to 1.25%	0.00%	(11.14%) to (10.88%)
Neuberger Berman Genesis Fund	1,023,948	35.87 to 47.57	41,980,973	0.00% to 1.65%	1.68%	2.69% to 4.32%
Putnam VT Multi-Cap Growth Fund	299,072	18.93 to 19.32	5,691,176	0.00% to 1.65%	0.27%	(6.61%) to (5.06%)
Rainier Small/Mid Cap Equity Portfolio	508,905	34.05 to 49.57	21,658,615	0.00% to 1.65%	0.00%	(4.06%) to (2.50%)
Royce Capital Fund Small Cap Portfolio	894,258	11.45 to 12.46	10,914,966	0.95% to 1.65%	0.35%	(4.82%) to (4.15%)
Templeton Global Bond Securities Fund	70,573	19.38 to 19.66	1,377,463	0.95% to 1.65%	5.03%	(2.52%) to (1.85%)
T. Rowe Price Equity Income Portfolio VIP II	432,320	21.89 to 22.73	9,693,355	0.95% to 1.65%	1.58%	(2.62%) to (1.94%)
T. Rowe Price Small-Cap Stock Fund Advisor Class	282,454	47.84 to 55.81	13,521,069	0.00% to 1.25%	0.00%	(1.54%) to (0.34%)
T. Rowe Price Small-Cap Value Fund Advisor Class	274,355	52.64 to 61.36	14,450,646	0.00% to 1.25%	0.45%	(2.07%) to (0.87%)
T. Rowe Price Prime Reserve Portfolio	7,655,537	1.02 to 1.06	8,002,187	0.95% to 1.65%	0.00%	(1.92%) to (0.93%)
Wells Fargo Advantage VT Discovery Fund	750,450	19.52 to 21.37	14,818,162	0.00% to 1.65%	0.00%	(1.16%) to 0.42%
Wells Fargo Advantage VT Opportunity Fund	196,395	36.78 to 43.17	7,224,840	0.00% to 1.25%	0.14%	(6.65%) to (5.54%)
Wilshire 5000 Index Portfolio Institutional	1,317,523	11.12 to 13.12	14,657,785	0.00% to 1.25%	1.44%	(0.80%) to 0.46%
Wilshire 5000 Index Portfolio Investment	1,603,077	10.75 to 12.75	17,295,674	0.00% to 1.65%	1.30%	(1.37%) to 0.24%
Wilshire Large Co. Growth Portfolio Institutional	447,188	35.59 to 40.70	15,916,927	0.00% to 1.25%	0.00%	(2.25%) to (1.05%)
Wilshire Large Co. Growth Portfolio Investment	562,084	34.02 to 39.85	19,175,824	0.00% to 1.65%	0.00%	(2.96%) to (1.41%)
Wilshire Large Co. Value Portfolio Investment	1,200,075	18.45 to 27.49	27,754,195	0.00% to 1.65%	0.80%	(4.90%) to (3.37%)
Wilshire Small Co. Growth Portfolio Investment	128,729	23.10 to 27.47	2,985,457	0.00% to 1.25%	0.00%	(1.53%) to (0.29%)
Wilshire Small Co. Value Portfolio Investment	172,458	17.34 to 29.03	4,236,561	0.00% to 1.65%	0.42%	(9.02%) to (7.54%)
Wilshire VIT 2015 ETF Fund	2,062,833	10.40 to 10.81	21,974,505	0.95% to 1.65%	1.52%	(0.10%) to 0.56%
Wilshire VIT 2025 ETF Fund	2,516,309	9.82 to 10.20	25,309,591	0.95% to 1.65%	1.27%	(1.31%) to (0.68%)
Wilshire VIT 2035 ETF Fund	2,654,509	9.07 to 9.42	24,609,505	0.95% to 1.65%	1.16%	(3.20%) to (2.48%)
Wilshire VIT Balanced Fund	6,980,650	15.42 to 23.99	145,499,412	0.00% to 1.65%	2.77%	(2.25%) to (0.65%)
Wilshire VIT Equity Fund	7,426,642	17.51 to 22.98	148,886,178	0.00% to 1.65%	1.34%	(4.40%) to (2.87%)
Wilshire VIT Income Fund	1,263,441	11.68 to 24.55	26,663,386	0.00% to 1.65%	4.04%	5.14% to 6.92%
Wilshire VIT International Equity Fund	2,578,523	11.11 to 12.77	28,682,328	0.00% to 1.65%	1.13%	(15.08%) to (13.77%)
Wilshire VIT Small Cap Growth Fund	2,633,373	12.41 to 14.28	32,694,155	0.00% to 1.65%	0.00%	(2.14%) to (0.56%)
Wilshire VIT Socially Responsible Fund	3,006,932	13.85 to 17.26	45,187,070	0.00% to 1.65%	0.78%	(3.01%) to (1.43%)

*	These ratios represent the annualized contract expenses of the active contract owners of the subaccounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

[1]	This fund became available for investment by contract owners of the subaccount on October 1, 2011 and the return is for the period October 1, 2011 to December 31, 2011.

41

HORACE MANN LIFE INSURANCE COMPANY

SEPARATE ACCOUNT

Notes to the Financial Statements (Continued)

December 31, 2014

6.	FINANCIAL HIGHLIGHTS

For the Year or Period Ended December 31, 2010

Account Division	Units	Accumulated Unit Value Lowest to Highest	Net Assets	Expense Ratio Lowest to Highest *	Investment Income Ratio **	Total Return Lowest to Highest ***
AllianceBernstein VPS Large Cap Growth Portfolio	1,223,902	25.17 to 29.27	30,928,551	0.00% to 1.65%	0.25%	8.12% to 9.75%
AllianceBernstein VPS Small/Mid Cap Value Portfolio	123,379	21.19 to 21.89	2,669,607	0.95% to 1.65%	0.26%	24.65% to 25.44%
AllianceBernstein VPS Small Cap Growth Portfolio	108,316	14.80 to 15.31	1,636,473	0.95% to 1.65%	0.00%	34.42% to 35.37%
Ariel Fund	620,948	53.52 to 69.63	36,658,680	0.00% to 1.65%	0.01%	24.03% to 26.26%
Ariel Appreciation Fund	876,777	54.66 to 68.37	50,950,145	0.00% to 1.65%	0.03%	17.73% to 20.24%
Calvert S&P Mid Cap 400 Index Portfolio	2,305	68.19 to 69.51	158,398	0.95% to 1.65%	1.13%	7.39% to 9.46%[1]
Credit Suisse Trust U.S. Equity Flex I Portfolio	164,445	16.36 to 18.91	2,691,756	0.00% to 1.25%	0.15%	13.14% to 14.54%
Davis Value Portfolio	1,177,276	12.46 to 14.68	14,712,734	0.00% to 1.65%	1.36%	11.04% to 12.75%
Delaware VIP REIT Series	310,061	9.91 to 10.10	3,110,898	0.95% to 1.65%	2.19%	24.65% to 25.47%
Delaware VIP Smid Cap Growth Series	178,517	22.71 to 23.14	4,062,667	0.95% to 1.65%	0.00%	33.86% to 34.77%
Dreyfus Mid Cap Stock Portfolio	44,593	20.25 to 20.64	903,735	0.95% to 1.25%	0.88%	25.46% to 25.78%
Dreyfus Small Cap Stock Index Portfolio	48,393	15.58 to 15.89	765,023	0.95% to 1.65%	0.43%	23.95% to 24.73%
Fidelity VIP Emerging Markets Portfolio	123,886	9.94 to 9.98	1,236,768	0.95% to 1.65%	1.98%	12.83% to 13.28%[1]
Fidelity VIP Growth Portfolio	1,491,040	34.74 to 42.57	53,460,825	0.00% to 1.65%	0.03%	21.89% to 24.00%
Fidelity VIP Growth & Income Portfolio	1,379,515	13.90 to 17.24	20,987,464	0.00% to 1.65%	0.46%	12.73% to 14.55%
Fidelity VIP High Income Portfolio	723,405	7.82 to 14.77	9,275,544	0.00% to 1.65%	8.18%	11.87% to 13.70%
Fidelity VIP Index 500 Portfolio	450,535	141.85 to 166.18	65,952,616	0.00% to 1.65%	1.71%	12.95% to 14.73%
Fidelity VIP Investment Grade Bond Portfolio	1,365,376	14.53 to 21.71	26,128,668	0.00% to 1.65%	3.46%	5.90% to 7.58%
Fidelity VIP Mid Cap Portfolio	1,343,890	39.77 to 50.52	59,931,013	0.00% to 1.65%	0.12%	26.58% to 28.55%
Fidelity VIP Overseas Portfolio	1,836,955	16.62 to 27.70	43,000,767	0.00% to 1.65%	1.15%	11.02% to 12.83%
Goldman Sachs VIT Mid Cap Value Fund	3,648	13.96 to 14.12	51,393	0.95% to 1.65%	1.21%	6.97% to 8.20%[1]
Goldman Sachs VIT Structured Small Cap Equity Fund	146,495	13.27 to 15.50	2,227,612	0.95% to 1.65%	0.56%	28.09% to 28.95%
J.P. Morgan Insurance Trust U.S. Equity Portfolio	1,233,452	15.51 to 15.82	19,129,256	0.00% to 1.25%	0.86%	12.23% to 13.57%
Lazard Retirement US Small-Mid Cap Equity Portfolio	20,526	11.81 to 11.92	244,299	0.95% to 1.65%	0.75%	8.15% to 9.16%[1]
Lord Abbett Series Fund Growth Opportunities Portfolio	101,340	18.58 to 18.94	1,886,560	0.95% to 1.25%	0.00%	21.44% to 21.80%
Neuberger Berman Genesis Fund	1,052,499	34.93 to 45.60	41,860,164	0.00% to 1.65%	0.00%	19.17% to 21.05%
Putnam VT Multi-Cap Growth Fund	322,180	20.27 to 20.35	6,537,790	0.00% to 1.65%	0.00%	12.87% to 13.32%[2]
Rainier Small/Mid Cap Equity Portfolio	532,120	35.49 to 50.84	23,514,637	0.00% to 1.65%	0.00%	22.93% to 24.85%
Royce Capital Fund Small Cap Portfolio	876,606	12.03 to 13.00	11,202,589	0.95% to 1.65%	0.12%	18.64% to 19.38%
Templeton Global Bond Securities Fund	32,214	19.86 to 20.03	643,166	0.95% to 1.65%	0.08%	3.55% to 4.43% [1]
T. Rowe Price Equity Income Portfolio VIP II	372,096	22.48 to 23.18	8,529,333	0.95% to 1.65%	1.62%	12.96% to 13.68%
T. Rowe Price Small-Cap Stock Fund Advisor Class	315,011	48.59 to 56.00	15,319,405	0.00% to 1.25%	0.00%	30.69% to 32.20%
T. Rowe Price Small-Cap Value Fund Advisor Class	307,417	53.75 to 61.90	16,536,485	0.00% to 1.25%	0.55%	23.48% to 24.97%
T. Rowe Price Prime Reserve Portfolio	5,530,434	1.04 to 1.07	5,850,718	0.95% to 1.65%	0.12%	(1.89%) to (0.93%)
Wells Fargo Advantage VT Discovery Fund	735,383	19.75 to 21.28	14,632,161	0.00% to 1.65%	0.00%	33.45% to 35.54%
Wells Fargo Advantage VT Opportunity Fund	213,391	39.40 to 45.70	8,411,675	0.00% to 1.25%	0.73%	22.28% to 23.81%
Wilshire 5000 Index Portfolio Institutional	1,464,756	11.21 to 13.06	16,423,058	0.00% to 1.25%	1.51%	15.33% to 16.71%
Wilshire 5000 Index Portfolio Investment	1,606,297	10.86 to 12.72	17,509,520	0.00% to 1.65%	1.36%	14.55% to 16.38%
Wilshire Large Co. Growth Portfolio Institutional	503,690	36.41 to 41.13	18,341,714	0.00% to 1.25%	0.40%	18.10% to 20.16%
Wilshire Large Co. Growth Portfolio Investment	570,134	34.93 to 40.42	19,964,807	0.00% to 1.65%	0.05%	17.19% to 19.23%
Wilshire Large Co. Value Portfolio Investment	1,234,579	19.40 to 28.45	29,912,303	0.00% to 1.65%	0.53%	11.62% to 13.44%
Wilshire Small Co. Growth Portfolio Investment	139,396	23.46 to 27.55	3,283,519	0.00% to 1.25%	0.00%	24.72% to 26.20%
Wilshire Small Co. Value Portfolio Investment	175,569	16.34 to 31.40	4,718,894	0.00% to 1.65%	0.84%	21.71% to 23.62%
Wilshire VIT 2015 ETF Fund	2,120,538	10.41 to 10.75	22,520,046	0.95% to 1.65%	0.72%	9.81% to 10.60%
Wilshire VIT 2025 ETF Fund	2,096,910	9.95 to 10.27	21,284,495	0.95% to 1.65%	0.70%	10.07% to 10.91%
Wilshire VIT 2035 ETF Fund	2,107,918	9.37 to 9.66	20,115,067	0.95% to 1.65%	0.63%	10.89% to 11.55%
Wilshire VIT Balanced Fund	7,686,412	15.99 to 24.15	163,240,185	0.00% to 1.65%	2.01%	9.18% to 10.93%
Wilshire VIT Equity Fund	8,191,226	18.29 to 23.66	171,072,399	0.00% to 1.65%	0.78%	9.83% to 11.60%
Wilshire VIT Income Fund	1,319,391	11.87 to 22.98	26,403,562	0.00% to 1.65%	3.60%	7.38% to 9.11%
Wilshire VIT International Equity Fund	2,754,620	13.04 to 14.81	35,957,470	0.00% to 1.65%	1.36%	8.33% to 10.03%
Wilshire VIT Small Cap Growth Fund	2,894,534	12.63 to 14.36	36,583,498	0.00% to 1.65%	0.00%	24.25% to 26.19%
Wilshire VIT Socially Responsible Fund	3,270,077	14.28 to 17.51	50,468,759	0.00% to 1.65%	1.06%	10.02% to 11.74%

*	These ratios represent the annualized contract expenses of the active contract owners of the subaccounts in the separate account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

**	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

***	These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

[1]	This fund became available for investment by contract holders of the subaccount on May 1, 2010 and the return is for the period May 1, 2010 to December 31, 2010.

[2]	This fund became available for investment by contract owners of the subaccount on September 24, 2010 and the return is for the period September 24, 2010 to December 31, 2010.

42

HORACE MANN LIFE INSURANCE COMPANY

Statutory Financial Statements and Schedules

December 31, 2014 and 2013

(With Independent Auditors’ Report Thereon)

1

Independent Auditors’ Report

The Audit Committee of the Board of Directors

Horace Mann Life Insurance Company:

Report on the Financial Statements

We have audited the accompanying financial statements of Horace Mann Life Insurance Company, which comprise the statutory statements of admitted assets, liabilities, and capital and surplus as of December 31, 2014 and 2013, and the related statutory statements of operations, and cash flow for each of the years in the three-year period ended December 31, 2014, and the related notes to the statutory financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in notes 1 and 8 to the financial statements, the financial statements are prepared by Horace Mann Life Insurance Company using statutory accounting practices prescribed or permitted by the Illinois Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in notes 1 and 8 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting principles and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of Horace Mann Life Insurance Company as of December 31, 2014 and 2013, or the results of its operations or its cash flows for each of the years in the three-year period ended December 31, 2014.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of Horace Mann Life Insurance Company as of December 31, 2014 and 2013, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2014, in accordance with statutory accounting practices prescribed or permitted by the Illinois Department of Insurance described in notes 1 and 8.

2

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the Summary of Investments – Other Than Investments In Related Parties – Schedule I, Supplementary Insurance Information – Schedule III, and Reinsurance – Schedule IV are presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required to be presented. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

(signed) KPMG LLP

Chicago, Illinois

April 24, 2015

3

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,

Liabilities and Capital and Surplus

December 31, 2014 and 2013

(In thousands)

	December 31
	2014	2013
Admitted Assets
Cash and investments:
Bonds	$5,527,971	$4,960,730
Preferred stocks	28,151	27,151
Common stocks	28,133	13,007
Mortgage loans on real estate	11,438	11,853
Cash	7,056	12,481
Short-term investments	92,888	151,782
Contract loans	145,341	140,606
Derivatives	2,458	—
Other invested assets	119,031	99,455

Total cash and investments	5,962,467	5,417,065
Investment income due and accrued	59,542	54,781
Uncollected premiums	494	418
Deferred premiums	47,828	47,116
Current federal income tax recoverable	—	2,336
Deferred tax assets	5,872	7,077
Guaranty funds receivable or on deposit	621	543
Receivable from parent and affiliates	1,438	1,540
Other assets	2,151	2,530
Variable annuity assets held in separate accounts	1,813,557	1,747,995

Total admitted assets	$7,893,970	$7,281,401

(Continued)

4

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Admitted Assets,

Liabilities and Capital and Surplus

December 31, 2014 and 2013

(In thousands, except share data)

	December 31
	2014	2013
Liabilities and Capital and Surplus
Policy liabilities:
Aggregate reserves:
Life and annuity	$4,950,533	$4,635,903
Accident and health	2,938	3,441
Unpaid benefits:
Life	13,999	14,895
Accident and health	98	122
Policyholder funds on deposit	585,537	345,291
Remittances not allocated	861	520

Total policy liabilities	5,553,966	5,000,172
Interest maintenance reserve	80,251	82,233
Accrued expenses	6,423	5,699
Current federal income taxes payable	533	—
Transfer from separate accounts accrued for expense allowances recognized in reserves	(15,011)	(14,722)
Borrowed money	—	25,864
Other liabilities	4,026	1,463
Asset valuation reserve	37,023	28,534
Payable to parent and affiliates	60	—
Payable for securities	14,488	31,772
Variable annuity liabilities held in separate accounts	1,813,557	1,747,995

Total liabilities	7,495,316	6,909,010

Capital and surplus:
Capital stock, $1 par value. Authorized 5,000,000 shares, 2,500,000 shares outstanding	2,500	2,500
Additional paid-in capital and contributed surplus	43,704	43,704
Unassigned surplus	352,450	326,187

Total capital and surplus	398,654	372,391

Total liabilities and capital and surplus	$7,893,970	$7,281,401

See accompanying notes to statutory financial statements.

5

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 2014, 2013 and 2012

(In thousands)

	Year Ended December 31
	2014	2013	2012
Revenue:
Premiums, annuity and supplementary contract considerations:
Annuity	$478,941	$420,592	$416,006
Life	98,918	96,897	95,278
Supplementary contracts	6,912	9,550	8,407
Accident and health	2,431	2,628	2,848

Total premiums, annuity and supplementary contract considerations	587,202	529,667	522,539
Net investment income	287,498	275,336	265,102
Amortization of interest maintenance Reserve	8,203	8,217	7,231
Management fee income from separate accounts	22,029	19,366	16,971
Fees from sales of third-party vendor products	1,253	1,993	3,496
Other	4,038	3,244	2,974

Total revenue	910,223	837,823	818,313

Benefits and expenses:
Provisions for claims and benefits:
Annuity	603,473	537,451	524,692
Life	111,691	111,272	104,653
Supplementary contracts	15,841	18,540	18,662
Accident and health	492	338	1,064

Total claims and benefits	731,497	667,601	649,071
Commissions	36,899	32,004	32,226
General and other expenses	70,265	67,322	65,174

Total benefits and expenses	838,661	766,927	746,471

Net gain before dividends to policyholders and federal income tax expense	71,562	70,896	71,842
Federal income tax expense	18,854	15,883	22,004

Net gain from operations	52,708	55,013	49,838
Realized investment losses net of tax and transfers to interest maintenance reserve	(5,915)	(942)	(4,990)

Net income	$46,793	$54,071	$44,848

See accompanying notes to statutory financial statements.

6

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Operations

Years ended December 31, 2014, 2013 and 2012

(In thousands)

	Year Ended December 31
	2014	2013	2012
Capital stock	$2,500	$2,500	$2,500
Additional paid-in capital and contributed surplus	43,704	43,704	43,704
Special surplus funds – additional admitted deferred tax assets:
Balance at beginning of year	—	—	5,617
Change in additional admitted deferred tax Assets	—	—	(5,617)

Balance at end of year	—	—	—
Unassigned surplus:
Balance at beginning of year	326,187	301,490	287,861
Net income	46,793	54,071	44,848
Change in net deferred income tax	1,554	(1,169)	(662)
Change in non-admitted assets	(592)	(816)	1,179
Change in net unrealized capital gains (losses)	4,997	(421)	3,760
Change in asset valuation reserve	(8,489)	(6,968)	(7,113)
Release of special surplus funds – additional admitted deferred tax assets	—	—	5,617
Dividends to stockholder	(18,000)	(20,000)	(34,000)

Balance at end of year	352,450	326,187	301,490

Total capital and surplus	$398,654	$372,391	$347,694

See accompanying notes to statutory financial statements.

7

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2014, 2013 and 2012

(In thousands)

	Year Ended December 31
	2014	2013	2012
Cash from operations:
Revenue received:
Premiums considerations and deposits	$585,975	$529,628	$522,221
Investment income	265,466	256,653	244,851
Management fee income from Separate Accounts	22,029	19,366	16,971
Fees from sales of third party vendor products	1,253	1,993	3,496
Other income	4,038	3,244	2,974

Total revenue received	878,761	810,884	790,513
Benefits and expenses paid:
Claims, benefits and net transfers	418,003	371,977	302,864
Expenses	106,416	95,754	96,863
Federal income taxes	20,036	28,786	8,825

Total benefits and expenses paid	544,455	496,517	408,552

Net cash from operations	334,306	314,367	381,961

Cash from investments:
From investments sold or matured:
Bonds	748,689	599,561	818,001
Stocks	6,368	1,874	7,686
Mortgage loans	415	387	358
Other invested assets	89	—	—
Miscellaneous proceeds	108	29,944	1,989

Total investment proceeds	755,669	631,766	828,034

Cost of investments acquired:
Bonds	(1,294,030)	(1,038,204)	(1,099,050)
Stocks	(22,463)	(19,711)	(7,748)
Other invested assets	(4,748)	(20,004)	(50,000)
Miscellaneous applications	(27,543)	(569)	—

Total investments acquired	(1,348,784)	(1,078,488)	(1,156,798)
Net increase in contract loans	(4,734)	(5,715)	(6,538)

Total for investments acquired	(1,353,518)	(1,084,203)	(1,163,336)

Net cash used for investments	(597,849)	(452,437)	(335,302)

(Continued)

8

HORACE MANN LIFE INSURANCE COMPANY

Statutory Statements of Cash Flow

Years ended December 31, 2014, 2013 and 2012

(In thousands)

	Year Ended December 31
	2014	2013	2012
Cash from financing and miscellaneous:
Cash provided (applied):
Borrowed funds	$(25,864)	$25,864	$—
Net deposits on deposit-type contract funds and other liabilities without life or disability contingencies	240,219	242,918	(11,412)
Dividends to stockholders	(18,000)	(20,000)	(34,000)
Other cash provided (applied)	2,869	(2,951)	(1,639)

Net cash from (used for) financing and miscellaneous	199,224	245,831	(47,051)

Net change in cash and short term investments	(64,319)	107,761	(392)
Cash and short-term investments at beginning of year	164,263	56,502	56,894

Cash and short-term investments at end of year	$99,944	$164,263	$56,502

See accompanying notes to statutory financial statements.

9

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

(1)	Background and Significant Accounting Policies

Organization

Horace Mann Life Insurance Company (the Company), an Illinois domiciled company, markets and underwrites tax-qualified retirement annuities, individual life, group disability income, and group life insurance products primarily to K-12 teachers, administrators and other employees of public schools and their families.

The Company is a subsidiary of Horace Mann Educators Corporation (HMEC), which indirectly owns 100% of the outstanding shares. The Company is a wholly owned subsidiary of Educators Life Insurance Company of America (ELICA). Other affiliated companies include Horace Mann Investors, Inc., Horace Mann Insurance Company, Teachers Insurance Company, Horace Mann Property & Casualty Insurance Company, Horace Mann Lloyds, and Horace Mann Service Corporation (HMSC). HMSC performs certain fiscal and administrative services for all the affiliated companies in the group.

During 2014, 2013 and 2012, the Company did not participate in any business combinations nor discontinue any operations.

Basis of Presentation

The accompanying statutory financial statements have been prepared in conformity with the accounting practices prescribed or permitted by the Illinois Department of Insurance and the National Association of Insurance Commissioners (NAIC), which differ materially in some respects from United States (U.S.) generally accepted accounting principles (GAAP) as more fully discussed in note 8. The state of Illinois has adopted the prescribed accounting practices as stated in NAIC statements of statutory accounting principles (SAP) without modification. At December 31, 2014 and 2013 the Company has no material statutory accounting practices that differ from those of the state of Illinois or the NAIC accounting practices. The significant statutory accounting practices and the Company’s related accounting policies follow.

Investments

Investments are valued in accordance with the requirements of the NAIC.

Bonds, other than NAIC class 6, not backed by other loans are carried at amortized cost, adjusted for the amortization of premiums, accretion of discounts and any impairment. Premiums and discounts are amortized and accreted over the estimated lives of the related bonds based on the interest yield method. NAIC class 6 bonds are carried at lower of cost or fair value. Fair value is derived using third party pricing services and consideration of factors including quality of issuer, interest rates and maturity dates.

Loan-backed securities are stated at either amortized cost or the lower of amortized cost or fair value. Loan-backed securities that have been assigned the NAIC category 6 designation are carried at lower of cost or fair value. The Company used a pricing service in determining the fair value of its loan-backed securities. Prepayment assumptions were obtained from broker dealer survey values and are consistent with the current interest rate and economic environment. Significant changes in estimated cash flows from the original purchase assumptions for loan backed and structured securities are accounted for using the retrospective method. The Company had no negative yield situations requiring a change from the retrospective to prospective method.

Common stocks are carried at fair value. Fair value is derived using third party pricing services and, when not available, common stocks are valued using non-binding broker quotes.

Preferred stocks are carried at cost, less any impairment adjustments or at the lower of cost or fair value, depending on the NAIC designation of the security.

(Continued)

10

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Mortgage loans, comprised primarily of a loan to an affiliate for home office property, are carried at the unpaid principal balance less unamortized discount and were issued at a value of no more than 75% of the appraised value of the mortgaged property. The related party loan has an 8% coupon rate and will be paid in full on May 1, 2029. No new mortgage loans were issued during 2014, 2013 and 2012. The Company did not reduce interest rates of any outstanding mortgage loans during 2014, 2013 and 2012. During 2014, 2013 and 2012, the Company had no non-performing mortgage loans or loans with past due interest or principal payments.

Contract loans are carried at the unpaid principal balance.

Derivatives, representing one year call options, are carried at fair value based on the amount of cash expected to be received to settle each derivative instrument on the reporting date.

Within “Other invested assets”, the Company accounts for limited liability companies based on the underlying audited U.S. GAAP equity of the Company’s proportionate interest in the partnership.

At December 31, 2014 and 2013, the Company had no investments in derivative financial instruments, joint ventures, partnerships, or limited liability companies that exceed 10% of its admitted assets, reverse mortgages and holds no loans or debt that has been restructured.

As of December 31, 2014, the Company had no repurchase agreements open where the Company was the borrower. The Company accounts for repurchase agreements as a collateralized borrowing. Cash received is invested in eligible investments, primarily high quality floating rate securities, and the offsetting liability is included in “borrowed money” on the balance sheet.

Cash and short-term securities have a maturity of one year or less at the time of acquisition. Short-term investments are carried at amortized cost which approximates fair value.

Interest income is recognized as earned. Investment income reflects amortization of premiums and accrual of discounts on an effective-yield basis.

Net realized investment gains and losses are determined on the basis of specific identification on the trade date.

The Company’s methodology of assessing other-than-temporary impairments is based on security-specific facts and circumstances as of the date of the reporting period. Based on these facts, if (1) the Company has the intent to sell the debt security, (2) it is more likely than not the Company will be required to sell the debt security before the anticipated recovery of the amortized cost basis, or (3) management does not expect to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition, an other-than-temporary impairment is considered to have occurred. For equity securities, if (1) the Company does not have the ability and intent to hold the security for the recovery of cost or (2) recovery of cost is not expected within a reasonable period of time, an other-than-temporary impairment is considered to have occurred.

The Company reviews the fair value of all investments in its portfolio on a monthly basis to assess whether an other-than-temporary decline in value has occurred. These reviews, in conjunction with the Company’s investment managers’ monthly credit reports and relevant factors such as (1) the financial condition and near-term prospects of the issuer, (2) the length of time and extent to which the fair value has been less than amortized cost for bonds or cost for equity securities, (3) for debt securities, the Company’s intent to sell a security or whether it is more likely than not the Company will be required to sell the security before the anticipated recovery in the amortized cost basis; and for equity securities, the Company’s ability and intent to hold the security for the recovery of cost or if recovery of cost is not expected within a reasonable period of time, (4) the stock price trend of the issuer, (5) the market leadership position of the issuer, (6) the debt ratings of the issuer, and (7) the cash flows and liquidity of the issuer or the underlying cash flows for asset-backed securities, are all considered in the impairment assessment. Based on these facts, if management believes it is probable that amounts due will not be collected according to the contractual terms of a debt security, or if the Company has the intent to sell the investment before recovery of the cost of the investment, an other-than-temporary impairment shall be considered to have occurred. For structured securities, if the present value of the cash-flows expected to be collected is less than the amortized cost basis, an other-than-temporary impairment shall

(Continued)

11

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

be considered to have occurred for the difference due to a non-interest related decline. For structured securities, the Company analyzes discounted cash flows on a quarterly basis to determine if additional other-than-temporary impairment write-downs are necessary. A write-down of an investment is recorded when a decline in the fair value of that investment is deemed to be other-than-temporary, with a realized investment loss charged to operations for the period.

Asset Valuation Reserve

The Asset Valuation Reserve (AVR) was calculated as prescribed and required by the NAIC. This reserve is maintained for the purpose of stabilizing surplus against the effects of fluctuations in the value of certain bond, stock, mortgage loan and real estate investments. Changes in the AVR reserve are charged or credited to surplus.

The balance of the AVR by component at December 31, is as follows:

	2014	2013
Bonds, preferred stocks and short-term investments	$29,006	$25,377
Real estate and other invested assets	6,669	2,504
Common stocks	1,348	653

Total AVR	$37,023	$28,534

At December 31, 2014 and 2013 the AVR was held at a level equal to 80.22% and 72.78%, respectively, of the maximum reserve level allowed by the NAIC.

Interest Maintenance Reserve

The Interest Maintenance Reserve (IMR) was calculated as prescribed by the NAIC. This reserve is designed to capture the realized capital gains and losses which result from changes in the overall level of interest rates and amortize them into operations over the approximate remaining life of the investment sold.

Aggregate Reserves

Applicable state insurance laws require that the Company set up reserves in accordance with statutory regulations, carried as liabilities to meet future obligations under outstanding policies. These reserves are the amount that, with the additional premiums to be received and interest thereon compounded annually at certain rates, is calculated to be sufficient to meet the various policy and contract obligations as they occur.

Premium deficiency reserves at December 31, 2014 and 2013 were $7,290 and $8,253, respectively. The Company does not anticipate investment income as a factor in determining if a premium deficiency relating to short-duration contracts exists.

The Company waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premiums beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The tabular interest, tabular less actual reserve released and tabular cost have been determined by formula as prescribed in the annual statement instructions. Tabular interest on funds not involving life contingencies is determined as the sum of the products of each valuation rate of interest and the mean of the funds subject to such rate held at the beginning and end of the valuation year.

Aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies are based on statutory mortality tables and interest assumptions using either the net level, or commissioners’ reserve valuation method or commissioners’ annuity reserve valuation method. The annuity reserves include the current declared interest rates through the valuation date.

(Continued)

12

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Policyholder Funds on Deposit

Policyholder funds on deposit include funding agreements with the Federal Home Loan Bank of Chicago of $500,080 and $250,008 as of December 31, 2014 and 2013, respectively, and supplementary contracts without life contingencies which represent the present value of future payments discounted with interest only. At December 31, 2014 and 2013, the supplemental contract liability was $78,479 and $88,973, respectively, based on average credited interest rates of 3.18% and 3.20% in 2014 and 2013, respectively. Premiums and annuity considerations for life and accident and health contracts received in advance were $758 and $731 at December 31, 2014 and 2013, respectively.

Life Premiums

Life premiums are reflected as earned on the coverage anniversary date. Annuity and supplementary contracts with life contingent premiums are reflected as earned when collected. Accident and health premiums are reported as revenue when due and earned on a pro rata basis over the period covered by the policy.

Deferred life premiums represent modal premiums (other than annual) to be billed in the year subsequent to the commencement of the policy year.

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2014, were as follows:

	Gross	Net of Loading
Ordinary new business	$3,286	$1,414
Ordinary renewal	39,074	46,884
Group Life	83	83

Total	$42,443	$48,381

Mutual Fund Service Fee Income

The Company has a service agreement where the Company provides certain services to the Wilshire VIT Funds (Funds) necessary to coordinate the Funds activities with those of the separate account of the Company. For these services the Company receives a mutual fund service fee, accrued daily and paid to the Company monthly, based upon the combined assets of the Funds.

Fees From Sales of Third-Party Vendor Products

The Company has programs to offer fixed indexed universal life and fixed interest rate universal life insurance with two third-party vendors underwriting such insurance. Under these programs, the third-party vendors underwrite and bear the risk of these insurance policies and the Company receives a commission on the sale of that business.

Income Taxes

The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.

(Continued)

13

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Federal income taxes are charged to operations based on current taxable income. Current year federal income tax expense or benefit is based on financial reporting income or loss adjusted for certain temporary differences, which are the result of dissimilar financial reporting and tax basis accounting methods. A deferred tax asset (DTA), for the tax effect of temporary differences between financial reporting and the tax basis of assets, is reported as an admitted asset for temporary differences that reverse in three years, but only to the extent they do not exceed the lesser of federal income taxes paid in prior years that can be recovered through loss carrybacks from temporary differences or 15% of adjusted surplus plus gross deferred tax liabilities (DTL). Gross DTAs are reduced by a statutory valuation allowance if it is more-likely-than-not that some portion or all of the gross DTAs will not be realized. Admissibility is based upon the Company’s risk-based capital level.
The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustainable upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.

The Company classifies all tax-related interest and penalties as income tax expense.

Acquisition Expenses

The cost of acquiring new business, principally commissions, underwriting salaries, and related expenses, is charged to expense as incurred.

Non-admitted Assets

Assets prescribed by the Illinois Insurance Code and the NAIC as “non-admitted” (principally non-admitted deferred tax assets) are charged to unassigned surplus.

Use of Estimates

The preparation of statutory financial statements requires management to make estimates and assumptions that affect (1) the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the statutory financial statements and (2) the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Subsequent Events

The Company had no Type I or Type II events subsequent to December 31, 2014 that merited recognition or disclosure in these statements. Subsequent events were evaluated through April 24, 2015.

(Continued)

14

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(2)	Investments

Net Investment Income

The components of net investment income were as follows:

	2014	2013	2012
Interest on bonds	$278,414	$264,643	$256,735
Preferred stock income	1,952	1,473	1,491
Interest on mortgage loans	929	962	991
Interest on short-term investments	31	202	60
Interest on contract loans	8,115	7,851	7,763
Limited liability companies income	2,738	4,575	2,076
Other investment income	2,172	2,121	2,076

Gross investment income	294,351	281,827	271,192
Investment expenses	6,853	6,491	6,090

Net investment income	$287,498	$275,336	$265,102

The Company nonadmits investment income due and accrued if amounts are over 90 days past due. The Company had no amounts non-admitted at December 31, 2014 and 2013.

Net Realized Investment Gains (Losses) Net of Tax and Transfers to IMR

Realized investment gains (losses) which result from changes in the overall level of interest rates, excluding securities whose NAIC rating classification at the end of the holding period is different from its NAIC rating classification at the beginning of the holding period by more than one NAIC rating classification, are transferred to IMR. Realized investment gains (losses) on most fixed income securities are transferred on an after tax basis to the IMR and amortized into operations over the average remaining lives of the assets sold.

The IMR at December 31 is as follows:

	2014	2013	2012
Reserve balance, beginning of year	$82,233	$78,607	$71,088
Current year capital gains, net of tax	6,221	11,843	14,750
Amortization of IMR	(8,203)	(8,217)	(7,231)

Reserve balance, end of year	$80,251	$82,233	$78,607

(Continued)

15

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Net realized investment gains (losses) reported in the statutory statements of operations net of tax and transfers to IMR were as follows:

	2014	2013	2012
Bonds	$4,357	$17,850	$12,140
Common stocks	—	—	18
Preferred stocks	—	197	776

Net realized investment gains	4,357	18,047	12,934
Less federal income tax expense	4,051	7,146	3,174
Transferred to IMR	(6,221)	(11,843)	(14,750)

Net realized investment gains (losses) net of tax and transfers to IMR	$(5,915)	$(942)	$(4,990)

The net gains were realized from ongoing investment portfolio management activity and recording of impairment charges. The Company recorded an impairment write-down of $5,353 in 2014 compared to impairment write-downs of $139 and $1 in 2013 and 2012, respectively. The impairment losses in all years are related to bonds. In each of the periods, the impaired securities were marked to fair value, and the write-downs were recorded as realized investment losses in the statutory statements of operations.

Change in Net Unrealized Capital (Losses) Gains

Unrealized capital gains or losses are reflected as credits or charges directly to unassigned surplus. The unrealized capital gains (losses) also include the impact of deferred taxes. Deferred taxes were $3,284, $1,129 and $1,355 at December 31, 2014, 2013, and 2012, respectively.

	2014	2013	2012
Net unrealized capital gains (losses):
Beginning	$2,097	$2,518	$(1,242)
End of year	7,094	2,097	2,518

Change in net unrealized capital gains (losses)	$4,997	$(421)	$3,760

(Continued)

16

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Bonds and Preferred Stocks

The carrying value and statutory fair value of investments in bonds and preferred stocks are as follows:

December 31, 2014	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$38,460	$2,628	$(9)	$41,079
All Other Governments	49,385	6,653	—	56,038
States, Territories and Possessions (Direct and Guaranteed)	726,040	127,393	(3,571)	849,862
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	934,450	77,557	(4,413)	1,007,594
Industrial & Miscellaneous (Unaffiliated)	3,757,331	264,868	(12,826)	4,009,373
Hybrid Securities	22,305	1,687	(2,187)	21,805
Preferred Stocks	28,151	2,303	(838)	29,616

Total	$5,556,122	$483,089	$(23,844)	$6,015,367

December 31, 2013	Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds
U.S. Governments	$39,858	$1,070	$(1,221)	$39,707
All Other Governments	49,458	3,996	(421)	53,033
States, Territories and Possessions (Direct and Guaranteed)	707,136	62,283	(11,113)	758,306
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	939,693	41,806	(41,678)	939,821
Industrial & Miscellaneous (Unaffiliated)	3,196,550	201,282	(39,740)	3,358,092
Hybrid Securities	28,035	1,813	(3,040)	26,808
Preferred Stocks	27,151	1,945	(1,325)	27,771

Total	$4,987,881	$314,195	$(98,538)	$5,203,538

U.S. government and agency obligations include securities issued by Federal National Mortgage Association of $275,403 and $323,938; Federal Home Loan Mortgage Association of $528,185 and $484,630; Government National Mortgage Association of $118,950 and $119,609; and Other Government of $48,473 and $47,303 as of December 31, 2014 and 2013, respectively.

(Continued)

17

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

At December 31, 2014 and 2013, the fair value and gross unrealized capital losses of investments in bonds and preferred stock segregated between securities having an unrealized capital loss for less than 12 months and securities having an unrealized capital loss for 12 months or longer were as follows:

	Less than 12 months		12 months or longer
December 31, 2014	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$—	$—	$2,047	$9
All Other Governments	—	—	—	—
States, Territories And Possessions (Direct and Guaranteed)	11,329	174	20,347	3,398
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	8,962	32	153,209	4,381
Industrial & Miscellaneous (Unaffiliated)	632,402	9,220	167,334	3,605
Hybrid Securities	—	—	11,701	2,187
Preferred stocks	—	—	6,621	838

Total	$652,693	$9,426	$361,259	$14,418

	Less than 12 months		12 months or longer
December 31, 2013	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Bonds
U.S. Governments	$24,266	$1,221	$30	$—
All Other Governments	6,707	420	—	—
States, Territories And Possessions (Direct and Guaranteed)	103,795	9,228	16,681	1,885
Special Revenue & Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and their Political Subdivisions	357,757	37,121	21,080	4,557
Industrial & Miscellaneous (Unaffiliated)	842,772	35,086	50,636	4,655
Hybrid Securities	—	—	10,842	3,040
Preferred stocks	10,133	881	1,002	444

Total	$1,345,430	$83,957	$100,271	$14,581

At December 31, 2014, the gross unrealized capital loss position in the investment portfolio was $23,844 (248 positions and 0.4% of the investment portfolio’s fair value). Securities with an investment grade rating represented 83% of the gross unrealized capital losses. The largest single unrealized capital loss was $1,956 on a highly rated large U.S. financial institution. The portfolio included 98 securities that have been in an unrealized capital loss position for greater than 12 months, totaling $14,418. The Company views the decrease in value of all of the securities with unrealized capital losses at December 31, 2014 as temporary, expects recovery in fair value, anticipates continued payments in accordance with the contractual terms of the securities, and does not intend to sell the investments before recovery of the cost of the investment. Therefore, no impairment of these securities was recorded at December 31, 2014.

(Continued)

18

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Bonds by NAIC class at December 31 are as follows:

	2014		2013
	Carrying Value	Fair Value	Carrying Value	Fair Value
Class 1	$3,635,669	$3,967,732	$3,132,757	$3,258,933
Class 2	1,706,860	1,831,322	1,652,182	1,737,798
Class 3	112,934	112,904	97,531	97,762
Class 4	65,045	66,039	75,084	78,142
Class 5	2,620	2,616	3,176	3,121
Class 6	4,843	5,138	—	12

Total by class	$5,527,971	$5,985,751	$4,960,730	$5,175,768

At December 31, 2014, .02% of the Company’s investment portfolio was invested in collateralized mortgage obligations (CMOs) excluding mortgage obligations of United States governmental agencies. The average credit quality rating of the Company’s investment in CMOs was AA+ and NAIC 1. The fair value of CMOs at December 31, 2014 was $373,254 compared to a $343,355 carrying value. The average duration of the Company’s investment in CMOs was 6.6 years at December 31, 2014.

At December 31, 2014 and 2013, 5.1% and 5.3% of the total bond portfolio (at amortized cost) consisted of private placement bonds, respectively.

The carrying value and statutory fair value of bonds by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Perpetual holdings are included in the due after twenty years classification.

December 31, 2014	Carrying Value	Fair Value
Due in one year or less	$223,761	$242,291
Due after one year through five years	1,301,611	1,409,400
Due after five years through ten years	2,169,071	2,348,695
Due after ten years through twenty years	1,179,470	1,277,143
Due after twenty years	654,058	708,222

Total bonds	$5,527,971	$5,985,751

Proceeds from the sale of investments in bonds and stocks during 2014, 2013 and 2012 were $123,670, $165,382 and $310,839, respectively. Gross gains of $7,696, $11,305 and $22,687 and gross losses of $5,081, $561 and $12,345 were realized on those sales for 2014, 2013 and 2012, respectively.

(Continued)

19

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

Loan-backed and Structured Securities

At December 31, 2014, the Company had loan-backed securities with a fair value of $1,770,417 and a carrying value of $1,698,417. Prepayment assumptions were obtained from broker dealer survey values. The Company had no negative yield situations requiring a change from the retrospective to prospective method. The Company had no concentration of credit risk requiring disclosure under SSAP 27. The Company takes into consideration the cash flows of the loan-backed securities under various scenarios to determine if an impairment is other than temporary.

The other-than-temporary impairments (OTTI) on loan-backed and structured securities recognized during the year ended December 31, 2014, 2013 and 2012 were as follows:

Year Ended December 31, 2014	Amortized Cost Basis Before OTTI	Interest OTTI	Non Interest OTTI	Fair Value
Intent to sell	$7,583	$—	$1,225	$6,358
Inability or lack of intent to hold	—	—	—	—

Total	7,583	—	1,225	6,358

Year Ended December 31, 2013
Intent to sell	1,398	—	128	1,270
Inability or lack of intent to hold	—	—	—	—

Total	1,398	—	128	1,270

Year Ended December 31, 2012
Intent to sell	—	—	—	—
Inability or lack of intent to hold	1	—	1	—

Total	$1	$—	$1	$—

As of December 31, 2014, the Company held four structured securities with a recognized other-than-temporary impairment, all of which were impaired during the current year. The basis for the other-than-temporary impairment of all the structured securities (all non-interest related) was due to change of intent.

At December 31, 2014, the Company had loan-backed and structured securities with an aggregate unrealized loss of $7,075. The fair value and gross unrealized losses segregated between securities having an unrealized loss for less than twelve months and securities having an unrealized loss for twelve months or longer were as follows:

Less than 12 months		12 months or longer
Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
$449,857	$(4,352)	$143,240	$(2,723)

(Continued)

20

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Repurchase Agreements

Beginning in 2013, the Company entered into repurchase agreements where the Company was the borrower. Under the repurchase agreements, the Company receives primarily cash collateral in an amount equal to at least 95% of the fair value of the securities pledged as of the transaction date. The transaction is marked to market each business day and adjusted as needed during the term of the repurchase program to maintain appropriate collateralization. Customarily, the Company could terminate its repurchase agreements and recall the pledged collateral at any time. The Company accounts for the repurchase agreements as collateralized borrowings.

The Company has pledged assets as collateral under the repurchase agreements, which continue to be classified as bonds with a carrying value of $0 and $24,747 ($26,376 fair value) at December 31, 2014 and 2013, respectively. Total cash proceeds received and interest accrued under outstanding repurchase agreements which are classified as “Borrowed money” was $0 and $25,864 at December 31, 2014 and 2013, respectively. The Company had no outstanding repurchase agreements at December 31, 2014.

Deposits

The carrying value of securities included in bonds which are required by law to be on deposit with governmental authorities, at December 31 were as follows:

	2014	2013
Held for all policyholders	$1,683	$1,682
Held for policyholders in certain states	1,035	1,047

Total deposits	$2,718	$2,729

Federal Home Loan Bank Arrangements

The Company is a member of the Federal Home Loan Bank of Chicago (FHLB) primarily for the purpose of participating in its mortgage-collateralized loan advance program. Under the membership requirements, the Company purchased $10,000 of FHLB capital stock. In exchange, the Company had funding capacity available of $1,973,492 and $1,820,350 at December 31, 2014 and 2013, respectively. Any borrowing from the FHLB requires the purchase of FHLB activity-based common stock in an amount equal to 5.0% of the borrowing, or a lower percentage – such as 2.0% based on the Reduced Capitalization Advance Program. Advances are in the form of funding agreements issued to the FHLB and are therefore reported as deposit-type contracts included in “Policyholder funds on deposit” in the Statement of Liabilities and Capital and Surplus. The Company had $500,080 and $250,008 in outstanding advances with $457,548 and $256,979 in assets pledged as collateral to the FHLB at December 31, 2014 and 2013, respectively. The outstanding advances mature in December 2015, September 2019 and December 2023. The weighted average interest rate was 0.26% as of December 31, 2014. Interest rates reset either monthly or quarterly.

(Continued)

21

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Restricted Assets (Including Pledged) are as follows:

Gross Restricted							Percentage
Current Year
	Total General Account (G/A)	Total Separate Account (S/A)	Total	Total From Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted to Total Assets	Admitted Restricted to Total Admitted Assets
Subject to repurchase agreements	$—	$—	$—	$24,747	$(24,747)	$—	—%	—%
On deposit with states	2,718	—	2,718	2,729	(11)	2,718	0.03%	0.03%
Pledged as collateral under FHLB funding agreements	457,548	—	457,548	256,979	200,569	457,548	5.79%	5.79%

Total Restricted Assets	$460,266	$—	$460,266	$284,455	$175,811	$460,266	5.83%	5.83%

Mortgage Loans

Analysis of mortgage loans aggregated by type was as follows:

	Residential			Commercial
	Farm	Insured	All Other	Insured	All Other	Mezzanine	Total
December 31, 2014
Recorded Investment (All) Current	$—	$—	$68	$—	$11,370	$—	$11,438

December 31, 2013
Recorded Investment (All) Current	$—	$—	$79	$—	$11,774	$—	$11,853

Derivatives

In 2014, the Company began offering fixed indexed annuity (“FIA”) products. The Company purchases one-year call options, which generally provided for the Company to be paid the one-year appreciation of various published indices, which are used to fund the annual index credits on the indexed products. The Company pays cash to the counterparty at an agreed upon price at the outset of the contract. The counterparty pays a single payment at each due date.

Call options purchased by the Company do not qualify for hedge accounting treatment. The notional amounts purchased are not an exact match with the index annuity account values, nor do they take into account withdrawals resulting in a hedge that is not “highly effective.” Therefore, derivative instruments are carried at fair value, with changes in fair value recognized in “Change in unrealized capital gains (losses).” Pretax net unrealized gains on derivative assets at December 31, 2014, were $995.

The Company utilizes multiple counterparties and evaluates the credit worthiness of the counterparty prior to the purchase of an option contract. Collateral support agreements with each counterparty provide that the Company will receive or pledge financial collateral in the event minimum thresholds have been reached.

Subprime Mortgage Related Risk Exposure

The Company has no securities with direct sub-prime exposure.

(Continued)

22

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

Investments in Entities Exceeding 10% of Capital and Surplus

At December 31, 2014 there were no investments in entities other than obligations of the U.S. Government and federally sponsored government agencies and authorities which exceeded 10% of total capital and surplus.

(3)	Reserves

The composition of aggregate reserves for life policies, annuity contracts, and supplementary contracts with life contingencies at December 31 was as follows:

	Aggregate reserves		Mortality	Interest
	2014	2013	table	rates
Life	$920,084	$901,678	1980 CSO/CET	4.0-6.0%
	100,668	77,194	2001 CSO	3.5-4.0
	126,912	130,761	1958 CSO/CET	2.5-4.5
	67,800	67,573	Various	2.5-5.5
	4,734	5,058	1941 CSO	2.5-3.0
Annuity	1,984,241	1,884,007	1971 IAM	3.0-5.5
	59,852	60,871	a-1949	3.0-5.5
	671	742	1937 SAT	3.0
	139	107	MGDB
	1,370,602	1,198,618	a-2000	1.0-5.0
	203,579	197,269	1983a	3.0-4.5
Supplementary	22,884	26,161	1983a	6.25-11.0
contract with	87,913	85,294	a-2000	4.0-7.0
life contingencies	417	520	1971 IAM	4.5-11.25
	37	50	1937 SAT	3.5

Total	$4,950,533	$4,635,903

(Continued)

23

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Analysis of Annuity Reserves and Deposit Liabilities by Withdrawal Characteristics:

December 13, 2014	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal
With fair value adjustment	43,262	—	—	43,262	1%
At book value less current surrender charge of 5% or more	1,502,988	—	—	1,502,988	25%
At fair value	—	1,721,322	77,224	1,798,546	29%

Total with adjustment or at market value	1,546,250	1,721,322	77,224	3,344,796
At book value without adjustment (minimal or no charge or adjustment)	2,150,304	—	—	2,150,304	35%
Not subject to discretionary withdrawal	618,593	—	—	618,593	10%

Total (gross)	4,315,147	1,721,322	77,224	6,113,693	100%

Reinsurance ceded	32	—	—	32

Total (net)	4,315,115	1,721,322	77,224	6,113,661

December 31, 2013	General Account	Separate Account with Guarantees*	Separate Account Nonguaranteed	Total	% of Total
Subject to discretionary withdrawal
With fair value adjustment	48,938	—	—	48,938	1%
At book value less current surrender charge of 5% or more	1,494,502	—	—	1,494,502	27%
At fair value	—	1,654,605	78,668	1,733,273	31%

Total with adjustment or at market value	1,543,440	1,654,605	78,668	3,276,713
At book value without adjustment (minimal or no charge or adjustment)	1,887,095	—	—	1,887,095	34%
Not subject to discretionary withdrawal	367,699	—	—	367,699	7%

Total (gross)	3,798,234	1,654,605	78,668	5,531,507	100%

Reinsurance ceded	36	—	—	36

Total (net)	3,798,198	1,654,605	78,668	5,531,471

* - Represents variable contracts with a guaranteed minimum death benefit (no rate guarantee).

(Continued)

24

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Reconciliation of total annuity actuarial reserves and deposit funds liabilities:

	2014	2013
Life and Accident and Health Annual Statement:
Exhibit 5, Annuities Section, Total (net)	$3,619,085	$3,341,614
Exhibit 5, Supplementary Contracts with Life Contingencies Section, Total (net)	111,251	112,025
Exhibit 7, Deposit-type Contracts, Line 14, Column 1	584,779	344,559

Subtotal	4,315,115	3,798,198
Separate Accounts Annual Statement:
Exhibit 3, Line 0299999, Column 2	1,795,172	1,729,768
Exhibit 3, Line 0399999, Column 2	3,374	3,505

Subtotal	1,798,546	1,733,273

Combined Total	$6,113,661	$5,531,471

Policy reserves for losses for accident and health contracts are estimated by the Company’s valuation actuary using statistical claim development models to develop best estimates of liabilities for medical expense business and using tabular reserves employing mortality/morbidity tables and discount rates specified by regulatory authorities for disability income business.

Aggregate reserves for accident and health policies include the present value of amounts not yet due on existing claims and unearned premiums at December 31 as follows:

	Aggregate reserves
	2014	2013
Present value of amounts not yet due on claims (3% interest rate)	$2,801	$3,284
Additional contract reserves	51	61
Unearned premiums and other	86	96

Aggregate accident and health reserves	$2,938	$3,441

Unpaid Benefits

Unpaid benefits consist of case basis reserves and estimates of losses incurred but not reported. Estimates for losses incurred but not reported are based on prior experience modified for current trends.

Accident and health claim reserves and liabilities include the following:

	2014	2013
Aggregate reserves for accident and health	$2,938	$3,441
Unpaid benefits for accident and health	98	122
Less: Additional contract reserves	(52)	(61)
Unearned premiums and other	(86)	(96)

Accident and health claim reserves and liabilities	$2,898	$3,406

(Continued)

25

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

The following table sets forth an analysis of accident and health claim reserves and liabilities and provides a reconciliation of beginning and ending reserves for the periods indicated.

	2014	2013	2012
Net balance at January 1	$3,406	$4,287	$4,933
Incurred related to:
Current year	1,140	1,271	1,537
Prior years	(628)	(915)	(443)

Total incurred	512	356	1,094

Paid related to:
Current year	260	300	509
Prior years	760	937	1,231

Total paid	1,020	1,237	1,740

Net balance at December 31	$2,898	$3,406	$4,287

As a result of changes in estimates of claims incurred in prior years, the accident and health claims and claim adjustment expenses incurred decreased by $628, $915, and $443 in 2014, 2013 and 2012, respectively. These changes in estimates are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims and claim and loss adjustment expenses.

(4)	Related Party Transactions

The Company has common management and shares office facilities with HMEC and other affiliates and is a party to several intercompany service agreements. Under these agreements, the Company paid $122,588, $106,881, and $124,841 for management, administrative, data processing, commissions and agency services, utilization of personnel, and investment advisory services in 2014, 2013 and 2012, respectively.

The Company holds a mortgage loan on the home office property from HMSC in the amount of $11,370 and $11,774 as of December 31, 2014 and 2013, respectively.

The Company had a net balance receivable from affiliates of $1,378 and $1,540 at December 31, 2014 and 2013, respectively.

ELICA reinsures all of the Company’s life insurance business in the state of Arizona. ELICA also assumed a small block of Florida whole life business from the Company (see note 9).

The Company has no common stock investments in any upstream companies or affiliates.

(Continued)

26

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(5)	Federal Income Taxes

The net deferred tax asset (liability) at December 31 and the change from the prior year are comprised of the following components:

	2014
	Ordinary	Capital	Total
Gross deferred tax assets	$43,404	$6,773	$50,177
Statutory valuation allowance adjustments	—	—	—

Adjusted gross deferred tax assets	43,404	6,773	50,177
Deferred tax assets nonadmitted	—	3,319	3,319

Net admitted deferred tax asset	43,404	3,454	46,858
Total deferred tax liabilities	37,532	3,454	40,986

Admitted deferred tax asset (liability)	$5,872	$—	$5,872

	2013
	Ordinary	Capital	Total
Gross deferred tax assets	$43,389	$3,998	$47,387
Statutory valuation allowance adjustments	—	—	—

Adjusted gross deferred tax assets	43,389	3,998	47,387
Deferred tax assets nonadmitted	—	2,715	2,715

Net admitted deferred tax asset	43,389	1,283	44,672
Total deferred tax liabilities	36,312	1,283	37,595

Admitted deferred tax asset (liability)	$7,077	$—	$7,077

	Change
	Ordinary	Capital	Total
Gross deferred tax assets	$15	$2,775	$2,790
Statutory valuation allowance adjustments	—	—	—

Adjusted gross deferred tax assets	15	2,775	2,790
Deferred tax assets nonadmitted	—	604	604

Net admitted deferred tax asset	15	2,171	2,186
Total deferred tax liabilities	1,220	2,171	3,391

Admitted deferred tax asset (liability)	$(1,205)	$—	$(1,205)

(Continued)

27

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

The amount of adjusted gross deferred tax assets admitted under each component of SSAP No. 101 is as follows:

	2014
	Ordinary	Capital	Total
Federal income tax paid in prior years recoverable through loss carrybacks	$8,538	$—	$8,538
Adjusted gross deferred tax assets expected to be realized (lesser of a or b below)	—	—	—
a) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	4,024	—	4,024
b) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	64,471
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	34,866	3,454	38,320

Deferred tax assets admitted as the result of application of SSAP No. 101	$43,404	$3,454	$46,858

	2013
	Ordinary	Capital	Total
Federal income tax paid in prior years recoverable through loss carrybacks	$9,768	$—	$9,768
Adjusted gross deferred tax assets expected to be realized (lesser of a or b below)	—	—	—
a) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	8,069	—	8,069
b) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	59,077
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	33,621	1,283	34,904

Deferred tax assets admitted as the result of application of SSAP No. 101	$43,389	$1,283	$44,672

	Change
	Ordinary	Capital	Total
Federal income tax paid in prior years recoverable through loss carrybacks	$(1,230)	$—	$(1,230)
Adjusted gross deferred tax assets expected to be realized (lesser of a or b below)	—	—	—
a) Adjusted gross deferred tax assets expected to be realized following the balance sheet date	(4,045)	—	(4,045)
b) Adjusted gross deferred tax assets allowed per limitation threshold	XXX	XXX	5,394
Adjusted gross deferred tax assets offset by gross deferred tax liabilities	1,245	2,171	3,416

Deferred tax assets admitted as the result of application of SSAP No. 101	$15	$2,171	$2,186

(Continued)

28

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

Other admissibility criteria include:

	2014	2013
Ratio percentage used to determine recovery period and threshold limitation amount	918%	946%
Amount of adjusted capital and surplus used to determine the recovery period and threshold limitation above	$429,805	$393,848

The Company did not utilize tax planning strategies in determining the amount of adjusted gross and net admitted deferred tax assets. At December 31, 2014, the Company had no temporary differences for which a deferred tax liability was not recognized.

Current income taxes incurred consists of the following major components:

	2014	2013	2012
Federal	$18,854	$15,883	$22,004
Foreign	—	—	—

Subtotal	18,854	15,883	22,004
Federal income tax on net capital gains	4,051	7,146	3,174

Federal and Foreign income taxes incurred	$22,905	$23,029	$25,178

Deferred income tax assets and liabilities consist of the following major components:

	2014	2013	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$26,601	$27,387	$(786)
Investments	348	—	348
Deferred acquisition costs	10,281	10,191	90
Compensation and benefit accrual	5,773	5,760	13
Pension accrual	245	—	245
Receivables – nonadmitted	47	51	(4)
Other	109	—	109

Subtotal	43,404	43,389	15

Admitted ordinary deferred tax assets	$43,404	$43,389	$15
Capital:
Investments	$6,773	$3,998	$2,775

Subtotal	6,773	3,998	2,775
Nonadmitted deferred tax assets	3,319	2,715	604

Admitted capital deferred tax assets	$3,454	$1,283	$2,171

Total admitted deferred tax assets	$46,858	$44,672	$2,186

(Continued)

29

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

	2014	2013	Change
Deferred tax liabilities:
Ordinary:
Investments	$18,930	$17,952	$978
Fixed assets	953	1,061	(108)
Deferred and uncollected premium	17,264	16,659	605
Policyholder reserves	385	462	(77)
Other	—	178	(178)

Total ordinary deferred tax liabilities	$37,532	$36,312	$1,220

Capital:
Investments	$170	$154	$16
Unrealized capital gains	3,284	1,129	2,155

Total capital deferred tax liabilities	3,454	1,283	2,171

Total deferred tax liabilities	$40,986	$37,595	$3,391
Net deferred tax asset	$5,872	$7,077	$(1,205)

The Company’s income tax incurred and change in deferred income tax differs from the amount obtained by applying the federal statutory rate of 35% to income before income taxes as follows:

	2014	2013	2012
Income before taxes	$75,919	$88,943	$84,776
Expected income tax expense at 35% statutory rate	$26,572	$31,130	$29,672
Increase (decrease) in actual tax reported resulting from:
Dividends received deduction	$(3,105)	$(3,248)	$(1,699)
Tax adjustment for IMR	(2,871)	(2,876)	(2,531)
Nondeductible compensation accruals	(17)	(148)	450
Deferred tax benefit on nonadmitted assets	4	32	1
Return to provision	710	(692)	(53)
Prior year exams	51	—	—
Other	7	—	—

Total income tax expense reported	$21,351	$24,198	$25,840

Current income tax expense incurred	$22,905	$23,029	$25,178
Change in deferred income tax	601	942	2,686
Less change in deferred tax on unrealized gains and losses	(2,155)	227	(2,024)

Total income tax expense reported	$21,351	$24,198	$25,840

At December 31, 2014, the Company had no unused net operating loss or capital loss carryforwards available to offset future taxable income.

The amounts of federal income taxes incurred that are available for recoupment in the event of future net losses are:

Year	Ordinary	Capital	Total
2014	$18,417	$4,063	$22,480
2013	$16,081	$7,442	$23,523
2012	$20,548	$3,337	$23,885

(Continued)

30

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

At December 31, 2014, the Company had no deposits reported as admitted assets under Section 6603 of the Internal Revenue Code.

At December 31, 2014, the Company’s federal income tax returns for years prior to 2011 are no longer subject to examination by the Internal Revenue Service (“IRS”).

The Company is included in the consolidated federal income tax return of its parent, ELICA, and its ultimate parent, HMEC and its affiliates. The tax sharing agreement between the Company and HMEC, as approved by the Board of Directors of the Company, provides that tax on income is charged to the Company as if it were filing a separate federal income tax return. The Company is reimbursed for any losses or tax credits to the extent utilized in the consolidated return. Intercompany tax balances are settled quarterly with a subsequent final annual settlement upon filing the consolidated federal income tax return.

The Company records liabilities for potential tax contingencies where it is more-likely-than-not that the position will not be sustained upon audit by taxing authorities. Potential tax contingencies are reevaluated routinely and, if applicable, are adjusted appropriately based upon changes in facts or law. The Company has no unrecorded tax contingencies.

A reconciliation of the beginning and ending amount of tax contingencies is as follows:

	2014	2013	2012
Balance as of beginning of the year	$641	$—	$—
Additions based on tax contingencies related to the current year	259	641	—
Reductions for tax positions for prior year	(244)	—	—

Balance as of the end of the year	$656	$641	$—

The Company classifies all tax-related interest and penalties as income tax expense.

(6)	Restrictions of Surplus

The amount of dividends which can be paid by Illinois insurance companies without prior approval of the State Insurance Commissioner is subject to restrictions relating to profitability and statutory surplus (greater of current year statutory net income or 10% of surplus). Dividends which may be paid to the Parent Company during 2015 without prior approval are approximately $46,700. Ordinary dividends of $18,000, $20,000 and $34,000 were paid in 2014, 2013 and 2012, respectively.

(7)	Fair Value of Financial Instruments

The Company’s financial assets and financial liabilities measured and reported at fair value have been classified, for disclosure purposes, in accordance with SSAP 100, Fair Value Measurements. SSAP 100 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements.

The Company has categorized its assets and liabilities that are measured and reported at fair value into the three-level fair value hierarchy as reflected in the table below. The three-level fair value hierarchy is based on the degree of subjectivity inherent in the valuation method by which fair value was determined. The three levels are defined as follows.

Level 1	Unadjusted quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities (both common stock and preferred stock) that are traded in an active exchange market, as well as U.S. Treasury debt.

(Continued)

31

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Level 2	Unadjusted observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for the assets or liabilities. Level 2 assets and liabilities include debt and equity securities with quoted prices that are traded less frequently than exchange-traded instruments or values based on discounted cash flows with observable inputs. This category generally includes certain U.S. Government and agency mortgage-backed debt, non-agency structured debt, corporate fixed maturity debt, preferred stock and derivative securities.

Level 3	Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, certain discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation and for which the significant inputs are unobservable. This category generally includes certain private debt and equity investments.

Fair value for assets and liabilities measured and reported at fair value are as follows:

December 31, 2014

Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Bonds	$—	$—	$—	$—

Total Bonds	$—	$—	$—	$—
Common Stock	$3,824	$10,009	$14,300	$28,133

Total Common Stock	$3,824	$10,009	$14,300	$28,133
Total Derivatives	$—	$2,458	$—	$2,458
Separate Account Assets	$1,813,557	$—	$—	$1,813,557

Total assets at fair value	$1,817,381	$12,467	$14,300	$1,844,148
Liabilities at fair value:
Separate Account Liabilities	$1,813,557	$—	$—	$1,813,557

Total liabilities at fair value	$1,813,557	$—	$—	$1,813,557

(Continued)

32

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

December 31, 2013

Description	Level 1	Level 2	Level 3	Total
Assets measured at fair value:
Bonds	$—	$—	$—	$—

Total Bonds	$—	$—	$—	$—
Common Stock	$—	$5,007	$8,000	$13,007

Total Common Stock	$—	$5,007	$8,000	$13,007
Separate Account Assets	$1,747,995	$—	$—	$1,747,995

Total assets at fair value	$1,747,995	$5,007	$8,000	$1,761,002
Liabilities at fair value:
Separate Account Liabilities	$1,747,995	$—	$—	$1,747,995

Total liabilities at fair value	$1,747,995	$—	$—	$1,747,995

At the end of each reporting period, the Company evaluates whether or not any event has occurred or circumstances have changed that would cause an instrument to be transferred into or out of Level 3. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial asset or financial liability, including estimates of timing, amount of expected future cash flows and the credit standing of the issuer. In some cases, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial asset or financial liability. The disclosed fair values do not reflect any premium or discount that could result from offering for sale at one time an entire holding of a particular financial asset or financial liability. In periods of market disruption, the ability to observe prices and inputs may be reduced for many instruments. This condition could cause an instrument to be reclassified from Level 1 to Level 2 or from Level 2 to Level 3. Potential taxes and other expenses that would be incurred in an actual sale or settlement are not reflected in amounts disclosed.

As of September 30, 2014, the Company transferred one common stock security with carrying value of $4,459 from Level 2 to Level 1. The quote received for this security in the current period was from an active market. In the prior period, trading activity for this security was restricted and the quote was deemed to be based on an inactive market.

Rollforward of level 3 items are as follows:

Description	Balance at 1/1/2014	Transfers into Level 3	Transfers out of Level 3	Balance at 12/31/2014
Financial Instruments
Common Stock	$8,000	$6,300	$—	$14,300

Total Assets	$8,000	$6,300	$—	$14,300

(Continued)

33

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

The fair value for all financial instruments are as follows:

December 31, 2014

Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3
Financial instruments - Assets
Bonds	$5,985,751	$5,527,971	$7,694	$5,825,075	$152,982
Preferred Stocks	29,616	28,151	9,160	20,456	—
Common Stocks	28,133	28,133	3,824	10,009	14,300
Derivatives	2,458	2,458	—	2,458	—
Short Term Investments	92,888	92,888	92,888	—	—
Mortgage Loans and Contract Loans	164,248	156,779	—	—	164,248
Other Invested Assets	118,778	109,596	20,064	35,207	63,507
Separate Account Assets	1,813,557	1,813,557	1,813,557	—	—

Total Assets	$8,235,429	$7,759,533	$1,947,187	$5,893,205	$395,037

Financial instruments - Liabilities
Separate Accounts Liabilities	$1,813,557	$1,813,557	$1,813,557	$—	$—
Policyholder Funds on Deposit	584,779	584,779	—	—	584,779

Total Liabilities	$2,398,336	$2,398,336	$1,813,557	$—	$584,779

December 31, 2013

Description	Fair Value	Admitted Value	Level 1	Level 2	Level 3
Financial instruments - Assets
Bonds	$5,175,768	$4,960,730	$7,275	$5,070,915	$97,578
Preferred Stocks	27,771	27,151	8,806	18,965	—
Common Stocks	13,007	13,007	—	5,007	8,000
Short Term Investments	151,786	151,782	151,382	404	—
Mortgage Loans and Contract Loans	158,612	152,459	—	—	158,612
Other Invested Assets	102,474	98,816	17,930	29,689	54,855
Separate Account Assets	1,747,995	1,747,995	1,747,995	—	—

Total Assets	$7,377,413	$7,151,940	$1,933,388	$5,124,980	$319,045

Financial instruments – Liabilities
Separate Accounts Liabilities	$1,747,995	$1,747,995	$1,747,995	$—	$—
Policyholder Funds on Deposit	344,559	344,559	—	—	344,559

Total Liabilities	$2,092,554	$2,092,554	$1,747,995	$—	$344,559

For debt securities, each month the Company obtains prices from its investment managers and custodian bank, each of which use a variety of independent, nationally recognized pricing sources to determine market valuations. Typical inputs used by these pricing sources include, but are not limited to, reported trades, benchmark yield curves, benchmarking of like securities, rating designation, sector groupings, issuer spreads, bids, offers, and/or estimated cash flows and prepayment speeds.

When the pricing sources cannot provide fair value determinations, the Company obtains non-binding price quotes from broker-dealers. The broker-dealer’s valuation methodology is sometimes matrix-based, using indicative evaluation measures and adjustments for specific security characteristics and market sentiment. The market inputs utilized in the evaluation measures and adjustments include: benchmark yield curves, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, reference data, and industry and economic events. The extent of the use of each market input depends on the market sector and the market conditions. Depending on the security, the priority of the use of inputs may change or some market inputs may not be relevant. For some securities, additional inputs may be necessary.

(Continued)

34

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

The Company analyzes price and market valuations received to verify reasonableness, to understand the key assumptions used and their sources, to conclude the prices obtained are appropriate, and to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Based on this evaluation and investment class analysis, each price is classified into Level 1, 2, or 3. The Company has in place certain control processes to determine the reasonableness of the financial asset fair values. These processes are designed to ensure the values received are accurately recorded and that the data inputs and valuation techniques utilized are appropriate, consistently applied, and that the assumptions are reasonable and consistent with the objective of determining fair value. For example, on a continuing basis, the Company assesses the reasonableness of individual security values received from pricing sources that vary from certain thresholds. Historically, the control processes have not resulted in adjustments to the valuations provided by pricing sources. The Company’s debt securities portfolio is primarily publicly traded, which allows for a high percentage of the portfolio to be priced through pricing services. The remainder of the portfolio was priced by broker-dealers or pricing models. When non-binding broker-dealer quotes could be corroborated by comparison to other vendor quotes, pricing models or analysis, the securities were generally classified as Level 2, otherwise they were classified as Level 3. There were no significant changes to the valuation process during 2014.

Fair values of common stocks have been determined by the Company from quotations of the underlying securities. Securities where a public quotation is not available are valued by using non-binding broker quotes or through the use of pricing models or analysis that is based on market information regarding interest rates, credit spreads and liquidity. The underlying source data for calculating the matrix of credit spreads relative to the U.S. Treasury curve are nationally recognized indices. These inputs are based on assumptions deemed appropriate given the circumstances and are believed to be consistent with what other market participants would use when pricing such securities. The fair value of the FHLB membership and activity stocks is based on redemption value which is equal to par value. There were no significant changes to the valuation process in 2014.

The fair values of derivative instruments, primarily call options, are based on the amount of cash expected to be received to settle each derivative instrument on the reporting date. These amounts are obtained from each of the counterparties using industry accepted valuation models and are adjusted for the nonperformance risk of each counterparty including an assessment of any collateral held.

Fair values of the Separate Account assets are based on the calculated net asset value (NAV) of the underlying sub-accounts. Investment performance related to these assets is fully offset by corresponding amounts credited to contract holders with the liability reflected within Separate Account liabilities. Separate Account liabilities are equal to the estimated fair value of Separate Account assets.

For short-term fixed income securities, because of the nature of these assets, carrying amounts generally approximate fair values, which have been determined from public quotations, when available.

The fair value of contract loans is based on estimates using discounted cash flow analysis and current interest rates being offered for new loans.

Within “Other invested assets”, the fair value in limited liability companies is based on the underlying audited GAAP equity of the Company’s proportionate interest in the partnership.

The fair value of mortgage loans is estimated by discounting the future cash flows using the current rates at which similar loans would be made to borrowers with similar credit ratings and the same remaining maturities.

Policyholder funds on deposit include liabilities related to supplementary contracts without life contingencies and dividend accumulations, which represent deposits that do not have defined maturities and advances under FHLB funding agreements. Policy holder funds on deposit are carried at cost, which management believes is a reasonable estimate of fair value due to the relatively short duration of these deposits, based on the Company’s past experience.

There were no significant changes to the valuation process during 2014.

(Continued)

35

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

(8)	Differences Between U.S. Generally Accepted Accounting Principles and Statutory Accounting Practices

Statutory accounting practices differs from U.S. generally accepted accounting principles (GAAP). The most significant differences between statutory accounting practices and GAAP are highlighted by the following descriptions of the GAAP treatment:

(a)	Aggregate reserves for future life benefits are computed on the net level premium method using estimates of future investment yield, mortality, and withdrawal.

(b)	Aggregate reserves for annuity contracts are carried at accumulated policyholder values without reduction for potential surrender or withdrawal charges.

(c)	Annuity considerations and other fund deposits are reflected as deposits rather than revenue.

(d)	Acquisition costs are deferred and amortized in proportion to anticipated premiums over the terms of the insurance policies (10, 15, 20 and 30 years) for individual life contracts and amortized in proportion to estimated gross profits for interest-sensitive life and investment (annuity) contracts.

(e)	Non-admitted assets are restored to the balance sheet less applicable allowance accounts.

(f)	Asset valuation and interest maintenance reserves are not provided.

(g)	The assets and liabilities are revalued as of the date of acquisition of HMEC and its subsidiaries in August, 1989.

(h)	Realized investment gains (losses) resulting from changes in interest rates are recognized in operations when the related security is sold.

(i)	Reinsurance ceded credits are recognized as assets in GAAP basis financial statements.

(j)	Fixed maturity investments (bonds) are categorized as available for sale. Such investments are carried at fair value with changes in fair value charged or credited to shareholder’s equity, net of deferred income taxes and the amortization of capitalized acquisition costs.

(k)	The statement of cash flows is presented in a format as prescribed by Statement of Cashflows (ASC 230).

(l)	A statement of comprehensive income (loss) is required.

(m)	Changes in the balances of DTAs and DTLs result in increases or decreases of operations under GAAP.

(n)	Deferred premium assets are not provided.

(o)	DTAs are not subject to admissibility limitations under GAAP.

(p)	Policy and contract fees are reported as unearned revenue and are recognized in income over the period in which the services are provided.

The aggregate effect of the foregoing differences has not been determined separately for the Company, but is presumed to be material.

(Continued)

36

HORACE MANN LIFE INSURANCE COMPANY

Notes to the Statutory Financial Statements

(In thousands)

(9)	Reinsurance

The Company cedes reinsurance primarily to limit losses from large exposures and to permit recovery of a portion of direct losses; however, such a transfer does not relieve the Company of its primary obligation to the policyholders.

Information with respect to reinsurance ceded and assumed by the Company is set forth below.

	2014	2013	2012
Direct life insurance premiums	$105,115	$102,592	$100,800
Life insurance premiums ceded:
To ELICA	1,282	1,247	1,227
Other	4,915	4,448	4,295

Net life insurance premiums as reported	$98,918	$96,897	$95,278

Life insurance reserves ceded:
To ELICA	$15,694	$15,306	$15,009
To other companies	7,222	7,010	6,699

Total life ceded	$22,916	$22,316	$21,708

Direct accident and health premiums
Direct accident and health premium	$3,635	$3,912	$4,234
Ceded accident and health premium	1,204	1,284	1,386

Net accident and health premium	$2,431	$2,628	$2,848

The maximum amount of direct individual ordinary insurance retained on any standard life is $300 and a maximum of $100 or $125 is retained on each group life policy depending on the type of coverage. Amounts in excess of the retained portion are ceded on a yearly renewable term basis of reinsurance. The Company also maintains a life catastrophe reinsurance program. Effective January 1, 2014, the Company reinsured 100% of the catastrophe risk in excess of $1,000 up to $35,000 per occurrence, with one reinstatement. The Company’s catastrophe risk reinsurance program covers acts of terrorism and includes nuclear, biological and chemical explosions but excludes other acts of war. The Company has a quota share reinsurance agreement with Hartford Life and Accident Insurance Company and cedes 50% of the Company’s group disability income policies.

The Company has taken $2,291 of reinsurance credits for reinsurance contracts that the reinsurer may unilaterally cancel. No aggregate reduction in surplus would be anticipated upon the cancellation of the contracts. The Company has no reinsurance agreements in effect such that the amount of losses paid through the statement date would result in a payment to the reinsurer that in the aggregate exceeds the total direct premium collected under the reinsured policies. No new reinsurance agreements have been executed or amended since January 1, 2014, to include policies or contracts which were in-force or which had existing reserves established by the Company as of the effective date of the agreement. The Company has no uncollectible reinsurance and there were no commutations of ceded reinsurance during the year.

(Continued)

37

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(10)	Pension Plans and Other Postretirement Benefits

The Company is a member of the Horace Mann group of insurance companies. All the Company’s personnel are employees of HMSC. Salaries, pension and related benefits are allocated to the Company for these services.

Pension Plans

HMSC has the following retirement plans: three qualified and two non-qualified retirement plans. Substantially all employees participate in the 401(k) plan and through December 31, 2014 participated in the non-contributory defined contribution plan. Employees who were hired prior to 1998 have a vested accrued benefit in a frozen defined benefit plan. For all three qualified plans, all assets are held in their respective plan trusts. Certain employees participate in a non-qualified defined contribution plan while certain retirees are receiving benefits under the frozen non-qualified defined benefit plan.

Employees became eligible to participate in the defined contribution plan after one year of service; contributions were made based on eligible earnings and years of service and were credited to each employee’s individual plan account. The majority of employees received a 5% contribution. Accounts vested after 3 years of service. In November 2014, HMSC announced that the fully funded defined contribution plan would be terminated on December 31, 2014 and all participant accounts would become 100% vested and be distributed to all current and former employee participants in 2015.

All employees participate in the 401(k) plan and receive a 100% vested 3% “safe harbor” company contribution based on employees’ eligible earnings. In November 2014, HMSC communicated that effective January 1, 2015 it would begin matching each dollar of employee contributions up to a 5% maximum — in addition to maintaining the automatic 3% “safe harbor” contribution. The new matching company contribution vests after 5 years of service.

In 2002, participants’ ceased accruing benefits for earnings and years of service in the frozen defined benefit plan. A substantial number of those participants are former employees of HMSC who are not eligible to receive an immediate annuity benefit until age 65 and/or are not eligible for a lump sum distribution. HMSC’s policy for the frozen defined benefit plan is to contribute to the plan amounts which are actuarially determined to provide sufficient funding to meet future benefit payments as defined by federal laws and regulations.

The non-qualified plans were established for specific employees whose otherwise eligible earnings exceeded the statutory limits under the qualified plans. Benefit accruals under the non-qualified defined benefit plan were frozen in 2002 and all participants are currently in payment status. Both the non-qualified frozen defined benefit plan and the non-qualified defined contribution plan are unfunded plans with HMSC’s contributions made at the time payments are made to participants.

Expense allocated to the Company in 2014, 2013 and 2012 for the qualified plans was $3,556, $3,094 and $3,262, respectively. Expense allocated to the Company in 2014, 2013 and 2012 for the non-qualified plans was $309, $354 and $219, respectively.

Postemployment Benefits

In addition to providing pension benefits, HMSC also provided certain health care and life insurance benefits to a closed group of eligible employees. Postretirement benefits other than pensions of active and retired employees were accrued as expense over the employees’ service years.

In December 2013, HMSC eliminated the pre-65 postretirement medical coverage for all remaining eligible participants effective March 31, 2014. In November 2014, HMSC announced it would no longer sponsor the retiree group life benefit as of December 2014 and these retirees were offered a conversion option to individual policies. This plan was terminated December 31, 2014.

As a result of the changes in the plan for other postretirement benefits, the Company recorded a reduction in its expenses of $(1,020), $(115) and $(227) for the years ended December 31, 2014, 2013 and 2012, respectively.

(Continued)

38

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

(11)	Variable Annuities Assets and Liabilities Held in Separate Accounts

The Company utilizes separate accounts to record and account for assets and liabilities related to variable annuities invested in various mutual funds. In accordance with the state of Illinois procedures, the variable annuities in the separate account are permitted by code section 215 ILCS 5/245.21.2. As of December 31, 2014 and 2013, all the separate account assets are legally insulated from the Company’s general account claims.

The separate accounts held by the Company relate to individual and group variable annuities of a nonguaranteed return nature and no risk charges have been paid by the separate accounts for guarantees. The net investment experience of the separate accounts is credited directly to the policyholder and can be positive or negative. The assets and liabilities of the separate accounts are carried at fair value. Certain policies provide a guaranteed minimum death benefit, the reserve for which is held in the aggregate reserves of the Company’s general account.

Information regarding the separate accounts of the Company is as follows:

	2014	2013
Legally insulated assets by product:
Individual Annuity	1,645,710	1,594,287
Supplemental Contracts	3,374	3,505
Group Annuities	164,473	150,203

Total	1,813,557	1,747,995

Reconciliation of transfers to (from) separate account is as follows:

Net transfers are included in provisions for claims and benefits in the statutory statement of operations.

	2014	2013	2012
Transfers to separate accounts	$141,170	$132,553	$113,436
Transfers from separate accounts	(155,411)	(148,240)	(153,032)

Net transfers from separate accounts	$(14,241)	$(15,687)	$(39,596)

(12)	Retained Assets

Retained Assets are structured as drafts and are included in “Policyholder funds on deposit” in the Statement of Liabilities and Capital and Surplus. Interest rates paid during 2014 varied from 1.0% to 4.0% per annum. Interest is credited monthly. Fees are not charged on retained asset accounts. The default for settling life claims is full cash settlement. Assets are retained only if the beneficiary selects that option.

Number and balance of retained asset accounts in force at December 31 were as follows:

	2014		2013
	Number	Balance	Number	Balance
Up to and including 12 months	23	$1,907	35	$3,025
13 to 24 months	26	1,163	31	1,774
25 to 36 months	27	1,532	30	940
37 to 48 months	26	796	41	1,483
49 to 60 months	37	1,210	40	1,935
Greater than 60 months	217	6,841	190	5,719

TOTAL	356	$13,449	367	$14,876

(Continued)

39

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

The following table provides a reconciliation of beginning and ending retained assets for the year ended December 31, 2014:

	Individual Number	Individual Balance/ Amount	Group Number	Group Balance/ Amount
Number/balance of retained assets at the beginning of the year	364	$14,708	3	$168
Number/amount of retained assets account issued/added during the year	32	3,752	—	—
Investment earnings credited to retained asset accounts during the year	—	208	—	2
Fees and other charges assessed to retained asset accounts during the year	—	—	—	—
Number/amount of retained assets accounts transferred to state unclaimed property fund during the year	7	—	—	—
Number/amount of retained asset accounts closed/withdrawn during the year	36	5,386	—	3

Number/balance of retained asset accounts at the end of the year	353	$13,282	3	$167

(13)	Contingencies, Assessments and Legal Proceedings

Contingencies

The Company has commitments to provide additional capital contributions of $25,348 to three partnerships and commitments of $10,567 in three unfunded bank loans.

Guarantee Assessments

The Company may be subject to guaranty fund and other assessments by the states in which it writes business. The Company’s policy is to accrue guaranty fund assessments when the entity for which the insolvency relates has met the applicable state of domicile’s statutory definition of insolvent and the amount of loss is reasonably estimable. In most states the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation.

As of December 31, 2014, the Company had not accrued for any assessments. Premium tax offsets related to guaranty fund assessments totaled $621 as of December 31, 2014. This amount is included in guaranty funds receivable and is expected to be realized over a period not more than 10 years following payment. The following table reflects the current year change in premium tax offsets benefit on a direct basis.

(Continued)

40

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

Rollforward of Related Assets

2014
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year-end	$543
Decreases current year:
Premium tax offsets	59
Increases current year
Premium tax offsets paid and accrued	137
Other increases	—

Assets recognized from paid and accrued premium tax offsets and policy surcharges current year-end.	$621

Legal Proceedings

There are various lawsuits and legal proceedings against the Company. Management and legal counsel are of the opinion that the ultimate disposition of such litigation will have no material adverse effect on the Company’s financial position.

The Company paid claims-related extra contractual obligations and bad faith losses of $130, $168 and $203 during 2014, 2013 and 2012, respectively. The number of claims paid to settle claims-related extra contractual obligations or bad faith losses resulting from lawsuits was between 51-100 in each of 2014, 2013 and 2012.

(14)	Risk-Based Capital

The insurance departments of various states, including the Company’s domiciliary state of Illinois impose risk-based capital (RBC) requirements on insurance enterprises. The RBC calculation serves as a benchmark for the regulation of insurance companies by state insurance regulators. The requirements apply various weighted factors to financial balances or activity levels based on their perceived degree of risk.

The RBC guidelines define specific capital levels where regulatory intervention is required based on the ratio of a company’s actual total adjusted capital (sum of capital and surplus and AVR) to control levels determined by the RBC formula. At December 31, 2014, the Company’s actual total adjusted capital was $435,676 and the authorized control level risk-based capital was $46,840.

(15)	Risk Disclosures

The Company’s business involves various risks and uncertainties which are based on general business and insurance industry environments. The following are some of the risk factors that could affect the Company:

Investment Risks

The Company’s fixed income portfolio is subject to a number of risks including:

•	interest rate risk, which is the risk that interest rates will decline and funds reinvested will earn less than expected;

•	market value risk, which is the risk that invested assets will decrease in value due to a change in the yields realized on assets and prevailing market yields for similar assets, an unfavorable change in the liquidity of the investment or an unfavorable change in the financial prospects or a downgrade in the credit rating of the issuer of the investment;

•	credit risk, which is the risk that the value of certain investments becomes impaired due to deterioration in financial condition of one or more issuers of those instruments or the deterioration in performance or credit quality of the underlying collateral of certain structured securities and, ultimately, the risk of permanent loss in the event of default by an issuer or underlying credit;

(Continued)

41

HORACE MANN LIFE INSURANCE COMPANY

Notes to Statutory Financial Statements

(In thousands)

•	market fundamentals risk, which is the risk that there are changes in the market that can have an unfavorable impact on securities valuation such as availability of credit in the capital markets, re-pricing of credit risk, reduced market liquidity, and increased market volatility;

•	concentration risk, which is the risk that the portfolio may be too heavily concentrated in the securities of one or more issuers, sectors or industries, which could result in a significant decrease in the value of the portfolio in the event of deterioration in the financial condition of those issuers or the market value of their securities;

•	liquidity risk, which is the risk that liabilities are surrendered or mature sooner than anticipated requiring the Company to sell assets at an undesirable time to provide for policyholder surrenders, withdrawals or claims; and

•	regulatory risk, which is the risk that regulatory bodies or governments, in the U.S. or in other countries, may make substantial investments or take significant ownership positions in, or ultimately nationalize, financial institutions or other issuers of securities held in the Company’s investment portfolio, which could adversely impact the seniority or contractual terms of the securities. Regulatory risk could also come from changes in tax laws or bankruptcy laws that would adversely impact the valuation of certain invested assets.

Interest Rate Risk

Significant changes in interest rates expose the Company to the risk of not earning income or experiencing losses based on the differences between the interest rates earned on investments and the credited interest rates paid on outstanding fixed annuity and interest-sensitive life contracts. Significant changes in interest rates may affect:

•	the unrealized gains and losses in the investment portfolio

•	the book yield of the investment portfolio; and

•	the ability of the Company to maintain appropriate interest rate spreads over the fixed rates guaranteed in life and annuity products. As of December 31, 2014, for approximately 86% of the deferred annuity account values, the credited interest rate was equal to the minimum guaranteed rate.

Credit Risk

Third party debtors may not pay or perform their obligations. These parties may include the issuers of securities, customers, reinsurers, and other financial intermediaries

Ratings Risk

Claims-paying ratings and financial strength ratings have become an increasingly important factor in establishing the competitive position of insurance companies. Each rating agency reviews its ratings periodically and from time to time may modify its rating criteria including, among other factors, its expectations regarding capital adequacy, profitability and revenue growth. A downgrade in the ratings or adverse change in the ratings outlook of the Company could result in a substantial loss of business.

Legal/Regulatory Risk

The Company is subject to extensive regulation and supervision designed to protect the interests of policyholders. The ability to comply with laws and regulations, at a reasonable cost, and to obtain necessary regulatory action in a timely manner, is and will continue to be critical. Legal/regulatory risk also includes risks related to market conduct and appropriate product sales to policyholders.

42

HORACE MANN LIFE INSURANCE COMPANY

SUMMARY OF INVESTMENTS – OTHER THAN INVESTMENTS IN RELATED PARTIES – SCHEDULE I

December 31, 2014

(In thousands)

Type of investments	Cost (1)	Statutory Fair Value	Amount shown in Balance Sheet
Debt securities:
Bonds:
U.S. Government and government agencies and authorities	$971,011	$1,046,625	$971,011
State, municipalities and political subdivisions	881,007	1,029,067	881,007
Foreign government bonds	51,371	58,092	51,371
Other corporate bonds	3,624,582	3,851,966	3,624,582

Total debt securities	$5,527,971	$5,985,750	$5,527,971

Equity securities:
Preferred stocks:
Industrial and miscellaneous	$28,151	$—	$28,151
Common stocks	28,133	—	28,133

Total equity securities	$56,284	$—	56,284

Mortgage loans on real estate	11,438	XXX	11,438
Real estate	-	XXX	—
Contract loans	145,341	XXX	145,341
Cash and short-term investments	99,944	XXX	99,944
Receivable for securities	—	XXX	—
Derivatives	2,458	XXX	2,458
Other investments	119,031		119,031

Total investments	$5,962,467		$5,962,467

(1)	Debt securities are carried at amortized cost or investment values prescribed by the National Association of Insurance Commissioners. Real estate acquired in satisfaction of indebtedness is $0.

See accompanying independent auditors’ report.

43

HORACE MANN LIFE INSURANCE COMPANY

SUPPLEMENTARY INSURANCE INFORMATION – SCHEDULE III

For the years ended December 31, 2014, 2013 and 2012

(In thousands)

	As of December 31,				For the years ended December 31,
Segment	Deferred policy acquisition cost (1)	Future policy benefits losses, claims and loss expenses (3)	Unearned premiums (3)	Other policy claims and benefits Payable (3)	Premium revenue and annuity, pension and other contract considerations	Net investment income	Benefits, claims, losses and settlement expenses	Amortization of deferred policy acquisition costs (1)	Other operating expenses	Premiums written (2)
2014:
Life	$—	$1,227,393	$—	$2,688	$98,918	$70,305	$111,691	$—	$43,080	$—
Annuity	—	3,625,879	—	4,245	478,941	205,164	603,473	—	61,090	—
Supplementary Contracts	—	111,260	—	578,559	6,912	11,675	15,841	—	1,439	—
Accident and Health	—	2,967	68	45	2,431	354	492	—	1,555	—

Total	$—	$4,967,499	$68	$585,537	$587,202	$287,498	$731,497	$—	$107,164	$—

2013:
Life	$—	$1,189,122	$—	$2,780	$96,897	$68,588	$111,272	$—	$39,130	$—
Annuity	—	3,349,652	—	3,489	420,592	193,992	537,451	—	56,886	—
Supplementary Contracts	—	112,025	—	338,982	9,550	12,339	18,540	—	1,639	—
Accident and Health	—	3,484	80	40	2,628	417	338	—	1,671	—

Total	$—	$4,654,283	$80	$345,291	$529,667	$275,336	$667,601	—	$99,326	$—

2012:
Life	$—	$1,150,135	$—	$2,889	$95,278	$68,073	$104,653	$—	$37,504	$—
Annuity	—	3,091,015	—	1,707	416,006	183,821	524,692	—	56,498	—
Supplementary Contracts	—	110,328	—	97,727	8,407	12,735	18,662	—	1,629	—
Accident and Health	—	4,360	103	24	2,848	473	1,064	—	1,769	—

Total	$—	$4,355,838	$103	$102,347	$522,539	$265,102	$649,071	$—	$97,400	$—

(1)	Does not apply to financial statements of life insurance companies which are prepared on a statutory basis.
(2)	Does not apply to life insurance.
(3)	Advance premiums and other deposit funds are included in other policy claims and benefits payable.

See accompanying independent auditors’ report.

44

HORACE MANN LIFE INSURANCE COMPANY

REINSURANCE – SCHEDULE IV

For the years ended December 31, 2014, 2013 and 2012

(In thousands)

	Gross amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
2014: Life insurance in force	$15,800,702	$3,539,588	$—	$12,261,114	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$105,113	$6,195	$—	$98,918	0.0%
Annuity	478,941	—	—	478,941	0.0%
Supplementary contracts	6,912	—	—	6,912	0.0%
Accident and health	3,635	1,204	—	2,431	0.0%

Total premiums	$594,601	$7,399	$—	$587,202	0.0%

2013: Life insurance in force	$15,102,467	$3,397,095	$—	$11,705,372	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$102,592	$5,695	$—	$96,897	0.0%
Annuity	420,592	—	—	420,592	0.0%
Supplementary contracts	9,550	—	—	9,550	0.0%
Accident and health	3,912	1,284	—	2,628	0.0%

Total premiums	$536,646	$6,979	$—	$529,667	0.0%

2012: Life insurance in force	$14,632,272	$3,232,724	$—	$11,399,548	0.0%

Premiums and annuity, pension and other contract considerations:
Life insurance	$100,800	$5,522	$—	$95,278	0.0%
Annuity	416,006	—	—	416,006	0.0%
Supplementary contracts	8,407	—	—	8,407	0.0%
Accident and health	4,234	1,386	—	2,848	0.0%

Total premiums	$529,447	$6,908	$—	$522,539	0.0%

See accompanying independent auditors’ report.

45

PART C

OTHER INFORMATION

HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

Item 24. Financial Statements and Exhibits

(a) Financial Statements

The following financial statements are included in Part B hereof

Horace Mann Life Insurance Company Separate Account

-Report of Independent Registered Public Accounting Firm, dated April 24, 2015

-Statements of Net Assets — December 31, 2014

-Statements of Operations — For the Year Ended December 31, 2014

-Statements of Changes in Net Assets For the Year Ended December 31, 2014

-Statements of Changes in Net Assets For the Year Ended December 31, 2013

-Notes to Financial Statements — December 31, 2014

Horace Mann Life Insurance Company

-Report of Independent Registered Public Accounting Firm, dated April 24, 2015

-Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus -As of December 31, 2014 and 2013

-Statutory Statements of Operations — For the Years Ended December 31, 2014, 2013 and 2012

-Statutory Statements of Capital and Surplus — For the Years Ended December 31, 2014, 2013 and 2012

-Statutory Statements of Cash Flow — For the Years Ended December 31, 2014, 2013 and 2012

-Notes to Statutory Financial Statements — December 31, 2014, 2013 and 2012

-Supplemental Schedules to Statutory Financial Statements — December 31, 2014 and 2013

(b) Exhibits

(1) Resolution of Board of Directors(1)

(2). Not Applicable

(3) Underwriting Agreement(1)

(3)(a) Schedule of Remuneration(3)

(4) Form of Variable Annuity Contract(2)

(5) Form of application(2)

(6) Certificate of incorporation and bylaws(2)

(7)	Not Applicable

(8)	Not Applicable

(9) Opinion and Consent of Counsel                     Filed Herewith

(10) Independent Auditors Consent                     Filed Herewith

(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors’ Report thereon Filed Herewith

(12) Not Applicable

(1) Incorporated by reference to Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 63 to Form N-4 Registration Statement, dated April 30, 1998 (File No. 811-1343).

(2) Incorporated by reference to Horace Mann Life Insurance Separate Account Pre-Effective Amendment No. 1 to Form N-4 Registration Statement, dated February 14, 2006 (File No. 811-1343).

(3) Incorporated by reference to the Horace Mann Life Insurance Separate Account Post-Effective Amendment No. 95 to Form N-4 Registration Statement, dated April 28, 2014 (File No. 811-1343)

Item 25. Directors and Officers of the Depositor

The directors and officers of Horace Mann Life Insurance Company, who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant, are listed below. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position and Office with Depositor
Marita Zuraitis	Director, President & Chief Executive Officer

Ann M. Caparros	Director, General Counsel, Corporate Secretary & Chief Compliance Officer

Dwayne D. Hallman	Director, Executive Vice President, & Chief Financial Officer

Angela S. Christian	Vice President & Treasurer

Matthew P. Sharpe	Director & Executive Vice President

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Horace Mann Educators Corporation is a publicly held company.

The Registrant is a separate account of Horace Mann Life Insurance Company. Horace Mann Life Insurance Company (an Illinois Corporation) is a wholly owned subsidiary of Educators Life Insurance Company of America (an Illinois Corporation). Educators Life Insurance Company of America and Horace Mann Investors, Inc. (a Maryland Corporation), principal underwriter of the Registrant, are wholly-owned subsidiaries of Horace Mann Educators Corporation (a Delaware Corporation), a publicly held corporation.

Item 27. Number of Contract Owners

As of March 27, 2015, the number of Contract Owners of Horace Mann Life Insurance Company Separate Account was 122,234, of which 119,523 were qualified Contract Owners and 2,711 were non-qualified Contract Owners.

Item 28. Indemnification

According to Section 21 of the Distribution Agreement, Horace Mann Life Insurance Company agrees to indemnify Horace Mann Investors, Inc. for any liability Horace Mann Investors, Inc. may incur to a Contract Owner or party-in-interest under a Contract (i) arising out of any act or omission in the course of, or in connection with, rendering services under this Agreement, or (ii) arising out of the purchase, retention or surrender of a Contract; provided however the Horace Mann Life Insurance Company will not indemnify Horace Mann Investors, Inc. for any such liability that results from the willful misfeasance, bad faith or gross negligence of Horace Mann Investors, Inc., or from the reckless disregard, by Horace Mann Investors, Inc., of its duties and obligations arising under the Distribution Agreement.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the Act, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) Horace Mann Investors, Inc., the underwriter of Horace Mann Life Insurance Company Separate Account, acts as principal underwriter for Horace Mann Life Insurance Company Separate Account B , Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Company Qualified Group Annuity Separate Account and Horace Mann Life Insurance Group Annuity Separate Account.

(b) The following are the directors and officers of Horace Mann Investors, Inc. Their principal business address is One Horace Mann Plaza, Springfield, Illinois 62715.

Name	Position with Underwriter

Norman R. Sherman	Director, President, Chief Executive Officer & Chief Compliance Officer

Kimberly A. Johnson	Chief Financial Operations Officer

Ann M. Caparros	Director

Diane M. Barnett	Tax Compliance Officer

Angela S. Christian	Treasurer

Bret A. Conklin	Controller

Matthew P. Sharpe	Director & Chairman

Elizabeth E. Arthur	Secretary

(c) The following is a listing of the commissions and other compensation received by the principal underwriter from the Registrant, Horace Mann Life Insurance Company Separate Account B, Horace Mann Life Insurance Company Allegiance Separate Account A, Horace Mann Life Insurance Group Annuity Separate Account and the Horace Mann Life Insurance Company Qualified Group Annuity Separate Account during the fiscal year ended December 31, 2014:

Name of Principal Underwriter	Net Underwriting Discounts and Commission	Compensation on Redemption	Brokerage Commission	Compensation
Horace Mann Investors, Inc.	$8,258,735	N/A	N/A	N/A

Item 30. Location of Accounts and Records

Horace Mann Investors, Inc., underwriter of the Registrant, is located at One Horace Mann Plaza, Springfield, Illinois 62715. Horace Mann Investors, Inc. maintains those accounts and records associated with its duties as underwriter required to be maintained pursuant to Section 31(a) of the Investment Company Act and the rules promulgated thereunder.

Horace Mann Life Insurance Company, the depositor, is located at One Horace Mann Plaza, Springfield, Illinois 62715. Horace Mann Life Insurance Company maintains those accounts and records required to be maintained pursuant to Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder that are not maintained by Horace Mann Investors, Inc.

Item 31. Management Services

Not applicable.

Item 32. Undertakings

(a) Horace Mann Life Insurance Company and the Registrant are relying on a no-action letter from the Securities and Exchange Commission that was issued to the American Council of Life Insurance and made publicly available on November 28, 1988. That letter outlines conditions that must be met if a company offering registered annuity contracts imposes the limitations on surrenders and withdrawals on section 403(b) contracts as required by the Internal Revenue Code. Horace Mann Life Insurance Company and the Registrant are in compliance with the conditions of that no-action letter.

(b) Horace Mann Life Insurance Company represents that the fees and charges deducted under the variable annuity contract described in the prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

(c) The Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments may be accepted under the variable annuity contracts described in the prospectus.

(d) The Registrant undertakes to include either: (i) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information; or (ii) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

(e) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written request.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Amendment to the Registration Statement meets the requirements of Securities Act Rule 485(b) for effectiveness and has duly caused this Registration Statement to be signed on its behalf, in the City of Springfield, and State of Illinois, on this 24th day of April, 2015

BY: HORACE MANN LIFE INSURANCE COMPANY SEPARATE ACCOUNT

(Registrant)

By: Horace Mann Life Insurance Company

(Depositor)

Attest:	/s/ ANN M. CAPARROS	By:	/s/ MARITA ZURAITIS
Ann M. Caparros Corporate Secretary of the Depositor		Marita Zuraitis, President and Chief Executive Officer of the Depositor

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ MARITA ZURAITIS Marita Zuraitis	Director, President and Chief Executive Officer	April 24, 2015

/s/ DWAYNE D. HALLMAN Dwayne D. Hallman	Director, Executive Vice President and Chief Financial Officer	April 24, 2015

/s/ ANN M. CAPARROS Ann M. Caparros	Director, General Counsel, Corporate Secretary and Chief Compliance Officer	April 24, 2015

SIGNATURE	TITLE	DATE

/s/ MATTHEW P. SHARPE Matthew P. Sharpe	Director and Executive Vice President	April 24, 2015

C-5

Exhibit Index

(9) Opinion and Consent of Counsel

(10) Independent Registered Public Accounting Firm Consent

(11) Financial Statement Schedules for Horace Mann Life Insurance Company and the Independent Auditors’ Report thereon